UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper UBS Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

Item 1.  Schedule of Investments

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
US government and agency obligations—80.76%
Federal Farm Credit Bank
1 mo. USD LIBOR - 0.085%,
1.157%, due 11/30/17[1]	1,000,000	999,921
3 mo. USD LIBOR - 0.030%,
1.288%, due 12/02/17[1]	1,000,000	1,000,534
1 mo. USD LIBOR + 0.055%,
1.293%, due 11/08/17[1]	2,000,000	1,999,884
1 mo. USD LIBOR + 0.090%,
1.332%, due 11/29/17[1]	3,000,000	3,000,000
Federal Home Loan Bank
3 mo. USD LIBOR - 0.380%,
0.931%, due 11/09/17[1]	2,000,000	2,000,052
0.970%, due 11/13/17[2]	1,000,000	999,677
0.995%, due 11/01/17[2]	5,000,000	5,000,000
1.015%, due 11/10/17[2]	10,000,000	9,997,462
1.019%, due 11/03/17[2]	1,000,000	999,944
1.021%, due 12/07/17[2]	2,000,000	1,998,000
1.030%, due 11/03/17[2]	5,000,000	4,999,714
1.030%, due 12/12/17[2]	2,000,000	1,997,654
1.035%, due 11/09/17[2]	3,000,000	2,999,310
1.035%, due 12/21/17[2]	5,000,000	4,992,812
1.040%, due 11/17/17[2]	2,000,000	1,999,076
1.040%, due 12/18/17[2]	2,000,000	1,997,284
1.040%, due 12/19/17[2]	2,000,000	1,997,227
1.045%, due 12/06/17[2]	5,000,000	4,994,920
1.045%, due 12/13/17[2]	3,000,000	2,996,343
1.045%, due 12/27/17[2]	2,000,000	1,996,749
1.050%, due 11/15/17[2]	16,000,000	15,993,467
1.050%, due 12/22/17[2]	5,000,000	4,992,563
1.053%, due 01/03/18[2]	3,000,000	2,994,472
1.055%, due 12/01/17[2]	1,000,000	999,121
1.055%, due 01/02/18[2]	2,000,000	1,996,366
1.055%, due 01/03/18[2]	3,000,000	2,994,461
1.055%, due 01/05/18[2]	2,000,000	1,996,190
1 mo. USD LIBOR - 0.180%,
1.057%, due 11/18/17[1]	5,000,000	5,000,000
1.058%, due 01/05/18[2]	2,000,000	1,996,179
1.060%, due 01/16/18[2]	3,000,000	2,993,287
1.070%, due 12/15/17[2]	2,000,000	1,997,384
1.080%, due 11/27/17[2]	3,000,000	2,997,660
1.080%, due 01/22/18[2]	2,000,000	1,995,080
1.089%, due 01/10/18[2]	3,000,000	2,993,648
1.090%, due 01/10/18[2]	2,000,000	1,995,761
1.099%, due 12/27/17[2]	2,000,000	1,996,634

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
US government and agency obligations—(continued)
1 mo. USD LIBOR - 0.140%,
1.099%, due 11/16/17[1]	1,000,000	1,000,000
1.100%, due 01/11/18[2]	2,000,000	1,995,661
1.100%, due 01/22/18[2]	2,000,000	1,994,989
1.100%, due 01/24/18[2]	1,000,000	997,433
1 mo. USD LIBOR - 0.130%,
1.108%, due 11/25/17[1]	1,000,000	1,000,000
3 mo. USD LIBOR - 0.220%,
1.109%, due 12/26/17[1]	800,000	799,963
1.110%, due 01/24/18[2]	1,600,000	1,595,856
1 mo. USD LIBOR - 0.120%,
1.122%, due 11/28/17[1]	1,000,000	999,997
1 mo. USD LIBOR - 0.115%,
1.123%, due 11/25/17[1]	1,000,000	1,000,000
1.125%, due 01/19/18[2]	5,000,000	4,987,656
1.125%, due 01/24/18[2]	2,000,000	1,994,750
1.125%, due 02/28/18[2]	3,000,000	2,988,844
1.129%, due 12/22/17[2]	2,000,000	1,996,801
1.135%, due 02/28/18[2]	2,000,000	1,992,496
1 mo. USD LIBOR - 0.100%,
1.137%, due 11/18/17[1]	1,000,000	1,000,000
1 mo. USD LIBOR - 0.100%,
1.139%, due 11/21/17[1]	2,000,000	2,000,000
1.140%, due 01/31/18[2]	2,000,000	1,994,237
1 mo. USD LIBOR - 0.095%,
1.144%, due 11/21/17[1]	1,200,000	1,200,000
1 mo. USD LIBOR - 0.080%,
1.153%, due 11/04/17[1]	1,000,000	1,000,000
1 mo. USD LIBOR - 0.080%,
1.158%, due 11/19/17[1]	1,000,000	1,000,000
1 mo. USD LIBOR + 0.010%,
1.252%, due 11/28/17[1]	600,000	599,994
Federal Home Loan Mortgage Corp.
1.110%, due 03/02/18[2]	2,000,000	1,992,538
Federal National Mortgage Association
3 mo. USD LIBOR - 0.030%,
1.326%, due 01/11/18[1]	2,000,000	2,000,000
US Treasury Bill
1.080%, due 01/18/18[2]	3,000,000	2,992,980
US Treasury Notes
3 mo. Treasury money market yield + 0.170%,
1.278%, due 11/01/17[1]	1,000,000	1,000,080
3 mo. Treasury money market yield + 0.174%,
1.282%, due 11/01/17[1]	2,300,000	2,300,167

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
US government and agency obligations—(concluded)
3 mo. Treasury money market yield + 0.190%,
1.298%, due 11/01/17[1]	6,000,000	6,000,497
Total US government and agency obligations (cost—$165,323,775)		165,323,775

Repurchase agreements—20.32%
Repurchase agreement dated 10/31/17 with Goldman Sachs & Co., 1.030% due 11/01/17, collateralized by $7,500,000 Federal Farm Credit Bank obligation, 2.780% due 11/02/37, $3,000,000 Federal Home Loan Bank obligation, 3.375% due 06/08/29, $4,260,000 Federal Home Loan Mortgage Corp. obligation, 1.700% due 09/29/20, $16,677,700 US Treasury Bond Principal STRIPs, zero coupon due 11/15/44 and $26,466,017 US Treasury Bonds STRIPs, zero coupon due 05/15/29; (value—$41,820,017); proceeds: $41,001,173	41,000,000	41,000,000
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $625,145 US Treasury Note, 1.500% due 01/31/22; (value—$616,800); proceeds: $604,001	604,000	604,000
Total repurchase agreements (cost—$41,604,000)		41,604,000
Total investments (cost—$206,927,775 which approximates cost for federal income tax purposes)—101.08%		206,927,775
Liabilities in excess of other assets—(1.08)%		(2,214,305)
Net assets (applicable to 204,714,004 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$204,713,470

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	165,323,775	—	165,323,775
Repurchase agreements	—	41,604,000	—	41,604,000
Total	—	206,927,775	—	206,927,775

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Weighted average maturity—33 days

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – October 31, 2017 (unaudited)

Portfolio footnotes

1                           Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.

2                           Rate shown is the discount rate at the date of purchase unless otherwise noted.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
US government obligations—5.21%
US Treasury Notes
1.750%, due 06/30/22	3,375,000	3,338,482
2.125%, due 09/30/24	3,100,000	3,079,777
2.250%, due 10/31/24	1,500,000	1,501,816
2.250%, due 11/15/25	2,700,000	2,689,137
2.250%, due 02/15/27	9,675,000	9,580,140
2.375%, due 05/15/27	2,500,000	2,500,781
Total US government obligations (cost—$22,895,962)		22,690,133

Government national mortgage association certificates—37.43%
GNMA
3.000%, due 11/15/42[1]	119,119	120,953
3.000%, due 02/15/43[1]	632,458	644,387
3.000%, due 05/15/43[1]	1,697,768	1,726,629
3.000%, due 06/15/43[1]	536,102	544,723
3.000%, due 07/15/43[1]	160,346	163,073
3.000%, due 01/15/45[1]	441,955	450,203
3.000%, due 02/15/45[1]	51,550	52,338
3.000%, due 07/15/45[1]	696,971	707,644
3.000%, due 08/15/45[1]	51,348	51,987
3.000%, due 10/15/45[1]	1,128,251	1,145,290
3.000%, due 12/15/45	862,900	873,627
3.500%, due 11/15/42[1]	828,810	861,921
3.500%, due 03/15/45	385,021	400,461
3.500%, due 04/15/45	885,672	921,043
4.000%, due 12/15/41	1,533,761	1,617,285
4.000%, due 01/15/47	233,283	247,523
4.000%, due 02/15/47	1,063,525	1,128,362
4.000%, due 04/15/47	1,119,601	1,188,026
4.500%, due 09/15/39	848,917	917,114
4.500%, due 06/15/40	394,545	421,071
5.000%, due 12/15/34	197,592	214,644
5.000%, due 04/15/38	166,945	182,685
5.000%, due 08/15/39	234,757	254,666
5.000%, due 12/15/39	13,440	14,671
5.000%, due 05/15/40	365,249	398,774
5.000%, due 09/15/40	8,814	9,617
5.000%, due 05/15/41	99,841	108,208
5.500%, due 08/15/35	29,327	32,635
5.500%, due 02/15/38	3,043	3,383
5.500%, due 04/15/38	271,179	300,695
5.500%, due 05/15/38	295,699	328,382

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Government national mortgage association certificates—(continued)
5.500%, due 06/15/38	162,785	180,821
5.500%, due 10/15/38	771,924	861,372
5.500%, due 11/15/38	43,839	48,667
5.500%, due 12/15/38	8,964	10,016
5.500%, due 03/15/39	70,624	78,248
5.500%, due 05/15/39	72,066	79,959
5.500%, due 09/15/39	367,355	407,571
5.500%, due 01/15/40	6,497	7,214
5.500%, due 03/15/40	434,136	484,528
5.500%, due 05/15/40	285	285
6.500%, due 02/15/29	694	769
6.500%, due 01/15/36	11,351	12,564
6.500%, due 09/15/36	196,857	223,107
6.500%, due 02/15/37	13,673	15,332
6.500%, due 04/15/37	7,320	8,103
6.500%, due 01/15/38	9,279	10,272
6.500%, due 06/15/38	28,132	31,140
6.500%, due 07/15/38	21,845	24,309
6.500%, due 11/15/38	7,046	8,310
7.500%, due 08/15/21	1,091	1,101
8.000%, due 02/15/23	362	386
8.250%, due 04/15/19	4,880	4,892
10.500%, due 02/15/19	6,210	6,237
10.500%, due 07/15/19	4,431	4,450
10.500%, due 07/15/20	1,240	1,245
10.500%, due 08/15/20	7,741	7,778
GNMA I
3.000%, due 12/15/45	72,616	73,620
GNMA II
3.000%, due 09/20/46	494,638	500,851
3.000%, due 07/20/47	1,118,178	1,132,223
3.000%, due 08/20/47	13,924,317	14,099,216
3.000%, due 09/20/47[1]	8,980,710	9,093,514
3.500%, due 04/20/45	14,922	15,546
3.500%, due 11/20/45	889,420	927,641
3.500%, due 05/20/46	2,160,909	2,273,943
3.500%, due 10/20/47	5,500,000	5,710,725
3.750%, due 05/20/30	776,154	813,134
4.000%, due 12/20/40	850,691	877,819
4.000%, due 07/20/41	51,595	54,225
4.000%, due 08/20/47	2,983,837	3,146,586
4.500%, due 09/20/41	364,321	375,924
4.500%, due 07/20/44	145,171	149,832

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Government national mortgage association certificates—(continued)
4.500%, due 10/20/44	576,106	594,462
4.500%, due 02/20/45	602,686	621,460
4.500%, due 08/20/45	380,390	403,528
4.500%, due 02/20/46	352,377	363,686
4.500%, due 04/20/46	56,150	57,946
5.000%, due 12/20/33	279,211	305,664
5.000%, due 01/20/34	148,477	162,408
5.000%, due 02/20/38	182,704	199,955
5.000%, due 04/20/38	220,531	241,354
5.000%, due 08/20/41	27,752	30,380
5.000%, due 12/20/42	39,957	43,499
5.000%, due 08/20/43	3,301,380	3,587,046
6.000%, due 10/20/38	7,170	7,705
6.500%, due 09/20/32	6,145	6,731
6.500%, due 11/20/38	11,338	11,835
6.500%, due 12/20/38	16,576	17,401
7.000%, due 03/20/28	46,900	47,659
9.000%, due 04/20/25	6,741	7,492
9.000%, due 12/20/26	3,039	3,175
9.000%, due 01/20/27	9,514	9,694
9.000%, due 09/20/30	1,087	1,091
9.000%, due 10/20/30	3,545	3,674
9.000%, due 11/20/30	4,690	4,751
GNMA II ARM
1 year CMT + 1.500%,
2.125%, due 09/20/21[2]	45,059	46,193
1 year CMT + 1.500%,
2.125%, due 08/20/25[2]	13,968	14,315
1 year CMT + 1.500%,
2.125%, due 09/20/25[2]	18,799	19,266
1 year CMT + 1.500%,
2.125%, due 08/20/26[2]	21,166	21,733
1 year CMT + 1.500%,
2.125%, due 09/20/26[2]	3,503	3,598
1 year CMT + 1.500%,
2.125%, due 07/20/27[2]	7,914	8,136
1 year CMT + 1.500%,
2.125%, due 08/20/27[2]	24,940	25,567
1 year CMT + 1.500%,
2.125%, due 07/20/30[2]	58,919	60,773
1 year CMT + 1.500%,
2.125%, due 08/20/30[2]	82,918	85,567
1 year CMT + 1.500%,
2.375%, due 01/20/23[2]	28,606	29,221

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Government national mortgage association certificates—(continued)
1 year CMT + 1.500%,
2.375%, due 03/20/23[2]	13,276	13,584
1 year CMT + 1.500%,
2.375%, due 01/20/24[2]	41,731	42,662
1 year CMT + 1.500%,
2.375%, due 01/20/25[2]	4,699	4,829
1 year CMT + 1.500%,
2.375%, due 02/20/25[2]	8,739	8,979
1 year CMT + 1.500%,
2.375%, due 03/20/26[2]	10,899	11,237
1 year CMT + 1.500%,
2.375%, due 01/20/27[2]	72,832	73,006
1 year CMT + 1.500%,
2.375%, due 02/20/27[2]	7,620	7,816
1 year CMT + 1.500%,
2.375%, due 01/20/28[2]	10,939	11,314
1 year CMT + 1.500%,
2.375%, due 02/20/28[2]	6,783	6,909
1 year CMT + 1.500%,
2.500%, due 11/20/21[2]	8,632	8,735
1 year CMT + 1.500%,
2.500%, due 03/20/25[2]	14,894	15,333
1 year CMT + 1.500%,
2.500%, due 07/20/30[2]	27,260	28,246
1 year CMT + 1.500%,
2.500%, due 08/20/30[2]	1,882	1,932
1 year CMT + 1.500%,
2.500%, due 10/20/30[2]	12,771	13,212
1 year CMT + 1.500%,
2.625%, due 04/20/18[2]	324	323
1 year CMT + 1.500%,
2.625%, due 06/20/22[2]	35,541	36,176
1 year CMT + 1.500%,
2.625%, due 04/20/24[2]	54,959	55,217
1 year CMT + 1.500%,
2.625%, due 05/20/25[2]	5,284	5,440
1 year CMT + 1.500%,
2.625%, due 04/20/26[2]	93,485	95,855
1 year CMT + 1.500%,
2.625%, due 06/20/26[2]	40,410	41,598
1 year CMT + 1.500%,
2.625%, due 04/20/27[2]	25,105	25,938
1 year CMT + 1.500%,
2.625%, due 04/20/30[2]	16,377	16,992
1 year CMT + 1.500%,
2.625%, due 05/20/30[2]	364,344	378,089

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
1 year CMT + 1.500%,
3.000%, due 04/20/18[2]	269	269
1 year CMT + 1.500%,
3.000%, due 05/20/25[2]	33,744	34,805
1 year CMT + 1.500%,
3.000%, due 06/20/25[2]	14,437	14,716
1 year CMT + 1.500%,
3.500%, due 03/20/25[2]	7,276	7,202
1 year CMT + 1.500%,
4.000%, due 01/20/18[2]	1,229	1,229
1 year CMT + 1.500%,
4.000%, due 05/20/18[2]	175	175
1 year CMT + 1.500%,
4.000%, due 06/20/19[2]	4,006	4,004
GNMA TBA
4.000%	4,000,000	4,203,594
4.500%	4,500,000	4,784,590
GNMA II TBA
2.500%	1,000,000	977,976
3.000%	12,000,000	12,139,687
3.500%	28,000,000	28,997,501
4.000%	20,700,000	21,720,445
4.500% [1]	23,000,000	24,369,012
Total government national mortgage association certificates (cost—$163,057,949)		163,001,087

Federal home loan mortgage corporation certificates—34.85%
FHLMC
2.500%, due 01/01/31	399,871	402,223
3.000%, due 04/01/43[1]	343,240	345,140
3.000%, due 05/01/43	270,899	272,395
3.000%, due 12/01/44	287,367	288,243
3.000%, due 04/01/45	1,786,407	1,793,057
3.000%, due 08/01/46	499,166	497,364
3.000%, due 12/01/46	8,965,838	8,986,321
3.000%, due 01/01/47	797,872	799,365
3.500%, due 09/01/32	618,063	645,384
4.000%, due 01/01/37	370,226	391,303
4.000%, due 07/01/43	276,431	292,463
4.000%, due 08/01/44[1]	3,832,445	4,077,637
4.000%, due 06/01/47	13,064,332	13,712,522
4.500%, due 10/01/33	51,503	53,627
4.500%, due 09/01/34	1,217,759	1,258,767
4.500%, due 01/01/36	29,234	30,867
4.500%, due 05/01/37	9,410	9,921

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(continued)
4.500%, due 05/01/38	78,274	81,125
5.000%, due 10/01/25	60,641	65,538
5.000%, due 11/01/27	8,511	9,198
5.000%, due 07/01/33	10,714	10,981
5.000%, due 09/01/33	242,143	267,342
5.000%, due 01/01/34	37,010	40,270
5.000%, due 06/01/34	11,819	12,871
5.000%, due 04/01/35	48,023	51,900
5.000%, due 05/01/35	124,024	135,404
5.000%, due 07/01/35	1,062,316	1,160,535
5.000%, due 08/01/35	36,294	39,611
5.000%, due 10/01/35	29,521	32,198
5.000%, due 12/01/35	3,108	3,387
5.000%, due 02/01/37	74,073	80,733
5.000%, due 06/01/37	55,703	60,543
5.000%, due 07/01/38	320,634	349,706
5.000%, due 11/01/38	274,178	299,155
5.000%, due 06/01/39	68,946	75,281
5.000%, due 08/01/39	25,927	28,220
5.000%, due 03/01/40	8,372	9,154
5.000%, due 07/01/40	373,273	405,324
5.000%, due 08/01/40	68,370	74,377
5.000%, due 09/01/40	182,875	199,018
5.000%, due 11/01/40	287,286	312,809
5.000%, due 02/01/41	583,261	635,387
5.000%, due 03/01/41	38,894	42,459
5.000%, due 04/01/41	1,190,535	1,291,202
5.000%, due 05/01/41	236,673	257,380
5.000%, due 06/01/41	71,075	77,215
5.000%, due 07/01/41	54,387	59,197
5.000%, due 08/01/44	98,477	107,687
5.500%, due 06/01/28[1]	1,628	1,788
5.500%, due 02/01/32[1]	2,225	2,479
5.500%, due 12/01/32[1]	3,952	4,401
5.500%, due 02/01/33[1]	48,214	53,009
5.500%, due 05/01/33[1]	967	1,075
5.500%, due 06/01/33[1]	244,734	272,718
5.500%, due 12/01/33[1]	66,463	74,163
5.500%, due 12/01/34[1]	52,696	58,845
5.500%, due 06/01/35[1]	882,713	986,367
5.500%, due 07/01/35[1]	6,343	6,998
5.500%, due 10/01/35[1]	214,499	237,726
5.500%, due 12/01/35[1]	136,975	152,707

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(continued)
5.500%, due 06/01/36[1]	502,702	561,836
5.500%, due 07/01/36	23,054	24,115
5.500%, due 12/01/36	755,224	839,119
5.500%, due 03/01/37	94,016	104,401
5.500%, due 07/01/37	64,609	68,255
5.500%, due 10/01/37	4,578	5,082
5.500%, due 04/01/38	167,382	186,642
5.500%, due 05/01/38	14,773	16,299
5.500%, due 12/01/38	3,426	3,810
5.500%, due 01/01/39	69,488	77,194
5.500%, due 09/01/39	210,674	235,520
5.500%, due 02/01/40	10,411	11,542
5.500%, due 03/01/40	8,732	9,636
5.500%, due 05/01/40	134,282	149,199
5.500%, due 02/01/41	71,169	78,212
5.500%, due 03/01/41	142,450	158,296
6.000%, due 11/01/37	1,229,676	1,386,932
7.000%, due 08/01/25	224	245
11.000%, due 06/01/19	99	99
11.000%, due 09/01/20	78	79
11.500%, due 06/01/19	5,261	5,277
FHLMC ARM
1 year CMT + 2.137%,
2.762%, due 01/01/28[2]	13,351	13,728
1 year CMT + 2.131%,
2.864%, due 11/01/27[2]	63,192	64,215
1 year CMT + 2.218%,
3.074%, due 07/01/24[2]	77,311	78,494
1 year CMT + 2.625%,
3.125%, due 01/01/30[2]	26,436	26,605
1 year CMT + 2.183%,
3.132%, due 04/01/29[2]	62,815	64,091
1 year CMT + 2.258%,
3.144%, due 11/01/29[2]	216,340	226,465
1 year CMT + 2.282%,
3.165%, due 07/01/28[2]	82,760	86,059
1 year CMT + 2.243%,
3.172%, due 09/01/37[2]	866,170	912,840
1 year CMT + 2.415%,
3.191%, due 11/01/25[2]	113,390	119,572
1 year CMT + 2.282%,
3.208%, due 06/01/28[2]	171,796	179,324
1 year CMT + 2.292%,
3.219%, due 10/01/23[2]	22,218	22,748

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
1 year CMT + 2.415%,
3.257%, due 01/01/29[2]	133,191	140,303
1 year CMT + 2.339%,
3.276%, due 12/01/29[2]	32,061	33,255
1 year CMT + 2.437%,
3.327%, due 10/01/27[2]	139,607	147,041
1 year CMT + 2.250%,
3.400%, due 09/01/34[2]	1,229,608	1,294,226
12 mo. LIBOR US + 1.870%,
3.414%, due 11/01/41[2]	3,042,473	3,188,301
1 year CMT + 2.454%,
3.420%, due 10/01/27[2]	132,002	138,358
12 mo. LIBOR US + 1.766%,
3.448%, due 11/01/36[2]	359,711	377,421
12 mo. LIBOR US + 1.781%,
3.471%, due 10/01/39[2]	2,440,472	2,575,299
FHLMC TBA
2.000% [1]	1,500,000	1,470,569
2.500%	5,500,000	5,523,847
3.000%	24,900,000	24,967,084
3.500%	34,000,000	34,883,868
4.000%	500,000	524,808
4.500%	27,000,000	28,827,851
Total federal home loan mortgage corporation certificates (cost—$151,592,838)		151,792,244

Federal housing administration certificates—0.02%
FHA GMAC
7.400%, due 02/01/21[3,4]	9,304	9,338
FHA Reilly
6.896%, due 07/01/20[3,4]	86,236	86,517
Total federal housing administration certificates (cost—$95,644)		95,855

Federal national mortgage association certificates—62.00%
FNMA
2.000%, due 05/01/28	236,946	234,643
2.000%, due 09/01/31	254,743	249,745
2.000%, due 11/01/31	607,074	595,220
2.000%, due 01/01/32	138,248	135,537
2.348%, due 09/01/19	426,137	425,965
2.500%, due 06/01/28	287,561	290,530
2.500%, due 07/01/28	2,214,838	2,237,799
2.500%, due 08/01/28	702,188	709,473
2.500%, due 09/01/30	46,736	47,091

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
2.500%, due 11/01/30	70,392	70,731
2.500%, due 10/01/46	178,030	171,916
2.500%, due 11/01/46	1,987,306	1,919,065
2.500%, due 01/01/47	1,285,297	1,241,172
12 mo. LIBOR US + 1.790%,
2.697%, due 02/01/42[2]	723,918	750,644
1 year CMT + 2.048%,
2.928%, due 09/01/41[2]	828,718	870,357
3.000%, due 02/01/21	2,516,756	2,579,492
3.000%, due 10/01/22	137,071	140,488
3.000%, due 08/01/23	124,606	127,723
3.000%, due 04/01/24	102,486	105,042
3.000%, due 07/01/24	1,042,070	1,068,077
3.000%, due 05/01/28	283,654	291,344
3.000%, due 02/01/30	476,519	488,462
3.000%, due 04/01/30	139,090	142,759
3.000%, due 05/01/30	137,292	140,923
3.000%, due 08/01/30	245,869	252,360
3.000%, due 10/01/30	43,599	44,685
3.000%, due 11/01/30	335,089	343,516
3.000%, due 12/01/30	378,394	387,896
3.000%, due 04/01/31	3,055,016	3,138,959
3.000%, due 10/01/42	659,497	663,373
3.000%, due 01/01/43	2,550,482	2,565,463
3.000%, due 04/01/43	986,942	992,668
3.000%, due 05/01/43	1,046,556	1,052,666
3.000%, due 06/01/43	144,492	145,326
3.000%, due 09/01/43	1,281,894	1,290,816
3.000%, due 12/01/46	2,871,483	2,885,098
1 year CMT + 2.279%,
3.080%, due 05/01/35[2]	238,808	252,891
1 year CMT + 2.239%,
3.152%, due 01/01/36[2]	686,777	724,991
1 year CMT + 2.223%,
3.208%, due 10/01/37[2]	3,480,827	3,673,600
3.440%, due 02/01/32	2,500,000	2,564,721
12 mo. LIBOR US + 1.732%,
3.461%, due 05/01/38[2]	2,175,610	2,288,271
3.500%, due 11/01/25[1]	553,390	576,737
3.500%, due 08/01/29[1]	100,749	105,245
3.500%, due 12/01/41[1]	1,330,636	1,381,425
3.500%, due 03/01/42[1]	571,951	591,886
3.500%, due 04/01/42	70,304	72,353
3.500%, due 12/01/42	2,172,873	2,249,088

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
3.500%, due 03/01/43	1,179,268	1,220,206
3.500%, due 05/01/43	4,814,548	4,995,708
3.500%, due 07/01/43	415,671	430,120
3.500%, due 06/01/45	5,629,289	5,789,800
3.500%, due 08/01/45	115,806	119,100
3.500%, due 08/01/47	657,584	678,593
3.500%, due 09/01/47	846,711	875,385
3.600%, due 08/01/23	802,892	847,214
4.000%, due 07/01/25[1]	17,476	18,358
4.000%, due 08/01/25[1]	47,929	50,314
4.000%, due 09/01/25[1]	43,093	45,269
4.000%, due 10/01/25[1]	23,387	24,354
4.000%, due 11/01/25[1]	154,065	161,845
4.000%, due 01/01/26[1]	382,582	399,879
4.000%, due 02/01/26[1]	960,277	1,003,883
4.000%, due 03/01/26[1]	928,824	975,805
4.000%, due 04/01/26[1]	2,124,600	2,232,400
4.000%, due 08/01/32[1]	10,746	11,386
4.000%, due 06/01/33[1]	187,663	198,845
4.000%, due 07/01/33[1]	667,866	707,677
4.000%, due 07/01/34[1]	1,200,709	1,272,108
4.000%, due 05/01/39[1]	172,200	182,443
4.000%, due 09/01/39[1]	394,047	418,904
4.000%, due 09/01/40[1]	3,876,612	4,086,534
4.000%, due 12/01/40[1]	5,047,903	5,367,415
4.000%, due 04/01/41	1,132,063	1,202,180
4.000%, due 11/01/41	873,854	930,051
4.000%, due 12/01/41	1,150,024	1,223,944
4.000%, due 07/01/42	5,392,003	5,742,842
4.000%, due 09/01/42	6,962,111	7,399,958
4.000%, due 10/01/42	5,099,781	5,415,765
4.000%, due 12/01/44	67,599	70,993
4.000%, due 06/01/45	43,827	46,012
4.000%, due 08/01/45	3,031,414	3,181,817
4.000%, due 10/01/45	1,922,467	2,017,554
4.000%, due 12/01/45	431,882	453,243
4.000%, due 02/01/46	352,361	369,837
4.000%, due 05/01/46	831,838	873,145
4.000%, due 07/01/46	2,586,067	2,714,493
4.500%, due 05/01/19	1,295	1,317
4.500%, due 09/01/19	34,061	34,638
4.500%, due 08/01/20	12,497	12,708
4.500%, due 01/01/21	82,538	83,936

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
4.500%, due 05/01/21	63,282	64,354
4.500%, due 03/01/23	7,235	7,613
4.500%, due 06/01/29	49,152	52,605
4.500%, due 06/01/35	17,093	17,712
4.500%, due 04/01/38	160,982	166,268
4.500%, due 01/01/39	2,000	2,142
4.500%, due 03/01/39	13,221	14,342
4.500%, due 06/01/39	88,820	96,377
4.500%, due 07/01/39	2,988	3,194
4.500%, due 08/01/39	144,763	156,085
4.500%, due 10/01/39	6,256	6,788
4.500%, due 12/01/39	501,492	545,532
4.500%, due 01/01/40	4,590	5,003
4.500%, due 02/01/40	5,180	5,636
4.500%, due 03/01/40	94,407	102,451
4.500%, due 08/01/40	85,188	92,469
4.500%, due 11/01/40	443,127	480,257
4.500%, due 07/01/41	584,379	633,215
4.500%, due 08/01/41	1,021,066	1,111,442
4.500%, due 09/01/41	36,086	38,927
4.500%, due 01/01/42	2,760,318	2,995,889
4.500%, due 08/01/42	4,765	5,168
4.500%, due 09/01/43	411,765	449,075
4.500%, due 11/01/43	89,076	96,857
4.500%, due 07/01/44	406,393	441,722
4.500%, due 12/01/44	2,620	2,821
5.000%, due 12/01/17	13,010	13,219
5.000%, due 03/01/23	3,155	3,293
5.000%, due 05/01/23	81,315	85,331
5.000%, due 09/01/23	343,279	372,425
5.000%, due 07/01/24	485,926	527,183
5.000%, due 03/01/25	22,457	24,363
5.000%, due 07/01/27	507,601	550,698
5.000%, due 03/01/33	44,620	46,305
5.000%, due 05/01/37	11,266	11,704
5.000%, due 09/01/37	48,147	51,687
5.000%, due 06/01/38	103,822	111,499
5.500%, due 06/01/23	550,669	607,118
5.500%, due 10/01/24	8,377	9,236
5.500%, due 11/01/25	11,060	12,196
5.500%, due 07/01/27	128,183	141,323
5.500%, due 11/01/32	101,803	113,521
5.500%, due 12/01/33	1,375	1,534

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
5.500%, due 04/01/34	31,968	35,338
5.500%, due 01/01/35	127,210	140,250
5.500%, due 04/01/36	87,515	96,528
5.500%, due 05/01/37	246,563	275,027
5.500%, due 07/01/37	133,648	149,086
5.500%, due 06/01/38	201,467	222,809
5.500%, due 06/01/39	1,184,378	1,321,767
5.500%, due 11/01/39	457,403	510,980
5.500%, due 07/01/40	613,239	680,892
5.500%, due 02/01/42	351,645	391,495
6.000%, due 12/01/18	957	1,073
6.000%, due 07/01/19	879	986
6.000%, due 11/01/21	44,729	46,479
6.000%, due 01/01/23	142,086	148,035
6.000%, due 03/01/23	179,276	190,175
6.000%, due 09/01/25	968,922	1,086,353
6.000%, due 11/01/26	27,615	30,962
6.000%, due 02/01/32	76,887	86,205
6.000%, due 12/01/32	16,122	18,327
6.000%, due 02/01/33	29,798	33,652
6.000%, due 09/01/34	153,295	174,492
6.000%, due 05/01/35	71,550	80,430
6.000%, due 06/01/35	22,295	25,376
6.000%, due 07/01/35	48,924	55,065
6.000%, due 09/01/35	1,876	2,135
6.000%, due 01/01/36	41,703	47,466
6.000%, due 06/01/36	348	390
6.000%, due 09/01/36	45,337	51,054
6.000%, due 10/01/36	17,182	19,313
6.000%, due 12/01/36	178,358	201,069
6.000%, due 03/01/37	19,668	22,208
6.000%, due 10/01/37	81,722	88,408
6.000%, due 11/01/38	454,030	514,873
6.000%, due 05/01/39	56,853	64,536
6.000%, due 11/01/40	662,315	753,535
6.500%, due 07/01/19	4,512	5,001
6.500%, due 10/01/36	440,661	488,410
6.500%, due 02/01/37	3,795	4,239
6.500%, due 07/01/37	32,989	36,563
6.500%, due 08/01/37	59,179	65,592
6.500%, due 09/01/37	73,570	82,661
6.500%, due 12/01/37	173,411	194,107
6.500%, due 08/01/38	1,195	1,325

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(concluded)
6.500%, due 05/01/40	1,364,330	1,585,454
7.500%, due 11/01/26	16,123	16,245
8.000%, due 11/01/26	8,922	9,082
9.000%, due 02/01/26	10,407	10,832
FNMA ARM
12 mo. MTA + 1.200%,
2.089%, due 03/01/44[2]	231,844	235,818
1 year CMT + 1.520%,
2.145%, due 07/01/30[2]	18,696	18,940
6 mo. LIBOR US + 1.105%,
2.605%, due 10/01/26[2]	80,851	81,626
1 year CMT + 2.081%,
2.742%, due 02/01/26[2]	29,550	29,610
1 year CMT + 2.250%,
2.750%, due 02/01/30[2]	3,763	3,777
1 year CMT + 2.099%,
2.889%, due 05/01/30[2]	34,065	35,336
1 year CMT + 2.496%,
3.123%, due 12/01/27[2]	19,017	19,763
1 year CMT + 2.325%,
3.125%, due 03/01/25[2]	47,926	49,669
1 year CMT + 2.095%,
3.337%, due 09/01/26[2]	17,591	17,641
FNMA TBA
2.500%	5,000,000	5,014,278
3.000%	43,700,000	43,937,747
3.500%	71,700,000	73,782,125
4.000%	7,500,000	7,857,862
4.500%	6,000,000	6,407,051
5.000%	4,700,000	5,053,692
Total federal national mortgage association certificates (cost—$270,048,415)		270,054,004

Collateralized mortgage obligations—17.44%
Alternative Loan Trust, Series 2004-J7, Class 2A1
1 mo. USD LIBOR + 0.780%,
2.018%, due 09/25/34[2]	19,574	19,647
ARM Trust, Series 2005-8, Class 3A21
3.537%, due 11/25/35[5]	870,109	764,411
BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A
1 mo. LIBOR + 1.220%,
2.459%, due 01/15/28[2,6]	500,000	501,023
BCAP LLC 2010-RR1 Trust, Series 2010-RR1, Class 1A4
3.468%, due 03/26/37[5,6]	169,864	146,358
BCAP LLC 2011-RR10 Trust, Series 2011-RR10, Class 3A5
3.290%, due 06/26/35[5,6]	166,987	164,705

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
BCAP LLC 2011-RR11 Trust,
Series 2011-R11, Class 22A1
2.665%, due 10/26/35[5,6]	46,756	46,931
Series 2011-R11, Class 8A5
1.436%, due 07/26/36[5,6]	214,423	204,056
BCAP LLC 2013-RR1 Trust, Series 2013-RR1, Class 3A4
6.000%, due 10/26/37[5,6]	428,649	398,281
BCAP LLC 2013-RR5 Trust, Series 2013-RR5, Class 5A1
12 mo. MTA + 0.840%,
1.729%, due 11/26/46[2,6]	253,472	248,793
Bear Stearns ARM Trust,
Series 2002-011, Class 1A2
3.551%, due 02/25/33[5]	9,425	9,003
Series 2004-002, Class 12A2
3.162%, due 05/25/34[5]	52,770	52,781
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1
5.750%, due 10/25/33[7]	709,541	730,479
Series 2004-AC3, Class A2
6.000%, due 06/25/34[7]	942,302	952,007
Chevy Chase Mortgage Funding Corp., Series 2004-1, Class A1
1 mo. USD LIBOR + 0.280%,
1.518%, due 01/25/35[2,6]	111,582	109,148
CHL Mortgage Pass-Through Trust, Series 2003-HYB1, Class 1A1
3.752%, due 05/19/33[5]	4,323	4,291
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A
6.261%, due 11/12/43[5,6]	269,233	268,696
CSMC Trust,
Series 2013-5R, Class 1A1
1 mo. USD LIBOR + 0.250%,
1.487%, due 02/27/36[2,6]	128,990	127,735
Series 2013-MH1, Class A
4.791%, due 05/27/53[3,5,6]	1,049,202	1,074,819
FHLMC REMIC,
Series 0023, Class KZ
6.500%, due 11/25/23	17,484	18,925
Series 0159, Class H
4.500%, due 09/15/21	3,159	3,222
Series 1003, Class H
1 mo. LIBOR + 0.750%,
1.989%, due 10/15/20[2]	5,610	5,658
Series 1349, Class PS
7.500%, due 08/15/22	693	750
Series 1502, Class PX
7.000%, due 04/15/23	122,611	133,081
Series 1534, Class Z
5.000%, due 06/15/23	50,899	52,986

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 1573, Class PZ
7.000%, due 09/15/23	16,327	17,694
Series 1658, Class GZ
7.000%, due 01/15/24	7,847	8,532
Series 1694, Class Z
6.500%, due 03/15/24	81,965	89,419
Series 1775, Class Z
8.500%, due 03/15/25	2,613	2,993
Series 2400, Class FQ
1 mo. LIBOR + 0.500%,
1.739%, due 01/15/32[2]	174,956	175,617
Series 2411, Class FJ
1 mo. LIBOR + 0.350%,
1.589%, due 12/15/29[2]	19,928	19,927
Series 2614, Class WO, PO
0.000%, due 05/15/33	1,182,338	1,072,895
Series 3096, Class FL
1 mo. LIBOR + 0.400%,
1.639%, due 01/15/36[2]	172,388	172,899
Series 3114, Class PF
1 mo. LIBOR + 0.400%,
1.639%, due 02/15/36[2]	895,645	899,676
Series 3153, Class UF
1 mo. LIBOR + 0.430%,
1.669%, due 05/15/36[2]	228,762	229,774
Series 3339, Class LI, IO
5.241%, due 07/15/37[5]	921,158	145,066
Series 3442, Class MT
1 mo. LIBOR,
1.239%, due 07/15/34[2]	99,761	97,756
Series 3598, Class JI, IO
1.560%, due 10/15/37[5]	67,494	3,139
Series 3621, Class WI, IO
1.677%, due 05/15/37[5]	123,810	6,764
Series 3635, Class IB, IO
1.392%, due 10/15/37[5]	233,510	11,571
Series 3667, Class FW
1 mo. LIBOR + 0.550%,
1.789%, due 02/15/38[2]	133,100	133,833
Series 3671, Class FQ
1 mo. LIBOR + 0.850%,
2.089%, due 12/15/36[2]	1,532,061	1,549,232
Series 3684, Class JI, IO
1.562%, due 11/15/36[5]	623,770	42,663
Series 3864, Class NT
5.500%, due 03/15/39[5]	754,385	810,063

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 4037, Class PI, IO
3.000%, due 04/15/27	3,723,926	297,181
Series 4131, Class AI, IO
2.500%, due 10/15/22	1,904,166	82,293
Series 4136, Class EZ
3.000%, due 11/15/42	1,318,402	1,312,824
Series 4156, Class SA, IO
4.961%, due 01/15/33[5]	2,439,262	365,912
Series 4165, Class TI, IO
3.000%, due 12/15/42	2,331,531	228,125
Series 4182, Class YI, IO
2.500%, due 03/15/28	5,748,838	466,706
Series 4255, Class SN
8.973%, due 05/15/35[5]	342,985	387,032
Series 4263, Class SD
8.963%, due 11/15/43[5]	387,679	428,090
Series 4265, Class ES
9.808%, due 11/15/43[5]	828,981	1,024,220
Series 4324, Class IO, IO
2.075%, due 08/15/36[5]	334,328	19,315
Series 4338, Class SB, IO
1.865%, due 10/15/41[5]	387,035	21,759
Series 4367, Class GS, IO
1.562%, due 03/15/37[5]	208,582	12,165
Series 4394, Class WI, IO
1.722%, due 08/15/41[5]	192,910	9,511
Series 4438, Class WI, IO
1.653%, due 11/15/38[5]	630,594	33,323
Series 4457, Class DI, IO
4.000%, due 08/15/24	1,461,030	120,380
Series 4463, Class IO, IO
1.926%, due 02/15/38[5]	430,693	26,327
Series 4544, Class IP, IO
4.000%, due 01/15/46	4,408,233	900,192
Trust 2513, Class AS, IO
6.761%, due 02/15/32[5]	400,503	79,319
Trust 3609, Class LI, IO
4.500%, due 12/15/24	610,156	17,466
Trust 3838, Class LI, IO
4.500%, due 04/15/22	296,864	15,275
Trust 3962, Class KS, IO
1.635%, due 06/15/38[5]	383,699	24,462

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 4076, Class SW, IO
4.811%, due 07/15/42[5]	2,824,584	583,875
Trust 4100, Class HI, IO
3.000%, due 08/15/27	667,452	60,663
Trust 4182, Class QI, IO
3.000%, due 02/15/33	245,335	22,496
Trust 4479, Class NI, IO
4.500%, due 11/15/19	351,479	9,155
FHLMC STRIPs,
Series 303, Class C19, IO
3.500%, due 01/15/43	1,401,074	284,813
Series 320, Class S4, IO
1.524%, due 10/15/37[5]	2,922,973	184,949
Series 328, Class S4, IO
1.939%, due 02/15/38[5]	329,599	20,577
Series 345, Class C13, IO
3.500%, due 08/15/45	2,619,596	506,635
FNMA REMIC,
Series 386, Class 14, IO
6.500%, due 04/25/38	102,792	29,263
Series 413, Class 111, IO
4.000%, due 07/25/42[5]	1,606,689	310,785
Series 419, Class C3, IO
3.000%, due 11/25/43	275,453	53,441
Trust 1988-007, Class Z
9.250%, due 04/25/18	1,597	1,612
Trust 1992-129, Class L
6.000%, due 07/25/22	2,001	2,106
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	2,400	2,643
Trust 1993-037, Class PX
7.000%, due 03/25/23	87,516	94,441
Trust 1997-022, Class F
1.311%, due 03/25/27[5]	75,745	74,856
Trust 2002-060, Class F1
1 mo. LIBOR + 0.400%,
1.638%, due 06/25/32[2]	61,893	61,893
Trust 2003-070, Class SH
11.524%, due 07/25/23[5]	68,428	79,660
Trust 2007-067, Class FB
1 mo. LIBOR + 0.320%,
1.558%, due 07/25/37[2]	537,668	537,777
Trust 2009-033, Class FB
1 mo. LIBOR + 0.820%,
2.058%, due 03/25/37[2]	979,313	1,000,711

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2010-141, Class FA
1 mo. LIBOR + 0.500%,
1.738%, due 12/25/40[2]	530,537	534,752
Trust 2010-76, Class SA, IO
5.262%, due 07/25/40[5]	2,114,950	345,577
Trust 2011-86, Class DI, IO
3.500%, due 09/25/21	179,257	8,777
Trust 2012-090, Class FB
1 mo. LIBOR + 0.440%,
1.678%, due 08/25/42[2]	244,003	243,310
Trust 2012-111, Class HS
2.635%, due 10/25/42[5]	259,632	198,497
Trust 2012-122, Class LI, IO
4.500%, due 07/25/41	1,285,962	211,665
Trust 2012-128, Class FK
1 mo. LIBOR + 0.350%,
1.588%, due 11/25/42[2]	464,464	465,132
Trust 2012-32, Class AI, IO
3.000%, due 04/25/22	300,514	14,305
Trust 2012-77, Class IO, IO
1.568%, due 07/25/52[5]	533,509	27,712
Trust 2013-028, Class YS, IO
4.912%, due 07/25/42[5]	1,721,718	265,525
Trust 2013-030, Class GI, IO
3.000%, due 01/25/43	3,216,304	486,927
Trust 2013-030, Class JI, IO
3.000%, due 04/25/43	1,136,446	172,491
Trust 2013-034, Class PS, IO
4.912%, due 08/25/42[5]	973,253	157,515
Trust 2013-044, Class ZG
3.500%, due 03/25/42	665,221	677,083
Trust 2013-045, Class IK, IO
3.000%, due 02/25/43	2,133,858	317,139
Trust 2013-116, Class IY, IO
3.000%, due 09/25/43	623,175	75,484
Trust 2014-42, Class SA, IO
1.476%, due 07/25/44[5]	556,033	25,611
Trust 2014-43, Class BS, IO
1.683%, due 07/25/44[5]	916,943	44,689
Trust 2014-45, Class SA, IO
1.871%, due 08/25/44[5]	650,630	40,717
Trust 2014-47, Class BI, IO
1.784%, due 08/25/54[5]	904,413	50,064

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2014-92, Class SB, IO
1.822%, due 01/25/45[5]	704,339	38,567
Trust 2015-073, Class ES
6.452%, due 10/25/45[5]	488,006	475,849
Trust 2015-10, Class SA, IO
1.802%, due 03/25/45[5]	545,220	26,011
Trust 2015-19, Class AI, IO
1.610%, due 04/25/55[5]	868,579	44,441
Trust 2015-30, Class IO, IO
5.500%, due 05/25/45	465,571	103,278
Trust 2015-47, Class GI, IO
4.000%, due 06/25/44	357,958	52,389
Trust 2015-50, Class SB, IO
1.586%, due 07/25/45[5]	3,087,901	186,375
Trust 2015-58, Class AI, IO
1.951%, due 08/25/55[5]	539,193	29,014
Trust 2015-64, Class KS, IO
1.506%, due 09/25/45[5]	656,434	36,195
Trust 2015-74, Class BI, IO
1.565%, due 10/25/45[5]	744,409	42,144
Trust 2016-14, Class IO, IO
3.000%, due 03/25/46	1,729,549	258,294
Trust 2016-17, Class CS, IO
1.547%, due 04/25/46	444,792	22,123
Trust 2016-20, Class EI, IO
3.000%, due 04/25/46	612,447	79,694
Trust 2016-52, Class PI, IO
3.000%, due 04/25/46	1,825,353	258,003
Trust 2016-57, Class SN, IO
4.812%, due 06/25/46[5]	4,067,434	792,921
Trust 2016-63, Class YI, IO
3.500%, due 04/25/46	1,348,863	168,989
Trust 2016-64, Class IA, IO
3.000%, due 05/25/46	1,327,039	195,978
Trust 2016-76, Class CS, IO
1.386%, due 10/25/46[5]	183,903	8,480
Trust 2016-M11, Class AL
2.944%, due 07/25/39	4,518,638	4,451,261
Trust G92-040, Class ZC
7.000%, due 07/25/22	7,781	8,302
Trust G94-006, Class PJ
8.000%, due 05/17/24	12,388	13,607
GMAC Mortgage Loan Trust, Series 2004-AR1, Class 12A
3.958%, due 06/25/34[5]	17,768	17,991

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
GNMA REMIC,
Trust 2000-009, Class FH
1 mo. LIBOR + 0.500%,
1.739%, due 02/16/30[2]	7,749	7,780
Trust 2000-035, Class F
1 mo. LIBOR + 0.550%,
1.789%, due 12/16/25[2]	94,734	95,470
Trust 2007-018, Class CO, PO
0.000%, due 03/20/35	29,917	25,244
Trust 2010-H01, Class FA
1 mo. USD LIBOR + 0.820%,
2.057%, due 01/20/60[2]	3,488,732	3,514,558
Trust 2012-140, Class JI, IO
3.500%, due 01/20/41	1,586,138	207,748
Trust 2013-23, Class IP, IO
3.500%, due 08/20/42	1,770,857	299,118
Trust 2013-77, Class GI, IO
3.000%, due 02/20/43	4,088,294	523,357
Trust 2013-H19, Class DF
1 mo. USD LIBOR + 0.650%,
1.881%, due 05/20/63[2]	1,532,578	1,538,193
Trust 2013-H20, Class FB
1 mo. USD LIBOR + 1.000%,
2.231%, due 08/20/63[2]	2,392,010	2,425,268
Trust 2013-H23, Class TA
1 mo. USD LIBOR + 0.720%,
1.951%, due 09/20/63[2]	990,424	995,828
Trust 2014-158, Class IA, IO
3.500%, due 10/20/29	1,503,842	166,621
Trust 2014-188, Class CI, IO
4.000%, due 05/20/44	362,590	53,688
Trust 2015-126, Class GS
6.452%, due 09/20/45[5]	323,052	326,754
Trust 2015-127, Class AS, IO
0.746%, due 06/20/43[5]	857,821	25,985
Trust 2015-165, Class IB, IO
3.500%, due 11/20/42	714,606	102,313
Trust 2015-166, Class SA, IO
1.088%, due 06/20/42[5]	1,004,417	27,442
Trust 2015-180, Class SA, IO
1.038%, due 06/20/42[5]	1,093,202	29,645
Trust 2015-42, Class AI, IO
3.000%, due 05/20/39	720,275	76,401
Trust 2015-H27, Class FA
1 mo. USD LIBOR + 0.750%,
1.981%, due 09/20/65[2]	2,788,468	2,801,355

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2015-H29, Class FA
1 mo. USD LIBOR + 0.700%,
1.931%, due 10/20/65[2]	1,482,763	1,487,026
Trust 2015-H29, Class FJ
1 mo. USD LIBOR + 0.680%,
1.911%, due 11/20/65[2]	2,395,432	2,398,744
Trust 2015-H30, Class FA
1 mo. USD LIBOR + 0.680%,
1.911%, due 08/20/61[2]	1,216,469	1,219,762
Trust 2015-H30, Class FB
1 mo. USD LIBOR + 0.680%,
1.911%, due 03/20/62[2]	235,215	235,826
Trust 2016-118, Class IE, IO
3.500%, due 09/20/46	94,603	15,034
Trust 2016-138, Class WI, IO
0.656%, due 08/20/45[5]	759,082	25,457
Trust 2016-180, Class WI, IO
0.617%, due 09/20/45[5]	1,518,902	38,217
Trust 2016-84, Class KS, IO
4.841%, due 11/20/45[5]	3,270,913	618,289
Trust 2016-H04, Class FG
1 mo. USD LIBOR + 0.700%,
1.931%, due 12/20/61[2]	2,039,138	2,045,792
Trust 2016-H14, Class FA
1 mo. USD LIBOR + 0.800%,
2.031%, due 06/20/66[2]	675,689	680,734
Trust 2017-15, Class WI, IO
0.749%, due 11/20/45[5]	771,811	22,635
Trust 2017-57, Class WI, IO
0.584%, due 12/20/45[5]	429,542	13,916
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3
3.119%, due 05/10/50	5,000,000	5,065,614
GSR Mortgage Loan Trust, Series 2004-14, Class 2A1
1 mo. USD LIBOR + 0.330%,
1.568%, due 12/25/34[2]	7,166	6,747
HLA Trust, Series 2015-1A, Class AR
3 mo. USD LIBOR + 0.920%,
1.000%, due 04/20/27[2]	5,200,000	5,200,000
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
1 mo. USD LIBOR + 0.640%,
1.878%, due 02/25/35[2]	618,844	602,021
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-FLRR, Class AFL
1 mo. LIBOR + 1.450%,
2.689%, due 01/15/33[2,6]	2,186,845	2,187,279

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
1 mo. USD LIBOR + 0.500%,
1.737%, due 06/27/37[2,6]	1,472,417	1,234,841
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2
3.159%, due 12/25/34[5]	303,654	305,465
Series 2004-A, Class A1
1 mo. USD LIBOR + 0.460%,
1.698%, due 04/25/29[2]	67,767	66,812
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
1 mo. USD LIBOR + 0.320%,
1.558%, due 01/25/35[2]	55,879	51,818
Series 2005-6AR, Class 1A1
1 mo. USD LIBOR + 0.280%,
1.518%, due 11/25/35[2]	59,958	60,183
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B
1 mo. USD LIBOR + 0.230%,
1.982%, due 02/26/37[2,6]	285,452	227,868
Series 2013-R10, Class 3A
1 mo. USD LIBOR + 0.310%,
1.547%, due 01/26/51[2,6]	420,630	414,993
Mortgage Equity Conversion Asset Trust, Series 2007-FF3, Class A
1 year Treasury + 0.500%,
1.920%, due 05/25/42[2,6,8]	4,025,526	3,552,526
RBSSP Resecuritization Trust Certificate, Series 2009-6, Class 18A1
1 mo. USD LIBOR + 0.500%,
1.740%, due 12/26/36[2,6]	376,115	372,862
Sequoia Mortgage Trust, Series 5, Class A
1 mo. USD LIBOR + 0.700%,
1.938%, due 10/19/26[2]	100,567	98,802
Structured ARM Loan, Series 2007-4, Class 1A2
1 mo. USD LIBOR + 0.220%,
1.458%, due 05/25/37[2]	256,697	229,607
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 11A1
1 mo. USD LIBOR + 0.210%,
1.448%, due 04/25/36[2]	909,638	833,436
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
3.028%, due 04/25/45[5]	114,534	114,944

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A
3.356%, due 09/25/33[5]	274,571	277,431
Total collateralized mortgage obligations (cost—$75,687,871)		75,941,854

Asset-backed securities—18.19%
Allegro CLO I Ltd., Series 2013-1A, Class A1R
3 mo. USD LIBOR + 1.220%,
2.531%, due 01/30/26[2,6]	1,500,000	1,500,828
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R9, Class M2
1 mo. USD LIBOR + 0.975%,
2.213%, due 10/25/34[2]	695,380	700,253
Series 2005-R1, Class M4
1 mo. USD LIBOR + 1.110%,
2.348%, due 03/25/35[2]	200,000	195,310
Series 2005-R11, Class M1
1 mo. USD LIBOR + 0.450%,
1.688%, due 01/25/36[2]	400,000	398,751
Amortizing Residential Collateral Trust, Series 2004-1, Class A5
1 mo. USD LIBOR + 1.000%,
2.238%, due 10/25/34[2]	225,787	226,426
Atrium X, Series 10A, Class AR
3 mo. USD LIBOR + 0.950%,
2.309%, due 07/16/25[2,6]	3,229,968	3,237,161
Babson CLO Ltd., Series 2014-3A, Class AR
3 mo. USD LIBOR + 1.320%,
2.679%, due 01/15/26[2,6]	1,500,000	1,512,805
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1
1 mo. USD LIBOR + 1.200%,
2.438%, due 08/25/34[2]	7,485,131	7,227,183
Series 2006-2, Class M1
1 mo. USD LIBOR + 0.420%,
1.658%, due 07/25/36[2]	66,524	66,535
BlueMountain CLO Ltd., Series 2014-1A, Class A1R
3 mo. USD LIBOR + 1.260%,
2.638%, due 04/30/26[2,6]	1,500,000	1,506,592
Brookside Mill CLO Ltd., Series 2013-1A, Class A1
3 mo. USD LIBOR + 1.150%,
2.503%, due 04/17/25[2,6]	1,849,024	1,851,466
Carlyle Global Market Strategies CLO 2014-2 Ltd., Series 2014-2A, Class AR
3 mo. USD LIBOR + 1.250%,
2.565%, due 05/15/25[2,6]	500,000	503,003
Cavalry CLO IV Ltd., Series 2014-1A, Class AR
3 mo. USD LIBOR + 0.850%,
2.209%, due 10/15/26[2,6]	500,000	500,000

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
Cent CLO 19 Ltd.,
Series 2013-19A, Class A1A
3 mo. USD LIBOR + 1.330%,
2.708%, due 10/29/25[2,6]	500,000	500,932
Series 2014-21A, Class A1BR
3 mo. USD LIBOR + 1.210%,
2.585%, due 07/27/26[2,6]	1,300,000	1,303,935
Chase Funding Trust,
Series 2002-3, Class 2A1
1 mo. USD LIBOR + 0.640%,
1.878%, due 08/25/32[2]	160,300	146,894
Series 2002-4, Class 2A1
1 mo. USD LIBOR + 0.740%,
1.978%, due 10/25/32[2]	11,166	11,083
CIFC Funding Ltd., Series 2014-2A, Class AL1R
3 mo. USD LIBOR + 1.200%,
2.517%, due 05/24/26[2,6]	900,000	904,745
CIT Mortgage Loan Trust, Series 2007-1, Class 1A
1 mo. LIBOR + 1.350%,
2.588%, due 10/25/37[2,6]	1,609,620	1,617,641
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4
1 mo. USD LIBOR + 0.500%,
1.738%, due 07/25/34[2]	80,086	74,696
Series 2004-4, Class M1
1 mo. USD LIBOR + 0.720%,
1.958%, due 07/25/34[2]	186,841	187,819
Series 2004-6, Class M1
1 mo. USD LIBOR + 0.900%,
2.138%, due 10/25/34[2]	182,700	179,703
CSMC, Series 2017-1
4.500%, due 03/25/21	397,086	401,828
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR
3 mo. USD LIBOR + 0.900%,
2.259%, due 10/15/27[2,6]	3,200,000	3,199,984
EMC Mortgage Loan Trust, Series 2003-A, Class A2
1 mo. LIBOR + 1.500%,
2.738%, due 08/25/40[2,6]	114,650	113,246
Equifirst Loan Securitization Trust, Series 2007-1, Class A1
1 mo. USD LIBOR + 0.170%,
1.408%, due 04/25/37[2,6]	2,578,003	2,398,935
FBR Securitization Trust, Series 2005-5, Class AV24
1 mo. USD LIBOR + 0.740%,
1.978%, due 11/25/35[2]	81,449	81,374
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M1
1 mo. USD LIBOR + 0.675%,
1.913%, due 06/25/36[2]	117,568	117,930

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
Flagship VII Ltd., Series 2013-7A, Class A1R
3 mo. USD LIBOR + 1.120%,
2.483%, due 01/20/26[2,6]	500,000	500,250
Flatiron CLO Ltd., Series 2013-1A, Class A1R
3 mo. USD LIBOR + 1.160%,
2.513%, due 01/17/26[2,6]	4,000,000	4,000,384
Fremont Home Loan Trust, Series 2004-A, Class M1
1 mo. USD LIBOR + 0.825%,
2.063%, due 01/25/34[2]	624,019	616,684
Galaxy CLO Ltd., Series 2013-16A, Class A2R
3 mo. USD LIBOR + 1.130%,
2.444%, due 11/16/25[2,6]	1,100,000	1,100,059
Gallatin CLO VIII Ltd., Series 2017-1A, Class A
3 mo. USD LIBOR +1.050%,
2.407%, due 07/15/27[2,6]	2,075,000	2,076,982
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 12/01/28	9,879	10,172
GSAA Home Equity Trust, Series 2005-4, Class A5
1 mo. USD LIBOR + 0.220%,
1.458%, due 03/25/35[2]	82,044	82,320
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1, Class A2F3
3.467%, due 10/25/35[7]	148,141	146,906
Series 2006-FRE1, Class A1
1 mo. USD LIBOR + 0.230%,
1.468%, due 05/25/35[2]	296,107	296,019
Series 2006-FRE1, Class A3
1 mo. USD LIBOR + 0.190%,
1.428%, due 05/25/35[2]	222,977	222,900
Series 2006-FRE2, Class A1
1 mo. USD LIBOR + 0.180%,
1.418%, due 02/25/36[2]	267,165	267,012
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class A1
1 mo. USD LIBOR + 0.160%,
1.398%, due 05/25/36[2]	301,154	300,782
Series 2006-ACC1, Class M1
1 mo. USD LIBOR + 0.270%,
1.508%, due 05/25/36[2]	300,000	293,043
Series 2006-CH1, Class A5
1 mo. USD LIBOR + 0.230%,
1.468%, due 07/25/36[2]	148,553	148,330
Series 2007-CH2, Class AV1
1 mo. USD LIBOR + 0.160%,
1.398%, due 01/25/37[2]	385,245	384,727

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
KVK CLO Ltd., Series 2013-2A, Class AR
3 mo. USD LIBOR + 1.150%,
2.509%, due 01/15/26[2,6]	600,000	600,188
Madison Park Funding V Ltd., Series 2007-5A, Class A1A
3 mo. USD LIBOR + 0.223%,
1.540%, due 02/26/21[2,6]	214,342	214,297
Madison Park Funding XII Ltd., Series 2014-12A, Class AR
3 mo. USD LIBOR + 1.260%,
2.623%, due 07/20/26[2,6]	4,000,000	4,023,796
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class M3
1 mo. USD LIBOR + 0.310%,
1.548%, due 08/25/36[2]	300,000	296,759
Morgan Stanley ABS Capital I, Inc., Series 2005-WMC6, Class M3
1 mo. USD LIBOR + 0.765%,
2.003%, due 07/25/35[2]	305,661	307,007
Morgan Stanley Home Equity Loan Trust, Series 2005-1, Class M4
1 mo. USD LIBOR + 1.050%,
2.288%, due 12/25/34[2]	400,000	396,717
NYMT Residential, Series 2016-RP1, Class A
4.000%, due 03/25/21[6,7]	404,427	405,579
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class AR
3 mo. USD LIBOR + 1.130%,
2.493%, due 07/20/26[2,6]	1,500,000	1,506,322
OFSI Fund V Ltd., Series 2013-5A, Class A1BR
3 mo. USD LIBOR + 1.150%,
2.503%, due 04/17/25[2,6]	53,815	53,970
OZLM Funding V Ltd., Series 2013-5A, Class A1R
3 mo. USD LIBOR + 1.130%,
2.483%, due 01/17/26[2,6]	300,000	300,212
OZLM VI Ltd., Series 2014-6A, Class A1R
3 mo. USD LIBOR + 1.300%,
2.653%, due 04/17/26[2,6]	1,000,000	1,006,604
Palmer Square CLO Ltd., Series 2013-1R, Class A1R
3 mo. USD LIBOR + 0.970%,
2.285%, due 05/15/25[2,6]	1,130,599	1,132,955
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M4
1 mo. USD LIBOR + 0.945%,
2.183%, due 06/25/35[2]	200,000	200,136
Pinnacle Park CLO Ltd., Series 2014-1A, Class AR
3 mo. USD LIBOR + 1.260%,
2.619%, due 04/15/26[2,6]	1,700,000	1,703,590
RAAC, Series 2005-SP3 Trust, Series 2005-SP3, Class M1
1 mo. USD LIBOR + 0.530%,
1.768%, due 12/25/35[2]	1,341,922	1,335,835

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
RASC, Series 2005-KS11 Trust, Series 2005-KS11, Class M2
1 mo. USD LIBOR + 0.420%,
1.658%, due 12/25/35[2]	400,000	396,317
Regatta V Funding Ltd., Series 2014-1A, Class A1AR
3 mo. USD LIBOR + 1.160%,
2.527%, due 10/25/26[2,6]	2,730,000	2,736,964
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
1 mo. USD LIBOR + 0.880%,
2.118%, due 08/25/33[2]	178,221	173,707
Saxon Asset Securities Trust, Series 2005-3, Class M3
1 mo. USD LIBOR + 0.500%,
1.738%, due 11/25/35[2]	2,100,000	1,948,439
SLM Student Loan Trust, Series 2010-A, Class 2A
1 mo. USD LIBOR + 3.250%,
4.489%, due 05/16/44[2,6]	545,985	563,443
SNDPT Trust, Series 2015-1A, Class AR
3 mo. USD LIBOR + 0.860%,
2.213%, due 04/15/27[2]	1,900,000	1,900,000
Sound Point CLO IX Ltd., Series 2015-2A, Class AR
3 mo. USD LIBOR + 0.880%,
2.243%, due 07/20/27[2,6]	400,000	399,998
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
1 mo. USD LIBOR + 0.680%,
1.918%, due 01/25/34[2]	63,563	60,592
Staniford Street CLO Ltd., Series 2014-1A, Class AR
3 mo. USD LIBOR + 1.180%,
2.500%, due 06/15/25[2,6]	500,000	500,330
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A1
1 mo. USD LIBOR + 0.135%,
1.373%, due 07/25/36[2,6]	342,681	332,766
Symphony CLO XIV Ltd., Series 2014-14A, Class A1R
3 mo. USD LIBOR + 1.280%,
2.639%, due 07/14/26[2,6]	1,000,000	1,003,397
THL Credit Wind River CLO Ltd., Series 2014-1A, Class AR
3 mo. USD LIBOR + 1.180%,
2.534%, due 04/18/26[2,6]	250,000	250,325
TICP CLO Ltd., Series 2014-3A, Class AR
3 mo. USD LIBOR + 1.180%,
2.543%, due 01/20/27[2,6]	450,000	450,712
Tralee CLO III Ltd., Series 2013-1A, Class AR
3 mo. USD LIBOR + 1.030%,
2.393%, due 10/20/27[2,6]	6,800,000	6,799,966
US Residential Opportunity Fund III Trust, Series 2016-1III, Class A
3.475%, due 07/27/36[6,7]	1,414,771	1,413,854

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(concluded)
Venture XX CLO Ltd.,
Series 2015-20A, Class A
3 mo. USD LIBOR + 1.490%,
2.849%, due 04/15/27[2,6]	2,000,000	2,001,916
Series 2015-21A, Class AR
3 mo. USD LIBOR + 0.880%,
2.239%, due 07/15/27[2,6]	1,100,000	1,099,996
Vericrest Opportunity Loan Trust, 2014-NP11, Class A1
3.875%, due 04/25/55[6,7]	17,091	17,094
VOLT LIX LLC,
Series 2017-NPL6, Class A1
3.250%, due 05/25/47[6,7]	289,998	291,803
Series 2017-NPL7, Class A1
3.250%, due 04/25/59[6,7]	2,145,193	2,156,187
WhiteHorse VI Ltd., Series 2012-1A, Class A1R
3 mo. USD LIBOR + 1.200%,
2.511%, due 02/03/25[2,6]	124,640	124,640
Total asset-backed securities (cost—$77,727,006)		79,220,041

Commercial mortgage-backed security—0.62%
FHLMC Multifamily Structured Pass-Through Certificates,
Series KF05, Class A
1 mo. LIBOR + 0.350%,
1.582%, due 09/25/21[2]	567,433	566,900
Series KF06, Class A
1 mo. LIBOR + 0.330%,
1.562%, due 11/25/21[2]	801,968	800,837
Series KP03, Class A2
1.780%, due 07/25/19	1,332,133	1,330,060
Total commercial mortgage-backed securities (cost—$2,710,588)		2,697,797

Stripped mortgage-backed securities—0.61%
FHLMC Multifamily Structured Pass-Through Certificates,
Series K005, Class AX, IO
1.353%, due 11/25/19[5]	21,915,812	537,334
Series K006, Class AX1, IO
0.963%, due 01/25/20[5]	12,524,750	224,623
Series K014, Class X1, IO
1.187%, due 04/25/21[5]	7,452,633	259,736
Series K027, Class X1, IO
0.801%, due 01/25/23[5]	6,699,783	226,761
Series K712, Class X1, IO
1.336%, due 11/25/19[5]	4,109,275	81,458
Series KAIV, Class X1, IO
1.301%, due 06/25/21[5]	4,496,972	160,990

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Stripped mortgage-backed securities—(concluded)
FHLMC REMIC,
Series 0013, Class B, IO
7.000%, due 06/25/23	38,000	5,132
Series 2136, Class GD, IO
7.000%, due 03/15/29	3,540	711
Series 2178, Class PI, IO
7.500%, due 08/15/29	19,039	4,145
FNMA Aces, Trust 2013-M5, Class X2, IO
2.230%, due 01/25/22[5]	1,838,477	98,366
GNMA REMIC, Trust 2011-92, Class IX, IO
0.757%, due 11/16/44[5]	1,194,141	171,342
KGS Alpha SBA, Series 2012, IO
0.994%, due 04/25/38[4,5,6,8]	32,453,363	907,680
Total stripped mortgage-backed securities (cost—$2,729,894)		2,678,278

Short-term US government obligation[9]—0.07%
US Treasury Bill
1.030%, due 01/04/18 (cost—$303,443)	304,000	303,434

Repurchase agreement—0.87%
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $3,852,942 US Treasury Notes, 1.500% to 2.125% due 08/31/21 to 01/31/22; (value—$3,882,414); proceeds: $3,806,005 (cost—$3,806,000)	3,806,000	3,806,000

	Number of Contracts	Notional Amount
Swaptions purchased[3]—0.05%
Put swaptions—0.05%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250%, expires 08/02/2018 (Counterparty CITI; receive fixed rate); underlying swap terminates 08/06/2019	75,000,000	USD	75,000,000	32,475
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250%, expires 11/28/2017 (Counterparty RBC; receive fixed rate); underlying swap terminates 11/30/2018	111,800,000	USD	111,800,000	0
3 Month USD LIBOR Interest Rate Swap, strike @ 3.000%, expires 05/11/2018 (Counterparty CITI; receive fixed rate); underlying swap terminates 05/15/2028	45,000,000	USD	45,000,000	120,425
3 Month USD LIBOR Interest Rate Swap, strike @ 2.980%, expires 05/14/2018 (Counterparty CITI; receive fixed rate); underlying swap terminates 05/16/2028	8,000,000	USD	8,000,000	26,712
3 Month USD LIBOR Interest Rate Swap, strike @ 2.720%, expires 06/14/2018 (Counterparty GS; receive fixed rate); underlying swap terminates 06/18/2028	2,500,000	USD	2,500,000	21,816
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250%, expires 02/05/2018 (Counterparty MSCI; receive fixed rate); underlying swap terminates 02/07/2019	145,000,000	USD	145,000,000	290
Total swaptions purchased (cost—$784,266)				201,718
Total investments before investments sold short (cost—$771,439,876)—177.36%				772,482,445

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Investments sold short—(11.10)%
FHLMC TBA
2.000%	(1,500,000)	(1,470,569)
3.000%	(200,000)	(200,139)
4.000%	(1,000,000)	(1,049,515)
5.500%	(2,000,000)	(2,198,828)
FNMA TBA
3.500%	(2,500,000)	(2,569,336)
4.000%	(16,100,000)	(16,853,268)
GNMA TBA
3.000%	(5,000,000)	(5,057,891)
3.500%	(500,000)	(518,988)
GNMA II TBA
3.000%	(6,700,000)	(6,777,992)
4.500%	(11,000,000)	(11,669,100)
Total investments sold short (proceeds—$48,486,828)		(48,365,626)
Liabilities in excess of other assets—(66.26)%		(288,577,156)
Net assets—100.00%		$435,539,663

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Options written

Notional amount($)	Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
1,516,950	1,500,000	FNMA TBA, 3.000%, strike @ 101.13	JPMCB	12/06/17	4,043	(1,201)	2,842
3,024,000	3,000,000	FNMA TBA, 3.000%, strike @ 100.80	CITI	11/06/17	8,438	(453)	7,985
1,544,250	1,500,000	FNMA TBA, 3.500%, strike @ 102.95	JPMCB	12/06/17	6,562	(2,919)	3,643
1,544,400	1,500,000	FNMA TBA, 3.500%, strike @ 102.96	CITI	12/06/17	6,797	(2,834)	3,963
1,545,300	1,500,000	FNMA TBA, 3.500%, strike @ 103.02	JPMCB	12/06/17	6,562	(2,591)	3,971
3,009,900	3,000,000	FNMA TBA, 3.000%, strike @ 100.33	JPMCB	11/06/17	14,766	(2,765)	12,001
8,025,600	8,000,000	FNMA TBA, 3.000%, strike @ 100.32	CITI	12/06/17	49,375	(22,550)	26,825
5,675,450	5,500,000	FNMA TBA, 3.500%, strike @ 103.19	JPMCB	12/06/17	13,965	(6,704)	7,261
4,053,600	4,000,000	FNMA TBA, 3.000%, strike @ 101.34	CITI	12/06/17	12,031	(2,174)	9,857
1,519,650	1,500,000	FNMA TBA, 3.000%, strike @ 101.31	CITI	12/06/17	4,160	(865)	3,295
4,127,200	4,000,000	FNMA TBA, 3.500%, strike @ 103.18	JPMCB	12/06/17	10,625	(4,916)	5,709
4,638,150	4,500,000	FNMA TBA, 3.500%, strike @ 103.07	CITI	12/06/17	7,910	(6,978)	932
1,550,550	1,500,000	FNMA TBA, 3.500%, strike @ 103.37	CITI	11/06/17	2,344	(119)	2,225
1,014,800	1,000,000	FNMA TBA, 3.000%, strike @ 101.48	CITI	11/06/17	1,641	(4)	1,637
					149,219	(57,073)	92,146

		Put options
6,466,200	6,500,000	FNMA TBA, 3.000%, strike @ 99.48	CITI	11/06/17	11,679	(2,335)	9,344
4,947,500	5,000,000	FNMA TBA, 3.000%, strike @ 98.95	CSI	12/06/17	8,594	(8,007)	587
4,441,050	4,500,000	FNMA TBA, 3.000%, strike @ 98.69	CSI	12/06/17	8,613	(5,158)	3,455
3,973,600	4,000,000	FNMA TBA, 3.000%, strike @ 99.34	CITI	12/06/17	12,969	(10,238)	2,731
					41,855	(25,738)	16,117
					191,074	(82,811)	108,263

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CITI	USD	1,000	01/18/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.665%	CMM30_FNMA	—	6	6
CITI	USD	1,500	01/22/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.748%	CMM30_FNMA	—	2	2
CITI	USD	1,500	01/26/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.740%	CMM30_FNMA	—	5	5
CITI	USD	2,500	03/08/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.758%	CMM30_FNMA	—	105	105
CITI	USD	31,500	03/08/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.740%	CMM30_FNMA	22,280	1,379	23,659
CITI	USD	1,500	04/03/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.698%	CMM30_FNMA	—	(2)	(2)
JPMCB	USD	2,000	01/05/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.749%	CMM30_FNMA	—	7	7
JPMCB	USD	1,500	02/12/18	Annual	CMM30_FNMA	10 Year USD Constant Maturity Swap Rate plus 0.760%	—	(3)	(3)
JPMCB	USD	1,500	03/27/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.716%	CMM30_FNMA	—	(1)	(1)
JPMCB	USD	1,000	03/28/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.703%	CMM30_FNMA	—	(1)	(1)
							22,280	1,497	23,777

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	16,000	06/30/25	Quarterly	2.400	3 Month USD LIBOR	(270,404)	(270,404)
USD	20,400	12/21/23	Quarterly	1.750	3 Month USD LIBOR	398,068	35,575
USD	2,200	06/21/27	Quarterly	1.500	3 Month USD LIBOR	157,014	33,113
USD	5,000	09/07/27	Quarterly	2.050	3 Month USD LIBOR	137,384	137,384
USD	1,200	09/12/27	Quarterly	2.038	3 Month USD LIBOR	34,548	34,548
USD	2,900	12/20/27	Quarterly	2.500	3 Month USD LIBOR	(26,935)	10,331
USD	2,750	12/20/47	Quarterly	2.750	3 Month USD LIBOR	(68,302)	47,950
						361,373	28,497

Total return swap agreements3

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[10]	Payments received by the Portfolio[10] (%)	Upfront payments received (made)($)	Value($)	Unrealized depreciation($)
DB	USD	1,627	01/12/38	Monthly	1 Month USD LIBOR	6.500	5,200	(5,503)	(303)
DB	USD	629	01/12/39	Monthly	1 Month USD LIBOR	5.500	168	(1,685)	(1,517)
JPMCB	USD	708	01/12/39	Monthly	1 Month USD LIBOR	6.000	(3,326)	(4,012)	(7,338)
							2,042	(11,200)	(9,158)

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	22,690,133	—	22,690,133
Government national mortgage association certificates	—	163,001,087	—	163,001,087
Federal home loan mortgage corporation certificates	—	151,792,244	—	151,792,244
Federal housing administration certificates	—	—	95,855	95,855
Federal national mortgage association certificates	—	270,054,004	—	270,054,004
Collateralized mortgage obligations	—	75,941,854	—	75,941,854
Asset-backed securities	—	79,220,041	—	79,220,041
Commercial mortgage-backed security	—	2,697,797	—	2,697,797
Stripped mortgage-backed securities	—	1,770,598	907,680	2,678,278
Short-term US government obligation	—	303,434	—	303,434
Repurchase agreement	—	3,806,000	—	3,806,000
Swaptions purchased	—	201,718	—	201,718
Swap agreements	—	728,518	—	728,518
Total	—	772,207,428	1,003,535	773,210,963

Liabilities
Investments sold short	—	(48,365,626)	—	(48,365,626)
Options written	—	(82,811)	—	(82,811)
Swap agreements	—	(376,848)	—	(376,848)
Total	—	(48,825,285)	—	(48,825,285)

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended October 31, 2017:

	Federal housing administration certificates	Stripped mortgage-backed securities	Total
Beginning balance	$111,973	$933,062	$1,045,035
Purchases	—	—	—
Sales/paydown	(16,500)	(83,582)	(100,082)
Accrued discounts/(premiums)	(9)	(6,345)	(6,354)
Total realized gain/(loss)	(26)	(17,447)	(17,473)
Net change in unrealized appreciation/depreciation	417	81,992	82,409
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	$95,855	$907,680	$1,003,535

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2017 was $36,517.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Portfolio footnotes

1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
2	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
3	Illiquid investment at the period end.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

6

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

7	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
8	Security is being fair valued by a valuation committee under the direction of the board of trustees.
9	Rate shown is the discount rate at the date of purchase unless otherwise noted.
10	Payments made or received are based on the notional amount.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
US government obligations—26.66%
US Treasury Bonds
2.750%, due 08/15/47	635,000	618,554
2.875%, due 11/15/46	456,000	455,644
3.000%, due 02/15/47	10,694,000	10,952,578
3.000%, due 05/15/47	6,750,000	6,913,213
3.750%, due 11/15/43	6,495,000	7,584,688
4.750%, due 02/15/37	4,280,000	5,656,455
US Treasury Notes
1.375%, due 05/31/21	5,150,000	5,066,312
1.500%, due 05/31/20	700,000	696,500
1.625%, due 10/15/20	10,790,000	10,757,967
1.625%, due 08/31/22	5,995,000	5,888,917
1.750%, due 10/31/18	160,000	160,394
1.750%, due 06/30/22	18,289,000	18,091,107
1.875%, due 09/30/22	665,000	660,558
1.875%, due 08/31/24	4,555,000	4,455,893
2.000%, due 09/30/20	815,000	821,113
2.000%, due 12/31/21	860,000	862,419
2.000%, due 06/30/24	3,625,000	3,577,988
2.125%, due 08/31/20	735,000	742,982
2.125%, due 12/31/21	2,380,000	2,398,873
2.125%, due 07/31/24	1,500,000	1,491,562
2.125%, due 09/30/24	3,464,000	3,441,403
2.250%, due 10/31/24	3,430,000	3,434,154
2.250%, due 08/15/27	9,200,000	9,097,937
Total US government obligations (cost—$103,735,752)		103,827,211

Federal home loan bank certificate—0.19%
FHLB
4.000%, due 09/01/28 (cost—$679,098)	680,000	749,796

Federal home loan mortgage corporation certificates—15.96%
FHLMC
3.000%, due 02/01/47[1]	15,195,712	15,222,077
3.500%, due 08/01/42	11,739	12,126
3.500%, due 11/01/42	13,516	13,961
4.000%, due 09/01/40	53,852	57,129
4.000%, due 07/01/46	54,638	57,893
4.000%, due 08/01/46	31,554	33,421
4.000%, due 09/01/46	4,355	4,615
4.000%, due 10/01/46	8,941	9,474
4.000%, due 01/01/47[1]	1,231,539	1,306,110

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
4.000%, due 02/01/47	135,872	143,954
4.000%, due 08/01/47[1]	360,377	383,233
5.000%, due 02/01/42[1]	914,275	997,115
5.000%, due 09/01/43	311,736	338,604
6.250%, due 07/15/32	302,000	425,089
6.750%, due 03/15/31	82,000	118,325
FHLMC TBA
2.500%	2,700,000	2,711,707
3.000%[1]	31,297,000	31,371,767
3.500%	3,485,000	3,588,410
4.000%	2,944,000	3,089,772
4.500%	1,800,000	1,920,602
5.000%	314,000	339,355
Total federal home loan mortgage corporation certificates (cost—$62,085,224)		62,144,739

Federal national mortgage association certificates—35.03%
FNMA
2.500%, due 04/01/32[1]	6,174,121	6,203,582
3.000%, due 01/01/32	950,254	976,164
3.000%, due 04/01/32	2,096,423	2,149,308
3.000%, due 06/01/32	1,972,097	2,026,408
3.000%, due 03/01/47[1]	14,385,244	14,445,868
3.000%, due 04/01/47	3,234,633	3,244,811
3.500%, due 12/01/29	1,163,529	1,216,340
3.500%, due 08/01/30	300,536	314,102
3.500%, due 09/01/31	246,952	258,098
3.500%, due 03/01/32	1,169,988	1,223,349
3.500%, due 05/01/32	423,990	443,549
3.500%, due 07/01/32	32,548	34,035
3.500%, due 09/01/32	80,397	84,285
3.500%, due 10/01/32	119,000	124,772
3.500%, due 04/01/42	4,367	4,509
3.500%, due 12/01/42	7,965	8,223
3.500%, due 07/01/43	11,919	12,279
3.500%, due 11/01/43	16,263	16,787
3.500%, due 12/01/43[1]	17,337,628	17,878,473
3.500%, due 01/01/44	13,621	14,133
3.500%, due 05/01/44	16,565	17,187
3.500%, due 02/01/45	8,958	9,248
3.500%, due 06/01/46	58,138	60,027
3.500%, due 11/01/46	5,731	5,928
3.500%, due 01/01/47	9,110	9,440
4.000%, due 03/01/31	468,191	491,852

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Federal national mortgage association certificates—(concluded)
4.000%, due 01/01/42	862,112	913,095
4.000%, due 02/01/42[1]	4,158,818	4,382,042
4.000%, due 03/01/43	61,147	64,804
4.000%, due 10/01/43	205,359	216,199
4.000%, due 08/01/44	122,048	130,210
4.000%, due 05/01/45	95,852	102,311
4.000%, due 06/01/46	589,804	627,463
4.000%, due 07/01/46[1]	3,906,482	4,134,258
4.000%, due 11/01/46	43,770	46,706
4.000%, due 12/01/46	341,353	363,149
4.000%, due 01/01/47[1]	373,099	396,888
4.000%, due 03/01/47	388,042	411,533
4.000%, due 08/01/47	6,545,666	6,880,789
4.500%, due 04/01/41[1]	4,578,741	4,929,146
5.000%, due 09/01/31	531,969	584,253
5.000%, due 01/01/44	132,306	143,789
5.000%, due 03/01/44	285,017	312,130
FNMA TBA
2.500%[1]	3,232,000	3,247,339
3.000%[1]	13,275,410	13,377,163
3.500%[1]	21,727,739	22,362,134
4.000%[1]	18,127,000	19,016,721
4.500%	1,900,000	2,029,870
5.000%	418,000	453,889
Total federal national mortgage association certificates (cost—$136,686,022)		136,398,638

Government national mortgage association certificates—7.70%
GNMA
3.500%, due 01/20/43	5,190,243	5,412,187
4.000%, due 04/20/39	6,140	6,507
4.000%, due 04/20/42	128,935	136,298
4.000%, due 08/20/44	1,083,376	1,145,622
4.000%, due 06/20/47	613,500	645,970
4.500%, due 07/20/40	13,180	14,164
4.500%, due 08/20/40	13,011	13,983
4.500%, due 09/20/40	18,782	20,392
4.500%, due 10/20/40	22,241	23,901
4.500%, due 06/20/44	661,952	702,217
GNMA TBA
3.000%	9,600,000	9,711,750
3.500%	5,448,700	5,651,537
4.000%	2,931,000	3,076,904
4.500%	1,999,000	2,118,237

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
5.000%	1,200,000	1,300,781
Total government national mortgage association certificates (cost—$30,055,833)		29,980,450

Collateralized mortgage obligations—8.23%
Bank, Series 2017-BNK4, Class A4
3.625%, due 05/15/50	800,000	839,365
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL
1 mo. LIBOR + 1.500%,
2.738%, due 07/05/33[2,3]	965,000	967,959
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A
1 mo. LIBOR + 1.230%,
2.469%, due 05/15/29[2,3]	1,490,000	1,489,998
CD Mortgage Trust, Series 2017-CD3, Class A4
3.631%, due 02/10/50	545,000	570,868
Commercial Mortgage Pass-Through Certificates,
Series 2006-GG7, Class AM
5.766%, due 07/10/38[4]	87,080	87,673
Series 2013-GAM, Class A2
3.367%, due 02/10/28[2]	1,090,000	1,107,111
Series 2014-CR16, Class A4
4.051%, due 04/10/47	145,000	155,086
Series 2014-PAT, Class A
1 mo. LIBOR + 0.800%,
2.039%, due 08/13/27[2,3]	915,000	915,287
Series 2015-CR25, Class B
4.546%, due 08/10/48[4]	320,000	341,278
Series 2015-RUM, Class B
1 mo. LIBOR + 2.150%,
3.389%, due 07/15/30[2,3]	775,000	762,348
Core Industrial Trust, Series 2015-TEXW, Class A
3.077%, due 02/10/34[2]	1,735,000	1,768,612
FHLMC Multifamily Structured Pass-Through Certificates,
Series K038, Class X1, IO
1.178%, due 03/25/24[4]	2,627,337	159,593
Series K068, Class A2
3.244%, due 08/25/27	43,000	44,382
Series KIR3, Class A2
3.281%, due 08/25/27	240,000	246,796
FHLMC REMIC,
Trust 2626, Class A
4.000%, due 06/15/33	141,605	149,013
Trust 3990, Class VA
3.500%, due 01/15/25	257,446	264,496
Trust 4213, Class VE
3.500%, due 06/15/26	246,814	257,260

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 4248, Class FL
1 mo. LIBOR + 0.450%,
1.689%, due 05/15/41[3]	312,169	313,867
Trust 4316, Class XZ
4.500%, due 03/15/44	358,260	403,300
Trust 4323, Class CA
4.000%, due 03/15/40	265,782	275,912
Trust 4325, Class MA
4.000%, due 09/15/39	794,628	826,027
Trust 4328, Class DA
4.000%, due 01/15/36	824,384	852,489
Trust 4336, Class MA
4.000%, due 01/15/40	726,873	753,510
Trust 4443, Class BA
3.500%, due 04/15/41	117,920	121,230
Trust 4447, Class PA
3.000%, due 12/15/44	105,698	107,745
Trust 4606, Class FB
1 mo. LIBOR + 0.500%,
1.739%, due 08/15/46[3]	417,348	419,972
FHLMC Structured Agency Credit Risk, Series 2016-DNA1, Class M1
1 mo. USD LIBOR + 1.450%,
2.688%, due 07/25/28[3]	55,630	55,764
FNMA Aces, Trust 2017-M10, Class AV2
2.561%, due 07/25/24[4]	1,190,000	1,192,887
FNMA Connecticut Avenue Securities,
Series 2016-C04, Class 1M1
1 mo. USD LIBOR + 1.450%,
2.688%, due 01/25/29[3]	319,383	322,764
Series 2016-C05, Class 2M1
1 mo. USD LIBOR + 1.350%,
2.588%, due 01/25/29[3]	280,258	282,108
Series 2016-C06, Class 1M1
1 mo. USD LIBOR + 1.300%,
2.538%, due 04/25/29[3]	188,395	190,687
FNMA REMIC,
Trust 2005-109, Class PV
6.000%, due 10/25/32	28,526	28,650
Trust 2011-8, Class ZA
4.000%, due 02/25/41	2,173,565	2,291,508
Trust 2013-112, Class HQ
4.000%, due 11/25/43	86,042	90,553
Trust 2014-12, Class GV
3.500%, due 03/25/27	152,229	157,030
Trust 2014-48, Class AB
4.000%, due 10/25/40	207,888	215,820
Trust 2015-20, Class EV
3.500%, due 07/25/26	280,944	292,427

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2015-58, Class JP
2.500%, due 03/25/37	165,380	165,527
Trust 2015-62, Class VA
4.000%, due 10/25/26	83,171	88,905
Trust 2016-48, Class UF
1 mo. LIBOR + 0.400%,
1.638%, due 08/25/46[3]	751,349	754,829
Trust 2016-62, Class FC
1 mo. LIBOR + 0.500%,
1.738%, due 09/25/46[3]	322,427	325,426
Trust 2016-74, Class GF
1 mo. LIBOR + 0.500%,
1.738%, due 10/25/46[3]	413,645	418,156
FREMF Mortgage Trust, Series 2013-K712, Class B
3.365%, due 05/25/45[2,4]	110,000	111,578
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class DFX
3.382%, due 12/15/34[2,4]	1,025,000	1,032,088
GNMA,
Trust 2014-131, Class BW
2.894%, due 05/20/41[4]	88,496	90,298
Trust 2015-3, Class ZD
4.000%, due 01/20/45	641,742	693,305
GS Mortgage Securities Trust, Series 2015-GS1, Class XA, IO
0.826%, due 11/10/48[4]	7,522,258	388,774
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class A5
3.914%, due 01/15/49	800,000	850,748
JP Morgan Mortgage Trust,
Series 2017-1, Class A4
3.500%, due 01/25/47[2,4]	927,643	946,671
Series 2017-2, Class A6
3.000%, due 05/25/47[2,4]	674,346	668,335
Madison Avenue Trust, Series 2017 330M, Class A
3.188%, due 08/15/34[2,4]	350,000	353,742
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class D
5.446%, due 09/12/42[4]	635,790	665,092
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class C
4.890%, due 11/15/46[4]	205,000	216,831
Series 2015-C25, Class A5
3.635%, due 10/15/48	725,000	758,377
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4
3.779%, due 05/15/48[4]	520,000	548,647
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class A
3.858%, due 04/09/37[2]	300,000	309,816
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1
3.750%, due 11/25/56[2,4]	168,653	173,297

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B
4.144%, due 01/05/43[2,4]	540,000	556,946
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3
3.000%, due 10/25/31[2,4]	355,172	356,615
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX
2.997%, due 10/25/46[4]	148,401	148,916
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM
6.003%, due 02/15/51[4]	132,710	132,558
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA, IO
0.923%, due 02/15/48[4]	11,982,428	620,092
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A3FL
1 mo. LIBOR + 0.950%,
2.187%, due 03/15/44[2,3]	1,341,926	1,345,226
Total collateralized mortgage obligations (cost—$32,268,481)		32,042,170

Asset-backed securities—6.50%
ALM VIII Ltd., Series 2013-8A, Class A1R
3 mo. USD LIBOR + 1.490%,
2.849%, due 10/15/28[2,3]	510,000	514,477
American Homes 4 Rent, Series 2014-SFR3, Class A
3.678%, due 12/17/36[2]	479,194	499,026
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class D
2.540%, due 06/08/20	130,000	130,505
Series 2016-2, Class A3
1.600%, due 11/09/20	250,000	249,802
B2R Mortgage Trust, Series 2015-2, Class A
3.336%, due 11/15/48[2]	594,799	602,584
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE12, Class M1
1 mo. USD LIBOR + 0.480%,
1.718%, due 12/25/35[3]	77,072	77,121
BlueMountain CLO Ltd., Series 2015-2A, Class A1
3 mo. USD LIBOR + 1.430%,
2.784%, due 07/18/27[2,3]	280,000	280,860
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A1
3 mo. USD LIBOR + 1.470%,
2.829%, due 10/15/25[2,3]	250,000	250,630
Citibank Credit Card Issuance Trust,
Series 2017-A5, Class A5
1 mo. LIBOR + 0.620%,
1.859%, due 04/22/26[3]	650,000	657,267
Series 2017-A6, Class A6
1 mo. LIBOR + 0.770%,
2.009%, due 05/14/29[3]	540,000	545,124

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Asset-backed securities—(continued)
Credit Acceptance Auto Loan Trust,
Series 2015-2A, Class B
3.040%, due 08/15/23[2]	840,000	845,069
Series 2016-2A, Class A
2.420%, due 11/15/23[2]	650,000	652,413
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500%, due 01/25/30[2]	68,557	64,328
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A
1 mo. USD LIBOR + 0.240%,
1.478%, due 10/25/34[2,3]	103,052	102,517
DCP Rights LLC, Series 2014-1A, Class A
5.463%, due 10/25/44[2]	1,719,000	1,776,155
Diamond Resorts Owner Trust, Series 2014-1, Class B
2.980%, due 05/20/27[2]	55,550	55,203
Drive Auto Receivables Trust, Series 2016-BA, Class B
2.560%, due 06/15/20[2]	72,049	72,183
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A
2.730%, due 04/25/28[2]	161,790	159,306
Enterprise Fleet Financing LLC, Series 2016-1, Class A2
1.830%, due 09/20/21[2]	140,546	140,567
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M5
1 mo. USD LIBOR + 1.575%,
2.813%, due 01/25/35[3]	172,732	174,084
Ford Credit Floorplan Master Owner Trust, Series 2014-2, Class A
1 mo. LIBOR + 0.500%,
1.739%, due 02/15/21[3]	2,160,000	2,167,817
Fremont Home Loan Trust, Series 2005-2, Class M2
1 mo. USD LIBOR + 0.720%,
1.958%, due 06/25/35[3]	55,287	55,434
Galaxy XX CLO Ltd., Series 2015-20A, Class A
3 mo. USD LIBOR + 1.450%,
2.813%, due 07/20/27[2,3]	280,000	280,949
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A
3 mo. USD LIBOR + 1.150%,
2.517%, due 04/25/25[2,3]	247,194	247,194
Greystone Commercial Real Estate Notes, Series 2017-FL1A, Class A
1 mo. USD LIBOR + 1.550%,
2.789%, due 03/15/27[2,3]	330,000	330,000
HSBC Home Equity Loan Trust USA, Series 2007-3, Class A4
1 mo. LIBOR + 1.500%,
2.739%, due 11/20/36[3]	1,466	1,467
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2
1 mo. USD LIBOR + 0.220%,
1.458%, due 10/25/35[3]	31,269	31,262

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Asset-backed securities—(continued)
LCM XXIII Ltd., Series 23A, Class A1
3 mo. USD LIBOR + 1.400%,
2.763%, due 10/20/29[2,3]	250,000	252,620
Lehman XS Trust, Series 2005-6, Class 1A1
1 mo. USD LIBOR + 0.520%,
1.758%, due 11/25/35[3]	231,649	191,313
Mercedes-Benz Master Owner Trust, Series 2016-AA, Class A
1 mo. LIBOR + 0.580%,
1.819%, due 05/15/20[2,3]	896,000	898,258
OneMain Financial Issuance Trust,
Series 2015-1A, Class A
3.190%, due 03/18/26[2]	1,655,000	1,667,310
Series 2015-2A, Class A
2.570%, due 07/18/25[2]	269,880	270,252
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-5, Class A3
1 mo. USD LIBOR + 0.210%,
1.448%, due 12/25/35[3]	53,406	53,371
Ownit Mortgage Loan Trust, Series 2005-2, Class M4
1 mo. USD LIBOR + 0.930%,
2.168%, due 03/25/36[3]	10,913	10,928
PFS Financing Corp.,
Series 2016-1A, Class A
1 mo. LIBOR + 1.200%,
2.439%, due 02/18/20[2,3]	1,095,000	1,097,909
Series 2016-BA, Class A
1.870%, due 10/15/21[2]	160,000	158,927
Series 2017-AA, Class A
1 mo. LIBOR + 0.580%,
1.819%, due 03/15/21[2,3]	2,390,000	2,393,603
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3
1 mo. USD LIBOR + 0.280%,
1.518%, due 05/25/36[3]	103,410	103,140
Prestige Auto Receivables Trust, Series 2015-1, Class B
2.040%, due 04/15/21[2]	180,000	180,105
Progress Residential Trust, Series 2015-SFR2, Class A
2.740%, due 06/12/32[2]	1,039,819	1,046,036
RAAC Trust, Series 2006-RP2, Class A
1 mo. USD LIBOR + 0.250%,
1.488%, due 02/25/37[2,3]	69,036	68,754
RASC Trust, Series 2005-AHL3, Class A2
1 mo. USD LIBOR + 0.240%,
1.478%, due 11/25/35[3]	2,904	2,903
Santander Drive Auto Receivables Trust,
Series 2014-4, Class C
2.600%, due 11/16/20	526,415	528,194
Series 2016-1, Class A3
1.620%, due 03/16/20	743,532	743,651

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Asset-backed securities—(concluded)
Series 2016-2, Class A3
1.560%, due 05/15/20	170,372	170,363
SMB Private Education Loan Trust,
Series 2014-A, Class A2B
1 mo. USD LIBOR + 1.150%,
2.389%, due 05/15/26[2,3]	441,362	446,737
Series 2016-A, Class A1
1 mo. USD LIBOR + 0.700%,
1.939%, due 05/15/23[2,3]	171,086	171,211
Series 2016-A, Class A2A
2.700%, due 05/15/31[2]	110,000	110,059
Series 2016-C, Class A2A
2.340%, due 09/15/34[2]	570,000	556,190
Series 2017-B, Class A2A
2.820%, due 10/15/35[2,5]	380,000	379,937
Series 2017-B, Class A2B
1 mo. LIBOR + 0.750%,
1.000%, due 10/15/35[2,3,5]	220,000	220,000
SoFi Professional Loan Program LLC,
Series 2014-A, Class A2
3.020%, due 10/25/27[2]	24,728	24,946
Series 2015-C, Class A2
2.510%, due 08/25/33[2]	507,996	507,689
Series 2016-A, Class A1
1 mo. USD LIBOR + 1.750%,
2.988%, due 08/25/36[2,3]	147,893	152,947
Series 2016-B, Class A1
1 mo. USD LIBOR + 1.200%,
2.438%, due 06/25/33[2,3]	151,861	154,396
Series 2016-B, Class A2A
1.680%, due 03/25/31[2]	72,141	72,117
Series 2016-C, Class A2A
1.480%, due 05/26/31[2]	287,552	286,825
SpringCastle America Funding LLC, Series 2016-AA, Class A
3.050%, due 04/25/29[2]	285,536	287,001
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A
2.040%, due 03/15/22	1,050,000	1,052,780
Westgate Resorts LLC, Series 2014-1A, Class A
2.150%, due 12/20/26[2]	76,778	76,528
Total asset-backed securities (cost—$25,133,826)		25,300,344

Corporate notes—28.67%
Aerospace & defense—0.64%
BAE Systems Holdings, Inc.
2.850%, due 12/15/20[2]	50,000	50,532

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Aerospace & defense—(concluded)
3.850%, due 12/15/25[2]	20,000	20,859
General Dynamics Corp.
2.125%, due 08/15/26	40,000	37,507
Lockheed Martin Corp.
3.350%, due 09/15/21	170,000	176,208
3.550%, due 01/15/26	5,000	5,200
4.090%, due 09/15/52	146,000	147,954
4.700%, due 05/15/46	150,000	170,136
Northrop Grumman Corp.
2.080%, due 10/15/20	130,000	130,042
3.250%, due 08/01/23	160,000	164,779
3.250%, due 01/15/28	125,000	125,780
4.030%, due 10/15/47	190,000	195,004
Rockwell Collins, Inc.
2.800%, due 03/15/22	245,000	247,332
United Technologies Corp.
1.778%, due 05/04/18[6]	599,000	598,913
1.900%, due 05/04/20	345,000	343,943
3.125%, due 05/04/27	50,000	50,048
3.750%, due 11/01/46	50,000	48,716
		2,512,953
Airlines—0.02%
American Airlines Pass-Through Trust 2014-1, Class B
4.375%, due 10/01/22	14,757	15,173
American Airlines Pass-Through Trust 2015-1, Class A
3.375%, due 05/01/27	72,314	72,993
		88,166
Apparel—0.01%
Michael Kors USA, Inc.
4.000%, due 11/01/24[2]	25,000	25,049

Auto & truck—0.12%
Delphi Automotive PLC
4.400%, due 10/01/46	126,000	128,512
Delphi Corp.
4.150%, due 03/15/24	43,000	45,619

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Auto & truck—(concluded)
ZF North America Capital, Inc.
4.500%, due 04/29/22[2]	280,000	292,600
		466,731
Banking-non-US—2.31%
Bancolombia SA
5.950%, due 06/03/21	220,000	240,064
BNP Paribas SA
4.625%, due 03/13/27[2,7]	280,000	299,442
BPCE SA
3.500%, due 10/23/27[2]	370,000	366,273
Citizens Financial Group, Inc.
2.375%, due 07/28/21	15,000	14,879
Credit Agricole SA
3.250%, due 10/04/24[2]	250,000	249,934
3.375%, due 01/10/22[2]	570,000	582,334
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 03/26/20	345,000	348,519
3.450%, due 04/16/21	250,000	256,945
Credit Suisse New York
1.700%, due 04/27/18	395,000	395,165
HSBC Holdings PLC
(fixed, converts to FRN on 03/13/22),
3.262%, due 03/13/23	565,000	577,335
3.400%, due 03/08/21	320,000	330,195
4.375%, due 11/23/26	400,000	420,622
ING Bank N.V.
(fixed, converts to FRN on 11/21/18),
4.125%, due 11/21/23[8]	210,000	213,679
ING Groep N.V.
3.150%, due 03/29/22	630,000	642,541
Intesa Sanpaolo SpA
3.125%, due 07/14/22[2]	255,000	255,630
Kreditanstalt fuer Wiederaufbau
1.500%, due 02/06/19	509,000	507,819
Lloyds Banking Group PLC
3.000%, due 01/11/22	200,000	202,461
3.750%, due 01/11/27	200,000	203,032
Mitsubishi UFJ Financial Group, Inc.
2.998%, due 02/22/22	75,000	76,198
Mitsubishi UFJ Trust & Banking Corp.
2.650%, due 10/19/20[2]	540,000	544,462

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
Mizuho Financial Group, Inc.
2.601%, due 09/11/22	330,000	327,174
2.953%, due 02/28/22	300,000	302,980
National Australia Bank Ltd. MTN
2.125%, due 05/22/20	250,000	250,000
Royal Bank of Canada GMTN
2.500%, due 01/19/21	240,000	242,216
Santander UK Group Holdings PLC
2.875%, due 10/16/20	245,000	248,055
2.875%, due 08/05/21	201,000	201,990
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.310%,
1.664%, due 10/18/19[3]	335,000	335,134
Sumitomo Mitsui Trust Bank Ltd.
1.950%, due 09/19/19[2]	355,000	353,453
		8,988,531
Banking-US—4.22%
Aviation Capital Group LLC
2.875%, due 09/17/18[2]	630,000	633,909
Bank of America Corp.
2.000%, due 01/11/18	178,000	178,137
2.250%, due 04/21/20	677,000	677,424
(fixed, converts to FRN on 04/24/22),
2.881%, due 04/24/23	450,000	451,402
3.875%, due 08/01/25	570,000	597,677
4.000%, due 01/22/25	110,000	113,881
Bank of America Corp. GMTN
3.300%, due 01/11/23	320,000	327,744
Bank of America Corp. MTN
1.950%, due 05/12/18	137,000	137,159
2.151%, due 11/09/20	850,000	846,263
3 mo. USD LIBOR + 1.070%,
2.393%, due 03/22/18[3]	770,000	772,632
(fixed, converts to FRN on 01/20/47),
4.443%, due 01/20/48	70,000	75,852
6.875%, due 04/25/18	63,000	64,532
Branch Banking & Trust Co.
3.625%, due 09/16/25	250,000	260,247
Capital One Bank USA N.A.
2.250%, due 02/13/19	515,000	516,197
Capital One Financial Corp.
2.500%, due 05/12/20	270,000	270,929
3.750%, due 07/28/26	110,000	109,379

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Banking-US—(continued)
Capital One N.A.
2.350%, due 01/31/20	330,000	330,533
CIT Group, Inc.
3.875%, due 02/19/19	295,000	299,425
Citibank N.A.
1.850%, due 09/18/19	380,000	378,824
Discover Bank
2.600%, due 11/13/18	330,000	331,980
3.100%, due 06/04/20	250,000	254,843
Fifth Third Bank MTN
2.150%, due 08/20/18	206,000	206,717
Goldman Sachs Group, Inc.
3 mo. USD LIBOR + 0.780%,
2.160%, due 10/31/22[3]	830,000	829,520
2.375%, due 01/22/18	591,000	592,036
2.550%, due 10/23/19	231,000	232,767
3 mo. USD LIBOR + 1.200%,
2.578%, due 04/30/18[3]	530,000	532,688
2.600%, due 04/23/20	349,000	351,465
3.750%, due 05/22/25	75,000	77,297
4.250%, due 10/21/25	15,000	15,677
HSBC USA, Inc.
1.700%, due 03/05/18	100,000	100,045
5.000%, due 09/27/20	100,000	107,036
JPMorgan Chase & Co.
3 mo. USD LIBOR + 0.900%,
2.267%, due 01/25/18[3]	525,000	526,055
2.700%, due 05/18/23	150,000	149,613
2.972%, due 01/15/23	313,000	316,755
3.200%, due 06/15/26	150,000	149,845
3.250%, due 09/23/22	105,000	108,041
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28	1,000,000	1,028,055
KeyCorp MTN
2.900%, due 09/15/20	100,000	101,885
Northern Trust Corp.
(fixed, converts to FRN on 10/01/26),
4.600%, due 10/01/26[9]	119,000	123,165
State Street Corp.
2.550%, due 08/18/20	195,000	198,505
(fixed, converts to FRN on 09/15/20),
5.250%, due 09/15/20[9]	147,000	154,901

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
Synovus Financial Corp.
3.125%, due 11/01/22[5]	80,000	79,966
The Bank of New York Mellon Corp.
2.050%, due 05/03/21	175,000	174,320
2.800%, due 05/04/26	90,000	88,342
3.000%, due 02/24/25	160,000	161,064
3.300%, due 08/23/29	240,000	239,141
(fixed, converts to FRN on 09/20/26),
4.625%, due 09/20/26[9]	195,000	200,606
Wells Fargo & Co.
3 mo. USD LIBOR + 0.630%,
1.993%, due 04/23/18[3]	685,000	686,819
2.100%, due 07/26/21	80,000	79,042
3.000%, due 10/23/26	261,000	255,733
Wells Fargo & Co. GMTN
4.300%, due 07/22/27	160,000	168,991
Wells Fargo & Co. MTN
2.625%, due 07/22/22	650,000	648,907
(fixed, converts to FRN on 05/22/27),
3.584%, due 05/22/28	105,000	106,196
		16,420,164
Beverages—0.34%
Anheuser-Busch InBev Finance, Inc.
4.700%, due 02/01/36	360,000	395,838
4.900%, due 02/01/46	230,000	258,154
PepsiCo, Inc.
3.000%, due 10/15/27	240,000	238,848
3.450%, due 10/06/46	80,000	75,964
The Coca-Cola Co.
1.875%, due 10/27/20	350,000	349,343
		1,318,147
Biotechnology—0.23%
Amgen, Inc.
2.200%, due 05/11/20	100,000	100,198
3.125%, due 05/01/25	40,000	40,227
4.400%, due 05/01/45	120,000	126,321
4.563%, due 06/15/48	26,000	27,750
4.663%, due 06/15/51	73,000	78,912
Gilead Sciences, Inc.
2.500%, due 09/01/23	30,000	29,848
3.250%, due 09/01/22	80,000	82,773
3.700%, due 04/01/24	185,000	194,730

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Biotechnology—(concluded)
4.150%, due 03/01/47	200,000	204,725
		885,484
Building products—0.14%
Holcim US Finance Sarl & Cie SCS
6.000%, due 12/30/19[2]	415,000	445,347
Johnson Controls International PLC
3.625%, due 07/02/24[6]	90,000	93,512
		538,859
Cable—0.31%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.000%, due 03/01/23[2,7]	505,000	512,262
5.000%, due 02/01/28[2]	340,000	337,450
5.750%, due 02/15/26[2]	350,000	365,872
		1,215,584
Chemicals—0.22%
E.I. du Pont de Nemours & Co.
2.200%, due 05/01/20	75,000	75,272
Eastman Chemical Co.
3.800%, due 03/15/25	42,000	43,761
LYB International Finance BV
4.875%, due 03/15/44	80,000	87,344
LyondellBasell Industries N.V.
5.000%, due 04/15/19	243,000	251,347
Monsanto Co.
3.950%, due 04/15/45	80,000	77,078
RPM International, Inc.
6.125%, due 10/15/19	259,000	278,122
The Dow Chemical Co.
8.550%, due 05/15/19	55,000	60,389
		873,313
Commercial services—0.16%
Duke University
4.077%, due 10/01/48	91,000	99,391
Equifax, Inc.
2.300%, due 06/01/21	20,000	19,482
Iron Mountain, Inc.
4.375%, due 06/01/21[2]	450,000	463,500

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Commercial services—(concluded)
Republic Services, Inc.
2.900%, due 07/01/26	35,000	34,242
		616,615
Communications equipment—0.34%
Apple, Inc.
3.850%, due 08/04/46	500,000	505,321
4.500%, due 02/23/36	150,000	170,834
QUALCOMM, Inc.
2.100%, due 05/20/20	355,000	355,802
3.450%, due 05/20/25	268,000	275,759
		1,307,716
Computers—0.17%
DXC Technology Co.
2.875%, due 03/27/20	30,000	30,383
4.250%, due 04/15/24	165,000	173,916
Hewlett Packard Enterprise Co.
2.850%, due 10/05/18	250,000	252,107
International Business Machines Corp.
3.450%, due 02/19/26[7]	212,000	219,031
		675,437
Containers & packaging—0.08%
WestRock RKT Co.
4.900%, due 03/01/22	293,000	318,392

Diversified financial services—0.34%
Air Lease Corp.
3.625%, due 04/01/27	30,000	30,161
Fidelity National Information Services, Inc.
3.500%, due 04/15/23	69,000	71,100
5.000%, due 10/15/25	15,000	16,703
GE Capital International Funding Co.
4.418%, due 11/15/35	203,000	217,167
Intercontinental Exchange, Inc.
3.750%, due 12/01/25	100,000	104,790
Nomura Holdings, Inc. GMTN
2.750%, due 03/19/19	80,000	80,729
ORIX Corp.
2.900%, due 07/18/22	470,000	471,482
Visa, Inc.
4.150%, due 12/14/35	210,000	229,151

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Diversified financial services—(concluded)
4.300%, due 12/14/45	100,000	110,645
		1,331,928
Electric utilities—0.64%
AEP Texas, Inc.
2.400%, due 10/01/22[2]	90,000	89,203
Alabama Power Co.
3.850%, due 12/01/42	60,000	60,211
5.200%, due 06/01/41	35,000	41,407
Baltimore Gas & Electric Co.
3.750%, due 08/15/47	250,000	249,863
Black Hills Corp.
3.150%, due 01/15/27	30,000	29,457
Dominion Energy, Inc.
2.579%, due 07/01/20	60,000	60,316
DTE Energy Co.
3.300%, due 06/15/22	150,000	153,707
Duke Energy Carolinas LLC
2.950%, due 12/01/26	185,000	184,696
Duke Energy Corp.
1.800%, due 09/01/21	660,000	647,000
2.650%, due 09/01/26	410,000	393,437
3.550%, due 09/15/21	230,000	239,525
3.750%, due 04/15/24	110,000	115,004
4.800%, due 12/15/45	190,000	214,568
		2,478,394
Electric-generation—0.01%
Emera US Finance LP
2.150%, due 06/15/19	50,000	50,034

Electric-integrated—1.73%
CMS Energy Corp.
3.000%, due 05/15/26	30,000	29,536
Dominion Energy, Inc.
1.500%, due 09/30/18[2]	355,000	354,492
Eaton Corp.
1.500%, due 11/02/17	605,000	605,000
2.750%, due 11/02/22	382,000	383,891
Enel Finance International N.V.
2.875%, due 05/25/22[2]	160,000	160,928
Entergy Corp.
2.950%, due 09/01/26	45,000	43,665

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Electric-integrated—(continued)
4.000%, due 07/15/22	195,000	206,121
Entergy Texas, Inc.
2.550%, due 06/01/21	45,000	44,713
7.125%, due 02/01/19	340,000	360,201
Eversource Energy
2.900%, due 10/01/24	95,000	94,717
Exelon Corp.
2.450%, due 04/15/21	5,000	5,002
2.850%, due 06/15/20	70,000	71,205
3.400%, due 04/15/26	270,000	271,849
4.450%, due 04/15/46	120,000	127,040
Florida Power & Light Co.
3.800%, due 12/15/42	30,000	31,071
4.050%, due 06/01/42	91,000	97,451
5.690%, due 03/01/40	20,000	25,992
Georgia Power Co.
3.250%, due 03/30/27	30,000	30,105
Israel Electric Corp. Ltd.
7.250%, due 01/15/19[2]	220,000	232,100
Jabil, Inc.
8.250%, due 03/15/18	620,000	632,400
Majapahit Holding BV
7.750%, due 01/20/20[2]	210,000	231,798
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27	395,000	407,603
Northern States Power Co.
3.400%, due 08/15/42	260,000	251,783
3.600%, due 09/15/47	20,000	19,972
NSTAR Electric Co.
3.200%, due 05/15/27	120,000	121,876
Oncor Electric Delivery Co. LLC
3.800%, due 09/30/47[2]	45,000	46,136
Pacificorp
5.500%, due 01/15/19	486,000	507,763
5.750%, due 04/01/37	35,000	44,734
Tyco Electronics Group SA
3.450%, due 08/01/24	30,000	30,978
Virginia Electric & Power Co.
3.100%, due 05/15/25	185,000	186,598
3.150%, due 01/15/26	30,000	30,380
3.500%, due 03/15/27	460,000	477,147
3.800%, due 09/15/47	320,000	323,201

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Electric-integrated—(concluded)
WEC Energy Group, Inc.
2.450%, due 06/15/20	170,000	171,199
Wisconsin Power & Light Co.
3.050%, due 10/15/27	85,000	84,977
		6,743,624
Electric/gas—0.07%
MPLX LP
4.125%, due 03/01/27	100,000	102,863
5.200%, due 03/01/47	160,000	171,182
		274,045
Electronic equipment & instruments—0.11%
Arrow Electronics, Inc.
3.250%, due 09/08/24	45,000	44,782
Avnet, Inc.
4.625%, due 04/15/26	30,000	31,286
Honeywell International, Inc.
2.500%, due 11/01/26	10,000	9,574
Thermo Fisher Scientific, Inc.
2.950%, due 09/19/26	25,000	24,469
3.000%, due 04/15/23	30,000	30,359
3.200%, due 08/15/27	140,000	138,851
3.600%, due 08/15/21	150,000	155,843
		435,164
Finance-captive automotive—1.22%
CDP Financial, Inc.
4.400%, due 11/25/19[2]	860,000	901,840
Ford Motor Co.
5.291%, due 12/08/46	140,000	148,212
Ford Motor Credit Co. LLC
3.096%, due 05/04/23	200,000	199,675
5.000%, due 05/15/18	730,000	742,583
General Motors Co.
5.400%, due 04/01/48	320,000	337,668
General Motors Financial Co., Inc.
2.400%, due 05/09/19	105,000	105,434
3.200%, due 07/13/20	240,000	245,346
3.450%, due 01/14/22	180,000	184,461
Hyundai Capital America
2.400%, due 10/30/18[2]	105,000	105,040
2.500%, due 03/18/19[2]	30,000	29,989

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Finance-captive automotive—(concluded)
2.550%, due 02/06/19[2]	550,000	550,363
3.000%, due 10/30/20[2]	285,000	286,049
Hyundai Capital Services, Inc.
3.000%, due 08/29/22[2]	200,000	198,157
Nissan Motor Acceptance Corp.
1.900%, due 09/14/21[2]	290,000	284,129
Synchrony Financial
2.600%, due 01/15/19	120,000	120,698
The Charles Schwab Corp.
(fixed, converts to FRN on 03/01/22),
4.625%, due 03/01/22[9]	295,000	303,481
		4,743,125
Finance-other—0.14%
International Lease Finance Corp.
3.875%, due 04/15/18	550,000	555,059

Financial services—2.85%
Ally Financial, Inc.
3.250%, due 02/13/18	690,000	692,004
Barclays Bank PLC
5.140%, due 10/14/20	140,000	149,537
Barclays PLC
2.750%, due 11/08/19	200,000	201,906
4.375%, due 01/12/26	205,000	214,801
5.200%, due 05/12/26	285,000	305,682
Citigroup, Inc.
1.800%, due 02/05/18	700,000	700,126
2.400%, due 02/18/20	170,000	170,847
2.650%, due 10/26/20	210,000	211,952
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23	200,000	199,791
Citizens Bank N.A./Providence RI
2.200%, due 05/26/20	250,000	249,205
Corp. Financiera de Desarrollo SA
4.750%, due 07/15/25[2]	325,000	349,375
Doric Nimrod Air Alpha Ltd. 2013-1 Pass-Through Trust
5.250%, due 05/30/23[2]	267,967	280,615
Export Development Canada
0.875%, due 08/27/18[2]	275,000	273,281
JPMorgan Chase & Co.
1.700%, due 03/01/18	835,000	835,148
2.200%, due 10/22/19	410,000	411,933

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
2.250%, due 01/23/20	215,000	216,010
3 mo. USD LIBOR + 1.230%,
2.595%, due 10/24/23[3]	135,000	138,618
2.750%, due 06/23/20	720,000	731,106
(fixed, converts to FRN on 05/01/27),
3.540%, due 05/01/28	260,000	263,000
(fixed, converts to FRN on 11/01/22),
4.625%, due 11/01/22[9]	440,000	437,525
Morgan Stanley
1.875%, due 01/05/18	170,000	170,086
2.125%, due 04/25/18	645,000	646,183
2.500%, due 01/24/19	200,000	201,293
2.800%, due 06/16/20	630,000	639,067
3.950%, due 04/23/27	15,000	15,291
6.625%, due 04/01/18	760,000	775,122
Morgan Stanley MTN
2.200%, due 12/07/18	125,000	125,362
2.625%, due 11/17/21	190,000	190,244
Sumitomo Mitsui Financial Group, Inc.
2.058%, due 07/14/21	277,000	272,582
The Bank of New York Mellon Corp. MTN
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28	394,000	403,827
The Hartford Financial Services Group, Inc.
(fixed, converts to FRN on 06/15/18),
8.125%, due 06/15/38	347,000	359,145
US Bancorp
3.150%, due 04/27/27	280,000	281,084
		11,111,748
Food & drug retailing—0.01%
CVS Health Corp.
3.875%, due 07/20/25	52,000	53,376

Food processors/beverage/bottling—0.07%
Ecolab, Inc.
2.000%, due 01/14/19	270,000	271,037

Food products—0.35%
Danone SA
2.077%, due 11/02/21[2]	575,000	565,127
Kraft Heinz Foods Co.
3.000%, due 06/01/26	100,000	96,619
4.375%, due 06/01/46	150,000	146,364

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Food products—(concluded)
Post Holdings, Inc.
5.000%, due 08/15/26[2]	310,000	311,550
Sysco Corp.
2.600%, due 10/01/20	250,000	253,033
		1,372,693
Food/beverage—0.07%
Molson Coors Brewing Co.
1.900%, due 03/15/19[2]	170,000	169,594
2.250%, due 03/15/20[2]	100,000	99,989
		269,583
Gaming—0.17%
Scientific Games International, Inc.
7.000%, due 01/01/22[2]	620,000	655,650

Gas pipelines—0.18%
Kinder Morgan, Inc.
3.050%, due 12/01/19	70,000	71,254
4.300%, due 06/01/25	90,000	94,491
5.050%, due 02/15/46	450,000	463,994
5.550%, due 06/01/45	80,000	86,893
		716,632
Health care equipment & supplies—0.02%
Becton Dickinson and Co.
2.675%, due 12/15/19	48,000	48,486
3.734%, due 12/15/24	40,000	41,106
		89,592
Health care providers & services—0.14%
Aetna, Inc.
2.750%, due 11/15/22	215,000	214,364
2.800%, due 06/15/23	30,000	29,828
3.500%, due 11/15/24	44,000	44,861
3.875%, due 08/15/47	30,000	28,451
Cigna Corp.
3.050%, due 10/15/27	50,000	48,752
3.250%, due 04/15/25	140,000	141,082

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Health care providers & services—(concluded)
Humana, Inc.
3.950%, due 03/15/27	55,000	56,798
		564,136
Hotels, restaurants & leisure—0.12%
Host Hotels & Resorts LP
4.500%, due 02/01/26	70,000	73,775
McDonald’s Corp.
2.750%, due 12/09/20	25,000	25,493
McDonald’s Corp. MTN
4.875%, due 12/09/45	320,000	363,882
		463,150
Household durables—0.02%
Newell Brands, Inc.
2.600%, due 03/29/19	63,000	63,481

Industrial conglomerates—0.05%
General Electric Co.
4.125%, due 10/09/42	200,000	206,776

Insurance—0.73%
American International Group, Inc.
3.300%, due 03/01/21	265,000	272,781
3.750%, due 07/10/25	10,000	10,338
3.900%, due 04/01/26	102,000	105,705
Aon PLC
3.875%, due 12/15/25	95,000	99,717
4.450%, due 05/24/43	64,000	67,276
4.600%, due 06/14/44	46,000	49,901
4.750%, due 05/15/45	160,000	177,606
Arch Capital Finance LLC
4.011%, due 12/15/26	55,000	57,180
Berkshire Hathaway, Inc.
2.750%, due 03/15/23	50,000	50,689
3.125%, due 03/15/26	35,000	35,428
Lincoln National Corp.
6.250%, due 02/15/20	235,000	255,576
Marsh & McLennan Cos., Inc.
3.750%, due 03/14/26	405,000	424,455
4.350%, due 01/30/47	90,000	97,306
Nuveen Finance LLC
2.950%, due 11/01/19[2]	550,000	558,449

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Insurance—(concluded)
Principal Financial Group, Inc.
3.125%, due 05/15/23	57,000	58,006
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[2]	120,000	124,102
Trinity Acquisition PLC
3.500%, due 09/15/21	220,000	224,137
4.625%, due 08/15/23	30,000	32,055
Willis Towers Watson PLC
5.750%, due 03/15/21	145,000	159,006
		2,859,713
Machinery—0.11%
John Deere Capital Corp. MTN
2.650%, due 01/06/22	30,000	30,416
2.650%, due 06/24/24	130,000	129,088
2.800%, due 03/06/23	250,000	253,430
		412,934
Media—1.29%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, due 07/23/22	40,000	42,184
4.908%, due 07/23/25	45,000	47,869
5.375%, due 05/01/47[2]	730,000	738,515
6.484%, due 10/23/45	5,000	5,764
Comcast Corp.
1.625%, due 01/15/22	80,000	77,919
2.350%, due 01/15/27	65,000	60,878
3.300%, due 02/01/27	310,000	314,129
3.400%, due 07/15/46	720,000	660,478
5.150%, due 03/01/20	550,000	590,649
Cox Communications, Inc.
3.150%, due 08/15/24[2]	465,000	460,722
Discovery Communications LLC
2.200%, due 09/20/19	55,000	55,061
4.900%, due 03/11/26	90,000	96,723
iHeartCommunications, Inc.
9.000%, due 09/15/22	220,000	158,950
NBCUniversal Enterprise, Inc.
3 mo. USD LIBOR + 0.400%,
1.735%, due 04/01/21[2,3]	340,000	340,408
5.250%, due 03/19/21[2,9]	475,000	507,062
NBCUniversal Media LLC
5.150%, due 04/30/20	25,000	26,922

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Media—(concluded)
Time Warner, Inc.
3.800%, due 02/15/27	790,000	789,786
3.875%, due 01/15/26	38,000	38,524
		5,012,543
Medical providers—0.53%
HCA, Inc.
3.750%, due 03/15/19	515,000	522,725
Stryker Corp.
2.625%, due 03/15/21	45,000	45,419
3.500%, due 03/15/26	190,000	195,998
UnitedHealth Group, Inc.
1.700%, due 02/15/19	525,000	524,285
2.700%, due 07/15/20	41,000	41,751
2.875%, due 12/15/21	134,000	137,037
2.875%, due 03/15/22	144,000	147,032
3.100%, due 03/15/26	110,000	110,967
3.750%, due 07/15/25	240,000	253,857
4.750%, due 07/15/45	80,000	92,515
		2,071,586
Oil & gas—1.38%
Air Liquide Finance SA
2.500%, due 09/27/26[2]	200,000	191,724
Airgas, Inc.
3.050%, due 08/01/20	325,000	332,747
Anadarko Petroleum Corp.
5.550%, due 03/15/26[7]	310,000	348,777
Apache Corp.
4.750%, due 04/15/43	230,000	234,407
5.100%, due 09/01/40	100,000	106,447
Chevron Corp.
2.895%, due 03/03/24	80,000	81,200
2.954%, due 05/16/26	100,000	100,287
Cimarex Energy Co.
3.900%, due 05/15/27	265,000	273,071
4.375%, due 06/01/24	665,000	708,798
Concho Resources, Inc.
3.750%, due 10/01/27	170,000	171,833
4.875%, due 10/01/47	180,000	191,366
Ecopetrol SA
4.125%, due 01/16/25	195,000	195,733

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
EOG Resources, Inc.
3.900%, due 04/01/35	90,000	90,481
4.150%, due 01/15/26	220,000	234,355
Hess Corp.
5.800%, due 04/01/47	110,000	118,644
Parsley Energy LLC/Parsley Finance Corp.
5.625%, due 10/15/27[2]	80,000	82,550
6.250%, due 06/01/24[2]	420,000	445,200
Petroleos Mexicanos
5.625%, due 01/23/46	275,000	250,662
Pioneer Natural Resources Co.
3.950%, due 07/15/22	83,000	86,947
4.450%, due 01/15/26	250,000	269,305
6.875%, due 05/01/18	650,000	666,038
Shell International Finance BV
2.125%, due 05/11/20	50,000	50,217
3.250%, due 05/11/25	30,000	30,863
3.750%, due 09/12/46	30,000	29,528
Suncor Energy, Inc.
6.500%, due 06/15/38	50,000	66,348
		5,357,528
Oil Services—0.04%
BP Capital Markets PLC
2.241%, due 09/26/18	150,000	150,774

Paper & forest products—0.01%
Georgia-Pacific LLC
5.400%, due 11/01/20[2]	32,000	34,935

Pharmaceuticals—1.22%
Abbott Laboratories
2.000%, due 09/15/18	105,000	105,142
2.350%, due 11/22/19	270,000	271,558
2.800%, due 09/15/20	140,000	142,142
2.900%, due 11/30/21	130,000	132,009
3.875%, due 09/15/25	15,000	15,569
AbbVie, Inc.
2.300%, due 05/14/21	70,000	69,902
4.450%, due 05/14/46	40,000	42,046
Actavis Funding SCS
3.450%, due 03/15/22	230,000	236,361
3.800%, due 03/15/25	445,000	455,459
4.750%, due 03/15/45[7]	47,000	49,621

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Pharmaceuticals—(concluded)
AstraZeneca PLC
2.375%, due 06/12/22	70,000	69,464
Baxalta, Inc.
5.250%, due 06/23/45	40,000	45,951
Bristol-Myers Squibb Co.
3.250%, due 02/27/27	146,000	149,189
Forest Laboratories, Inc.
5.000%, due 12/15/21[2]	510,000	553,545
Johnson & Johnson
2.450%, due 03/01/26	25,000	24,495
2.950%, due 03/03/27	115,000	116,889
Medtronic, Inc.
3.150%, due 03/15/22	150,000	154,487
4.625%, due 03/15/45	400,000	452,840
Mylan N.V.
2.500%, due 06/07/19	220,000	220,639
3.950%, due 06/15/26	34,000	33,958
Mylan, Inc.
3.125%, due 01/15/23[2]	130,000	129,824
Novartis Capital Corp.
3.100%, due 05/17/27	200,000	203,437
Pfizer, Inc.
4.125%, due 12/15/46	40,000	42,965
Shire Acquisitions Investments Ireland DAC
1.900%, due 09/23/19	195,000	194,200
Teva Pharmaceutical Finance Co. BV
2.950%, due 12/18/22	200,000	188,612
Teva Pharmaceutical Finance Netherlands III BV
1.400%, due 07/20/18	160,000	159,164
2.200%, due 07/21/21	525,000	493,731
		4,753,199
Pipelines—0.73%
Cheniere Corpus Christi Holdings LLC
5.125%, due 06/30/27[2]	170,000	175,312
Cheniere Energy Partners LP
5.250%, due 10/01/25[2]	290,000	298,700
Energy Transfer LP
4.750%, due 01/15/26	100,000	105,237
5.150%, due 03/15/45	180,000	175,703
5.300%, due 04/15/47	200,000	197,996

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Pipelines—(concluded)
EnLink Midstream Partners LP
4.850%, due 07/15/26	100,000	105,329
Enterprise Products Operating LLC
4.900%, due 05/15/46	240,000	264,178
(fixed, converts to FRN on 08/16/27),
5.250%, due 08/16/77	15,000	15,412
Magellan Midstream Partners LP
4.200%, due 10/03/47	60,000	59,184
Plains All American Pipeline LP
(fixed, converts to FRN on 11/15/22),
6.125%, due 11/15/22[7,9]	210,000	214,053
Sabine Pass Liquefaction LLC
5.625%, due 03/01/25	485,000	538,791
5.750%, due 05/15/24	170,000	190,415
6.250%, due 03/15/22	200,000	225,144
Spectra Energy Partners LP
3.375%, due 10/15/26	160,000	159,233
Sunoco Logistics Partners Operations LP
5.950%, due 12/01/25	93,000	105,673
		2,830,360
Real estate investment trusts—0.17%
Boston Properties LP
2.750%, due 10/01/26	120,000	113,716
Realty Income Corp.
3.000%, due 01/15/27	310,000	296,751
Weyerhaeuser Co.
7.375%, due 10/01/19	230,000	251,778
		662,245
Retail—0.32%
Amazon.com, Inc.
4.250%, due 08/22/57[2]	90,000	94,438
4.800%, due 12/05/34	210,000	242,014
Dollar Tree, Inc.
5.750%, due 03/01/23	500,000	525,625
Lowe’s Cos., Inc.
2.500%, due 04/15/26	60,000	57,484
Tapestry, Inc.
4.125%, due 07/15/27	50,000	50,341
The Home Depot, Inc.
3.000%, due 04/01/26	100,000	100,906

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Retail—(concluded)
Wal-Mart Stores, Inc.
4.300%, due 04/22/44	70,000	79,932
Walgreens Boots Alliance, Inc.
4.650%, due 06/01/46	110,000	112,997
		1,263,737
Semiconductor equipment & products—0.46%
Analog Devices, Inc.
2.500%, due 12/05/21	110,000	110,060
3.500%, due 12/05/26	65,000	65,955
4.500%, due 12/05/36	58,000	60,935
5.300%, due 12/15/45	40,000	46,947
Applied Materials, Inc.
4.350%, due 04/01/47	10,000	10,918
5.850%, due 06/15/41	30,000	38,603
Intel Corp.
2.700%, due 12/15/22	200,000	203,546
KLA-Tencor Corp.
4.650%, due 11/01/24	4,000	4,365
Lam Research Corp.
2.800%, due 06/15/21	67,000	67,726
3.800%, due 03/15/25	90,000	93,545
NXP BV/NXP Funding LLC
4.125%, due 06/01/21[2]	864,000	902,880
Xilinx, Inc.
2.950%, due 06/01/24	175,000	175,106
		1,780,586
Software & services—0.65%
Autodesk, Inc.
3.500%, due 06/15/27	75,000	74,755
First Data Corp.
5.750%, due 01/15/24[2]	470,000	491,737
Microsoft Corp.
2.400%, due 08/08/26	170,000	164,207
4.100%, due 02/06/37	200,000	218,941
4.250%, due 02/06/47	730,000	805,671
4.500%, due 02/06/57	250,000	281,242

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Software & services—(concluded)
Oracle Corp.
4.000%, due 07/15/46	470,000	486,668
		2,523,221
Special purpose entity—0.29%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23	43,000	44,659
Crown Castle Towers LLC
6.113%, due 01/15/20[2]	495,000	526,607
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, due 06/15/19[2]	220,000	221,308
3.050%, due 01/09/20[2]	315,000	320,717
		1,113,291
Technology, hardware & equipment—0.35%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.000%, due 01/15/22[2]	100,000	101,220
3.125%, due 01/15/25[2]	210,000	208,239
3.625%, due 01/15/24[2]	180,000	185,661
Dell International LLC/EMC Corp.
3.480%, due 06/01/19[2]	225,000	229,015
4.420%, due 06/15/21[2]	125,000	131,420
6.020%, due 06/15/26[2]	145,000	161,863
Pitney Bowes, Inc.
4.700%, due 04/01/23	260,000	253,971
Xerox Corp.
3.625%, due 03/15/23	80,000	78,916
		1,350,305
Telecommunications—0.61%
Cisco Systems, Inc.
2.200%, due 09/20/23	70,000	68,837
2.500%, due 09/20/26	120,000	116,696
Harris Corp.
2.700%, due 04/27/20	45,000	45,461
3.832%, due 04/27/25	30,000	31,141
Verizon Communications, Inc.
1.750%, due 08/15/21[7]	160,000	156,414
3 mo. USD LIBOR + 0.550%,
1.865%, due 05/22/20[3]	410,000	412,592
3.000%, due 11/01/21	91,000	92,818
3.450%, due 03/15/21	64,000	66,482
4.125%, due 03/16/27[7]	230,000	240,021

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Telecommunications—(concluded)
4.272%, due 01/15/36	660,000	649,097
4.500%, due 08/10/33	380,000	391,412
4.862%, due 08/21/46	106,000	106,882
		2,377,853
Tobacco—0.22%
Altria Group, Inc.
2.850%, due 08/09/22	150,000	151,983
BAT Capital Corp.
3.557%, due 08/15/27[2]	230,000	230,554
Reynolds American, Inc.
2.300%, due 06/12/18	165,000	165,497
3.250%, due 06/12/20	46,000	47,157
4.000%, due 06/12/22	90,000	94,827
4.450%, due 06/12/25	140,000	150,591
		840,609
Transportation—0.48%
Burlington Northern Santa Fe LLC
3.000%, due 04/01/25	25,000	25,299
4.125%, due 06/15/47	240,000	255,999
4.150%, due 04/01/45	20,000	21,300
CSX Corp.
2.600%, due 11/01/26	50,000	47,913
3.800%, due 11/01/46	100,000	96,908
FedEx Corp.
4.550%, due 04/01/46	300,000	319,645
Norfolk Southern Corp.
2.900%, due 06/15/26	124,000	122,720
3.150%, due 06/01/27	80,000	80,275
Ryder System, Inc. MTN
2.250%, due 09/01/21	30,000	29,720
2.450%, due 09/03/19	180,000	181,280
2.550%, due 06/01/19	10,000	10,085
Union Pacific Corp.
3.350%, due 08/15/46	100,000	94,492
4.100%, due 09/15/67	275,000	278,539
Union Pacific Railroad Co. 2014-1 Pass-Through Trust
3.227%, due 05/14/26	179,361	183,732

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(continued)
Transportation—(concluded)
Virgin Australia 2013-1B Pass-Through Trust
6.000%, due 10/23/20[2]	104,823	106,919
		1,854,826
Utilities—0.24%
CenterPoint Energy Resources Corp.
4.100%, due 09/01/47	160,000	164,001
DTE Electric Co.
3.750%, due 08/15/47	120,000	121,348
IPALCO Enterprises, Inc.
3.700%, due 09/01/24[2]	90,000	90,223
NiSource Finance Corp.
3.490%, due 05/15/27	540,000	547,375
		922,947
Wireless telecommunications—1.22%
AT&T, Inc.
3.155%, due 11/27/22[2,10]	1,000,000	853,194
4.450%, due 04/01/24	206,000	218,888
4.600%, due 02/15/21	118,000	126,108
5.150%, due 02/14/50	430,000	423,999
5.250%, due 03/01/37	220,000	230,146
5.450%, due 03/01/47	550,000	574,025
Crown Castle International Corp.
2.250%, due 09/01/21	50,000	49,520
3.400%, due 02/15/21	355,000	364,856
3.700%, due 06/15/26	20,000	20,057
4.750%, due 05/15/47	125,000	129,813
Deutsche Telekom International Finance BV
1.950%, due 09/19/21[2]	330,000	322,207
Juniper Networks, Inc.
4.350%, due 06/15/25	25,000	26,213
Motorola Solutions, Inc.
3.500%, due 09/01/21	70,000	71,678
4.000%, due 09/01/24	46,000	46,724
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360%, due 09/20/21[2]	950,000	963,775

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount ($)	Value ($)
Corporate notes—(concluded)
Wireless telecommunications—(concluded)
Telecom Italia SpA
5.303%, due 05/30/24[2]	320,000	344,800
		4,766,003
Total corporate notes (cost—$110,274,031)		111,639,563

Non-US government obligations—0.84%
Colombia Government International Bond
3.875%, due 04/25/27	1,250,000	1,258,125
Mexico Government International Bond
4.125%, due 01/21/26	523,000	544,966
4.150%, due 03/28/27	401,000	416,839
Panama Government International Bond
3.750%, due 03/16/25	250,000	261,000
Saudi Government International Bond
3.625%, due 03/04/28[2]	255,000	253,088
South Africa Government International Bond
5.375%, due 07/24/44	200,000	188,000
Uruguay Government International Bond
4.375%, due 10/27/27	250,000	270,000
4.500%, due 08/14/24[7]	85,000	93,075
Total non-US government obligations (cost—$3,260,207)		3,285,093

Repurchase agreement—3.67%
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $14,474,347 US Treasury Notes, 1.500% to 2.125% due 08/31/21 to 01/31/22; (value—$14,584,050); proceeds: $14,298,020 (cost—$14,298,000)	14,298,000	14,298,000

	Number of Contracts	Notional Amount
Foreign exchange options purchased—0.03%
Call options—0.01%
EUR Call/GBP Put, strike @ 0.93, expiring 11/29/17 (Counterparty: JPMCB)	1,670,000	EUR	1,670,000	140
EUR Call/CAD Put, strike @ 1.55, expiring 11/29/17 (Counterparty: GS)	840,000	EUR	840,000	625
EUR Call/JPY Put, strike @ 132.00, expiring 11/14/17 (Counterparty: JPMCB)	1,675,000	EUR	1,675,000	14,358

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of	Notional
	Contracts	Amount		Value ($)
Foreign exchange options purchased—(continued)
Call options—(concluded)
CAD Call/JPY Put, strike @ 92.50, expiring 11/29/17 (Counterparty: GS)	2,475,000	CAD	2,475,000	142
GBP Call/AUD Put, strike @ 1.72, expiring 11/15/17 (Counterparty: BOA)	1,470,000	GBP	1,470,000	24,629
EUR Call/JPY Put, strike @ 135.50, expiring 12/13/17 (Counterparty: BOA)	1,660,000	EUR	1,660,000	4,442
USD Call/CHF Put, strike @ 1.02, expiring 12/13/17 (Counterparty: BOA)	1,960,000	USD	1,960,000	3,160
NOK Call/SEK Put, strike @ 1.04, expiring 12/13/17 (Counterparty: CSI)	15,610,000	NOK	15,610,000	5,070
				52,566
Put options—0.02%
GBP Put/NOK Call, strike @ 9.80, expiring 11/29/17 (Counterparty: GS)	1,540,000	GBP	1,540,000	2
NZD Put/USD Call, strike @ 0.69, expiring 11/29/17 (Counterparty: CSI)	2,730,000	NZD	2,730,000	28,710
EUR Put/NOK Call, strike @ 9.15, expiring 11/14/17 (Counterparty: GS)	1,650,000	EUR	1,650,000	4
GBP Put/AUD Call, strike @ 1.66, expiring 11/15/17 (Counterparty: BOA)	1,470,000	GBP	1,470,000	101
USD Put/CAD Call, strike @ 1.22, expiring 11/17/17 (Counterparty: GS)	1,960,000	USD	1,960,000	2
USD Put/CAD Call, strike @ 1.25, expiring 11/17/17 (Counterparty: GS)	1,960,000	USD	1,960,000	192
USD Put/JPY Call, strike @ 107.00, expiring 12/13/17 (Counterparty: JPMCB)	1,980,000	USD	1,980,000	1,251
NZD Put/CAD Call, strike @ 0.85, expiring 12/13/17 (Counterparty: BOA)	2,735,000	NZD	2,735,000	3,120
AUD Put/NZD Call, strike @ 1.09, expiring 12/13/17 (Counterparty: JPMCB)	1,865,000	AUD	1,865,000	2,919
NZD Put/USD Call, strike @ 0.67, expiring 12/13/17 (Counterparty: CSI)	2,730,000	NZD	2,730,000	10,473
EUR Put/SEK Call, strike @ 9.60, expiring 11/29/17 (Counterparty: JPMCB)	1,655,000	EUR	1,655,000	2,148

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of	Notional
	Contracts	Amount		Value ($)
Foreign exchange options purchased—(concluded)
Put options—(concluded)
AUD Put/USD Call, strike @ 0.75, expiring 12/13/17 (Counterparty: CSI)	2,535,000	AUD	2,535,000	5,723
				54,645
Total foreign exchange options purchased (cost—$173,196)				107,211

Swaptions purchased[11]—0.11%
Put swaptions—0.11%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.900%, expires 11/19/21 (Counterparty: GS; pay floating rate); underlying swap terminates 12/01/26	6,570,000	USD	6,570,000	133,491
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 08/17/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/19/32	6,350,000	USD	6,350,000	278,427
Total swaptions purchased (cost—$485,261)				411,918

	Number of Shares
Investment of cash collateral from securities loaned—0.54%
Money market fund—0.54%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$2,118,348)	2,118,348	2,118,348
Total investments before investments sold short (cost—$521,253,279) [12]—134.13%		522,303,481

	Face Amount ($)
Investments sold short—(36.78)%
Federal home loan mortgage corporation certificates—(10.10)%
FHLMC TBA
3.000%	(37,066,000)	(37,099,653)
4.000%	(1,472,000)	(1,545,034)
5.000%	(628,000)	(678,974)
Total federal home loan mortgage corporation certificates (proceeds—$39,536,346)		(39,323,661)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Investments sold short—(concluded)
Federal national mortgage association certificates—(26.68)%
FNMA TBA
2.500%	(6,754,000)	(6,783,937)
3.000%	(25,470,820)	(25,642,808)
3.500%	(38,484,478)	(39,607,075)
4.000%	(26,496,000)	(27,803,828)
4.500%	(3,800,000)	(4,060,718)
Total federal national mortgage association certificates (proceeds—$104,250,125)		(103,898,366)
Total investments sold short (proceeds—$143,786,471)		(143,222,027)
Other assets in excess of liabilities—2.65%		10,321,186
Net assets—100.00%		$389,402,640

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Foreign exchange options written

Notional								Unrealized
amount		Number of			Expiration	Premiums	Current	appreciation
(000)		contracts	Call options	Counterparty	date	received($)	value($)	(depreciation)($)
EUR	1,670	1,670,000	EUR Call/GBP Put, strike @ GBP 0.95	JPMCB	11/29/17	9,168	(12)	9,156
EUR	2,510	2,510,000	EUR Call/JPY Put, strike @ JPY 135.00	JPMCB	11/14/17	11,536	(1,289)	10,247
EUR	1,665	1,665,000	EUR Call/NZD Put, strike @ NZD 1.71	GSI	11/14/17	5,240	(9,905)	(4,665)
AUD	1,865	1,865,000	AUD Call/NZD Put, strike @ NZD 1.15	JPMCB	12/13/17	12,921	(3,080)	9,841
EUR	3,325	3,325,000	EUR Call/JPY Put, strike @ JPY 137.50	BOA	12/13/17	10,566	(2,785)	7,781
						49,431	(17,071)	32,360

			Put options
AUD	2,505	2,505,000	AUD Put/JPY Call, strike @ JPY 86.00	BOA	11/17/17	5,484	(6,536)	(1,052)
USD	3,920	3,920,000	USD Put/CAD Call, strike @ CAD 1.23	GSI	11/17/17	9,593	(50)	9,543
NZD	2,730	2,730,000	NZD Put/USD Call, strike @ USD 0.69	CSI	11/29/17	8,334	(28,710)	(20,376)
						23,411	(35,296)	(11,885)
						72,842	(52,367)	20,475

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Swaptions written11

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
USD	10,690	10,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.00%, terminating 06/06/20	GS	Receive	06/04/18	49,475	(138)	49,337
USD	7,000	7,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.32%, terminating 02/27/20	GS	Receive	02/27/18	63,876	(100)	63,776
EUR	2,080	2,080,000	6 Month EURIBOR Interest Rate Swap strike @ 0.10%, terminating 03/15/23	GS	Receive	03/15/18	4,633	(1,368)	3,265
							117,984	(1,606)	116,378

			Put swaptions
USD	10,690	10,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.00%, terminating 06/06/20	GS	Pay	06/04/18	50,769	(31,849)	18,920
USD	7,000	7,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.30%, terminating 02/27/20	GS	Pay	02/27/18	29,197	(1,332)	27,865
USD	8,860	8,860,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.65%, terminating 08/21/28	BOA	Pay	08/17/18	107,056	(124,744)	(17,688)
EUR	5,285	5,285,000	6 Month EURIBOR Interest Rate Swap strike @ 0.40%, terminating 07/10/21	JPMCB	Pay	07/08/19	20,464	(14,804)	5,660
							207,486	(172,729)	34,757
							325,470	(174,335)	151,135

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
8	USD	US Treasury Long Bond Futures	December 2017	1,205,169	1,219,750	14,581
111	USD	US Treasury Note 2 Year Futures	December 2017	23,984,920	23,904,891	(80,029)
201	USD	US Treasury Note 10 Year Futures	December 2017	25,421,500	25,112,437	(309,063)
1	USD	US Ultra Treasury Note 10 Year Futures	December 2017	136,126	133,922	(2,204)
				50,747,715	50,371,000	(376,715)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
US Treasury futures sell contracts:
20	USD	Ultra Long US Treasury Bond Futures	December 2017	(3,302,663)	(3,295,625)	7,038
8	USD	US Treasury Note 5 Year Futures	December 2017	(946,986)	(937,500)	9,486
Interest rate futures sell contracts:
6	EUR	German Euro Bund Futures	December 2017	(1,136,423)	(1,137,476)	(1,053)
7	EUR	Mid-Term Euro-OAT Futures	December 2017	(1,273,068)	(1,283,920)	(10,852)
				(6,659,140)	(6,654,521)	4,619
						(372,096)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	EUR	210,000	GBP	186,905	12/01/17	3,449
BB	EUR	2,490,000	USD	2,978,151	11/28/17	73,773
BB	GBP	184,595	EUR	210,000	12/01/17	(379)
BB	GBP	190,000	NOK	1,949,218	12/01/17	(13,751)
BB	JPY	26,802,432	EUR	200,000	12/12/17	(2,664)
BB	SEK	1,966,712	GBP	185,000	12/12/17	10,524
BB	USD	1,965,530	EUR	1,650,000	11/28/17	(40,943)
BB	EUR	415,000	JPY	55,643,125	11/16/17	5,881
BB	EUR	415,000	NZD	702,072	11/16/17	(3,463)
BB	GBP	185,000	AUD	321,127	11/16/17	(62)
BB	JPY	54,851,981	EUR	415,000	11/16/17	1,081
BNP	AUD	311,227	GBP	185,000	11/16/17	7,638
BNP	EUR	210,000	JPY	28,089,726	12/12/17	2,332
BNP	EUR	410,000	NOK	3,855,930	12/12/17	(6,101)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	GBP	185,000	AUD	312,482	11/16/17	(6,677)
BNP	SEK	2,036,106	AUD	320,000	12/12/17	1,033
BNP	SEK	2,044,064	NOK	2,000,000	12/12/17	362
BNP	AUD	320,000	SEK	2,002,046	12/12/17	(5,111)
BNP	GBP	40,000	NOK	418,782	12/01/17	(1,863)
BNP	JPY	29,238,220	EUR	220,000	12/12/17	(777)
BNP	NOK	1,989,443	GBP	190,000	12/12/17	8,843
BNP	NOK	1,908,672	NZD	340,000	12/12/17	(1,410)
BNP	NZD	680,000	NOK	3,816,445	12/12/17	2,710
BOA	CAD	305,380	NZD	340,000	12/15/17	(4,328)
BOA	NZD	340,000	CAD	298,010	12/15/17	(1,387)
BOA	USD	250,000	CHF	243,075	12/12/17	(5,700)
CITI	AUD	633,112	GBP	370,000	11/16/17	7,120
CITI	AUD	320,000	NZD	356,936	12/12/17	(739)
CITI	GBP	740,000	AUD	1,268,132	11/16/17	(12,780)
CITI	NZD	1,428,540	EUR	830,000	11/16/17	(9,763)
CITI	USD	979,184	EUR	825,000	01/16/18	(13,896)
CITI	CAD	303,115	AUD	310,000	12/12/17	2,118
CITI	EUR	825,000	USD	984,570	01/16/18	19,282
CITI	GBP	176,602	EUR	200,000	12/12/17	(1,348)
CITI	JPY	26,474,894	EUR	200,000	12/12/17	222
CITI	USD	952,515	EUR	805,000	11/28/17	(13,550)
CSI	GBP	370,000	AUD	629,297	11/16/17	(10,039)
CSI	GBP	150,000	NOK	1,594,162	12/01/17	(4,080)
CSI	GBP	190,000	SEK	1,987,121	12/12/17	(14,729)
CSI	NOK	3,881,209	NZD	680,000	12/12/17	(10,647)
CSI	NZD	340,000	NOK	1,908,651	12/12/17	1,408
JPMCB	NOK	3,839,642	GBP	380,000	12/01/17	34,704
NAB	USD	243,162	NZD	355,000	12/15/17	(422)
NAB	AUD	625,000	CAD	610,730	12/12/17	(4,573)
NAB	GBP	190,000	NOK	1,943,759	12/12/17	(14,441)
RBC	AUD	309,860	GBP	185,000	11/16/17	8,684
RBC	GBP	295,000	AUD	507,037	11/16/17	(3,949)
RBC	GBP	185,108	EUR	210,000	12/01/17	(1,060)
TD	EUR	435,000	SEK	4,150,943	12/12/17	(10,834)
WBC	CHF	464,855	USD	495,000	12/12/17	27,804
						(2,498)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[13]	Payments received by the Portfolio(%)[13]	Value($)	Unrealized appreciation (depreciation)($)
USD	1,970	11/16/20	Quarterly	1.946	3 Month USD LIBOR	5,441	5,416
EUR	870	11/16/22	Semi-Annual	0.369	6 Month EURIBOR	(8,485)	(8,499)
USD	1,880	01/11/20	Quarterly	1.919	3 Month USD LIBOR	(1,115)	(1,137)
USD	2,660	12/06/26	Quarterly	3 Month USD LIBOR	2.720	12,649	12,607
EUR	270	06/12/22	Semi-Annual	6 Month EURIBOR	0.146	280	275
USD	4,700	05/15/27	Quarterly	2.229	3 Month USD LIBOR	57,941	57,846
USD	31,115	01/31/18	Annual	1.241	12 Month Federal Funds Rate	2,201	1,934
USD	3,600	02/28/22	Annual	1.545	12 Month Federal Funds Rate	41,281	41,218
USD	6,800	09/30/19	Quarterly	3 Month USD LIBOR	1.639	(24,187)	(24,291)
USD	4,600	09/30/19	Quarterly	3 Month USD LIBOR	1.680	(13,123)	(13,196)
USD	8,700	09/30/19	Quarterly	3 Month USD LIBOR	1.793	(8,199)	(8,339)
						64,684	63,834

Centrally cleared credit default swap agreements on credit indices—buy protection14

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[13]	Upfront payments received (made)($)	Value($)	Unrealized depreciation($)
CDX North America High Yield 29 Index	USD	2,170	12/20/22	Quarterly	5.000	171,238	(194,815)	(23,577)

Credit default swap agreements on corporate issues—sell protection15

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[13]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BOA	General Electric Co., bond, 2.70%, due 10/09/22	USD	50	12/20/22	Quarterly	1.000	1,386	1,378	(8)
BOA	Honeywell International, Inc., bond, 5.70%, due 03/15/36	USD	40	12/20/22	Quarterly	1.000	1,410	1,421	11
JPMCB	Berkshire Hathaway, Inc., bond, 2.75%, due 03/15/23	USD	130	12/20/22	Quarterly	1.000	3,087	3,044	(43)
JPMCB	Bristol-Myers Squibb Co., bond, 6.80%, due 11/15/26	USD	25	12/20/22	Quarterly	1.000	969	957	(12)
JPMCB	Johnson & Johnson, bond, 1.65%, due 03/01/21	USD	65	12/20/22	Quarterly	1.000	2,719	2,737	18
JPMCB	Pfizer, Inc., bond, 2.20%, due 12/15/21	USD	90	12/20/22	Quarterly	1.000	3,536	3,457	(79)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Credit default swap agreements on corporate issues—sell protection15—(concluded)

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[13]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
JPMCB	The Procter & Gamble Co., bond, 1.60%, due 11/15/18	USD	90	12/20/22	Quarterly	1.000	3,536	3,542	6
JPMCB	The Sherwin-Williams Co., bond, 7.38%, due 02/01/27	USD	40	12/20/22	Quarterly	1.000	812	822	10
JPMCB	Viacom, Inc., bond, 6.88% 04/30/36	USD	1,120	12/20/22	Quarterly	1.000	(36,186)	(30,414)	5,772
							(18,731)	(13,056)	5,675

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	103,827,211	—	103,827,211
Federal home loan bank certificate	—	749,796	—	749,796
Federal home loan mortgage corporation certificates	—	62,144,739	—	62,144,739
Federal national mortgage association certificates	—	136,398,638	—	136,398,638
Government national mortgage association certificates	—	29,980,450	—	29,980,450
Collateralized mortgage obligations	—	32,042,170	—	32,042,170
Asset-backed securities	—	25,300,344	—	25,300,344
Corporate notes	—	111,639,563	—	111,639,563
Non-US government obligations	—	3,285,093	—	3,285,093
Repurchase agreement	—	14,298,000	—	14,298,000
Foreign exchange options purchased	—	107,211	—	107,211
Swaptions purchased	—	411,918	—	411,918
Investment of cash collateral from securities loaned	—	2,118,348	—	2,118,348
Futures contracts	31,105	—	—	31,105
Forward foreign currency contracts	—	218,968	—	218,968
Swap agreements	—	137,151	—	137,151
Total	31,105	522,659,600	—	522,690,705

Liabilities
Investments sold short	—	(143,222,027)	—	(143,222,027)
Foreign exchange options written	—	(52,367)	—	(52,367)
Swaptions written	—	(174,335)	—	(174,335)
Futures contracts	(403,201)	—	—	(403,201)
Forward foreign currency contracts	—	(221,466)	—	(221,466)
Swap agreements	—	(280,338)	—	(280,338)
Total	(403,201)	(143,950,533)	—	(144,353,734)

At October 31, 2017, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs for the period ended October 31, 2017:

	Collateralized mortgage obligations	Total
Beginning balance	$355,249	$355,249
Purchases	—	—
Sales	—	—
Accrued discounts/(premiums)	(30)	(30)
Total realized gain/(loss)	—	—
Net change in unrealized appreciation/depreciation	(1,477)	(1,477)
Transfers into Level 3	—	—
Transfers out of Level 3	(353,742)	(353,742)
Ending balance	$—	$—

Transfers out of Level 3 represent the value at the end of the period. At October 31, 2017, securities were transferred from Level 3 to Level 2 as the valuation is based primarily on observable inputs from an established pricing source.

Portfolio footnotes

1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
4

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
6	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
7	Security, or portion thereof, was on loan at the period end.
8

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

9	Perpetual investment. Date shown reflects the next call date.
10	Rate shown reflects annualized yield at the period end on zero coupon bond.
11	Illiquid investment at the period end.
12	Includes $2,074,634 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $2,118,348.
13	Payments made or received are based on the notional amount.
14

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

15

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
US government obligations—26.29%
US Treasury Bonds
2.250%, due 08/15/46	3,400,000	2,978,719
2.500%, due 02/15/45	53,400,000	49,639,055
2.500%, due 02/15/46	1,300,000	1,204,277
2.750%, due 11/15/42	3,200,000	3,148,875
2.750%, due 08/15/47	500,000	487,051
2.875%, due 05/15/43	3,500,000	3,516,406
2.875%, due 08/15/45	10,400,000	10,406,500
3.000%, due 11/15/44	7,200,000	7,392,094
3.000%, due 05/15/45	200,000	205,133
3.000%, due 05/15/47	1,500,000	1,536,269
3.125%, due 08/15/44	2,100,000	2,207,133
3.625%, due 02/15/44	1,400,000	1,602,727
3.875%, due 08/15/40	2,200,000	2,607,430
US Treasury Inflation Index Bonds (TIPS)
0.625%, due 02/15/43	779,479	729,353
2.500%, due 01/15/29	6,191,728	7,460,029
3.875%, due 04/15/29	3,681,083	4,992,559
US Treasury Inflation Index Note (TIPS)
0.375%, due 07/15/27	662	655
US Treasury Notes
0.875%, due 05/15/19	1,000,000	989,687
1.375%, due 11/30/18	3,325,000	3,320,584
1.375%, due 04/30/20	1,580,000	1,567,903
1.500%, due 02/28/23	280,000	271,983
1.625%, due 02/15/26	2,270,000	2,150,736
1.875%, due 08/31/22	9,600,000	9,537,375
2.000%, due 02/28/21[2]	16,900,000	17,006,945
2.000%, due 10/31/22	1,000,000	999,219
2.125%, due 09/30/21	27,500,000	27,738,477
2.125%, due 12/31/21	5,855,000	5,901,428
2.125%, due 09/30/24	15,700,000	15,597,582
2.250%, due 04/30/21[2]	11,200,000	11,357,500
2.250%, due 08/15/27	12,000,000	11,866,875
2.375%, due 05/15/27	8,000,000	8,002,500
2.750%, due 02/15/24	1,510,000	1,561,021
Total US government obligations (cost—$222,266,216)		217,984,080

Government national mortgage association certificates—0.00%†
GNMA II ARM
1 year CMT + 1.500%,
2.125%, due 07/20/25[3]	3,117	3,193

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Government national mortgage association certificates—(concluded)
1 year CMT + 1.500%,
2.250%, due 11/20/23[3]	2,309	2,366
1 year CMT + 1.500%,
2.375%, due 01/20/26[3]	5,524	5,693
1 year CMT + 1.500%,
2.625%, due 05/20/26[3]	10,340	10,667
Total government national mortgage association certificates (cost—$21,506)		21,919

Federal home loan mortgage corporation certificates—0.35%
FHLMC
7.645%, due 05/01/25	896,001	1,038,519
FHLMC ARM
12 mo. LIBOR US + 1.815%,
3.457%, due 03/01/36[3]	15,600	15,868
FHLMC TBA
4.000%	1,800,000	1,888,946
Total federal home loan mortgage corporation certificates (cost—$2,805,814)		2,943,333

Federal housing administration certificates—0.00%†
FHA GMAC
7.430%, due 06/01/21[4,5]	5,516	5,536
FHA Reilly
7.430%, due 10/01/20[4,5]	1,741	1,747
Total federal housing administration certificates (cost—$7,459)		7,283

Federal national mortgage association certificates—14.27%
FNMA
3.500%, due 11/01/21	1,073,235	1,119,409
4.500%, due 04/01/29	204,668	219,268
5.407%, due 11/01/34	7,270,860	7,464,486
FNMA ARM
12 mo. MTA + 1.400%,
2.289%, due 08/01/40[3]	41,843	41,667
1 year CMT + 2.099%,
2.889%, due 05/01/30[3]	34,065	35,336
6 mo. LIBOR US + 1.538%,
2.913%, due 01/01/36[3]	26,536	27,810
1 year CMT + 2.221%,
3.046%, due 04/01/27[3]	10,290	10,776
1 year CMT + 2.247%,
3.118%, due 05/01/27[3]	6,845	6,967
1 year CMT + 2.551%,
3.202%, due 01/01/36[3]	32,202	34,232

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]		Value ($)
Federal national mortgage association certificates—(concluded)
12 mo. LIBOR US + 1.650%,
3.302%, due 12/01/35[3]	66,659		70,034
12 mo. LIBOR US + 1.780%,
3.405%, due 11/01/35[3]	43,534		45,775
1 year CMT + 2.268%,
3.455%, due 10/01/35[3]	9,296		9,794
12 mo. LIBOR US + 1.831%,
3.456%, due 03/01/36[3]	60,925		63,575
12 mo. LIBOR US + 1.814%,
3.458%, due 03/01/36[3]	24,269		25,771
12 mo. LIBOR US + 1.902%,
3.505%, due 03/01/36[3]	53,669		56,199
12 mo. LIBOR US + 1.912%,
3.537%, due 02/01/36[3]	50,442		53,210
12 mo. LIBOR US + 1.912%,
3.662%, due 03/01/36[3]	24,265		25,473
12 mo. LIBOR US + 1.942%,
3.692%, due 09/01/35[3]	36,317		38,131
12 mo. LIBOR US + 2.015%,
3.765%, due 06/01/36[3]	8,594		8,598
FNMA ARM COFI
3.250%, due 11/01/26[4,5,6,7]	15,891		14,335
FNMA TBA
3.000%	28,495,000		28,489,132
3.500%	45,000,000		46,181,309
4.000%	31,670,000		33,186,936
4.500%	1,000,000		1,067,637
Total federal national mortgage association certificates (cost—$118,049,698)			118,295,860

Collateralized mortgage obligations—13.29%
Alba PLC, Series 2007-1, Class A3
3 mo. LIBOR GBP + 0.170%,
0.503%, due 03/17/39[3,8]	GBP	537,586	687,184
ARM Trust, Series 2005-5, Class 2A1
3.585%, due 09/25/35[7]	160,607		148,831
Banc of America Funding Corp., Series 2005-D, Class A1
3.349%, due 05/25/35[7]	802,577		836,346
Banc of America Merrill Lynch Large Loan, Series 2012-PARK, Class A
2.959%, due 12/10/30[9]	1,000,000		1,018,645
Bank of America Mortgage Securities, Inc.,
Series 2002-G, Class 1A3
4.161%, due 07/20/32[7]	651		660
Series 2004-H, Class 2A2
3.595%, due 09/25/34[7]	826,052		814,992

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
BBCCRE Trust, Series 2015-GTP, Class A
3.966%, due 08/10/33[9]	3,600,000	3,669,920
BBCMS Trust, Series 2015-RRI, Class A
1 mo. LIBOR + 1.250%,
2.489%, due 05/15/32[3,9]	3,538,476	3,542,907
BCAP LLC 2011-RR10 Trust, Class 3A5
3.290%, due 06/26/35[7,9]	470,600	464,168
BCAP LLC Trust, Series 2014-RR5, Class 1A3
1 mo. USD LIBOR + 0.225%,
1.449%, due 01/26/36[3,9]	1,519,025	1,480,009
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A
3.255%, due 10/25/33[7]	15,147	15,061
Series 2004-9, Class 2A1
3.479%, due 09/25/34[7]	455,840	429,511
Series 2005-7, Class 22A1
3.501%, due 09/25/35[7]	676,596	599,357
Series 2006-1, Class 21A2
3.308%, due 02/25/36[7]	773,896	686,226
Bear Stearns ARM Trust,
Series 2003-1, Class 6A1
3.093%, due 04/25/33[7]	30,575	30,754
Series 2003-5, Class 2A1
3.363%, due 08/25/33[7]	159,027	158,781
Series 2004-3, Class 1A2
3.735%, due 07/25/34[7]	131,342	127,455
Series 2004-6, Class 2A1
3.600%, due 09/25/34[7]	712,235	713,039
Series 2004-7, Class 1A1
3.750%, due 10/25/34[7]	268,461	255,408
Series 2005-2, Class A1
1 year CMT + 2.450%,
3.260%, due 03/25/35[3]	466,380	470,952
Series 2005-5, Class A2
1 year CMT + 2.150%,
2.820%, due 08/25/35[3]	1,584,289	1,577,755
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10
5.500%, due 11/25/35	2,410,662	2,301,027
Series 2007-S6, Class 2A1
5.500%, due 12/25/22	809,387	681,720
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO
1.418%, due 02/10/48[7]	3,603,344	279,667
Series 2015-GC29, Class XA, IO
1.156%, due 04/10/48[7]	3,296,414	195,925

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A
1 year CMT + 2.400%,
3.430%, due 05/25/35[3]	272,719	273,525
Series 2005-4, Class A
3.547%, due 08/25/35[7]	672,615	666,554
Series 2005-6, Class A2
1 year CMT + 2.150%,
3.180%, due 09/25/35[3]	53,186	53,655
Series 2005-6, Class A3
1 year CMT + 1.800%,
2.830%, due 09/25/35[3]	10,183	9,907
COMM Mortgage Trust,
Series 2014-LC15, Class XA, IO
1.330%, due 04/10/47[7]	12,394,876	637,379
Series 2014-UBS3, Class XA, IO
1.308%, due 06/10/47[7]	3,554,691	195,734
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	44,917	45,948
Series 2005-62, Class 2A1
12 mo. MTA + 1.000%,
1.944%, due 12/25/35[3]	222,015	206,429
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	596,933	518,330
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-R4, Class 2A
5.114%, due 01/25/34[7,9]	713,433	701,396
Series 2004-12, Class 11A1
3.461%, due 08/25/34[7]	207,653	195,917
Series 2004-12, Class 11A2
3.461%, due 08/25/34[7]	132,866	126,344
Series 2004-12, Class 12A1
3.500%, due 08/25/34[7]	37,369	36,510
Series 2005-HYB9, Class 5A1
12 mo. LIBOR US + 1.750%,
3.537%, due 02/20/36[3]	210,333	191,443
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A
1 mo. USD LIBOR + 0.260%,
1.498%, due 08/19/45[3]	306,919	288,519
FHLMC REMIC,
Series 0023, Class KZ
6.500%, due 11/25/23	39,736	43,011
Series 1278, Class K
7.000%, due 05/15/22	11,156	11,749
Series 1367, Class KA
6.500%, due 09/15/22	422	455
Series 1502, Class PX
7.000%, due 04/15/23	136,398	148,045

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 1503, Class PZ
7.000%, due 05/15/23	40,244	43,663
Series 1534, Class Z
5.000%, due 06/15/23	40,719	42,389
Series 1548, Class Z
7.000%, due 07/15/23	28,894	31,259
Series 1562, Class Z
7.000%, due 07/15/23	45,865	49,736
Series 1694, Class Z
6.500%, due 03/15/24	24,973	27,244
Series 2017-DNA2, Class M2
1 mo. USD LIBOR + 3.450%,
4.688%, due 10/25/29[3]	670,000	711,993
Series 2017-HQA2, Class M2
1 mo. USD LIBOR + 2.650%,
3.888%, due 12/25/29[3]	530,000	535,697
Series 2061, Class Z
6.500%, due 06/15/28	82,775	92,263
Series 2400, Class FQ
1 mo. LIBOR + 0.500%,
1.739%, due 01/15/32[3]	58,254	58,474
Series 2764, Class LZ
4.500%, due 03/15/34	755,159	806,358
Series 2764, Class ZG
5.500%, due 03/15/34	1,872,232	2,084,038
Series 2835, Class JZ
5.000%, due 08/15/34	420,036	457,343
Series 2921, Class PG
5.000%, due 01/15/35	2,916,240	3,176,371
Series 2983, Class TZ
6.000%, due 05/15/35	1,439,566	1,632,842
Series 3149, Class CZ
6.000%, due 05/15/36	1,976,343	2,242,099
Series T-054, Class 2A
6.500%, due 02/25/43	522,039	610,969
Series T-058, Class 2A
6.500%, due 09/25/43	1,844,843	2,123,236
Series T-075, Class A1
1 mo. LIBOR + 0.040%,
1.278%, due 12/25/36[3]	387,555	385,714
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
3.286%, due 08/25/35[7]	28,715	24,849
FNMA Connecticut Avenue Securities,
Series 2017-C03, Class 1M2
1 mo. USD LIBOR + 3.000%,
4.238%, due 10/25/29[3]	680,000	703,509

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2017-C03, Class 2M2
1 mo. USD LIBOR + 2.800%,
4.038%, due 02/25/30[3]	410,000	417,940
Series 2017-C04, Class 2M2
1 mo. USD LIBOR + 2.850%,
4.088%, due 11/25/29[3]	1,300,000	1,328,445
Series 2017-C05, Class 1M2
1 mo. USD LIBOR + 2.200%,
3.438%, due 01/25/30[3]	515,000	511,071
Series 2017-C06, Class 1M2
1 mo. USD LIBOR + 2.650%,
3.888%, due 02/25/30[3]	320,000	324,700
FNMA REMIC,
Series 1991-065, Class Z
6.500%, due 06/25/21	757	795
Series 1992-129, Class L
6.000%, due 07/25/22	1,940	2,042
Series 1993-060, Class Z
7.000%, due 05/25/23	35,260	38,325
Series 1993-070, Class Z
6.900%, due 05/25/23	5,515	5,981
Series 1993-096, Class PZ
7.000%, due 06/25/23	27,437	29,734
Series 1993-160, Class ZB
6.500%, due 09/25/23	12,528	13,289
Series 1993-163, Class ZB
7.000%, due 09/25/23	2,951	3,198
Series 1998-066, Class FG
1 mo. LIBOR + 0.300%,
1.538%, due 12/25/28[3]	18,257	18,350
Series 1999-W4, Class A9
6.250%, due 02/25/29	224,429	242,287
Series 2000-034, Class F
1 mo. LIBOR + 0.450%,
1.688%, due 10/25/30[3]	4,088	4,102
Series 2002-080, Class A1
6.500%, due 11/25/42	757,700	851,307
Series 2003-064, Class AH
6.000%, due 07/25/33	1,917,152	2,139,477
Series 2003-W8, Class 2A
7.000%, due 10/25/42	39,780	46,243
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	574,812	647,137
Series 2004-W8, Class 2A
6.500%, due 06/25/44	631,722	720,362
Series 2005-024, Class ZE
5.000%, due 04/25/35	862,153	945,812

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2005-120, Class ZU
5.500%, due 01/25/36	2,188,414	2,446,878
Series 2006-065, Class GD
6.000%, due 07/25/26	836,180	932,102
Series 2017-C02, Class 2M2
1 mo. USD LIBOR + 3.650%,
4.888%, due 09/25/29[3]	1,508,000	1,605,946
Trust 1993-037, Class PX
7.000%, due 03/25/23	6,068	6,548
Trust G92-040, Class ZC
7.000%, due 07/25/22	3,902	4,163
GNMA REMIC,
Trust Series 2000-009, Class FG
1 mo. LIBOR + 0.600%,
1.839%, due 02/16/30[3]	40,050	40,367
Trust Series 2002-031, Class FW
1 mo. LIBOR + 0.400%,
1.639%, due 06/16/31[3]	44,150	44,365
Trust Series 2003-98, Class Z
6.000%, due 11/20/33	5,476,960	6,229,551
Trust Series 2005-26, Class ZA
5.500%, due 01/20/35	9,574,641	10,736,301
Trust Series 2015-H20, Class FB
1 mo. USD LIBOR + 0.600%,
1.831%, due 08/20/65[3]	1,562,012	1,558,362
Trust Series 2016-154, Class WF
1 mo. LIBOR + 0.400%,
1.635%, due 11/20/45[3]	1,141,271	1,140,075
Trust Series 2016-H11, Class F
1 mo. USD LIBOR + 0.800%,
2.031%, due 05/20/66[3]	1,154,396	1,162,815
Trust Series 2016-H15, Class FA
1 mo. USD LIBOR + 0.800%,
2.031%, due 07/20/66[3]	2,157,260	2,172,807
Trust Series 2016-H19, Class FE
1 mo. USD LIBOR + 0.370%,
1.601%, due 06/20/61[3]	980,272	980,508
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1
1 mo. USD LIBOR + 0.240%,
1.478%, due 08/25/45[3]	1,489,121	1,391,079
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
3.282%, due 09/25/35[7]	487,324	496,714
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A
1 mo. USD LIBOR + 0.700%,
1.938%, due 01/19/35[3]	59,427	50,081
Series 2005-4, Class 3A1
3.562%, due 07/19/35[7]	295,536	260,905

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
Housing Security, Inc., Series 1992-8, Class B
1.519%, due 06/25/24[7]	6,124		6,137
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 12A3
1 mo. USD LIBOR + 0.190%,
1.428%, due 06/25/37[3]	212,710		212,523
JPMorgan Mortgage Trust, 2005-A8, Series Class 1A1
3.443%, due 11/25/35[7]	1,035,631		995,006
JPMorgan Mortgage Trust, 2006-A4, Series 2006-A4, Class 2A2
3.377%, due 06/25/36[7]	464,751		420,918
Ludgate Funding PLC,
Series 2007-1, Class A2A
3 mo. LIBOR GBP + 0.160%,
0.496%, due 01/01/61[3,8]	GBP	1,927,879	2,426,478
Series 2008-W1X, Class A1
3 mo. LIBOR GBP + 0.600%,
0.936%, due 01/01/61[3,8]	GBP	839,870	1,092,527
Mansard Mortgages Parent Ltd, Series 2007-1X, Class A2
3 mo. LIBOR GBP + 0.180%,
0.560%, due 04/15/47[3,8]	GBP	1,236,942	1,588,020
Morgan Stanley Capital I Trust, Series 2014-CPT, Class B
3.446%, due 07/13/29[7,9]	1,800,000		1,840,180
NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class A1
6.500%, due 02/25/35[9]	849,760		866,475
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
1 mo. USD LIBOR + 0.200%,
1.437%, due 12/26/35[3,9]	2,127,788		2,092,753
Reperforming Loan REMIC Trust, Series 2006-R1, Class AF1
1 mo. USD LIBOR + 0.340%,
1.578%, due 01/25/36[3,9]	1,123,989		1,062,013
Residential Accredit Loans, Inc., Series 2006-Q03, Class A1
1 mo. USD LIBOR + 0.210%,
1.448%, due 04/25/46[3]	1,188,958		612,140
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
1 mo. USD LIBOR + 0.450%,
1.688%, due 12/25/36[3]	1,058,682		367,871
Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23
5.500%, due 12/25/34	632,213		638,370
Sequoia Mortgage Trust, Series 2007-3, Class 1A1
1 mo. USD LIBOR + 0.200%,
1.439%, due 07/20/36[3]	223,895		212,994
Structured ARM Loan Trust, Series 2004-8, Class 3A
3.432%, due 07/25/34[7,9]	457,775		456,599
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
1 mo. USD LIBOR + 0.660%,
1.898%, due 09/19/32[3]	115,652		112,842

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
Series 2006-AR3, Class 11A1
1 mo. USD LIBOR + 0.210%,
1.448%, due 04/25/36[3]	2,001,204		1,833,560
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1
3.161%, due 09/25/37[7,9]	1,287,451		1,281,465
United States Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	30,864		31,604
Series 2002-20K, Class 1
5.080%, due 11/01/22	273,866		285,889
Series 2005-20H, Class 1
5.110%, due 08/01/25	285,768		301,426
Series 2007-20D, Class 1
5.320%, due 04/01/27	1,104,559		1,178,018
Uropa Securities PLC, Series 2007-1, Class A3A
3 mo. LIBOR GBP + 0.200%,
0.563%, due 10/10/40[3,8]	GBP	3,100,000	3,945,942
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
12 mo. MTA + 1.400%,
2.344%, due 06/25/42[3]	27,650		26,646
Series 2005-AR13, Class A1A1
1 mo. USD LIBOR + 0.290%,
1.528%, due 10/25/45[3]	801,828		804,640
Series 2005-AR15, Class A1A1
1 mo. USD LIBOR + 0.260%,
1.498%, due 11/25/45[3]	99,306		98,031
Series 2006-AR2, Class 2A1
2.911%, due 03/25/36[9]	817,937		749,400
Series 2006-AR9, Class 1A
12 mo. MTA + 1.000%,
1.944%, due 08/25/46[3]	923,533		862,228
Series 2006-AR9, Class 2A
11th District Cost of Funds + 1.500%,
2.232%, due 08/25/46[3]	757,028		738,252
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
3.463%, due 12/25/33[9]	135,998		137,063
Series 2004-CC, Class A1
3.149%, due 01/25/35[9]	75,471		76,831
Series 2004-DD, Class 2A6
3.134%, due 01/25/35[9]	703,063		721,931
Series 2006-AR2, Class 2A1
3.257%, due 03/25/36[9]	643,736		650,870
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA, IO
0.915%, due 09/15/57[9]	7,251,967		321,185

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Collateralized mortgage obligations—(concluded)
Series 2014-LC14, Class XA, IO
2.045%, due 03/15/47[9]	4,385,213	229,258
Total collateralized mortgage obligations (cost—$105,123,514)		110,205,445

Asset-backed securities—12.56%
Accredited Mortgage Loan Trust,
Series 2005-3, Class M3
1 mo. USD LIBOR + 0.480%,
1.720%, due 09/25/35[3]	1,825,000	1,738,337
Series 2005-4, Class M1
1 mo. USD LIBOR + 0.400%,
1.638%, due 12/25/35[3]	1,017,500	990,705
Aegis Asset Backed Securities Trust, Series 2005-3, Class M2
1 mo. USD LIBOR + 0.480%,
1.718%, due 08/25/35[3]	1,640,000	1,617,613
Ally Auto Receivables Trust, Series 2017-3, Class A2
1.530%, due 03/16/20	384,000	383,783
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R8, Class M1
1 mo. USD LIBOR + 0.470%,
1.708%, due 10/25/35[3]	427,399	427,567
Series 2005-R8, Class M3
1 mo. USD LIBOR + 0.510%,
1.748%, due 10/25/35[3]	1,700,000	1,659,546
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL1, Class A
1 mo. USD LIBOR + 1.300%,
2.539%, due 04/15/27[3,9]	2,000,000	2,001,627
Ares XXXI CLO Ltd., Series 2014-31A, Class A1R
3 mo. USD LIBOR + 1.180%,
2.497%, due 08/28/25[3,9]	1,700,000	1,703,915
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1
1 mo. USD LIBOR + 0.490%,
1.728%, due 10/25/35[3]	770,000	766,407
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class AR
3 mo. USD LIBOR + 1.230%,
2.541%, due 01/30/24[3,9]	1,524,128	1,527,702
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class AR
3 mo. USD LIBOR + 1.250%,
2.609%, due 10/15/26[3,9]	1,000,000	1,003,338
Atrium X, Series 10A, Class AR
3 mo. USD LIBOR + 0.950%,
2.309%, due 07/16/25[3,9]	978,778	980,958
Avery Point III CLO Ltd., Series 2013-3A, Class AR
3 mo. USD LIBOR + 1.120%,
2.474%, due 01/18/25[3,9]	700,000	702,783

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]		Value ($)
Asset-backed securities—(continued)
Avery Point IV CLO Ltd., Series 2014-1A, Class AR
3 mo. USD LIBOR + 1.100%,
2.467%, due 04/25/26[3,9]	1,300,000		1,303,986
Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1
3.475%, due 04/28/32[7,9]	781,927		783,703
BMW Vehicle Lease Trust, Series 2017-1, Class A2
1.640%, due 07/22/19	1,991,216		1,991,399
Capital One Multi-Asset Execution Trust
1.390%, due 01/15/21	390,000		389,895
1 mo. LIBOR + 0.360%,
1.599%, due 06/15/22[3]	1,490,000		1,497,232
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1
1 mo. LIBOR + 0.450%,
1.689%, due 02/15/22[3]	2,060,000		2,071,308
Cent CLO 20 Ltd., Series 2013-20A, Class AR
3 mo. USD LIBOR + 1.100%,
2.467%, due 01/25/26[3,9]	1,300,000		1,304,926
CHEC Loan Trust, Series 2004-2, Class M1
1 mo. USD LIBOR + 0.640%,
1.878%, due 06/25/34[3]	1,069,334		1,032,666
CIFC Funding Ltd.,
Series 2014-2A, Class A1LR
3 mo. USD LIBOR + 1.200%,
2.517%, due 05/24/26[3,9]	2,000,000		2,010,544
Series 2014-5A, Class A2R
3 mo. USD LIBOR + 1.400%,
2.753%, due 01/17/27[3,9]	2,100,000		2,111,403
Cork Street CLO Designated Activity Co. Series 1A, Class A1BE
3 mo. Euribor + 1.350%,
1.350%, due 11/27/28[3,9]	EUR	2,400,000	2,797,414
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36[10]	392,447		190,240
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
1 mo. USD LIBOR + 0.820%,
2.059%, due 09/15/29[3]	48,569		47,586
Dryden 30 Senior Loan Fund, Series 2013-30A, Class A
3 mo. USD LIBOR + 1.250%,
2.565%, due 11/15/25[3,9]	1,800,000		1,800,000
DT Auto Owner Trust, Series 2017-2, Class A
1.720%, due 05/15/20[9]	1,216,029		1,215,845
FBR Securitization Trust, Series 2005-2, Class M2
1 mo. USD LIBOR + 0.750%,
1.988%, due 09/25/35[3]	1,625,000		1,627,190
Finn Square CLO Ltd., Series 2012-1A, Class A1R
3 mo. USD LIBOR + 1.210%,
2.538%, due 12/24/23[3,9]	1,244,106		1,247,294

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]		Value ($)
Asset-backed securities—(continued)
First Frankin Mortgage Loan Trust, Series 2005-FFH3, Class M2
1 mo. USD LIBOR + 0.795%,
2.033%, due 09/25/35[3]	890,608		893,032
Flagship VII Ltd., Series 2013-7A, Class A1R
3 mo. USD LIBOR + 1.120%,
2.483%, due 01/20/26[3,9]	1,500,000		1,500,750
Flatiron CLO Ltd., Series 2014-1A, Class A1R
3 mo. USD LIBOR + 1.180%,
2.533%, due 07/17/26[3,9]	2,000,000		2,013,276
Fremont Home Loan Trust, Series 2005-2, Class M3
1 mo. USD LIBOR + 0.750%,
1.988%, due 06/25/35[3]	620,000		620,531
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR
3 mo. USD LIBOR + 1.370%,
2.681%, due 10/29/26[3,9]	3,000,000		3,008,223
GSAA Trust, Series 2005-10, Class M4
1 mo. USD LIBOR + 0.650%,
1.888%, due 06/25/35[3]	570,000		547,919
GSAMP Trust, Series 2006-HE4, Class A1
1 mo. USD LIBOR + 0.140%,
1.378%, due 06/25/36[3]	2,197,856		2,150,892
Harbourmaster Pro-Rata CLO 3 BV, Series PR3A, Class A2
0.031%, due 09/20/23[7,9]	EUR	509,187	591,230
Hildene CLO II Ltd., Series 2014-2A, Class AR
3 mo. USD LIBOR + 1.180%,
2.537%, due 07/19/26[3,9]	1,300,000		1,301,671
Home Equity Asset Trust, Series 2005-2, Class M5
1 mo. USD LIBOR + 1.095%,
1.967%, due 07/25/35[3]	1,000,000		1,009,723
Jamestown CLO V Ltd., Series 2014-5A, Class AR
3 mo. USD LIBOR + 1.220%,
2.573%, due 01/17/27[3,9]	1,000,000		1,002,118
JPMorgan Mortgage Acquisition Corp.,
Series 2006-FRE1, Class M1
1 mo. USD LIBOR + 0.390%,
1.628%, due 05/25/35[3]	2,400,000		2,231,561
Series 2006-WMC1, Class A1
1 mo. USD LIBOR + 0.180%,
1.414%, due 03/25/36[3]	747,839		747,432
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class A1
1 mo. USD LIBOR + 0.170%,
1.408%, due 04/25/36[3]	1,526,001		1,521,916
Series 2007-CH1, Class MV2
1 mo. USD LIBOR + 0.280%,
1.518%, due 11/25/36[3]	1,680,000		1,661,406

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Asset-backed securities—(continued)
Series 2007-CH2, Class AV1
1 mo. USD LIBOR + 0.160%,
1.398%, due 01/25/37[3]	1,101,800	1,100,318
KVK CLO Ltd., Series 2013-2A, Class AR
3 mo. USD LIBOR + 1.150%,
2.509%, due 01/15/26[3,9]	2,000,000	2,000,626
Lockwood Grove CLO Ltd., Series 2014-1A, Class A1R
3 mo. USD LIBOR + 1.470%,
2.837%, due 04/25/25[3,9]	1,800,000	1,804,093
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR
3 mo. USD LIBOR + 1.110%,
2.467%, due 01/19/25[3,9]	1,700,000	1,708,179
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class M2
1 mo. USD LIBOR + 0.705%,
1.943%, due 12/25/34[3]	256,458	237,686
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1
1 mo. USD LIBOR + 1.575%,
2.813%, due 11/25/32[3]	879,137	878,090
MP CLO VI Ltd., Series 2014-2A, Class AR
3 mo. USD LIBOR + 1.200%,
2.559%, due 01/15/27[3,9]	2,000,000	2,003,594
Navient Student Loan Trust, Series 2016-6A, Class A1
1 mo. USD LIBOR + 0.480%,
1.718%, due 03/25/66[3,9]	375,694	376,387
Nelder Grove CLO Ltd., Series 2014-1A, Class A1R
3 mo. USD LIBOR + 1.300%,
2.611%, due 08/28/26[3,9]	2,000,000	2,004,932
New Century Home Equity Loan Trust,
Series 2005-B, Class M1
1 mo. USD LIBOR + 0.480%,
1.718%, due 10/25/35[3]	1,900,000	1,796,958
Series 2005-D, Class A2D
1 mo. USD LIBOR + 0.330%,
1.568%, due 02/25/36[3]	1,443,077	1,437,620
Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-FM1, Class 2A4
1 mo. USD LIBOR + 0.330%,
1.568%, due 11/25/35[3]	3,000,000	2,549,178
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ1, Class M4
1 mo. USD LIBOR + 1.725%,
2.963%, due 09/25/34[3]	220,733	220,026
RASC, Series 2005-KS11 Trust, Class M2
1 mo. USD LIBOR + 0.420%,
1.658%, due 12/25/35[3]	1,100,000	1,089,872
SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M2
1 mo. USD LIBOR + 1.350%,
2.588%, due 12/25/34[3]	753,022	746,516

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Asset-backed securities—(continued)
Saxon Asset Securities Trust,
Series 2004-1, Class M1
1 mo. USD LIBOR + 0.795%,
2.033%, due 03/25/35[3]	571,414	558,929
Series 2006-1, Class M1
1 mo. USD LIBOR + 0.465%,
1.703%, due 03/25/36[3]	2,000,000	1,749,286
Shackleton CLO Ltd., Series 2013-4A, Class AR
3 mo. USD LIBOR + 1.120%,
2.479%, due 01/13/25[3,9]	1,000,000	1,000,462
SLM Student Loan Trust, Series 2008-9, Class A
3 mo. USD LIBOR + 1.500%,
2.867%, due 04/25/23[3]	1,880,188	1,927,645
SoFi Professional Loan Program, Series 2017-A, Class A2A
1.550%, due 03/26/40[9]	1,449,870	1,445,070
Soundview Home Loan Trust,
Series 2005-OPT3, Class M1
1 mo. USD LIBOR + 0.470%,
1.708%, due 11/25/35[3]	640,000	627,607
Series 2006-OPT2, Class A3
1 mo. USD LIBOR + 0.180%,
1.418%, due 05/25/36[3]	918,920	914,134
Series 2006-OPT3, Class 2A4
1 mo. USD LIBOR + 0.250%,
1.488%, due 06/25/36[3]	2,675,000	2,464,851
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2
3.375%, due 08/25/31	440,179	435,638
Series 2005-WF1, Class M1
1 mo. USD LIBOR + 0.660%,
1.898%, due 02/25/35[3]	171,474	171,222
Symphony CLO XII Ltd., Series 2013-12A, Class AR
3 mo. USD LIBOR + 1.030%,
2.389%, due 10/15/25[3,9]	2,000,000	2,001,560
Telos CLO Ltd., Series 2014-6A, Class A1R
3 mo. USD LIBOR + 1.270%,
2.623%, due 01/17/27[3,9]	2,000,000	2,005,300
TICP CLO III Ltd., Series 2014-3A, Class AR
3 mo. USD LIBOR + 1.180%,
2.543%, due 01/20/27[3,9]	1,300,000	1,302,057
Toyota Auto Receivables Owner Trust, Series 2017-B, Class A2A
1.460%, due 01/15/20	680,000	679,281
US Residential Opportunity Fund II Trust, Series 2016-3II, Class A
3.598%, due 10/27/36[9,10]	2,210,948	2,216,986
Utah State Board of Regents, Series 2017-1, Class A
1 mo. USD LIBOR + 0.750%,
1.988%, due 01/25/57[3]	1,029,329	1,032,273

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Asset-backed securities—(concluded)
Venture XVI CLO Ltd., Series 2014-16A, Class A1R
3 mo. USD LIBOR + 1.120%,
2.479%, due 04/15/26[3,9]	1,300,000	1,304,517
VOLT LVII LLC, Series 2017-NPL4, Class A1
3.375%, due 04/25/47[9,10]	772,631	777,824
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A2
1.680%, due 12/16/19	1,857,275	1,856,700
Total asset-backed securities (cost—$100,297,075)		104,154,009

Corporate notes—37.11%
Advertising—0.01%
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.875%, due 03/15/25	65,000	68,859

Agriculture—0.27%
BAT Capital Corp.
2.764%, due 08/15/22[9]	1,300,000	1,300,998
4.540%, due 08/15/47[9]	900,000	917,633
		2,218,631
Airlines—0.89%
Air Canada 2013-1, Class B Pass-Through Trust
5.375%, due 05/15/21[9]	1,681,556	1,769,131
American Airlines 2013-2, Class A Pass-Through Trust
4.950%, due 01/15/23	1,896,648	2,027,421
American Airlines 2014-1, Class B Pass-Through Trust
4.375%, due 10/01/22	619,773	637,251
Continental Airlines 2009-2, Series A Pass-Through Trust
7.250%, due 11/10/19	781,033	849,374
Continental Airlines 2012-2, Class A Pass-Through Trust
4.000%, due 10/29/24	1,275,896	1,331,397
Northwest Airlines, Series 2000-1, Class G
7.150%, due 10/01/19	728,846	772,577
		7,387,151
Apparel—0.01%
Hanesbrands, Inc.
4.875%, due 05/15/26[9]	45,000	46,350

Auto & truck—0.29%
General Motors Co.
6.250%, due 10/02/43	500,000	578,696

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]		Value ($)
Corporate notes—(continued)
Auto & truck—(concluded)
General Motors Financial Co., Inc.
3.100%, due 01/15/19	657,000		665,109
3.200%, due 07/06/21	495,000		505,009
4.000%, due 10/06/26	675,000		680,615
			2,429,429
Banking-non-US—6.70%
Bank of Scotland PLC MTN
6.375%, due 08/16/19	GBP	1,100,000	1,588,884
Barclays PLC
3 mo. USD LIBOR + 1.625%,
2.975%, due 01/10/23[3]	2,000,000		2,053,712
4.337%, due 01/10/28	1,125,000		1,167,895
4.836%, due 05/09/28	785,000		818,829
5 year GBP Swap + 5.084%,
7.000%, due 09/15/19[8,11]	GBP	2,000,000	2,806,742
7.625%, due 11/21/22	1,600,000		1,838,000
(fixed, converts to FRN on 04/10/18),
7.750%, due 04/10/23	1,700,000		1,736,125
(fixed, converts to FRN on 12/15/18),
8.250%, due 12/15/18[11]	1,700,000		1,806,964
Barclays PLC MTN
3.250%, due 02/12/27[8]	GBP	1,100,000	1,512,889
Cooperatieve Rabobank UA
6.875%, due 03/19/20[8]	EUR	1,400,000	1,889,677
Credit Suisse Group Funding Guernsey Ltd.
3.750%, due 03/26/25	2,000,000		2,053,961
3.800%, due 09/15/22	1,900,000		1,974,118
3.800%, due 06/09/23	3,200,000		3,320,443
Deutsche Bank AG
2.700%, due 07/13/20	700,000		702,320
3 mo. USD LIBOR + 1.910%,
3.219%, due 05/10/19[3]	3,500,000		3,574,379
4.250%, due 10/14/21	1,100,000		1,151,555
HSBC Holdings PLC
3.400%, due 03/08/21	1,700,000		1,754,161
(fixed, converts to FRN on 05/22/27),
6.000%, due 05/22/27[11]	1,035,000		1,099,688
ING Bank NV
2.625%, due 12/05/22[9]	3,400,000		3,428,645
KBC Bank NV
5 year USD Swap + 7.097%,
8.000%, due 01/25/23[3,8]	2,200,000		2,230,360
Lloyds Banking Group PLC
3.000%, due 01/11/22	1,300,000		1,315,998

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]		Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
5 year GBP Swap + 5.060%,
7.000%, due 06/27/19[3,8,11]	GBP	900,000	1,271,538
Mitsubishi UFJ Financial Group, Inc.
2.950%, due 03/01/21	1,300,000		1,320,512
National Australia Bank Ltd.
2.400%, due 12/07/21[9]	3,300,000		3,306,645
Royal Bank of Scotland Group PLC MTN
2.500%, due 03/22/23[8]	EUR	1,800,000	2,261,924
Royal Bank of Scotland PLC MTN
6.934%, due 04/09/18[8]	EUR	1,000,000	1,199,227
Santander UK Group Holdings PLC
3.125%, due 01/08/21	1,700,000		1,727,948
Societe Generale SA MTN
(fixed, converts to FRN on 11/29/18),
8.250%, due 11/29/18[7,11]	2,000,000		2,117,500
Westpac Banking Corp.
2.100%, due 02/25/21[9]	2,500,000		2,491,822
			55,522,461
Banking-US—4.61%
Aviation Capital Group Corp.
6.750%, due 04/06/21[9]	4,820,000		5,439,124
Banco Santander SA
3.800%, due 02/23/28	800,000		798,777
Bank of America Corp.
3.950%, due 04/21/25	660,000		680,552
5.750%, due 12/01/17	500,000		501,705
7.625%, due 06/01/19	2,900,000		3,144,513
Bank of America Corp. MTN
4.000%, due 01/22/25	1,500,000		1,552,921
4.125%, due 01/22/24	3,700,000		3,941,017
6.875%, due 04/25/18	5,300,000		5,428,868
Capital One NA/Mclean VA
2.350%, due 01/31/20	960,000		961,552
CIT Group, Inc.
5.000%, due 08/15/22	500,000		537,500
Dexia Credit Local SA
2.375%, due 09/20/22[9]	3,000,000		2,990,011
Morgan Stanley
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28	1,310,000		1,320,042

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
Santander Holdings USA, Inc.
3 mo. USD LIBOR + 1.450%,
2.767%, due 11/24/17[3]	1,800,000	1,801,603
SunTrust Banks, Inc.
(fixed, converts to FRN on 06/15/22),
5.050%, due 06/15/22[11]	560,000	574,280
Synchrony Financial
2.700%, due 02/03/20	500,000	504,115
The Toronto-Dominion Bank
2.500%, due 01/18/22[9]	2,400,000	2,410,464
Wells Fargo & Co.
2.100%, due 07/26/21	1,200,000	1,185,632
2.500%, due 03/04/21	1,200,000	1,204,758
3 mo. USD LIBOR + 1.230%,
2.541%, due 10/31/23[3]	1,400,000	1,440,393
Wells Fargo & Co. GMTN
2.600%, due 07/22/20	1,800,000	1,823,801
		38,241,628
Building & construction—0.14%
Lennar Corp.
4.500%, due 04/30/24	115,000	118,450
4.750%, due 11/15/22[10]	145,000	153,156
4.875%, due 12/15/23	30,000	31,725
Meritage Homes Corp.
6.000%, due 06/01/25	35,000	37,625
7.000%, due 04/01/22	50,000	57,000
Odebrecht Offshore Drilling Finance Ltd.
6.625%, due 10/01/22[9,12]	1,374,110	501,550
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, due 03/01/24[9]	170,000	177,438
Toll Brothers Finance Corp.
4.375%, due 04/15/23	25,000	26,125
5.625%, due 01/15/24	45,000	49,331
		1,152,400
Building products—0.05%
CalAtlantic Group, Inc.
5.375%, due 10/01/22	125,000	136,250
5.875%, due 11/15/24	105,000	116,944
USG Corp.
4.875%, due 06/01/27[9]	50,000	51,875

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Corporate notes—(continued)
Building products—(concluded)
5.500%, due 03/01/25[9]	120,000	128,700
		433,769
Cable—0.12%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000%, due 02/01/28[9]	160,000	158,800
5.125%, due 05/01/23[9]	75,000	78,187
5.125%, due 05/01/27[9]	65,000	65,569
5.750%, due 02/15/26[9]	240,000	250,884
CSC Holdings LLC
5.500%, due 04/15/27[9]	200,000	206,000
6.625%, due 10/15/25[9]	200,000	219,200
		978,640
Chemicals—0.04%
CF Industries, Inc.
5.375%, due 03/15/44	25,000	24,000
NOVA Chemicals Corp.
4.875%, due 06/01/24[9]	35,000	35,656
5.000%, due 05/01/25[9]	140,000	141,750
5.250%, due 06/01/27[9]	55,000	55,963
WR Grace & Co-Conn
5.125%, due 10/01/21[9]	20,000	21,500
5.625%, due 10/01/24[9]	40,000	43,750
		322,619
Commercial services—0.83%
Aircastle Ltd.
4.125%, due 05/01/24	80,000	81,800
5.000%, due 04/01/23	40,000	42,300
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.250%, due 03/15/25[9]	25,000	24,438
CDK Global, Inc.
4.875%, due 06/01/27[9]	80,000	83,400
ERAC USA Finance LLC
2.350%, due 10/15/19[9]	1,650,000	1,653,423
Harland Clarke Holdings Corp.
8.375%, due 08/15/22[9]	120,000	126,450
IHS Markit Ltd.
4.750%, due 02/15/25[9]	70,000	74,025
5.000%, due 11/01/22[9]	110,000	118,250
Iron Mountain US Holdings, Inc.
5.375%, due 06/01/26[9]	135,000	141,075

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Corporate notes—(continued)
Commercial services—(concluded)
Iron Mountain, Inc.
5.750%, due 08/15/24	140,000	143,500
Moody’s Corp.
2.625%, due 01/15/23[9]	1,700,000	1,694,020
R.R. Donnelley & Sons Co.
6.000%, due 04/01/24	60,000	55,950
6.500%, due 11/15/23	35,000	33,600
7.625%, due 06/15/20	38,000	41,372
7.875%, due 03/15/21	125,000	131,875
13.250%, due 02/01/19[10]	25,000	27,750
Republic Services, Inc.
3.550%, due 06/01/22[13]	2,100,000	2,183,637
Service Corp. International
5.375%, due 05/15/24	55,000	58,025
The ADT Corp.
4.875%, due 07/15/32[9]	85,000	80,431
The Hertz Corp.
5.500%, due 10/15/24[9]	50,000	45,000
The ServiceMaster Co. LLC
5.125%, due 11/15/24[9]	70,000	72,100
		6,912,421
Communications equipment—0.26%
QUALCOMM, Inc.
4.800%, due 05/20/45	2,000,000	2,169,788

Computers—1.05%
Apple, Inc.
2.300%, due 05/11/22	885,000	885,198
3.000%, due 06/20/27	1,200,000	1,199,626
3.350%, due 02/09/27	650,000	667,035
4.650%, due 02/23/46	455,000	517,347
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[9]	2,475,000	2,602,127
5.450%, due 06/15/23[9]	945,000	1,035,273
5.875%, due 06/15/21[9]	115,000	120,434
6.020%, due 06/15/26[9]	480,000	535,822
HP, Inc.
4.650%, due 12/09/21	930,000	1,002,671

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]		Value ($)
Corporate notes—(continued)
Computers—(concluded)
Western Digital Corp.
10.500%, due 04/01/24	120,000		140,820
			8,706,353
Construction & engineering—0.00%†
AECOM
5.875%, due 10/15/24	35,000		38,623

Consumer products—0.01%
Spectrum Brands, Inc.
5.750%, due 07/15/25	25,000		26,554
6.625%, due 11/15/22	35,000		36,382
			62,936
Diversified financials—2.57%
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass-Through Trust
5.125%, due 11/30/22[9]	406,119		424,809
Emerald Bay SA
0.000%, due 10/08/20[7,9]	EUR	1,553,000	1,684,642
First Data Corp.
5.000%, due 01/15/24[9]	190,000		197,362
7.000%, due 12/01/23[9]	195,000		208,654
Goldman Sachs Group, Inc.
3 mo. USD LIBOR + 1.160%,
2.523%, due 04/23/20[3]	1,800,000		1,831,297
5.150%, due 05/22/45	565,000		643,136
5.950%, due 01/18/18[13]	2,500,000		2,522,875
6.000%, due 06/15/20	3,400,000		3,717,114
LeasePlan Corp. NV
2.500%, due 05/16/18[9]	2,000,000		2,002,607
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/16[4,12]	1,900,000		111,150
1.000%, due 01/24/13[4,12]	4,500,000		263,250
1.000%, due 12/30/16[4,12]	900,000		52,650
LPL Holdings, Inc.
5.750%, due 09/15/25[9]	128,000		133,120
Navient Corp.
5.875%, due 10/25/24	60,000		60,900
Navient Corp. MTN
6.125%, due 03/25/24	360,000		369,450
8.000%, due 03/25/20	25,000		27,563
8.450%, due 06/15/18	5,000		5,188

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Corporate notes—(continued)
Diversified financials—(concluded)
OneMain Financial Holdings LLC
6.750%, due 12/15/19[9]	600,000	622,500
OneMain Financial Holdings, LLC
7.250%, due 12/15/21[9]	110,000	114,400
Rio Oil Finance Trust, Series 2014-1
9.250%, due 07/06/24[9]	1,360,876	1,468,045
Springleaf Finance Corp.
5.250%, due 12/15/19	2,200,000	2,271,500
6.125%, due 05/15/22	85,000	89,675
7.750%, due 10/01/21	95,000	106,756
The Goldman Sachs Group, Inc.
(fixed, converts to FRN on 10/31/21),
2.876%, due 10/31/22	1,300,000	1,301,994
(fixed, converts to FRN on 06/05/27),
3.691%, due 06/05/28	635,000	640,719
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38	455,000	458,003
		21,329,359
Diversified manufacturing—0.07%
General Electric Co.
(fixed, converts to FRN on 01/21/21),
5.000%, due 01/21/21[11]	594,000	618,312

Electric utilities—0.83%
Duke Energy Corp.
3.750%, due 04/15/24	1,700,000	1,777,339
Dynegy, Inc.
5.875%, due 06/01/23	45,000	46,463
7.625%, due 11/01/24	95,000	103,787
8.000%, due 01/15/25[9]	65,000	71,094
8.125%, due 01/30/26[9]	70,000	77,700
FirstEnergy Corp. Series B
4.250%, due 03/15/23	1,700,000	1,798,902
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27	1,700,000	1,754,241
NextEra Energy Operating Partners LP
4.250%, due 09/15/24[9]	68,000	68,680
NRG Energy, Inc.
6.250%, due 05/01/24	175,000	185,500
6.625%, due 03/15/23	45,000	46,575
6.625%, due 01/15/27	190,000	202,350
7.250%, due 05/15/26	75,000	81,281

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Corporate notes—(continued)
Electric utilities—(concluded)
Ohio Power Co., Series M
5.375%, due 10/01/21	480,000	534,694
Talen Energy Supply LLC
4.600%, due 12/15/21	65,000	59,150
6.500%, due 06/01/25	45,000	39,038
9.500%, due 07/15/22[9]	25,000	25,750
		6,872,544
Electric-generation—0.04%
Calpine Corp.
5.375%, due 01/15/23	255,000	247,987
6.000%, due 01/15/22[9]	65,000	67,113
		315,100
Electric-integrated—1.12%
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	2,207,000	2,559,805
Puget Energy, Inc.
6.500%, due 12/15/20	6,000,000	6,719,708
		9,279,513
Electronics—0.59%
Amkor Technology, Inc.
6.375%, due 10/01/22	125,000	128,906
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, due 01/15/24[9]	1,800,000	1,856,605
3.875%, due 01/15/27[9]	965,000	992,748
Micron Technology, Inc.
5.250%, due 08/01/23[9]	25,000	26,168
5.500%, due 02/01/25	15,000	15,938
5.625%, due 01/15/26[9]	50,000	53,125
Monongahela Power Co.
3.550%, due 05/15/27[9]	1,800,000	1,841,956
		4,915,446
Energy-exploration & production—0.03%
Antero Resources Corp.
5.125%, due 12/01/22	30,000	30,825
5.375%, due 11/01/21	85,000	87,231

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Corporate notes—(continued)
Energy-exploration & production—(concluded)
5.625%, due 06/01/23	95,000	99,513
		217,569
Finance-captive automotive—0.56%
International Lease Finance Corp.
5.875%, due 04/01/19	2,100,000	2,208,233
Park Aerospace Holdings Ltd.
5.250%, due 08/15/22[9]	190,000	197,600
5.500%, due 02/15/24[9]	195,000	202,313
The Depository Trust & Clearing Corp.
(fixed, converts to FRN on 06/15/20),
4.875%, due 06/15/20[9,11]	2,000,000	2,075,000
		4,683,146
Finance-non-captive diversified—0.54%
Ford Motor Co.
4.346%, due 12/08/26	600,000	625,191
Ford Motor Credit Co. LLC
2.459%, due 03/27/20	2,800,000	2,811,029
2.597%, due 11/04/19	1,000,000	1,006,452
		4,442,672
Financial services—3.31%
Ally Financial, Inc.
3.250%, due 11/05/18	30,000	30,226
3.600%, due 05/21/18	30,000	30,187
3.750%, due 11/18/19	330,000	336,600
4.750%, due 09/10/18	1,400,000	1,428,014
Citicorp Lease Pass-Through Trust 1999-1
8.040%, due 12/15/19[9]	744,348	828,184
Citigroup, Inc.
3 mo. USD LIBOR + 0.690%,
2.065%, due 04/27/18[3]	5,800,000	5,814,106
3 mo. USD LIBOR + 0.960%,
2.327%, due 04/25/22[3]	2,000,000	2,021,972
3 mo. USD LIBOR + 1.700%,
3.015%, due 05/15/18[3]	300,000	302,329
4.400%, due 06/10/25	980,000	1,035,104
HSBC Finance Corp.
6.676%, due 01/15/21	404,000	454,564
JPMorgan Chase & Co.
2.250%, due 01/23/20	3,150,000	3,164,801
2.750%, due 06/23/20	1,400,000	1,421,595

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
(fixed, converts to FRN on 05/01/27),
3.540%, due 05/01/28	650,000	657,499
4.400%, due 07/22/20	600,000	635,175
6.300%, due 04/23/19	400,000	424,984
Morgan Stanley
3 mo. USD LIBOR + 1.180%,
2.543%, due 01/20/22[3]	2,000,000	2,030,872
(fixed, converts to FRN on 07/15/19),
5.450%, due 07/15/19[11]	395,000	409,694
Morgan Stanley GMTN
2.450%, due 02/01/19	3,500,000	3,518,677
7.300%, due 05/13/19	2,570,000	2,769,225
The Nielsen Co. Luxembourg SARL
5.000%, due 02/01/25[9]	80,000	82,800
5.500%, due 10/01/21[9]	75,000	77,250
		27,473,858
Food products—0.37%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.750%, due 03/15/25	80,000	70,400
6.625%, due 06/15/24	155,000	145,700
Aramark Services, Inc.
5.125%, due 01/15/24	220,000	232,650
Post Holdings, Inc.
5.500%, due 03/01/25[9]	90,000	93,600
5.750%, due 03/01/27[9]	25,000	25,969
6.000%, due 12/15/22[9]	70,000	73,325
Smithfield Foods, Inc.
2.700%, due 01/31/20[4,9]	2,400,000	2,406,270
		3,047,914
Gaming—0.16%
AMC Entertainment Holdings, Inc.
5.750%, due 06/15/25	85,000	82,662
5.875%, due 02/15/22	50,000	50,750
6.125%, due 05/15/27	15,000	14,850
Boyd Gaming Corp.
6.375%, due 04/01/26	135,000	148,162
6.875%, due 05/15/23	30,000	32,213
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, due 06/01/24	90,000	94,725
5.375%, due 04/15/27[9]	30,000	31,688
Eldorado Resorts, Inc.
6.000%, due 04/01/25	95,000	100,225

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Corporate notes—(continued)
Gaming—(concluded)
GLP Capital LP/GLP Financing II, Inc.
5.375%, due 11/01/23	80,000	87,000
International Game Technology PLC
5.625%, due 02/15/20[9]	200,000	212,350
Regal Entertainment Group
5.750%, due 03/15/22	165,000	170,775
Scientific Games International, Inc.
7.000%, due 01/01/22[9]	65,000	68,737
Six Flags Entertainment Corp.
4.875%, due 07/31/24[9]	65,000	66,869
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[9]	125,000	131,250
		1,292,256
Gas pipelines—0.14%
Kinder Morgan, Inc.
3.050%, due 12/01/19	500,000	508,952
5.550%, due 06/01/45	625,000	678,852
		1,187,804
Health care providers & services—0.14%
Abbott Laboratories
4.900%, due 11/30/46	470,000	526,530
Acadia Healthcare Co., Inc.
5.625%, due 02/15/23	85,000	87,295
6.500%, due 03/01/24	60,000	63,225
Centene Corp.
4.750%, due 05/15/22	50,000	52,375
Envision Healthcare Corp.
6.250%, due 12/01/24[9]	85,000	88,294
Fresenius Medical Care US Finance II, Inc.
5.875%, due 01/31/22[9]	115,000	128,408
Fresenius Medical Care US Finance, Inc.
5.750%, due 02/15/21[9]	30,000	32,845
Hologic, Inc.
4.375%, due 10/15/25[9]	15,000	15,240
5.250%, due 07/15/22[9]	70,000	73,062
LifePoint Health, Inc.
5.875%, due 12/01/23	35,000	35,969

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Corporate notes—(continued)
Health care providers & services—(concluded)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.500%, due 04/15/25[9]	40,000	35,900
		1,139,143
Health facilities—0.03%
DaVita, Inc.
5.000%, due 05/01/25	45,000	44,325
5.125%, due 07/15/24	95,000	95,237
5.750%, due 08/15/22	20,000	20,625
Universal Health Services, Inc.
4.750%, due 08/01/22[9]	40,000	41,300
5.000%, due 06/01/26[9]	15,000	15,919
		217,406
Hotels, restaurants & leisure—0.48%
Starbucks Corp.
2.700%, due 06/15/22	1,900,000	1,925,416
4.300%, due 06/15/45	1,900,000	2,057,562
		3,982,978
Insurance—0.19%
American International Group, Inc.
3.375%, due 08/15/20[13]	1,500,000	1,549,015

IT consulting & services—0.06%
Hewlett Packard Enterprise Co.
4.900%, due 10/15/25[10]	480,000	510,329

Lodging—0.02%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.875%, due 04/01/27	130,000	136,825

Machinery—0.03%
CNH Industrial Capital LLC
4.375%, due 04/05/22	55,000	58,369
CNH Industrial NV
4.500%, due 08/15/23	45,000	47,587
Oshkosh Corp.
5.375%, due 03/01/22	15,000	15,600
5.375%, due 03/01/25	15,000	15,900
Sensata Technologies BV
4.875%, due 10/15/23[9]	70,000	73,500

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]		Value ($)
Corporate notes—(continued)
Machinery—(concluded)
Zebra Technologies Corp.
7.250%, due 10/15/22	10,000		10,563
			221,519
Media—1.69%
21st Century Fox America, Inc.
3.375%, due 11/15/26	250,000		251,471
Altice Luxembourg SA
7.250%, due 05/15/22[8]	EUR	1,700,000	2,108,960
7.750%, due 05/15/22[9]	160,000		169,400
CBS Radio, Inc.
7.250%, due 11/01/24[9,13]	1,500,000		1,569,375
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, due 07/23/22	1,700,000		1,792,835
4.908%, due 07/23/25	920,000		978,658
5.375%, due 05/01/47[9]	690,000		698,048
6.484%, due 10/23/45	845,000		974,185
Discovery Communications LLC
5.200%, due 09/20/47	340,000		346,331
DISH DBS Corp.
5.875%, due 11/15/24	110,000		110,138
6.750%, due 06/01/21	60,000		63,000
Gray Television, Inc.
5.125%, due 10/15/24[9]	115,000		114,678
5.875%, due 07/15/26[9]	20,000		20,500
Lamar Media Corp.
5.750%, due 02/01/26	45,000		48,544
Liberty Interactive LLC
8.500%, due 07/15/29	50,000		55,750
Match Group, Inc.
6.750%, due 12/15/22	40,000		41,250
MDC Partners, Inc.
6.500%, due 05/01/24[9]	130,000		132,600
Netflix, Inc.
4.375%, due 11/15/26[9]	25,000		24,500
4.875%, due 04/15/28[9]	25,000		24,849
5.500%, due 02/15/22	95,000		102,232
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, due 04/15/22[9]	135,000		139,033
Sinclair Television Group, Inc.
5.125%, due 02/15/27[9]	120,000		114,150
5.625%, due 08/01/24[9]	70,000		71,050

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Corporate notes—(continued)
Media—(concluded)
Sirius XM Radio, Inc.
5.000%, due 08/01/27[9]	130,000	131,137
5.375%, due 04/15/25[9]	110,000	115,912
5.375%, due 07/15/26[9]	100,000	105,375
Symantec Corp.
5.000%, due 04/15/25[9]	85,000	88,825
Time Warner Cable LLC
6.750%, due 07/01/18	1,700,000	1,754,070
Univision Communications, Inc.
5.125%, due 05/15/23[9]	280,000	283,500
Viacom, Inc.
4.375%, due 03/15/43	900,000	763,542
(fixed, converts to FRN on 02/28/22),
5.875%, due 02/28/57	480,000	475,320
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[9]	125,000	131,719
6.000%, due 04/01/23	40,000	42,050
6.375%, due 05/15/25	15,000	16,145
Ziggo Secured Finance BV
5.500%, due 01/15/27[9]	195,000	198,900
		14,058,032
Media-cable—0.18%
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	1,200,000	1,489,399

Medical providers—0.46%
HCA, Inc.
4.750%, due 05/01/23	55,000	57,544
5.000%, due 03/15/24	165,000	173,611
5.250%, due 06/15/26	60,000	63,825
5.875%, due 03/15/22	85,000	93,075
6.500%, due 02/15/20	2,914,000	3,139,835
7.500%, due 02/15/22	50,000	56,750
Tenet Healthcare Corp.
4.375%, due 10/01/21	30,000	29,895
4.625%, due 07/15/24[9]	107,000	105,261
4.750%, due 06/01/20	20,000	20,500
7.500%, due 01/01/22[9]	95,000	99,988
		3,840,284
Metals & mining—0.18%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
4.625%, due 05/15/23[9]	200,000	205,500

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Corporate notes—(continued)
Metals & mining—(concluded)
FMG Resources August 2006 Pty Ltd.
4.750%, due 05/15/22[9]	20,000	20,425
5.125%, due 05/15/24[9]	20,000	20,575
9.750%, due 03/01/22[9]	55,000	61,463
Freeport-McMoRan, Inc.
3.550%, due 03/01/22	60,000	59,400
3.875%, due 03/15/23	160,000	157,800
4.000%, due 11/14/21	85,000	85,637
4.550%, due 11/14/24	45,000	44,888
5.400%, due 11/14/34	100,000	97,500
5.450%, due 03/15/43	55,000	51,700
Glencore Funding LLC
4.000%, due 03/27/27[9]	450,000	452,990
Hudbay Minerals, Inc.
7.625%, due 01/15/25[9]	60,000	66,150
Novelis Corp.
5.875%, due 09/30/26[9]	55,000	56,684
Teck Resources Ltd.
4.750%, due 01/15/22	50,000	52,750
6.250%, due 07/15/41	75,000	85,660
		1,519,122
Oil & gas—1.01%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.000%, due 04/01/22[9]	100,000	108,500
Canadian Natural Resources Ltd.
2.950%, due 01/15/23	860,000	864,592
6.250%, due 03/15/38	445,000	549,812
Concho Resources, Inc.
3.750%, due 10/01/27	640,000	646,900
Continental Resources, Inc.
3.800%, due 06/01/24	140,000	135,975
4.500%, due 04/15/23	45,000	45,563
4.900%, due 06/01/44	30,000	27,938
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.250%, due 04/01/23[10]	90,000	93,600
Energy Transfer Equity LP
5.500%, due 06/01/27	25,000	26,500
5.875%, due 01/15/24	20,000	21,700
7.500%, due 10/15/20	155,000	174,375
Extraction Oil & Gas, Inc./Extraction Finance Corp.
7.875%, due 07/15/21[9]	50,000	53,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(continued)
Hess Corp.
4.300%, due 04/01/27	915,000	921,510
KazMunayGas National Co. JSC
5.750%, due 04/19/47[8]	200,000	201,000
7.000%, due 05/05/20[8]	200,000	218,134
Laredo Petroleum, Inc.
5.625%, due 01/15/22	70,000	71,312
6.250%, due 03/15/23	55,000	57,063
Newfield Exploration Co.
5.375%, due 01/01/26	60,000	63,750
5.625%, due 07/01/24	75,000	81,094
5.750%, due 01/30/22	40,000	43,000
Noble Energy, Inc.
3.850%, due 01/15/28	975,000	978,648
5.250%, due 11/15/43	715,000	763,119
Oasis Petroleum, Inc.
6.875%, due 03/15/22	70,000	71,925
PDC Energy, Inc.
6.125%, due 09/15/24	70,000	73,062
Petroleos Mexicanos
6.500%, due 03/13/27[9]	555,000	605,311
6.875%, due 08/04/26	253,000	284,473
Precision Drilling Corp.
5.250%, due 11/15/24	55,000	51,425
6.500%, due 12/15/21	25,000	25,250
Range Resources Corp.
5.000%, due 08/15/22	20,000	19,750
5.000%, due 03/15/23	105,000	103,948
Sinopec Group Overseas Development 2014 Ltd.
4.375%, due 04/10/24[8]	200,000	215,373
SM Energy Co.
5.000%, due 01/15/24	120,000	114,600
6.125%, due 11/15/22	20,000	20,100
State Oil Co. of the Azerbaijan Republic MTN
4.750%, due 03/13/23[8]	200,000	200,699
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	55,000	54,725
5.000%, due 01/15/28[9]	65,000	65,406
5.125%, due 02/01/25	85,000	87,550
5.375%, due 02/01/27	70,000	72,625
Whiting Petroleum Corp.
5.750%, due 03/15/21	30,000	30,225
6.250%, due 04/01/23	30,000	29,925

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
WPX Energy, Inc.
5.250%, due 09/15/24	70,000	70,262
		8,343,719
Packaging & containers—0.07%
Ball Corp.
5.000%, due 03/15/22	95,000	102,600
BWAY Holding Co.
5.500%, due 04/15/24[9]	90,000	93,712
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
3 mo. USD LIBOR + 3.500%,
4.859%, due 07/15/21[3,9]	25,000	25,511
5.125%, due 07/15/23[9]	210,000	218,662
5.750%, due 10/15/20	70,000	71,226
Sealed Air Corp.
5.500%, due 09/15/25[9]	75,000	82,688
		594,399
Personal & household product—0.02%
Edgewell Personal Care Co.
4.700%, due 05/24/22	150,000	159,375

Pharmaceuticals—0.97%
AbbVie, Inc.
3.200%, due 05/14/26	3,500,000	3,478,113
4.450%, due 05/14/46	430,000	451,995
Actavis Funding SCS
3.450%, due 03/15/22	1,400,000	1,438,722
Shire Acquisitions Investments Ireland DAC
1.900%, due 09/23/19	2,500,000	2,489,740
Valeant Pharmaceuticals International, Inc.
5.500%, due 11/01/25[9]	70,000	71,488
6.500%, due 03/15/22[9]	75,000	79,594
		8,009,652
Pipelines—1.16%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24	155,000	161,587
Cheniere Corpus Christi Holdings LLC
5.125%, due 06/30/27[9]	65,000	67,031
5.875%, due 03/31/25	120,000	129,900
Cheniere Energy Partners LP
5.250%, due 10/01/25[9]	125,000	128,750

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Corporate notes—(continued)
Pipelines—(concluded)
DCP Midstream Operating LP
4.750%, due 09/30/21[9]	60,000	61,800
5.350%, due 03/15/20[9]	25,000	26,063
5.600%, due 04/01/44	35,000	33,425
(fixed, converts to FRN on 05/21/23),
5.850%, due 05/21/43[9]	30,000	28,538
6.450%, due 11/03/36[9]	40,000	42,300
6.750%, due 09/15/37[9]	55,000	59,125
8.125%, due 08/16/30	65,000	76,700
Energy Transfer LP
6.500%, due 02/01/42	1,000,000	1,141,229
MPLX LP
4.125%, due 03/01/27	350,000	360,018
NuStar Logistics LP
4.800%, due 09/01/20	25,000	25,969
5.625%, due 04/28/27	35,000	36,925
Rockies Express Pipeline LLC
6.875%, due 04/15/40[9]	30,000	33,450
7.500%, due 07/15/38[9]	30,000	34,650
Sabine Pass Liquefaction LLC
5.750%, due 05/15/24	5,800,000	6,496,499
SemGroup Corp.
7.250%, due 03/15/26[9]	25,000	25,625
SemGroup Corp./Rose Rock Finance Corp.
5.625%, due 11/15/23	125,000	122,187
Southern Gas Corridor CJSC
6.875%, due 03/24/26[8]	200,000	226,140
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.750%, due 04/15/25	100,000	102,000
The Williams Cos., Inc.
5.750%, due 06/24/44	115,000	121,900
The Williams Cos., Inc., Series A
7.500%, due 01/15/31	85,000	103,169
		9,644,980
Real estate—0.50%
EPR Properties
5.750%, due 08/15/22	525,000	578,540
Equinix, Inc.
5.875%, due 01/15/26	70,000	75,863
ESH Hospitality, Inc.
5.250%, due 05/01/25[9]	210,000	217,088

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]		Value ($)
Corporate notes—(continued)
Real estate—(concluded)
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, due 10/15/27	115,000		118,163
5.250%, due 08/01/26	50,000		52,059
5.500%, due 05/01/24	90,000		95,288
6.375%, due 03/01/24	85,000		91,906
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, due 03/20/22[9]	300,000		305,111
Realogy Group LLC/Realogy Co-Issuer Corp.
4.875%, due 06/01/23[9]	130,000		133,861
Sabra Health Care LP/Sabra Capital Corp.
5.500%, due 02/01/21	100,000		103,125
Tesco Property Finance 5 PLC
5.661%, due 10/13/41[8]	GBP	690,259	1,075,183
Vesteda Finance BV MTN
2.500%, due 10/27/22[8]	EUR	1,000,000	1,267,258
			4,113,445
Rental auto/equipment—0.01%
United Rentals North America, Inc.
5.750%, due 11/15/24	55,000		58,300

Retail—0.20%
1011778 BC ULC/New Red Finance, Inc.
4.250%, due 05/15/24[9]	40,000		40,288
4.625%, due 01/15/22[9]	40,000		40,932
5.000%, due 10/15/25[9]	35,000		35,525
Amazon.com, Inc.
3.150%, due 08/22/27[9]	1,300,000		1,307,682
Dollar Tree, Inc.
5.750%, due 03/01/23	60,000		63,075
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, due 06/01/26[9]	115,000		122,205
Penske Automotive Group, Inc.
3.750%, due 08/15/20	15,000		15,300
			1,625,007
Software—0.17%
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.000%, due 07/15/25[9]	65,000		68,412
Microsoft Corp.
4.500%, due 02/06/57	555,000		624,357
MSCI, Inc.
5.250%, due 11/15/24[9]	130,000		137,475
5.750%, due 08/15/25[9]	50,000		54,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Software—(concluded)
Nuance Communications, Inc.
5.375%, due 08/15/20[9]	43,000	43,581
5.625%, due 12/15/26[9]	10,000	10,625
6.000%, due 07/01/24	135,000	145,672
Open Text Corp.
5.875%, due 06/01/26[9]	155,000	167,981
Rackspace Hosting, Inc.
8.625%, due 11/15/24[9]	150,000	157,969
		1,410,072
Special purpose entity—1.02%
CVS Pass-Through Trust
4.704%, due 01/10/36[9]	3,209,776	3,384,066
Daimler Finance North America LLC
2.000%, due 08/03/18[9]	2,900,000	2,905,222
2.250%, due 09/03/19[9]	2,150,000	2,156,833
		8,446,121
Specialty retail—0.00%†
PetSmart, Inc.
5.875%, due 06/01/25[9]	30,000	26,100

Steel producers/products—0.17%
Big River Steel LLC/BRS Finance Corp.
7.250%, due 09/01/25[9]	31,000	33,248
Vale Overseas Ltd.
6.250%, due 08/10/26	1,170,000	1,347,863
		1,381,111
Telecom-integrated/services—0.06%
Frontier Communications Corp.
7.625%, due 04/15/24	205,000	156,825
9.250%, due 07/01/21	65,000	58,094
11.000%, due 09/15/25	300,000	253,875
		468,794
Telecommunication services—0.04%
Altice US Finance I Corp.
5.500%, due 05/15/26[9]	175,000	182,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate notes—(continued)
Telecommunication services—(concluded)
CommScope Technologies LLC
6.000%, due 06/15/25[9]	135,000		142,425
			324,425
Telecommunications—0.90%
CommScope, Inc.
5.500%, due 06/15/24[9]	50,000		52,063
Embarq Corp.
7.995%, due 06/01/36	245,000		247,144
Qwest Corp.
6.875%, due 09/15/33	125,000		122,720
SFR Group SA
6.000%, due 05/15/22[9]	250,000		260,625
7.375%, due 05/01/26[9]	800,000		860,000
Sprint Corp.
7.875%, due 09/15/23	225,000		251,437
Telecom Italia Capital SA
6.000%, due 09/30/34	110,000		123,236
Verizon Communications, Inc.
3.376%, due 02/15/25[9]	866,000		871,189
4.125%, due 08/15/46	405,000		366,941
4.672%, due 03/15/55	675,000		640,967
Virgin Media Finance PLC
6.000%, due 10/15/24[9]	240,000		251,400
Virgin Media Secured Finance PLC
5.000%, due 04/15/27[9]	GBP	2,200,000	3,037,910
Wind Acquisition Finance SA
4.750%, due 07/15/20[9]	215,000		217,559
Wind Tre SpA
5.000%, due 01/20/26[9,14]	200,000		201,298
			7,504,489
Telecommunications equipment—0.01%
CDW LLC/CDW Finance Corp.
5.000%, due 09/01/23	50,000		52,188
5.000%, due 09/01/25	25,000		26,156
			78,344
Telephone-integrated—0.05%
Level 3 Financing, Inc.
5.125%, due 05/01/23	210,000		214,987
5.375%, due 08/15/22	155,000		159,693

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Telephone-integrated—(concluded)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.000%, due 04/15/23[9]	78,000	78,098
		452,778
Tobacco—0.46%
Imperial Brands Finance PLC
3.500%, due 02/11/23[9]	3,755,000	3,846,728

Transportation services—0.23%
AP Moller - Maersk A/S
2.550%, due 09/22/19[9]	1,700,000	1,707,983
Transnet SOC Ltd.
4.000%, due 07/26/22[8]	200,000	195,200
		1,903,183
Utilities—0.35%
HD Supply, Inc.
5.750%, due 04/15/24[9]	90,000	97,087
IPALCO Enterprises, Inc.
3.450%, due 07/15/20	2,800,000	2,838,500
		2,935,587
Wireless telecommunication services—0.23%
CenturyLink, Inc.
5.625%, due 04/01/20	70,000	72,975
5.800%, due 03/15/22	25,000	25,375
6.750%, due 12/01/23	30,000	31,208
Sprint Capital Corp.
6.900%, due 05/01/19	1,700,000	1,793,500
		1,923,058
Wireless telecommunications—0.41%
AT&T, Inc.
3.800%, due 03/15/22	975,000	1,026,397
3.900%, due 08/14/27	545,000	542,509
4.750%, due 05/15/46	515,000	485,189
5.450%, due 03/01/47	905,000	944,533
Sprint Corp.
7.125%, due 06/15/24	240,000	259,426

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(concluded)
Wireless telecommunications—(concluded)
T-Mobile USA, Inc.
6.000%, due 03/01/23	170,000	179,137
		3,437,191
Total corporate notes (cost—$301,949,822)		307,718,461

Loan assignments—2.53%
Airlines—0.08%
American Airlines, Inc. 2016 Term Loan B
1 mo. USD LIBOR + 2.500%,
3.739%, due 12/14/23[3]	340,000	340,802
United Airlines, Inc. 2017 Term Loan B
3 mo. USD LIBOR + 2.250%,
3.630%, due 04/01/24[3]	328,350	329,746
		670,548
Broadcast—0.28%
AlixPartners LLP 2017 Term Loan B
3 mo. USD LIBOR + 2.750%,
4.083%, due 04/04/24[3]	328,350	329,788
Capital Automotive LP 2017 1st Lien Term Loan
1 mo. USD LIBOR + 3.000%,
4.250%, due 03/24/24[3]	322,080	322,563
Clark Equipment Company 2017 Term Loan B
3 mo. USD LIBOR + 2.750%,
4.083%, due 05/18/24[3]	323,375	325,558
Emerald Expositions Holding, Inc. 2017 Term Loan B
3 mo. USD LIBOR + 3.000%,
4.333%, due 05/22/24[3]	329,175	332,878
Gates Global LLC 2017 USD Term Loan B
3 mo. USD LIBOR + 3.250%,
4.583%, due 04/01/24[3]	328,350	330,445
Infor (US), Inc. Term Loan B6
3 mo. USD LIBOR + 2.750%,
4.083%, due 02/01/22[3]	328,350	328,692

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Broadcast—(concluded)
Numericable Group SA USD Term Loan B11
3 mo. USD LIBOR + 2.750%,
4.130%, due 07/31/25[3]	328,350	327,647
		2,297,571
Chemicals—0.05%
Axalta Coating Systems US Holdings, Inc. Term Loan B1
3 mo. USD LIBOR + 2.000%,
3.333%, due 06/01/24[3]	329,175	330,821
Huntsman International LLC Term Loan B2
1 mo. USD LIBOR + 3.000%,
4.242%, due 04/01/23[3]	102,176	102,624
		433,445
Commercial services—0.04%
Trans Union, LLC Term Loan B3
1 mo. USD LIBOR + 2.000%,
3.242%, due 04/10/23[3]	328,306	329,228

Commercial services & supplies—0.04%
Bright Horizons Family Solutions, Inc. 2016 Term Loan B
1 mo. USD LIBOR + 2.250%,
3.492%, due 11/07/23[3]	329,544	331,356

Computer software & services—0.08%
BMC Software Finance, Inc. 2017 Term Loan
1 mo. USD LIBOR + 4.000%,
5.242%, due 09/10/22[3]	326,943	329,126
Change Healthcare Holdings, Inc. 2017 Term Loan B
1 mo. USD LIBOR + 2.750%,
3.992%, due 03/01/24[3]	328,350	330,084
		659,210
Electric utilities—0.04%
Talen Energy Supply LLC 2017 Term Loan B2
1 mo. USD LIBOR + 4.000%,
5.242%, due 04/15/24[3]	328,020	326,688

Electric-generation—0.04%
Vistra Operations Co. LLC 2016 Term Loan B2
3 mo. USD LIBOR + 2.750%,
3.987%, due 12/14/23[3]	342,413	344,789

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Finance-other—0.02%
Flying Fortress, Inc. 2017 Term Loan
3 mo. USD LIBOR + 2.000%,
3.333%, due 10/30/22[3]	150,000	151,188

Food products—0.02%
Albertsons, LLC 2017 Term Loan B4
1 mo. USD LIBOR + 2.750%,
3.992%, due 08/25/21[3]	160,788	155,726

Food-wholesale—0.04%
Pinnacle Foods Finance LLC 2017 Term Loan B
1 mo. USD LIBOR + 2.000%,
3.232%, due 02/02/24[3]	327,525	329,163

Gaming—0.08%
Caesars Entertainment Operating Co. Exit Term Loan
1 mo. USD LIBOR + 2.500%,
3.742%, due 10/06/24[3]	330,000	330,208
CityCenter Holdings LLC 2017 Term Loan B
1 mo. USD LIBOR + 2.500%,
3.742%, due 04/18/24[3]	329,175	330,534
		660,742
Health care providers & services—0.04%
Envision Healthcare Corp. 2016 Term Loan B
1 mo. USD LIBOR + 3.000%,
4.250%, due 12/01/23[3]	332,693	333,940

Hotels, restaurants & leisure—0.11%
Eldorado Resorts LLC 2017 Term Loan B
1 mo. USD LIBOR + 2.250%,
3.500%, due 04/17/24[3]	223,433	223,712
Four Seasons Holdings, Inc. New 1st Lien Term Loan
1 mo. USD LIBOR + 2.500%,
3.742%, due 11/30/23[3]	342,413	344,683
Pizza Hut Holdings LLC, 1st Lien Term Loan B
1 mo. USD LIBOR + 2.000%,
3.237%, due 06/16/23[3]	328,350	330,320
		898,715
Industrial-other—0.04%
Rexnord LLC 2016 Term Loan B
3 mo. USD LIBOR + 2.750%,
4.115%, due 08/21/23[3]	342,413	344,340

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Loan assignments—(continued)
IT consulting & services—0.04%
Gartner, Inc. 2016 Term Loan A
1 mo. USD LIBOR + 2.000%,
3.242%, due 03/20/22[3]	321,750	322,957

Lodging—0.54%
Hilton Worldwide Finance LLC Term Loan B2
1 mo. USD LIBOR + 2.000%,
3.238%, due 10/25/23[3]	4,450,177	4,477,990

Media—0.16%
CSC Holdings LLC 2017 1st Lien Term Loan
1 mo. USD LIBOR + 2.250%,
3.489%, due 07/17/25[3]	328,350	327,821
Gray Television, Inc. 2017 Term Loan B
1 mo. USD LIBOR + 2.500%,
3.735%, due 02/07/24[3]	327,525	329,982
Nielsen Finance LLC Term Loan B4
1 mo. USD LIBOR + 2.000%,
3.238%, due 10/04/23[3]	328,350	329,325
Sinclair Television Group, Inc. Term Loan B2
1 mo. USD LIBOR + 2.250%,
3.500%, due 01/03/24[3]	337,450	338,209
		1,325,337
Oil & gas—0.07%
Energy Transfer Equity LP 2017 Term Loan B
1 mo. USD LIBOR + 2.000%,
3.237%, due 02/02/24[3]	281,888	281,293
TPF II Power LLC Term Loan B
1 mo. USD LIBOR + 3.750%,
4.992%, due 10/02/23[3]	321,871	324,285
		605,578
Oil, gas & consumable fuel—0.04%
Kenan Advantage Group, Inc. 2015 Term Loan
1 mo. USD LIBOR + 3.000%,
4.242%, due 07/31/22[3]	327,496	328,862

Packaging & containers—0.06%
BWAY Holding Co. 2017 Term Loan B
3 mo. USD LIBOR + 3.250%,
4.522%, due 04/03/24[3]	329,175	331,232

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Loan assignments—(continued)
Packaging & containers—(concluded)
Signode Industrial Group US, Inc. Term Loan B
3 mo. USD LIBOR + 2.750%,
3.992%, due 05/04/21[3]	180,229	182,032
		513,264
Pharmaceuticals—0.07%
RPI Finance Trust Term Loan B6
3 mo. USD LIBOR + 2.000%,
3.333%, due 03/27/23[3]	327,350	328,538
Valeant Pharmaceuticals International, Inc. Term Loan B F1
1 mo. USD LIBOR + 4.750%,
5.990%, due 04/01/22[3]	232,682	237,774
		566,312
Real estate—0.04%
ESH Hospitality, Inc. 2017 Term Loan B
1 mo. USD LIBOR + 2.500%,
3.742%, due 08/30/23[3]	327,525	329,389

Retail-specialty—0.04%
Bass Pro Group LLC Term Loan B
1 mo. USD LIBOR + 5.000%,
6.242%, due 09/25/24[3]	345,000	334,722

Semiconductor equipment & products—0.02%
ON Semiconductor Corp. 2017 Term Loan B
1 mo. USD LIBOR + 2.250%,
3.492%, due 03/31/23[3]	222,522	223,472

Software—0.04%
Avast Software BV 2017 Term Loan B
3 mo. USD LIBOR + 3.250%,
4.583%, due 09/29/23[3]	321,750	323,359

Software & services—0.03%
Greeneden U.S. Holdings II, LLC 2017 Term Loan B2
3 mo. USD LIBOR + 3.750%,
5.083%, due 12/01/23[3]	272,941	274,647

Support-services—0.04%
ServiceMaster Co. 2016 Term Loan B
1 mo. USD LIBOR + 2.500%,
3.742%, due 11/08/23[3]	342,413	343,868

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Loan assignments—(concluded)
Telecom-integrated/services—0.04%
Frontier Communications Corp. 2017 Term Loan B1
1 mo. USD LIBOR + 3.750%,
4.990%, due 06/15/24[3]	329,175	312,891

Telecommunication services—0.18%
Altice US Finance I Corp. 2017 Incremental Term Loan
1 mo. USD LIBOR + 2.250%,
3.492%, due 07/28/25[3]	329,175	328,625
Consolidated Communications, Inc. Delayed Draw Term Loan B2
1 mo. USD LIBOR + 3.000%,
4.250%, due 10/04/23[3]	344,575	338,890
Telenet International Finance Sarl Term Loan AI
1 mo. USD LIBOR + 2.750%,
3.989%, due 06/30/25[3]	330,000	331,284
Telesat Canada 2017 Term Loan B
6 mo. USD LIBOR + 3.000%,
4.320%, due 11/17/23[3]	466,475	468,952
		1,467,751
Wireless telecommunication services—0.12%
CenturyLink, Inc. 2017 Term Loan B
2.750%, due 01/31/25	330,000	325,601
Sprint Communications, Inc. 1st Lien Term Loan B
1 mo. USD LIBOR + 2.500%,
3.750%, due 02/02/24[3]	328,350	329,443
Virgin Media Bristol LLC USD Term Loan I
1 mo. USD LIBOR + 2.750%,
3.989%, due 01/31/25[3]	345,000	346,294
		1,001,338
Total loan assignments (cost—$20,885,255)		21,018,386

Non-US government obligations—3.12%
Argentina Treasury Bill
2.704%, due 03/16/18[16]	2,300,000	2,270,592
Argentine Republic Government International Bond
5.250%, due 12/31/38[10]	855,000	613,462
Bermuda Government International Bond
4.854%, due 02/06/24[8]	200,000	217,739
Brazil Minas SPE via State of Minas Gerais
5.333%, due 02/15/28[8]	200,000	203,500
Brazilian Government International Bond
5.625%, due 01/07/41	100,000	101,350
7.125%, due 01/20/37	110,000	131,230

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]		Value ($)
Non-US government obligations—(continued)
8.250%, due 01/20/34	100,000		130,375
Bundesrepublik Deutschland
2.500%, due 07/04/44[8]	EUR	600,000	917,512
3.250%, due 07/04/42[8]	EUR	900,000	1,542,606
Colombia Government International Bond
6.125%, due 01/18/41	120,000		141,240
8.125%, due 05/21/24	100,000		127,250
Croatia Government International Bond
5.500%, due 04/04/23[8]	400,000		441,618
6.625%, due 07/14/20[8]	120,000		131,372
Dominican Republic International Bond
6.850%, due 01/27/45[8]	100,000		111,500
Egypt Government International Bond
5.750%, due 04/29/20[8]	100,000		103,810
6.875%, due 04/30/40[8]	100,000		99,433
7.500%, due 01/31/27[8]	200,000		221,718
Ghana Government International Bond
10.750%, due 10/14/30[8]	200,000		266,480
Hungary Government International Bond
7.625%, due 03/29/41	150,000		231,000
Indonesia Government International Bond
4.125%, due 01/15/25[8]	200,000		209,222
6.625%, due 02/17/37[8]	140,000		179,894
7.750%, due 01/17/38[8]	100,000		142,441
Ivory Coast Government International Bond
5.750%, due 12/31/32[8,10]	357,050		351,248
Japan Bank for International Cooperation/Japan
2.875%, due 07/21/27	2,200,000		2,220,375
Japan Finance Organization for Municipalities
2.125%, due 04/13/21[9]	2,000,000		1,979,051
2.625%, due 04/20/22[9]	2,500,000		2,507,204
Japan International Cooperation Agency
2.750%, due 04/27/27	1,300,000		1,291,363
Kuwait International Government Bond
2.750%, due 03/20/22[9]	1,700,000		1,714,875
Mexico Government International Bond
5.750%, due 10/12/10	366,000		382,470
Morocco Government International Bond
4.250%, due 12/11/22[8]	200,000		210,000
Nigeria Government International Bond
5.625%, due 06/27/22	60,000		61,425
6.750%, due 01/28/21[8]	400,000		425,128
Panama Government International Bond
6.700%, due 01/26/36	50,000		66,062
8.875%, due 09/30/27	80,000		115,800

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]		Value ($)
Non-US government obligations—(concluded)
Poland Government International Bond
3.250%, due 04/06/26	200,000		204,648
Republic of Columbia
4.000%, due 02/26/24	200,000		208,200
Republic of South Africa Government International Bond
5.500%, due 03/09/20	100,000		105,750
5.875%, due 05/30/22	100,000		109,104
Romanian Government International Bond
4.875%, due 01/22/24[8]	50,000		54,937
6.750%, due 02/07/22[8]	160,000		184,557
Russian Foreign Bond
5.000%, due 04/29/20[8]	200,000		211,250
Russian Foreign Bond - Eurobond
4.250%, due 06/23/27[8]	200,000		203,834
4.875%, due 09/16/23[8]	200,000		217,543
Serbia International Bond
4.875%, due 02/25/20[8]	400,000		416,647
Slovenia Government International Bond
5.250%, due 02/18/24[8]	200,000		227,371
South Africa Government Bond
6.500%, due 02/28/41	ZAR	44,650,000	2,157,796
South Africa Government International Bond
6.875%, due 05/27/19	100,000		106,339
Sri Lanka Government International Bond
6.200%, due 05/11/27[8]	200,000		212,550
6.250%, due 07/27/21[8]	200,000		215,750
Turkey Government International Bond
5.125%, due 03/25/22	450,000		466,875
5.625%, due 03/30/21	110,000		115,948
7.375%, due 02/05/25	180,000		206,775
Uruguay Government International Bond
5.100%, due 06/18/50	197,500		211,819
Zambia Government International Bond
8.500%, due 04/14/24[8]	200,000		214,000
Total non-US government obligations (cost—$26,394,638)			25,912,038

Municipal bonds and notes—1.52%
Education—0.10%
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25	100,000		100,825

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount[1]	Value ($)
Municipal bonds and notes—(concluded)
Education—(concluded)
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
4.468%, due 01/01/21[15]	780,000	740,017
		840,842
Media & Photography—0.78%
Alabama Economic Settlement Authority, Series B
3.163%, due 09/15/25	2,000,000	2,027,420
City of Chicago, Series B
7.375%, due 01/01/33	2,200,000	2,542,980
Illinois Taxable Pension
5.100%, due 06/01/33	505,000	509,161
State of Illinois
5.877%, due 03/01/19	1,335,000	1,382,486
		6,462,047
Transportation—0.41%
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000	3,374,443

Utilities—0.23%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000	108,792
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,811,010
		1,919,802
Total municipal bonds and notes (cost—$11,723,560)		12,597,134

Time deposit—0.36%
Dominion Resources
1.430%, due 11/14/17 (cost—$2,998,451)	3,000,000	2,998,451

Short-term US government obligations[16]—0.19%
US Treasury Bills
1.015%, due 01/04/18[2]	263,000	262,510

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Short-term US government obligations[16]—(concluded)
1.158%, due 05/24/18	1,350,000	1,340,419
Total short-term US government obligations (cost—$1,603,583)		1,602,929

Repurchase agreement—0.46%
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $3,840,794 US Treasury Notes, 1.500% to 2.125% due 08/31/21 to 01/31/22; (value—$ 3,869,904); proceeds: $3,794,005 (cost—$3,794,000)	3,794,000	3,794,000

	Number of Contracts	Notional Amount
Options purchased—0.00%†
Put options—0.00%†
90-Day Eurodollar Futures, strike @ $98.25, expires 03/19/18	320	USD	78,600,000	18,000
FNMA TBA, 3.500%, strike @ $72.00, expires 12/06/17 (Counterparty: JPMCB)	23,900,000	USD	1,720,800,000	0
US Treasury Note 10 Year Futures, strike @ $110, expires 11/24/17	12	USD	1,320,000	12
US Treasury Note 10 Year Futures, strike @ $113.50, expires 11/24/17	24	USD	2,724,000	24
US Treasury Note 10 Year Futures, strike @ $114.00, expires 11/24/17	675	USD	76,950,000	675
US Treasury Note 10 Year Futures, strike @ $114.50, expires 11/24/17	695	USD	79,577,500	695
US Treasury Note 10 Year Futures, strike @ $116.00, expires 11/24/17	19	USD	2,204,000	19
US Treasury Note 5 Year Futures, strike @ $110.70, expires 11/24/17	61	USD	6,755,750	61
US Treasury Note 5 Year Futures, strike @ $111.70, expires 11/24/17	169	USD	18,885,750	169
US Treasury Note 5 Year Futures, strike @ $112.20, expires 11/24/17	185	USD	20,766,250	185
Total options purchased (cost—$44,821)				19,840

Swaptions purchased[4]—0.02%
Put swaptions—0.02%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.940%, expires 08/20/18 (Counterparty: GSB; pay floating rate); underlying swap terminates 08/22/48	1,200,000	USD	1,200,000	31,370
3 Month USD LIBOR Interest Rate Swap, strike @ 2.905%, expires 08/20/18 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/22/48	3,600,000	USD	3,600,000	102,766
Total swaptions purchased (cost—$472,360)				134,136

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investment of cash collateral from securities loaned—0.34%
Money market fund—0.34%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$2,779,178)	2,779,178	2,779,178
Total investments (cost—$921,216,950)[17]—112.41%		932,186,482
Liabilities in excess of other assets—(12.41)%		(102,941,122)
Net assets—100.00%		$829,245,360

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Foreign exchange options written

Notional amount (000)		Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	100	100,000	USD Call/BRL Put, strike @ BRL 3.35	DB	11/30/17	690	(690)	—
USD	2,900	2,900,000	USD Call/BRL Put, strike @ BRL 3.40	GSI	12/27/17	27,260	(26,054)	1,206
USD	1,200	1,200,000	USD Call/BRL Put, strike @ BRL 3.40	GSI	01/03/18	11,520	(11,644)	(124)
USD	1,500	1,500,000	USD Call/BRL Put, strike @ BRL 3.41	GSI	12/28/17	12,000	(13,237)	(1,237)
USD	1,900	1,900,000	USD Call/BRL Put, strike @ BRL 3.48	CSI	01/30/18	19,475	(10,761)	8,714
USD	1,300	1,300,000	USD Call/BRL Put, strike @ BRL 4.25	DB	11/17/17	37,960	—	37,960
USD	2,000	2,000,000	USD Call/BRL Put, strike @ BRL 6.30	CSI	01/11/18	106,500	—	106,500
						215,405	(62,386)	153,019

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Options written

Number of contracts	Notional amount		Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation ($)
320	USD	79,000,000	Eurodollar Futures, strike @ 98.75	GSI	03/19/18	33,901	(2,000)	31,901

			Put options
71	USD	8,839,500	US Treasury Note 10 Year Futures, strike @ $124.50	GS	10/27/17	16,017	(71)	15,946
						49,918	(2,071)	47,847

Swaptions written4

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
USD	158	15,800	3 Month USD LIBOR Interest Rate Swap strike @ 2.800%, terminating 08/22/23	MSCI	Pay	08/20/18	352,560	(46,673)	305,887
USD	51	5,100	3 Month USD LIBOR Interest Rate Swap strike @ 2.800%, terminating 08/22/23	GSB	Pay	08/20/18	113,591	(15,066)	98,525
							466,151	(61,739)	404,412

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Interest rate futures buy contracts:
373	EUR	Euro Bund Futures	November 2017	4,714	4,345	(369)
249	EUR	German Euro Bund Futures	December 2017	46,975,332	47,205,235	229,903
2	USD	Australian Dollar Futures	December 2017	160,065	153,040	(7,025)
27	USD	Brazilian Real Futures	November 2017	826,339	820,260	(6,079)
4	USD	British Pound Futures	December 2017	324,400	332,525	8,125
61	USD	Mexican Peso Futures	December 2017	1,688,480	1,579,900	(108,580)
22	USD	New Zealand Dollar Futures	December 2017	1,565,263	1,503,920	(61,343)
US Treasury futures buy contracts:
40	USD	US Long Bond Futures	December 2017	6,210,451	6,098,750	(111,701)
2,161	USD	US Treasury Note 10 Year Futures	December 2017	273,221,064	269,989,937	(3,231,127)
309	USD	US Treasury Note 5 Year Futures	December 2017	36,573,280	36,210,937	(362,343)
71	USD	US Ultra Long Bond Futures	December 2017	11,870,973	11,699,469	(171,504)
10	USD	US Ultra Treasury Note 10 Year Futures	December 2017	1,334,885	1,339,219	4,334
				380,755,246	376,937,537	(3,817,709)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Interest rate futures sell contracts:
44	CAD	Canada Government Bond 10 Year Futures	December 2017	(4,703,476)	(4,687,172)	16,304
51	EUR	Euro Bund Futures	December 2017	(9,569,855)	(9,668,542)	(98,687)
12	EUR	German Euro BOBL Futures	December 2017	(1,833,502)	(1,842,046)	(8,544)
21	EUR	German Euro Buxl 30 Year Futures	December 2017	(3,993,122)	(4,063,601)	(70,479)
109	EUR	German Euro Schatz Futures	December 2017	(14,242,267)	(14,254,129)	(11,862)
60	EUR	Italian Government Bond Futures	December 2017	(9,608,018)	(9,756,081)	(148,063)
347	EUR	Mid-Term Euro-OAT Futures	December 2017	(63,108,372)	(63,645,769)	(537,397)
143	GBP	United Kingdom Long Gilt Bond Futures	December 2017	(23,959,294)	(23,613,431)	345,863
490	USD	90-Day Eurodollar Futures	December 2017	(120,809,314)	(120,650,250)	159,064
157	USD	90-Day Eurodollar Futures	March 2018	(38,666,357)	(38,602,375)	63,982
173	USD	90-Day Eurodollar Futures	June 2018	(42,566,403)	(42,486,638)	79,765
148	USD	90-Day Eurodollar Futures	December 2018	(36,329,822)	(36,287,750)	42,072
167	USD	90-Day Eurodollar Futures	March 2019	(40,938,414)	(40,923,350)	15,064
96	USD	90-Day Eurodollar Futures	June 2019	(23,519,902)	(23,511,600)	8,302
140	USD	90-Day Eurodollar Futures	September 2019	(34,291,158)	(34,272,000)	19,158
149	USD	90-Day Eurodollar Futures	December 2019	(36,505,748)	(36,454,713)	51,035
19	USD	Canadian Dollar Futures	December 2017	(1,514,799)	(1,473,925)	40,874
13	USD	Euro Fx Futures with American Style Options	December 2017	(1,944,881)	(1,898,162)	46,719
18	USD	South African Rand Futures	December 2017	(679,752)	(630,900)	48,852
US Treasury futures sell contracts:
65	USD	US Long Bond Futures	December 2017	(10,033,288)	(9,910,468)	122,820
				(518,817,744)	(518,632,902)	184,842
						(3,632,867)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	EUR	14,377,000	USD	16,755,632	12/04/17	(19,157)
BNP	GBP	865,000	USD	1,130,132	11/02/17	(18,718)
BNP	GBP	16,152,000	USD	21,273,121	12/04/17	(197,894)
BNP	USD	16,727,640	EUR	14,377,000	11/02/17	19,402
BNP	USD	21,254,771	GBP	16,152,000	11/02/17	197,508
BOA	EUR	14,173,000	USD	16,642,078	11/02/17	132,666
BOA	USD	10,013,032	EUR	8,608,000	11/02/17	13,992
BOA	USD	12,363,950	JPY	1,388,500,000	11/15/17	(146,070)
CITI	BRL	1,473,704	USD	467,190	11/03/17	16,695
CITI	BRL	1,473,704	USD	461,868	12/04/17	13,211
CITI	EUR	8,608,000	USD	10,011,104	11/02/17	(15,920)
CITI	EUR	301,000	USD	350,593	12/04/17	(608)
CITI	NZD	227,000	USD	163,191	11/02/17	7,855
CITI	USD	463,648	BRL	1,473,704	11/03/17	(13,153)
CITI	USD	10,027,804	EUR	8,608,000	12/04/17	15,834
CITI	USD	711,609	MXN	13,710,000	12/15/17	(1,718)
CITI	USD	6,146,755	SGD	8,320,000	12/04/17	(41,633)
CITI	USD	1,414,949	SGD	1,929,000	12/04/17	530
CITI	USD	110,829	ZAR	1,514,000	11/06/17	(3,824)
CSI	TWD	630,138,586	USD	20,889,726	12/04/17	(32,599)
CSI	USD	311,819	INR	20,439,741	12/04/17	2,463
CSI	USD	3,814,000	KRW	4,369,699,800	12/04/17	86,821
CSI	USD	2,768,000	TWD	82,901,600	12/18/17	(13,188)
DB	BRL	3,127,743	USD	954,482	11/03/17	(1,634)
DB	CHF	898,000	USD	926,643	11/15/17	25,795
DB	USD	957,000	BRL	3,127,743	11/03/17	(884)
DB	USD	3,336,343	MXN	64,634,000	12/15/17	10,347
GSI	BRL	3,088,776	USD	945,400	11/03/17	1,196
GSI	CAD	5,156,000	USD	3,993,803	11/02/17	(2,822)
GSI	MYR	2,596,159	USD	616,445	12/04/17	4,042
GSI	SGD	16,231,408	USD	11,925,213	12/04/17	14,789
GSI	USD	942,591	BRL	3,088,776	11/03/17	1,614
GSI	USD	3,994,824	CAD	5,156,000	12/04/17	2,911
GSI	USD	17,730,122	JPY	1,937,200,000	11/15/17	(684,044)
GSI	USD	1,000	KRW	1,145,700	12/04/17	23
HSBC	JPY	63,900,000	USD	567,660	11/15/17	5,382
HSBC	USD	11,256,418	MXN	217,035,000	12/15/17	(18,544)
HSBC	USD	1,059,695	SGD	1,447,000	12/04/17	2,097
JPMCB	EUR	204,000	USD	239,791	11/02/17	2,162
JPMCB	GBP	15,287,000	USD	20,488,877	11/02/17	185,448
JPMCB	JPY	4,979,800,000	USD	45,149,396	11/15/17	1,330,454

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
JPMCB	KRW	23,815,960,520	USD	20,964,016	12/04/17	(296,438)
JPMCB	USD	1,206,000	CAD	1,548,612	11/01/17	(5,619)
JPMCB	USD	5,684,195	CAD	7,307,000	11/02/17	(20,243)
JPMCB	USD	1,186,084	CAD	1,531,000	12/04/17	986
JPMCB	USD	977,841	CHF	941,000	11/15/17	(33,856)
JPMCB	USD	11,877,045	JPY	1,319,000,000	11/15/17	(270,717)
JPMCB	USD	6,121,784	JPY	698,100,000	11/15/17	21,033
RBS	USD	3,402,000	TWD	101,787,840	12/18/17	(19,600)
						256,373

Centrally cleared credit default swap agreements on credit indices—buy protection19

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio (%)[18]	Upfront payments received (made)($)	Value($)	Unrealized depreciation($)
CMBX.NA.AAA.8 Index	USD	4,229	06/20/21	Quarterly	1.000	122,800	(399,235)	(276,435)

Centrally cleared credit default swap agreements on corporate issues—sell protection20

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[18]	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
Airbus Group Finance BV, bond, 5.500%, due 09/25/18	EUR	1,700	12/20/17	Quarterly	1.000	(624)	4,927	4,303
Anheuser-Busch InBev Finance, Inc. bond, 2.25%, due 09/24/20	EUR	1,600	12/20/17	Quarterly	1.000	(1,584)	4,523	2,939
Berkshire Hathaway, Inc. bond, 1.550%, due 02/09/18	USD	2,200	12/20/21	Quarterly	1.000	(15,081)	55,462	40,381
Exelon Generation Co. LLC, bond, 6.200%, due 10/01/17	USD	2,000	12/20/21	Quarterly	1.000	74,168	5,413	79,581
MetLife, Inc. bond, 4.75%, due 02/08/21	USD	1,900	12/20/21	Quarterly	1.000	18,829	50,891	69,720
Tesco PLC, bond, 6.000%, due 12/14/29	EUR	3,000	06/20/22	Quarterly	1.000	133,392	18,437	151,829
Volkswagen International Finance N.V. bond, 5.375%, due 05/22/18	EUR	2,000	12/20/17	Quarterly	1.000	(1,277)	5,656	4,379
						207,823	145,309	353,132

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection20

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio (%)[18]	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
CDX North America High Yield 29 Index	USD	8,200	12/20/22	Quarterly	1.000	(182,186)	199,180	16,994
5Y Markit CDX North American Investment Grade 27 Index	USD	146,700	06/20/22	Quarterly	1.000	(2,570,652)	3,405,005	834,353
						(2,752,838)	3,604,185	851,347

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[18]	Payments received by the Portfolio(%)[18]	Value($)	Unrealized appreciation (depreciation)($)
BRL	66,200	01/02/20	Quarterly	Brazil Interbank Deposit Rate	8.180	(51,185)	(55,987)
BRL	75,500	01/02/20	Quarterly	Brazil Interbank Deposit Rate	8.220	(42,016)	(18,871)
BRL	22,400	01/02/25	Quarterly	Brazil Interbank Deposit Rate	9.650	(59,693)	(56,524)
CAD	500	12/16/46	Semi-Annual	1.750	3 Month Canadian Dollar	67,169	73,581
EUR	1,600	03/21/48	Annual	6 Month EURIBOR	1.500	(31,712)	23,915
GBP	10,500	03/21/23	Semi-Annual	1.000	6 Month EURIBOR	117,129	209,967
GBP	18,400	03/21/28	Semi-Annual	1.500	6 Month EURIBOR	(168,012)	344,632
JPY	3,620,000	03/18/26	Semi-Annual	0.300	6 Month EURIBOR	(197,897)	(10,434)
JPY	580,000	09/20/27	Semi-Annual	0.300	6 Month EURIBOR	(24,813)	3,878
USD	25,000	12/16/19	Quarterly	2.000	3 Month USD LIBOR	(233,569)	54,013
USD	4,400	12/16/20	Quarterly	2.000	3 Month USD LIBOR	(33,297)	15,510
USD	20,200	12/20/27	Quarterly	2.500	3 Month USD LIBOR	(187,615)	355,897
						(845,511)	939,577

Credit default swap agreements on corporate issues—sell protection20

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[18]	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
BNP	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,300	03/20/20	Quarterly	1.000	91,466	2,329	93,795
GSI	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,500	03/20/20	Quarterly	1.000	109,744	2,687	112,431
							201,210	5,016	206,226

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Credit default swap agreement on credit indices—sell protection20

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio (%)[18]	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
BOA	CMBX.NA.AAA.9 Index	USD	3,200	09/17/58	Monthly	0.500	239,944	3,702	243,646

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	217,984,080	—	217,984,080
Government national mortgage association certificates	—	21,919	—	21,919
Federal home loan mortgage corporation certificates	—	2,943,333	—	2,943,333
Federal housing administration certificates	—	—	7,283	7,283
Federal national mortgage association certificates	—	118,281,525	14,335	118,295,860
Collateralized mortgage obligations	—	110,205,445	—	110,205,445
Asset-backed securities	—	104,154,009	—	104,154,009
Corporate notes	—	307,718,461	—	307,718,461
Loan assignments	—	21,018,386	—	21,018,386
Non-US government obligations	—	25,912,038	—	25,912,038
Municipal bonds and notes	—	12,597,134	—	12,597,134
Time deposit	—	2,998,451	—	2,998,451
Short-term US government obligations	—	1,602,929	—	1,602,929
Repurchase agreement	—	3,794,000	—	3,794,000
Options purchased	19,840	—	—	19,840
Swaptions purchased	—	134,136	—	134,136
Investment of cash collateral from securities loaned	—	2,779,178	—	2,779,178
Futures contracts	1,302,236	—	—	1,302,236
Forward foreign currency contracts	—	2,115,256	—	2,115,256
Swap agreements	—	3,942,510	—	3,942,510
Total	1,322,076	938,202,790	21,618	939,546,484

Liabilities
Foreign exchange options written		(62,386)		(62,386)
Options written	(2,000)	(71)	—	(2,071)
Swaptions written	—	(61,739)	—	(61,739)
Futures contracts	(4,935,103)	—	—	(4,935,103)
Forward foreign currency contracts	—	(1,858,883)	—	(1,858,883)
Swap agreements	—	(1,429,044)	—	(1,429,044)
Total	(4,937,103)	(3,412,123)	—	(8,349,226)

At October 31, 2017, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended October 31, 2017:

	Federal housing administration certificates	Federal national mortgage association certificates	Total
Beginning balance	$7,700	$14,454	$22,154
Purchases	—	—	—
Sales	(448)	(134)	(582)
Accrued discounts/(premiums)	(13)	—	(13)
Total realized gain/(loss)	(11)	—	(11)
Net change in unrealized appreciation/depreciation	55	15	70
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	$7,283	$14,335	$21,618

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2017, was $45.

Portfolio footnotes

†	Amount represents less than 0.005%.
1	In US dollars unless otherwise indicated.
2	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
3	Variable or floating rate security. The interest rate shown is the current rate as of period end and changes periodically.
4	Illiquid investment at the period end.
5	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
6	Security is being fair valued by a valuation committee under the direction of the board of trustees.
7

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

8

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

9

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

10	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
11	Perpetual investment. Date shown reflects the next call date.
12	Bond interest in default.
13	Security, or portion thereof, was on loan at the period end.
14	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
15	Rate shown reflects annualized yield at the period end on zero coupon bond.
16	Rate shown is the discount rate at the date of purchase unless otherwise noted.
17	Includes $2,717,747 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $2,779,178.
18	Payments made or received are based on the notional amount.
19

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

20

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—98.78%
Alabama—1.13%
Alabama Federal Aid Highway Finance Authority, Series A
5.000%, due 09/01/29	2,000,000	2,454,860
Lower Alabama Gas District Gas Project Revenue, Series A
5.000%, due 09/01/31	1,500,000	1,805,370
		4,260,230
Alaska—0.45%
City of Anchorage AK Wastewater Revenue Refunding, Series B
5.000%, due 05/01/31	1,395,000	1,675,144

Arizona—1.27%
Maricopa County Industrial Development Authority (Banner Health Obligation Group), Series A
5.000%, due 01/01/31	3,000,000	3,573,660
Salt Verde Financial Corp., Revenue Bonds
5.000%, due 12/01/32	1,000,000	1,208,630
		4,782,290
Arkansas—0.43%
University of Arkansas, (Fayetteville Campus), Series A
5.000%, due 11/01/29	1,385,000	1,619,564

California—7.77%
California Infrastructure & Economic Development Bank Revenue Refunding (Academy of Motion Picture Arts)
5.000%, due 11/01/28	1,205,000	1,424,780
California State
5.000%, due 09/01/23	1,000,000	1,172,160
5.000%, due 12/01/24	2,000,000	2,391,200
5.000%, due 08/01/29	3,000,000	3,638,400
5.000%, due 08/01/30	1,000,000	1,205,760
California State Public Works Board Lease Revenue (Judicial Council Project), Series A
5.000%, due 03/01/24	1,750,000	2,040,167
California State Public Works Board Lease Revenue Refunding, Series H
5.000%, due 12/01/23	2,705,000	3,215,109
Los Angeles Department of Airports (Los Angeles International Airport), Series A, AMT
5.000%, due 05/15/32	2,000,000	2,279,180
Los Angeles Department of Water & Power Revenue Power Systems, Series B
5.000%, due 07/01/25	5,000,000	5,497,950
North Natomas Community Facilities District No. 4 Special Tax, Series E
5.000%, due 09/01/19	1,385,000	1,475,551
Northern California Power Agency Refunding (Hydroelectric Project 1), Series A
5.000%, due 07/01/28	1,845,000	2,132,986

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
Orange County Transportation Authority Toll Road Revenue Refunding (Senior Lien 91 Express Lanes)
5.000%, due 08/15/29	1,000,000	1,169,670
Stockton Unified School District (AGM Insured)
5.000%, due 07/01/23	1,270,000	1,470,724
University of California Revenue Unrefunded General, Series Q
5.250%, due 05/15/23	110,000	111,502
		29,225,139
Colorado—2.92%
Denver City & County Airport Revenue
Series A, AMT
5.500%, due 11/15/19	2,500,000	2,705,025
Subseries A, AMT
5.500%, due 11/15/26	7,000,000	8,264,270
		10,969,295
Connecticut—0.57%
Hartford County Metropolitan District Revenue (Green Bonds), Series A
5.000%, due 11/01/29	1,870,000	2,151,566

District of Columbia—1.42%
Metropolitan Washington, Airport Authority Airport System Revenue, AMT
5.000%, due 10/01/28	2,500,000	3,048,200
Metropolitan Washington, Airport Authority Airport System Revenue, Series A, AMT
5.000%, due 10/01/22	2,000,000	2,310,880
		5,359,080
Florida—5.04%
Broward Port Facilities Revenue Refunding, Series B, AMT
5.000%, due 09/01/21	2,000,000	2,244,500
Citizens Property Insurance Corp. Revenue, Series A-1
5.000%, due 06/01/25	10,000,000	11,913,100
JEA Electric System Revenue, Series A
5.000%, due 10/01/24	1,200,000	1,407,876
Miami Beach Redevelopment Agency Tax Increment Revenue Refunding
5.000%, due 02/01/28	1,000,000	1,162,570

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—(concluded)
Orange County Florida Tourist Development Tax Revenue Refunding, Series B
5.000%, due 10/01/30	1,885,000	2,242,830
		18,970,876
Georgia—1.88%
Atlanta Development Authority Revenue Senior Lien, Series A-1
5.000%, due 07/01/32	2,000,000	2,326,980
Fulton County Development Authority of Georgia Revenue (Anticipation CTFS-Wellstar Health System, Inc. Project), Series A
5.000%, due 04/01/36	1,000,000	1,143,740
Fulton County Development Authority of Georgia Revenue (Piedmont Healthcare, Inc. Project), Series A
5.000%, due 07/01/27	1,500,000	1,785,120
Main Street Natural Gas, Inc. Revenue, Series A
5.500%, due 09/15/28	1,500,000	1,799,295
		7,055,135
Illinois—11.80%
Chicago O’Hare International Airport Revenue Refunding, Series A, AMT
5.000%, due 01/01/29	2,500,000	2,861,650
Chicago O’Hare International Airport Revenue Senior Lien, Series B
5.000%, due 01/01/35	1,750,000	2,011,257
Chicago O’Hare International Airport Revenue, Series A, AMT
5.000%, due 01/01/23	1,150,000	1,290,576
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,526,024
Illinois County of Cook Sale Tax Revenue Refunding
5.000%, due 11/15/35	2,500,000	2,918,725
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150%, due 01/01/19	2,000,000	2,085,300
Illinois Finance Authority Revenue Advocate Health Care Network
5.000%, due 06/01/27	3,000,000	3,397,350
Illinois Finance Authority Revenue University of Chicago, Series A
5.000%, due 10/01/29	2,440,000	2,742,633
Illinois Municipal Electric Agency Power Supply System Revenue Refunding, Series A
5.000%, due 02/01/32	2,500,000	2,901,325
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior, Series A-1
5.000%, due 01/01/25	1,250,000	1,343,613
Railsplitter Tobacco Settlement Authority
5.500%, due 06/01/23	6,115,000	6,916,493
6.000%, due 06/01/28	2,500,000	2,817,050
Southwestern Illinois Development Authority Health Facility Revenue (Memorial Group, Inc.)
7.125%, due 11/01/30	1,500,000	1,963,110

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
University of Illinois, (Auxiliary Facilities System), Series A
5.000%, due 04/01/27	4,000,000	4,475,360
University of Illinois, Series A
5.000%, due 04/01/30	1,000,000	1,124,570
		44,375,036
Indiana—0.94%
Indiana Finance Authority Revenue Refunding (Stadium Project), Series A
5.250%, due 02/01/35	1,000,000	1,187,910
Richmond Hospital Authority Revenue Refunding Reid Hospital & Health Care, Series A
5.000%, due 01/01/30	2,055,000	2,341,303
		3,529,213
Kentucky—0.62%
Pikeville Hospital Revenue Refunding & Improvement (Pikeville Medical Center)
6.000%, due 03/01/22	2,055,000	2,326,650
Louisiana—2.94%
East Baton Rouge Sewerage Commission Revenue Refunding, Series B
5.000%, due 02/01/28	1,000,000	1,177,060
New Orleans Aviation Board Revenue, Series B (AGM Insured), AMT
5.000%, due 01/01/28	1,500,000	1,749,870
State of Louisiana State Highway Improvement Revenue, Series A
5.000%, due 06/15/29	3,500,000	4,112,325
Tobacco Settlement Funding Corp., (Asset-Backed Refunding Bonds), Series A
5.000%, due 05/15/27	4,000,000	4,022,280
		11,061,535
Maryland—0.74%
Maryland Economic Development Corp. (Purple Line Light Rail Project) Revenue Bonds, Series A, AMT
5.000%, due 03/31/24	1,000,000	1,113,990
Maryland Health & Higher Educational Facilities Authority Revenue Peninsula Regional Medical Center
5.000%, due 07/01/32	1,500,000	1,687,020
		2,801,010
Massachusetts—4.74%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes (Accelerated Bridge Program), Series A
5.000%, due 06/15/23	2,500,000	2,889,075
Massachusetts Educational Financing Authority, Series K, AMT
5.000%, due 07/01/22	2,500,000	2,807,425

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts State College Building Authority Revenue Refunding, Series B
5.000%, due 05/01/29	2,500,000	2,845,275
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series B
5.000%, due 08/15/28	3,000,000	3,469,590
Massachusetts State, Series B
5.000%, due 08/01/22	5,000,000	5,798,850
		17,810,215
Michigan—2.68%
Detroit Sewer Disposal Revenue Senior Lien, Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,651,300
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien, Series D
5.000%, due 07/01/26	1,100,000	1,307,339
Michigan State Finance Authority Revenue Refunding (Beaumont Health Credit Group)
5.000%, due 08/01/33	2,415,000	2,714,750
Michigan State Finance Authority Revenue Refunding (Detroit School District), Series A
5.000%, due 05/01/22	1,485,000	1,683,218
Michigan State Finance Authority Revenue Refunding Senior Lien (Detroit Water And Sewerage), Series C-3 (AGM Insured)
5.000%, due 07/01/30	1,500,000	1,710,045
		10,066,652
Minnesota—0.28%
Minneapolis-St Paul Metropolitan Airports Commission Senior Revenue, Series C
5.000%, due 01/01/34	900,000	1,065,420

Missouri—3.61%
City of Kansas City, Missouri Airport Revenue, Series A, AMT
5.000%, due 09/01/23	5,000,000	5,617,200
Missouri Joint Municipal Electric Utility Commission Revenue Refunding Prairie State Project, Series A
5.000%, due 12/01/25	2,300,000	2,756,228
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Coxhealth, Series A
5.000%, due 11/15/34	2,000,000	2,268,840
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Saint Luke’s Health System
5.000%, due 11/15/28	1,000,000	1,181,110
Missouri State Health & Educational Facilities Authority Health Facilities Revenue SSM Health Care, Series A
5.000%, due 06/01/27	1,500,000	1,742,325
		13,565,703
Nebraska—1.94%
City of Lincoln, Nebraska Electric System Revenue
5.000%, due 09/01/22	3,790,000	4,411,560

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Nebraska—(concluded)
Public Power Generation Agency Revenue Refunding Whelan Energy Center Unit 2, Series A
5.000%, due 01/01/30	2,500,000	2,884,500
		7,296,060
Nevada—0.83%
Las Vegas Valley Water District, Series B
5.000%, due 06/01/25	2,700,000	3,116,772

New Jersey—2.88%
New Jersey Economic Development Authority Revenue Refunding,
Series WW
5.250%, due 06/15/31	2,100,000	2,342,361
Series XX
5.000%, due 06/15/26	1,600,000	1,796,768
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co., Series C, AMT
5.100%, due 06/01/23	1,000,000	1,079,150
New Jersey Health Care Facilities Financing Authority Revenue Refunding (Virtua Health)
5.000%, due 07/01/25	1,500,000	1,748,910
New Jersey State Higher Education Assistance Authority Revenue,
Series 1A, AMT
5.000%, due 12/01/18	1,000,000	1,035,720
5.000%, due 12/01/21	2,550,000	2,827,159
		10,830,068
New Mexico—0.27%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue, Subseries B
1 mo. USD LIBOR - 0.650%,
1.478%, due 02/01/19[1]	1,000,000	1,001,050

New York—12.65%
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1
5.000%, due 11/15/29	2,500,000	2,929,100
Metropolitan Transportation Authority Revenue Refunding, Series D
5.000%, due 11/15/30	1,500,000	1,790,910
Nassau County New York Industrial Development, Series B
5.000%, due 10/01/21	4,045,000	4,577,848
New York City Health & Hospital Corp. Revenue Health System, Series A
5.000%, due 02/15/22	3,500,000	3,789,030
New York City Municipal Finance Authority Water & Sewer Systems Revenue Refunding, Series DD
5.000%, due 06/15/29	1,500,000	1,781,760
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series HH
5.000%, due 06/15/29	2,500,000	2,814,625

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series B
5.000%, due 02/01/23	2,500,000	2,788,900
Subseries I
5.000%, due 05/01/23	2,435,000	2,863,414
New York City,
Series E
5.000%, due 08/01/24	3,065,000	3,567,261
Series H
5.000%, due 08/01/25	2,990,000	3,527,692
New York State Dorm Authority State Personal Income Tax Revenue General Purpose, Series C
5.000%, due 03/15/25	2,320,000	2,597,170
New York State Dorm Authority State University Dormitory Facilities, Series A
5.000%, due 07/01/34	2,500,000	2,960,425
New York State Thruway Authority General Revenue, Series I
5.000%, due 01/01/20	1,000,000	1,079,350
New York State Urban Development Corp. Empire State Development State Personal Income Tax Revenue Bonds, Series E
5.000%, due 03/15/31	2,000,000	2,318,340
New York Transportation Development Corp. Special Facility Revenue Refunding (Laguardia Airport Terminal B Redevelopment), Series A, AMT
5.000%, due 07/01/34	1,000,000	1,112,920
New York Transportation Development Corp. Special Facility Revenue Refunding (Terminal One Group Association), AMT
5.000%, due 01/01/22	1,500,000	1,686,555
Port Authority of New York & New Jersey Revenue Consolidated (One Hundred Eighty-Fifth), AMT
5.000%, due 09/01/22	2,400,000	2,771,784
Triborough Bridge & Tunnel Authority Revenue, Subseries 2003B-2
1 mo. USD LIBOR - 0.350%,
1.178%, due 01/01/33[1]	1,500,000	1,499,190
TSASC, Inc. Tobacco Settlement Bonds, Series A
5.000%, due 06/01/34	1,000,000	1,123,780
		47,580,054
North Carolina—1.16%
North Carolina Capital Improvement Obligations, Series C
5.000%, due 05/01/30	1,000,000	1,127,560
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding (Vidant Health)
5.000%, due 06/01/32	1,500,000	1,719,885

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina Turnpike Authority Senior Lien (AGM Insured)
5.000%, due 01/01/26	1,250,000	1,500,900
		4,348,345
Ohio—0.07%
Kent State University Unrefunded Revenue General Receipts, Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	250,000	264,247

Oregon—0.71%
Oregon State Facilities Authority Revenue Refunding (Legacy Health Project), Series A
5.000%, due 06/01/32	2,300,000	2,661,284

Pennsylvania—2.66%
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,113,960
Pennsylvania Turnpike Commission Turnpike Refunding Subordinated Revenue, Series B
5.000%, due 06/01/28	2,000,000	2,341,820
Pennsylvania Turnpike Commission Turnpike Revenue, Series B
5.000%, due 12/01/32	1,250,000	1,456,450
Philadelphia School District Prerefunded, Series F
5.000%, due 09/01/30	10,000	12,426
Philadelphia School District Refunding, Series E
5.000%, due 09/01/18	1,000,000	1,027,160
Philadelphia School District Unrefunded, Series F
5.000%, due 09/01/30	2,640,000	2,974,779
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project, Series B
5.500%, due 09/15/21	1,000,000	1,059,340
		9,985,935
Rhode Island—1.08%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue (Brown University)
5.000%, due 09/01/22	3,500,000	4,072,250

South Carolina—0.76%
Columbia Waterworks & Sewer Systems Refunding
5.000%, due 02/01/28	2,500,000	2,850,925

Tennessee—1.94%
Metropolitan Government of Nashville & Davidson County, Series D
5.000%, due 07/01/23	5,000,000	5,481,350

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Tennessee—(concluded)
Tennessee Energy Acquisition Corp. Gas Revenue, Series A
5.250%, due 09/01/26	1,500,000	1,807,830
		7,289,180
Texas—11.98%
Arlington City, Texas Special Tax Revenue Senior Lien (AGM Insured)
5.000%, due 02/15/31	1,500,000	1,745,070
Arlington Independent School District School Building Bond,
Series A (PSF-GTD)
5.000%, due 02/15/25	1,400,000	1,639,540
5.000%, due 02/15/26	1,295,000	1,510,851
Central Texas Regional Mobility Authority Senior Lien Revenue, Series A
5.000%, due 01/01/35	1,100,000	1,242,351
Central Texas Turnpike System, Series C
5.000%, due 08/15/31	2,000,000	2,276,760
City of Brownsville, Texas Utilities System Revenue, Series A
5.000%, due 09/01/28	2,225,000	2,548,359
City of Rockwall, Texas Combination Tax and Surplus Revenue
5.000%, due 08/01/21	1,000,000	1,130,950
City of Waco, Texas Combination Tax And Revenue Certificates of Obligation
5.000%, due 02/01/20	1,000,000	1,084,450
Clifton Higher Education Finance Corp. Revenue Refunding Idea Public Schools (PSF-GTD)
5.000%, due 08/15/28	1,100,000	1,287,088
Cypress-Fairbanks Independent School District (PSF-GTD)
5.000%, due 02/15/25	2,500,000	2,927,750
Dickinson Independent School District (PSF-GTD)
5.000%, due 02/15/30	2,500,000	2,932,825
EL Paso County Hospital District
5.000%, due 08/15/29	2,000,000	2,217,660
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Contractual Obligations
5.000%, due 11/01/23	2,000,000	2,373,540
Harris County-Houston Sports Authority Revenue Refunding Senior Lien, Series A
5.000%, due 11/15/29	1,000,000	1,153,400
Houston Utility System Revenue First Lien, Series D
5.000%, due 11/15/29	2,000,000	2,258,060
Love Field Airport Modernization Corp. General Airport Revenue, AMT
5.000%, due 11/01/35	1,700,000	1,933,682
North Texas Tollway Authority Revenue Refunding,
Series A
5.000%, due 01/01/31	2,750,000	3,169,045
5.000%, due 01/01/34	2,775,000	3,166,747

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
San Antonio Texas Refunding & Improvement
5.000%, due 02/01/20	1,370,000	1,485,066
Socorro Independent School District Refunding, Series A (PSF-GTD)
5.000%, due 08/15/28	3,885,000	4,653,764
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding (Baylor Scott and White Memorial Hospital), Series B
5.000%, due 11/15/32	1,000,000	1,169,560
West Travis County Public Utility Agency Revenue
5.500%, due 08/15/24	1,000,000	1,144,280
		45,050,798
Virginia—2.06%
City of Richmond, Virginia Public Utility Revenue
5.000%, due 01/15/26	2,030,000	2,495,459
Virginia College Building Authority Virginia Educational Facilities Revenue Bonds, (21st Century College), Series C
5.000%, due 02/01/31	2,825,000	3,417,741
Virginia Small Business Financing Authority Senior Lien Revenue Bonds, (95 Express Lanes LLLC Project), AMT
5.000%, due 07/01/34	1,700,000	1,835,541
		7,748,741
Washington—3.71%
Central Puget Sound Regional Transit Authority Revenue (Green Bonds), Series S-1
5.000%, due 11/01/26	1,000,000	1,247,770
City of Seattle Washington Municipal Light and Power Improvement Prerefunded Revenue, Series, A
5.000%, due 02/01/22	1,355,000	1,512,505
City of Seattle Washington Municipal Light and Power Improvement Unrefunded Revenue, Series, A
5.000%, due 02/01/22	1,145,000	1,277,316
Energy Northwest Project 1 Electric Revenue Refunding, Series A
5.000%, due 07/01/26	1,000,000	1,152,680
Port of Seattle Revenue Refunding, AMT
5.500%, due 12/01/22	500,000	570,775
Port of Seattle Revenue, Series C, AMT
5.000%, due 04/01/32	1,955,000	2,218,339
Washington State, Series A-1
5.000%, due 08/01/31	5,000,000	5,968,450
		13,947,835
Wisconsin—2.85%
Public Finance Authority lease Development Revenue (Central District Development Project)
5.000%, due 03/01/34	1,500,000	1,716,060

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Wisconsin—(concluded)
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)
5.000%, due 08/15/27	1,000,000	1,148,590
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series A
5.125%, due 04/15/31	3,000,000	3,327,180
Wisconsin Health & Educational Facilities Authority Revenue (Unitypoint Health), Series A
5.000%, due 12/01/26	1,175,000	1,386,688
WPPI Energy Power Supply Revenue, Series A
5.000%, due 07/01/32	2,760,000	3,136,243
		10,714,761
Total municipal bonds and notes (cost—$359,115,347)		371,428,058

Repurchase agreement—0.13%
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $485,000 US Treasury Note, 2.000% due 08/31/21; (value—$489,131); proceeds: $475,001 (cost—$475,000)	475,000	475,000
Total investments (cost—$359,590,347)—98.91%		371,903,058
Other assets in excess of liabilities—1.09%		4,104,793
Net assets—100.00%		$376,007,851

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Portfolio’s investments. In the event a  Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	371,428,058	—	371,428,058
Repurchase agreement	—	475,000	—	475,000
Total	—	371,903,058	—	371,903,058

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnote

1         Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—87.82%
Australia—1.73%
Australia Government Bond
3.000%, due 03/21/47[1]	AUD	600,000	421,323
4.250%, due 04/21/26[1]	AUD	4,750,000	4,093,226
BHP Billiton Finance Ltd.
5 year GBP Swap + 4.817%,
6.500%, due 10/22/77[1,2]	GBP	280,000	435,954
Westpac Banking Corp.
2.100%, due 02/25/21[1]	USD	2,600,000	2,591,495
			7,541,998
Austria—0.63%
Republic of Austria Government Bond
1.200%, due 10/20/25[1,3]	EUR	2,200,000	2,748,565

Belgium—0.86%
Kingdom of Belgium Government Bond
4.250%, due 09/28/22[1]	EUR	1,250,000	1,781,762
5.000%, due 03/28/35[1,3]	EUR	1,050,000	1,968,689
			3,750,451
Canada—3.40%
Bank of Montreal. MTN
2.350%, due 09/11/22	USD	900,000	890,675
Canadian Government Bond
1.500%, due 06/01/26	CAD	2,300,000	1,726,382
5.750%, due 06/01/33	CAD	910,000	1,037,559
Canadian Natural Resources Ltd.
3.900%, due 02/01/25	USD	80,000	82,585
Cenovus Energy, Inc.
6.750%, due 11/15/39	USD	360,000	429,417
Fortis, Inc.
3.055%, due 10/04/26	USD	135,000	131,067
Government of Canada
5.000%, due 06/01/37	CAD	650,000	720,693
Hydro-Quebec
6.500%, due 02/15/35	CAD	750,000	854,509
MEG Energy Corp.
6.500%, due 01/15/25[3,4]	USD	250,000	248,750
National Bank of Canada
0.500%, due 01/26/22[1]	EUR	2,000,000	2,375,575
Province of Ontario Canada
2.400%, due 06/02/26	CAD	4,050,000	3,106,392

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
Canada—(concluded)
Province of Quebec Canada
5.000%, due 12/01/41	CAD	1,100,000	1,131,650
The Toronto-Dominion Bank
0.250%, due 04/27/22[1]	EUR	1,600,000	1,879,922
Valeant Pharmaceuticals International, Inc.
5.875%, due 05/15/23[3]	USD	250,000	210,938
			14,826,114
Colombia—0.28%
Colombia Government International Bond
5.000%, due 06/15/45	USD	1,186,000	1,220,097

Denmark—0.40%
Denmark Government Bond
1.500%, due 11/15/23	DKK	10,250,000	1,758,300

France—2.08%
Air Liquide Finance SA
2.250%, due 09/27/23[3]	USD	410,000	398,751
AXA SA
(fixed, converts to FRN on 07/04/23),
5.125%, due 07/04/43[1]	EUR	800,000	1,126,652
Cie de Saint-Gobain
5.625%, due 11/15/24[1]	GBP	100,000	162,832
Dexia Credit Local SA
1.250%, due 11/26/24[1]	EUR	1,700,000	2,085,914
Engie SA
2.875%, due 10/10/22[1]	USD	2,369,000	2,394,934
Europcar Groupe SA
5.750%, due 06/15/22[1]	EUR	200,000	245,900
French Republic Government Bond OAT
4.000%, due 04/25/55[1]	EUR	450,000	837,454
NEW Areva Holding SA
4.875%, due 09/23/24	EUR	200,000	262,441
SFR Group SA
5.625%, due 05/15/24[1]	EUR	200,000	253,345
Societe Generale SA
5.200%, due 04/15/21[1]	USD	800,000	871,280
Total Capital International SA
0.750%, due 07/12/28[1]	EUR	400,000	455,103
			9,094,606
Germany—6.67%
Bundesobligation
0.010%, due 10/08/21[1]	EUR	11,200,000	13,314,051
Bundesrepublik Deutschland
0.010%, due 08/15/26[1]	EUR	1,250,000	1,430,325
0.250%, due 02/15/27[1]	EUR	1,511,000	1,754,103
0.500%, due 02/15/26[1]	EUR	9,900,000	11,892,616

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
Germany—(concluded)
IHO Verwaltungs GmbH
3.250%, due 09/15/23[1,5]	EUR	250,000	305,424
Unitymedia GmbH
3.750%, due 01/15/27[1]	EUR	325,000	394,491
			29,091,010
Guernsey—0.19%
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 08/08/25[1]	GBP	600,000	817,198

Hungary—0.36%
Hungary Government International Bond
5.375%, due 03/25/24	USD	1,400,000	1,591,397

Indonesia—1.44%
Indonesia Government International Bond
3.375%, due 04/15/23[1]	USD	1,950,000	1,979,250
Indonesia Treasury Bond
7.000%, due 05/15/27	IDR	34,357,000,000	2,575,343
Pertamina Persero PT
4.300%, due 05/20/23[1]	USD	1,650,000	1,742,808
			6,297,401
Ireland—0.56%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.500%, due 05/26/22	USD	360,000	369,846
3.650%, due 07/21/27	USD	375,000	374,696
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.750%, due 03/15/24[1]	EUR	125,000	149,974
eircom Finance DAC
4.500%, due 05/31/22[1]	EUR	150,000	181,965
Ireland Government Bond
1.000%, due 05/15/26[1]	EUR	600,000	723,419
Shire Acquisitions Investments Ireland DAC
2.875%, due 09/23/23	USD	670,000	663,107
			2,463,007
Italy—4.04%
Autostrade per l’Italia SpA
1.750%, due 06/26/26[1]	EUR	500,000	608,208
6.250%, due 06/09/22	GBP	1,000,000	1,596,378
Buoni Poliennali Del Tesoro
4.750%, due 09/01/21	EUR	3,700,000	5,040,909
Enel SpA
(fixed, converts to FRN on 01/10/19),
6.500%, due 01/10/74[1]	EUR	250,000	311,961
Eni SpA
1.125%, due 09/19/28[1]	EUR	900,000	1,008,127

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
Italy—(concluded)
Intesa Sanpaolo SpA
3.875%, due 07/14/27[3]	USD	440,000	442,357
Italy Buoni Poliennali Del Tesoro
2.200%, due 06/01/27	EUR	3,350,000	4,050,828
5.000%, due 09/01/40[1]	EUR	2,300,000	3,640,611
Leonardo SpA
4.875%, due 03/24/25	EUR	300,000	434,837
Telecom Italia SpA
3.000%, due 09/30/25[1]	EUR	400,000	511,563
			17,645,779
Japan—11.72%
Government of Japan
2.200%, due 09/20/26	JPY	947,500,000	9,933,146
2.300%, due 12/20/36	JPY	429,850,000	4,974,095
Italy Buoni Poliennali Del Tesoro
2.700%, due 03/01/47[1,3]	EUR	200,000	220,345
Japan Government Five Year Bond
0.100%, due 09/20/21	JPY	804,900,000	7,134,272
Japan Government Forty Year Bond
2.200%, due 03/20/51	JPY	419,300,000	5,026,511
Japan Government Thirty Year Bond
1.700%, due 06/20/44	JPY	200,000,000	2,138,886
2.300%, due 03/20/39	JPY	321,100,000	3,742,867
Japan Government Twenty Year Bond
0.700%, due 03/20/37	JPY	463,100,000	4,166,699
2.100%, due 09/20/29	JPY	993,350,000	10,725,000
Mizuho Bank Ltd.
1.800%, due 03/26/18[3]	USD	2,500,000	2,501,903
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	580,000	591,678
			51,155,402
Jersey—0.21%
Heathrow Funding Ltd.
6.750%, due 12/03/26[1]	GBP	500,000	897,349

Liberia—0.09%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	USD	350,000	387,298

Luxembourg—1.96%
Actavis Funding SCS
4.850%, due 06/15/44	USD	465,000	497,505
Altice Luxembourg SA
6.250%, due 02/15/25[1]	EUR	250,000	321,731
7.750%, due 05/15/22[3]	USD	350,000	370,562
ArcelorMittal
3.125%, due 01/14/22[1]	EUR	300,000	386,163

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
Luxembourg—(concluded)
Auris Luxembourg II SA
8.000%, due 01/15/23[1]	EUR	200,000	244,898
Dana Financing Luxembourg Sarl
6.500%, due 06/01/26[3,4]	USD	250,000	271,875
eDreams ODIGEO SA
8.500%, due 08/01/21[1]	EUR	195,264	246,219
European Financial Stability Facility
0.400%, due 05/31/26[1]	EUR	3,290,000	3,814,554
Fiat Chrysler Finance Europe SA
4.750%, due 07/15/22[1]	EUR	100,000	134,073
INEOS Group Holdings SA
5.375%, due 08/01/24[1]	EUR	300,000	378,723
5.625%, due 08/01/24[3,4]	USD	250,000	260,625
Intelsat Jackson Holdings SA
8.000%, due 02/15/24[3]	USD	300,000	319,500
Matterhorn Telecom Holding SA
4.875%, due 05/01/23[1]	EUR	300,000	361,106
SES SA
5 year EUR Swap + 4.664%,
4.625%, due 01/02/22[1,2,6]	EUR	200,000	252,190
SIG Combibloc Holdings SCA
7.750%, due 02/15/23[1]	EUR	300,000	368,675
Telenet Finance VI Luxembourg SCA
4.875%, due 07/15/27[1]	EUR	250,000	321,864
			8,550,263
Malaysia—0.23%
Malaysia Government Bond
4.160%, due 07/15/21	MYR	4,100,000	984,847

Mexico—1.23%
Mexican Bonos
5.750%, due 03/05/26	MXN	28,950,000	1,370,637
Mexico Government International Bond
4.125%, due 01/21/26[4]	USD	1,180,000	1,229,560
Petroleos Mexicanos
4.250%, due 01/15/25	USD	2,800,000	2,756,320
			5,356,517
Morocco—0.10%
Morocco Government International Bond
3.500%, due 06/19/24[1]	EUR	319,000	413,791

Netherlands—3.17%
ABN AMRO Bank N.V.
5 year EUR Swap + 2.350%,
2.875%, due 06/30/25[1,2]	EUR	1,400,000	1,731,872
6.375%, due 04/27/21[1]	EUR	1,950,000	2,735,331

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
Netherlands—(concluded)
Airbus Finance BV
2.125%, due 10/29/29[1]	EUR	400,000	513,313
EDP Finance BV
1.125%, due 02/12/24[1]	EUR	800,000	951,524
Enel Finance International N.V.
1.966%, due 01/27/25	EUR	264,000	332,330
5.750%, due 09/14/40[1]	GBP	250,000	449,911
Iberdrola International BV
0.375%, due 09/15/25[1]	EUR	500,000	560,047
ING Groep NV
5 year EUR Swap + 2.850%,
3.000%, due 04/11/28[2]	EUR	1,600,000	2,050,210
Mylan N.V.
5.250%, due 06/15/46	USD	40,000	41,962
Netherlands Government Bond
1.750%, due 07/15/23[1,3]	EUR	850,000	1,098,531
4.000%, due 01/15/37[1,3]	EUR	800,000	1,430,402
Petrobras Global Finance BV
7.250%, due 03/17/44	USD	376,000	394,330
7.375%, due 01/17/27	USD	341,000	378,510
Teva Pharmaceutical Finance Netherlands II BV
1.125%, due 10/15/24[1]	EUR	750,000	796,880
Ziggo Bond Finance BV
4.625%, due 01/15/25[1]	EUR	300,000	373,043
			13,838,196
New Zealand—1.50%
ANZ New Zealand Int’l Ltd.
0.625%, due 01/27/22[1]	EUR	2,900,000	3,452,905
New Zealand Government Bond
2.750%, due 04/15/37[1]	NZD	5,000,000	3,072,867
			6,525,772
Oman—0.27%
Oman Government International Bond
4.750%, due 06/15/26[1]	USD	1,200,000	1,183,440

Poland—0.42%
Republic of Poland Government Bond
5.750%, due 09/23/22	PLN	3,850,000	1,205,267
Republic of Poland Government International Bond
1.500%, due 09/09/25[1]	EUR	500,000	612,274
			1,817,541
Portugal—1.19%
Portugal Obrigacoes do Tesouro OT
4.125%, due 04/14/27[1,3]	EUR	3,800,000	5,198,220

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
Qatar—0.20%
Qatar Government International Bond
2.375%, due 06/02/21[1]	USD	900,000	879,750

Russia—1.17%
Russian Federal Bond - OFZ
7.500%, due 02/27/19	RUB	207,000,000	3,545,265
8.150%, due 02/03/27	RUB	86,000,000	1,536,735
			5,082,000
Saudi Arabia—0.13%
Saudi Government International Bond
4.500%, due 10/26/46[1]	USD	550,000	550,961

Slovenia—0.35%
Slovenia Government International Bond
5.250%, due 02/18/24[1]	USD	1,350,000	1,534,756

South Africa—0.66%
South Africa Government Bond
10.500%, due 12/21/26	ZAR	37,500,000	2,877,023

South Korea—1.56%
Korea Treasury Bond
3.000%, due 09/10/24	KRW	5,964,350,000	5,475,989
5.750%, due 09/10/18	KRW	1,426,460,000	1,315,853
			6,791,842
Spain—2.81%
Bankinter S.A.
3 mo. Euribor + 0.160%,
0.000%, due 06/21/43[1,2]	EUR	1,586,441	1,822,487
Cellnex Telecom SA
2.375%, due 01/16/24[1]	EUR	100,000	121,470
Fondo de Titulizacion de Activos Santander Hipotecario, Series 2
3 mo. Euribor + 0.150%,
0.000%, due 01/18/49[1,2]	EUR	1,249,865	1,428,318
Iberdrola Finanzas SA
4.125%, due 03/23/20	EUR	1,800,000	2,310,411
Spain Government Bond
1.500%, due 04/30/27[1,3]	EUR	2,600,000	3,067,629
4.900%, due 07/30/40[1,3]	EUR	1,100,000	1,817,081
5.850%, due 01/31/22[1,3]	EUR	950,000	1,374,540

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
Spain—(concluded)
Telefonica Emisiones SAU
5.213%, due 03/08/47	USD	300,000	330,091
			12,272,027
Supranationals—0.94%
European Investment Bank
0.875%, due 09/13/24[1]	EUR	2,600,000	3,182,598
European Stability Mechanism
1.125%, due 05/03/32[1]	EUR	500,000	593,693
European Union
3.375%, due 04/04/32[1]	EUR	200,000	310,073
			4,086,364
Sweden—0.42%
Government of Sweden
3.500%, due 06/01/22	SEK	11,625,000	1,620,915
Verisure Holding AB
6.000%, due 11/01/22[1]	EUR	180,000	226,007
			1,846,922
Turkey—0.44%
Turkey Government Bond
10.600%, due 02/11/26	TRY	7,700,000	1,932,332

United Kingdom—6.24%
Anglo American Capital PLC
3.250%, due 04/03/23[1]	EUR	500,000	651,841
Aviva PLC
3 mo. Euribor + 3.550%,
3.375%, due 12/04/45[1,2]	EUR	700,000	887,245
Barclays PLC
5 year EUR Swap + 2.450%,
2.625%, due 11/11/25[1,2]	EUR	1,500,000	1,819,475
3.250%, due 02/12/27[1]	GBP	500,000	687,677
BP Capital Markets PLC
3.119%, due 05/04/26	USD	1,320,000	1,330,805
British Telecommunications PLC
1.125%, due 03/10/23[1]	EUR	730,000	877,811
Centrica PLC
4.375%, due 03/13/29[1]	GBP	200,000	305,754
HSBC Holdings PLC
(fixed, converts to FRN on 03/13/27),
4.041%, due 03/13/28	USD	385,000	402,837
Imperial Brands Finance PLC
3.750%, due 07/21/22[3]	USD	1,010,000	1,049,240
International Game Technology PLC
4.750%, due 02/15/23[1]	EUR	250,000	328,342
Nationwide Building Society
0.750%, due 10/26/22[1]	EUR	1,700,000	2,037,351

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
United Kingdom—(concluded)
3.900%, due 07/21/25[3]	USD	1,380,000	1,449,400
Santander UK Group Holdings PLC
3.125%, due 01/08/21	USD	1,300,000	1,321,372
Sensata Technologies UK Financing Co. PLC
6.250%, due 02/15/26[3]	USD	300,000	329,250
Silverstone Master Issuer PLC
3 mo. LIBOR GBP + 0.370%,
0.770%, due 01/21/70[2,3]	GBP	840,000	1,116,141
Sky PLC GMTN
2.250%, due 11/17/25[1]	EUR	510,000	639,360
Synlab Unsecured Bondco PLC
8.250%, due 07/01/23[1]	EUR	300,000	383,729
United Kingdom Gilt
3.250%, due 01/22/44[1]	GBP	3,830,000	6,447,476
3.750%, due 09/07/21[1]	GBP	1,300,000	1,931,766
4.250%, due 12/07/55[1]	GBP	1,250,000	2,801,467
Western Power Distribution West Midlands PLC
3.875%, due 10/17/24[1]	GBP	300,000	444,137
			27,242,476
United States—28.17%
AbbVie, Inc.
4.450%, due 05/14/46	USD	460,000	483,529
Ally Financial, Inc.
4.250%, due 04/15/21	USD	250,000	260,000
Altria Group, Inc.
4.250%, due 08/09/42	USD	400,000	411,699
Amazon.com, Inc.
2.800%, due 08/22/24[3]	USD	225,000	225,227
4.050%, due 08/22/47[3]	USD	295,000	304,356
American Airlines Pass-Through Trust, Series 2016-2, Class AA
3.200%, due 06/15/28	USD	730,500	729,623
American International Group, Inc.
4.800%, due 07/10/45	USD	320,000	350,500
4.875%, due 06/01/22	USD	1,150,000	1,258,962
American Tower Corp.
3.375%, due 10/15/26	USD	1,250,000	1,234,764
Anheuser-Busch InBev Finance, Inc.
3.650%, due 02/01/26	USD	1,285,000	1,325,751
4.900%, due 02/01/46	USD	410,000	460,187
Apple, Inc.
3.350%, due 02/09/27	USD	1,090,000	1,118,567
AT&T, Inc.
3.400%, due 05/15/25	USD	300,000	296,565
3.900%, due 08/14/27	USD	490,000	487,761
4.300%, due 12/15/42	USD	355,000	324,260
4.375%, due 09/14/29	GBP	400,000	595,858
4.500%, due 03/09/48	USD	220,000	199,325
4.900%, due 08/14/37	USD	250,000	249,876

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
Aviation Capital Group LLC
3.500%, due 11/01/27[3]	USD	350,000	345,422
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.500%, due 04/01/23	USD	250,000	253,125
Bank of America Corp.
4.183%, due 11/25/27	USD	590,000	615,181
Bank of America Corp. MTN
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28	USD	1,880,000	1,935,591
Bank of America NA
2.050%, due 12/07/18	USD	500,000	501,783
BAT Capital Corp.
3.557%, due 08/15/27[3]	USD	1,230,000	1,232,961
4.390%, due 08/15/37[3]	USD	345,000	356,491
Boardwalk Pipelines LP
5.950%, due 06/01/26	USD	655,000	738,386
Buckeye Partners LP
5.850%, due 11/15/43	USD	370,000	405,000
Burlington Northern Santa Fe LLC
3.900%, due 08/01/46	USD	240,000	248,821
Capital One Financial Corp.
3.750%, due 07/28/26	USD	670,000	666,219
Cardinal Health, Inc.
3.410%, due 06/15/27	USD	395,000	390,631
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, due 02/15/26[3]	USD	600,000	627,210
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484%, due 10/23/45	USD	320,000	368,922
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4
3.712%, due 04/14/50	USD	807,500	850,938
Citigroup, Inc.
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23	USD	970,000	968,984
3.700%, due 01/12/26	USD	195,000	201,013
4.400%, due 06/10/25	USD	770,000	813,296
4.450%, due 09/29/27	USD	415,000	438,607
Clear Channel Worldwide Holdings, Inc., Series B
6.500%, due 11/15/22	USD	600,000	621,000
Comcast Corp.
3.150%, due 03/01/26	USD	870,000	875,755
Constellation Brands, Inc.
4.500%, due 05/09/47	USD	80,000	85,229
Cox Communications, Inc.
3.500%, due 08/15/27[3]	USD	510,000	504,375
Crown Castle International Corp.
3.700%, due 06/15/26	USD	640,000	641,833
Darden Restaurants, Inc.
3.850%, due 05/01/27	USD	290,000	296,102

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
Dell International LLC/EMC Corp.
6.020%, due 06/15/26[3]	USD	640,000	714,430
Discovery Communications LLC
3.950%, due 03/20/28	USD	350,000	347,109
DISH DBS Corp.
5.875%, due 11/15/24	USD	600,000	600,750
Duke Energy Corp.
3.050%, due 08/15/22	USD	600,000	611,186
3.150%, due 08/15/27	USD	795,000	789,176
Enterprise Products Operating LLC
4.900%, due 05/15/46	USD	320,000	352,238
Exelon Corp.
5.150%, due 12/01/20	USD	1,300,000	1,397,471
Express Scripts Holding Co.
4.800%, due 07/15/46	USD	350,000	363,336
First Data Corp.
5.750%, due 01/15/24[3]	USD	350,000	366,188
FirstEnergy Corp.
3.900%, due 07/15/27	USD	255,000	260,328
Ford Motor Credit Co. LLC
3.336%, due 03/18/21	USD	1,380,000	1,416,644
Frontier Communications Corp.
6.875%, due 01/15/25[4]	USD	250,000	185,860
General Electric Co.
2.125%, due 05/17/37	EUR	240,000	280,179
General Motors Co.
5.150%, due 04/01/38	USD	460,000	478,132
Gilead Sciences, Inc.
4.500%, due 02/01/45	USD	135,000	147,322
GRACE 2014-GRCE Mortgage Trust, Class A
3.369%, due 06/10/28[3]	USD	2,550,000	2,630,512
Harris Corp.
5.054%, due 04/27/45	USD	310,000	358,096
HCA, Inc.
5.375%, due 02/01/25	USD	750,000	771,330
HealthSouth Corp.
5.750%, due 09/15/25	USD	250,000	257,813
Hess Corp.
6.000%, due 01/15/40	USD	360,000	391,743
Infor US, Inc.
6.500%, due 05/15/22	USD	350,000	365,680
Kraft Heinz Foods Co.
3.500%, due 07/15/22	USD	1,560,000	1,611,589
Level 3 Financing, Inc.
5.375%, due 05/01/25	USD	250,000	261,250
Magellan Midstream Partners LP
4.200%, due 03/15/45	USD	360,000	348,154

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
MetLife, Inc.
3.600%, due 11/13/25	USD	670,000	697,346
MGM Resorts International
4.625%, due 09/01/26	USD	250,000	250,000
Micron Technology, Inc.
5.250%, due 01/15/24[3]	USD	250,000	262,813
Microsoft Corp.
4.100%, due 02/06/37	USD	540,000	591,141
Morgan Stanley
3 mo. USD LIBOR + 1.400%,
2.765%, due 10/24/23[2]	USD	1,400,000	1,439,342
3.950%, due 04/23/27	USD	620,000	632,040
(fixed, converts to FRN on 07/22/37),
3.971%, due 07/22/38	USD	550,000	555,712
NiSource Finance Corp.
3.490%, due 05/15/27	USD	765,000	775,449
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.646%, due 07/15/45[3]	USD	1,348,000	1,418,194
Oracle Corp.
2.650%, due 07/15/26	USD	115,000	112,653
4.125%, due 05/15/45	USD	420,000	442,098
Owens Corning
4.300%, due 07/15/47	USD	240,000	229,683
PetSmart, Inc.
7.125%, due 03/15/23[3]	USD	250,000	190,625
Philip Morris International, Inc.
4.125%, due 03/04/43	USD	690,000	709,054
PNC Bank NA
3.800%, due 07/25/23	USD	640,000	673,515
Prudential Financial, Inc. MTN
5.100%, due 08/15/43	USD	320,000	375,340
Reynolds American, Inc.
2.300%, due 06/12/18	USD	350,000	351,054
4.450%, due 06/12/25	USD	70,000	75,296
Sempra Energy
3.550%, due 06/15/24	USD	550,000	566,384
Simon Property Group LP
3.500%, due 09/01/25	USD	680,000	696,974
Sinclair Television Group, Inc.
6.125%, due 10/01/22	USD	250,000	257,813
Sirius XM Radio, Inc.
6.000%, due 07/15/24[3]	USD	500,000	533,750
Southwestern Electric Power Co., Series J
3.900%, due 04/01/45	USD	340,000	341,951
Sprint Corp.
7.875%, due 09/15/23	USD	750,000	838,125
Sunoco Logistics Partners Operations LP
5.350%, due 05/15/45	USD	360,000	358,729

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
Synchrony Financial
3.700%, due 08/04/26	USD	460,000	456,056
T-Mobile USA, Inc.
6.500%, due 01/15/24	USD	250,000	266,875
Tenet Healthcare Corp.
8.125%, due 04/01/22	USD	350,000	350,438
The Goldman Sachs Group, Inc.
2.750%, due 09/15/20	USD	300,000	303,163
3.850%, due 01/26/27	USD	850,000	869,648
4.750%, due 10/21/45	USD	340,000	377,797
5.150%, due 05/22/45	USD	310,000	352,871
The Hertz Corp.
6.250%, due 10/15/22	USD	500,000	479,375
The Kroger Co.
2.650%, due 10/15/26	USD	625,000	578,621
The Sherwin-Williams Co.
4.500%, due 06/01/47	USD	95,000	100,742
Union Pacific Corp.
3.600%, due 09/15/37	USD	440,000	447,678
United Technologies Corp.
4.500%, due 06/01/42	USD	160,000	174,117
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
8.250%, due 10/15/23	USD	250,000	240,000
US Treasury Bond
3.000%, due 02/15/47	USD	1,550,000	1,587,479
US Treasury Notes
1.000%, due 03/15/19	USD	4,500,000	4,468,009
1.375%, due 12/15/19	USD	18,320,000	18,224,822
1.750%, due 11/30/21	USD	26,420,000	26,249,715
2.250%, due 02/15/27	USD	5,745,000	5,688,672
Verizon Communications, Inc.
1.375%, due 11/02/28	EUR	700,000	804,721
4.522%, due 09/15/48	USD	390,000	373,981
Verizon Owner Trust, Series 2016-2, Class A
1.680%, due 05/20/21[3]	USD	3,940,000	3,924,920
Virginia Electric & Power Co., Series B
2.950%, due 11/15/26	USD	190,000	189,118
Wells Fargo & Co.
(fixed, converts to FRN on 05/22/27),
3.584%, due 05/22/28	USD	375,000	379,270
4.100%, due 06/03/26	USD	760,000	791,183
Western Digital Corp.
10.500%, due 04/01/24	USD	350,000	410,725
Windstream Services LLC
7.500%, due 06/01/22	USD	350,000	260,750
Xylem, Inc.
4.375%, due 11/01/46	USD	320,000	333,244

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(concluded)
United States—(concluded)
Zayo Group LLC/Zayo Capital, Inc.
6.375%, due 05/15/25	USD	250,000	269,090
			122,934,362
Total long-term global debt securities (cost—$374,832,673)			383,185,374

Federal national mortgage association certificate—2.82%
FNMA TBA
3.000% (cost—$12,459,516)	USD	12,300,000	12,312,471

Repurchase agreement—8.06%
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $35,614,912 US Treasury Notes, 1.500% to 2.125% due 08/31/21 to 01/31/22; (value—$35,884,841); proceeds: $35,181,049 (cost—$35,181,000)	USD	35,181,000	35,181,000

	Number of Shares
Investment of cash collateral from securities loaned—0.50%
Money market fund—0.50%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$2,200,095)	2,200,095	2,200,095
Total investments (cost—$424,673,284)[7]—99.20%		432,878,940
Other assets in excess of liabilities—0.80%		3,473,646
Net assets—100.00%		$436,352,586

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Interest rate futures buy contracts:
48	AUD	Australian Bond 10 Year Futures	December 2017	4,772,127	4,733,647	(38,480)
29	EUR	German Euro Buxl 30 Year Futures	December 2017	5,630,593	5,611,639	(18,954)
8	EUR	Long-Term Euro-OAT Futures	December 2017	1,445,741	1,467,338	21,597
11	JPY	Japan Government Bond 10 Year Futures	December 2017	14,618,657	14,556,704	(61,953)
219	USD	90-Day Eurodollar Futures	December 2017	53,850,631	53,923,275	72,644
US Treasury futures buy contracts:
40	USD	Ultra Long US Treasury Bond Futures	December 2017	6,684,842	6,591,250	(93,592)
2	USD	US Long Bond Futures	December 2017	307,817	304,938	(2,879)
43	USD	US Treasury Note 2 Year Futures	December 2017	9,302,197	9,260,453	(41,744)
				96,612,605	96,449,244	(163,361)

Interest rate futures sell contracts:
45	EUR	German Euro BOBL Futures	December 2017	(6,893,465)	(6,907,674)	(14,209)
143	EUR	German Euro Bund Futures	December 2017	(26,979,156)	(27,109,834)	(130,678)
219	USD	90-Day Eurodollar Futures	December 2018	(53,786,281)	(53,696,062)	90,219
US Treasury futures sell contracts:
27	USD	US Treasury Note 10 Year Futures	December 2017	(3,410,722)	(3,373,312)	37,410
233	USD	US Treasury Note 5 Year Futures	December 2017	(27,544,279)	(27,304,688)	239,591
18	USD	US Ultra Treasury Note 10 Year Futures	December 2017	(2,417,133)	(2,410,594)	6,539
				(121,031,036)	(120,802,164)	228,872
						65,511

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
ANZ	AUD	3,803,111	USD	2,972,702	11/21/17	62,547
ANZ	EUR	1,961,711	CHF	2,243,972	11/21/17	(35,392)
ANZ	NZD	8,969,239	USD	6,340,857	11/21/17	205,394
ANZ	USD	1,537,262	CNY	10,240,120	11/21/17	6,140
BB	GBP	2,437,448	USD	3,236,035	11/21/17	(2,948)
BB	TRY	5,241,279	USD	1,402,086	11/21/17	28,555
BB	TRY	5,481,968	USD	1,458,583	11/21/17	21,977
BOA	USD	2,292,348	GBP	1,740,440	11/21/17	20,422
BOA	USD	743,677	SEK	6,112,217	11/21/17	(12,834)
BOA	USD	1,532,265	ZAR	21,324,814	11/21/17	(29,007)
CITI	NZD	3,311,632	USD	2,365,896	11/21/17	100,554
CITI	USD	1,531,555	AUD	1,974,187	11/21/17	(20,899)
CITI	ZAR	21,748,009	USD	1,581,635	11/21/17	48,545
DB	JPY	29,588,987	USD	264,119	11/21/17	3,691
DB	USD	2,809,111	NOK	22,351,788	11/21/17	(71,418)
GSI	AUD	2,985,221	JPY	259,811,241	11/21/17	2,427
GSI	CAD	1,988,285	USD	1,586,130	11/21/17	44,685
GSI	EUR	1,958,197	AUD	2,963,788	11/21/17	(15,344)
GSI	EUR	1,953,366	SEK	18,730,310	11/21/17	(38,013)
GSI	EUR	1,950,732	USD	2,301,883	11/21/17	27,342
GSI	GBP	1,852,512	USD	2,446,169	11/21/17	(15,527)
GSI	GBP	2,334,949	USD	3,075,910	11/21/17	(26,868)
GSI	JPY	260,533,734	AUD	2,946,641	11/21/17	(38,308)
GSI	JPY	86,538,622	USD	768,262	11/21/17	6,592
GSI	MXN	28,743,919	USD	1,532,265	11/21/17	37,759
GSI	NZD	1,253,738	USD	874,243	11/21/17	16,616
GSI	SEK	18,657,562	EUR	1,959,001	11/21/17	53,282
GSI	USD	2,246,824	AUD	2,865,364	11/21/17	(54,236)
GSI	USD	1,537,887	AUD	1,954,834	11/21/17	(42,041)
GSI	USD	2,279,307	AUD	2,905,523	11/21/17	(55,990)
GSI	USD	2,306,552	CAD	2,876,021	11/21/17	(76,878)
GSI	USD	656,186	CHF	648,684	11/21/17	(5,195)
GSI	USD	5,051,387	CZK	110,808,549	11/21/17	(16,767)
GSI	USD	769,915	EUR	653,701	11/21/17	(7,703)
GSI	USD	700,834	EUR	592,635	11/21/17	(9,825)
GSI	USD	365,452	HUF	96,265,214	11/21/17	(5,069)
GSI	USD	602,756	ILS	2,117,477	11/21/17	(1,070)
GSI	USD	1,493,767	JPY	167,874,738	11/21/17	(16,216)
GSI	USD	3,127,111	JPY	354,072,103	11/21/17	(10,743)
GSI	USD	4,326,891	MXN	80,925,773	11/21/17	(119,249)
GSI	USD	2,297,018	NZD	3,253,171	11/21/17	(71,667)
GSI	USD	1,516,709	ZAR	21,204,350	11/21/17	(21,943)

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
GSI	ZAR	50,876,822	USD	3,690,860	11/21/17	104,382
NAB	AUD	5,385,792	USD	4,187,696	11/21/17	66,467
NAB	CHF	6,347,249	USD	6,512,978	11/21/17	143,160
NAB	EUR	1,476,307	USD	1,742,103	11/21/17	20,738
NAB	EUR	522,380	USD	615,582	11/21/17	6,490
NAB	NZD	2,292,186	USD	1,576,059	11/21/17	8,075
NAB	USD	1,585,577	CAD	1,980,258	11/21/17	(50,356)
NAB	USD	2,289,807	CHF	2,282,551	11/21/17	860
NAB	USD	597,446	EUR	506,570	11/21/17	(6,789)
NAB	USD	457,001	EUR	389,804	11/21/17	(2,491)
NAB	USD	5,160,351	GBP	3,906,977	11/21/17	31,404
NAB	USD	1,323,225	THB	44,255,382	11/21/17	8,994
NAB	USD	748,761	TRY	2,789,479	11/21/17	(17,749)
RBC	CAD	2,854,068	USD	2,231,032	11/21/17	18,378
RBC	CHF	1,498,118	USD	1,537,701	11/21/17	34,256
RBC	CHF	2,267,657	USD	2,300,298	11/21/17	24,578
RBC	EUR	652,074	JPY	87,062,760	11/21/17	5,969
RBC	EUR	651,000	NOK	6,148,181	11/21/17	(6,020)
RBC	EUR	650,244	USD	769,014	11/21/17	10,834
RBC	NOK	6,069,239	USD	769,315	11/21/17	25,942
RBC	NOK	5,939,926	USD	746,883	11/21/17	19,349
RBC	NZD	2,284,644	USD	1,631,807	11/21/17	68,982
RBC	SEK	6,223,971	USD	769,315	11/21/17	25,109
RBC	SEK	13,292,982	USD	1,629,621	11/21/17	40,167
RBC	USD	2,401,346	CAD	3,004,934	11/21/17	(71,731)
RBC	USD	2,312,300	CAD	2,913,822	11/21/17	(53,321)
RBC	USD	1,572,398	GBP	1,188,429	11/21/17	6,836
RBC	USD	765,550	NOK	6,155,198	11/21/17	(11,649)
RBC	USD	754,667	NZD	1,075,586	11/21/17	(18,905)
SCB	EUR	1,304,148	USD	1,547,578	11/21/17	26,949
SCB	PLN	1,100,571	USD	301,756	11/21/17	(591)
SCB	SGD	2,096,952	USD	1,535,265	11/21/17	(3,279)
SCB	USD	971,326	SGD	1,318,810	11/21/17	(3,709)
SSC	CHF	2,270,036	USD	2,312,300	11/21/17	34,192
SSC	EUR	1,301,037	CAD	1,933,106	11/21/17	(18,334)
SSC	EUR	1,961,103	JPY	259,135,879	11/21/17	(5,849)
SSC	EUR	2,671,942	JPY	354,419,753	11/21/17	3,959
SSC	EUR	651,052	NOK	6,175,719	11/21/17	(2,708)
SSC	GBP	1,746,185	JPY	258,435,850	11/21/17	(45,780)
SSC	JPY	86,520,728	USD	769,000	11/21/17	7,487
SSC	MXN	26,163,643	USD	1,365,834	11/21/17	5,486
SSC	NOK	10,546,583	CAD	1,672,000	11/21/17	4,473
SSC	NOK	7,797,310	CAD	1,236,102	11/21/17	3,274
SSC	USD	2,288,168	GBP	1,736,730	11/21/17	19,672
SSC	USD	14,112,368	JPY	1,583,765,285	11/21/17	(172,850)
SSC	ZAR	21,165,878	USD	1,487,355	11/21/17	(4,699)
TD	AUD	2,986,296	EUR	1,953,079	11/21/17	(7,848)
TD	CAD	2,892,254	USD	2,306,552	11/21/17	64,293

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
TD	CHF	2,244,730	EUR	1,947,705	11/21/17	18,300
TD	DKK	1,522,187	USD	241,632	11/21/17	3,101
TD	EUR	1,972,655	SEK	19,213,006	11/21/17	(2,787)
TD	EUR	3,195,485	USD	3,778,309	11/21/17	52,394
TD	NOK	6,132,428	JPY	87,434,932	11/21/17	18,447
TD	SEK	18,838,123	EUR	1,956,222	11/21/17	28,451
TD	SEK	18,780,549	NOK	18,345,755	11/21/17	1,418
TD	SEK	67,514,131	USD	8,374,840	11/21/17	302,114
TD	SGD	2,091,277	USD	1,537,262	11/21/17	2,883
TD	SGD	2,089,667	USD	1,533,532	11/21/17	333
TD	USD	2,285,965	CAD	2,849,204	11/21/17	(77,082)
TD	USD	768,851	SEK	6,219,151	11/21/17	(25,221)
						523,826

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Long-term global debt securities	—	383,185,374	—	383,185,374
Federal national mortgage association certificate	—	12,312,471	—	12,312,471
Repurchase agreement	—	35,181,000	—	35,181,000
Investment of cash collateral from securities loaned	—	2,200,095	—	2,200,095
Futures contracts	468,000	—	—	468,000
Forward foreign currency contracts	—	1,954,724	—	1,954,724
Total	468,000	434,833,664	—	435,301,664

Liabilities
Futures contracts	(402,489)	—	—	(402,489)
Forward foreign currency contracts	—	(1,430,898)	—	(1,430,898)
Total	(402,489)	(1,430,898)	—	(1,833,387)

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                           Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2                           Variable or floating rate security. The interest rate shown is the current rate as of period end and changes periodically.

3                           Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2017 (unaudited)

Portfolio footnotes—(concluded)

4                           Security, or portion thereof, was on loan at the period end.

5                           Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

6                           Perpetual investment. Date shown reflects the next call date.

7                           Includes $2,156,856 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $2,200,095.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—93.25%
Aerospace & defense—1.29%
Arconic, Inc.
5.950%, due 02/01/37	375,000		404,062
DAE Funding LLC
4.000%, due 08/01/20[2,3]	250,000		253,750
4.500%, due 08/01/22[2]	350,000		354,813
5.000%, due 08/01/24[2]	275,000		280,844
Leonardo SpA
4.500%, due 01/19/21	EUR	925,000	1,223,851
Pioneer Holdings LLC/Pioneer Finance Corp.
9.000%, due 11/01/22[2]	175,000		176,750
TA MFG. Ltd.
3.625%, due 04/15/23[4]	EUR	825,000	992,494
TransDigm, Inc.
6.000%, due 07/15/22	1,010,000		1,052,723
Triumph Group, Inc.
7.750%, due 08/15/25[2]	175,000		187,031
			4,926,318
Airlines—0.79%
Air Canada
7.750%, due 04/15/21[2,3]	225,000		257,063
Allegiant Travel Co.
5.500%, due 07/15/19	325,000		335,562
American Airlines Group, Inc.
4.625%, due 03/01/20[2]	1,750,000		1,806,875
United Continental Holdings, Inc.
4.250%, due 10/01/22	75,000		75,375
6.000%, due 12/01/20	75,000		81,375
US Airways Pass-Through Trust 2012-1, Class B
8.000%, due 10/01/19	407,609		442,255
			2,998,505
Auto & truck—1.59%
American Axle & Manufacturing, Inc.
6.250%, due 04/01/25[2,3]	250,000		256,250
BCD Acquisition, Inc.
9.625%, due 09/15/23[2]	175,000		191,187
Delphi Technologies PLC
5.000%, due 10/01/25[2]	175,000		176,312
Faurecia
3.625%, due 06/15/23[4]	EUR	325,000	400,406

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Auto & truck—(concluded)
Federal-Mogul LLC/Federal-Mogul Financing Corp.
5.000%, due 07/15/24[2]	EUR	725,000	842,405
General Motors Financial Co., Inc.
(fixed, converts to FRN on 09/30/27),
5.750%, due 09/30/27[6]	50,000		52,188
IHO Verwaltungs GmbH
4.125% Cash,
4.875% PIK, due 09/15/21[2,7]	200,000		204,000
4.500% Cash,
5.250% PIK, due 09/15/23[2,7]	200,000		206,250
Kronos International, Inc.
3.750%, due 09/15/25[4]	EUR	350,000	426,084
Mclaren Finance PLC
5.000%, due 08/01/22[4]	GBP	200,000	268,486
5.000%, due 08/01/22[2]	GBP	325,000	436,289
5.750%, due 08/01/22[2]	200,000		205,840
Navistar International Corp.
8.250%, due 11/01/21	1,300,000		1,305,070
Samvardhana Motherson Automotive Systems Group BV
4.875%, due 12/16/21[4]	500,000		523,278
Superior Industries International, Inc.
6.000%, due 06/15/25[2]	EUR	400,000	463,028
Tenneco, Inc.
5.000%, due 07/15/26	100,000		102,750
			6,059,823
Automotive parts—0.07%
Cooper-Standard Automotive, Inc.
5.625%, due 11/15/26[2]	275,000		285,313

Banking-non-US—4.17%
Australia & New Zealand Banking Group Ltd.
5 year USD ICE Swap + 5.168%,
6.750%, due 06/15/26[4,5,6,8]	250,000		287,225
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 02/18/20),
6.750%, due 02/18/20[4,6]	EUR	1,000,000	1,259,433
Banco do Brasil SA
3.875%, due 10/10/22	300,000		297,000
5.875%, due 01/26/22[2,3]	450,000		474,210
Banco Mercantil del Norte SA
(fixed, converts to FRN on 01/06/28),
7.625%, due 01/10/28[2,6]	500,000		543,125
Banco Nacional de Costa Rica

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Banking-non-US—(continued)
5.875%, due 04/25/21[2]	300,000		311,850
6.250%, due 11/01/23[4]	450,000		477,563
Bankia SA
5 year EUR Swap + 3.350%,
3.375%, due 03/15/27[4,5]	EUR	800,000	979,303
Barclays Bank PLC
3 mo. LIBOR GBP + 13.400%,
14.000%, due 06/15/19[4,5,6]	GBP	400,000	624,732
Credit Suisse AG
(fixed, converts to FRN on 09/18/20),
5.750%, due 09/18/25[4]	EUR	525,000	694,105
Credit Suisse Group AG
(fixed, converts to FRN on 12/18/24),
6.250%, due 12/18/24[2,6]	200,000		218,750
Export Credit Bank of Turkey
5.375%, due 10/24/23[4]	200,000		201,376
5.375%, due 10/24/23[2]	200,000		201,376
HBOS Capital Funding LP
(fixed, converts to FRN on 11/30/18),
6.461%, due 11/30/18[4,6]	GBP	600,000	834,637
Royal Bank of Scotland Group PLC
3 mo. Euribor + 2.330%,
2.001%, due 12/31/17[4,5,6]	EUR	1,050,000	1,188,845
(fixed, converts to FRN on 03/25/19),
3.625%, due 03/25/24[4]	EUR	400,000	482,270
(fixed, converts to FRN on 08/10/20),
7.500%, due 08/10/20[6]	400,000		428,600
(fixed, converts to FRN on 08/10/25),
8.000%, due 08/10/253.6	200,000		228,640
(fixed, converts to FRN on 08/15/21),
8.625%, due 08/15/21[6]	200,000		226,480
Sberbank of Russia Via SB Capital SA
5.125%, due 10/29/22[4]	1,100,000		1,146,750
5.250%, due 05/23/23[3,4]	300,000		313,374
Standard Chartered PLC
(fixed, converts to FRN on 04/02/23),
7.750%, due 04/02/23[2,3,6]	200,000		221,780
Turkiye Vakiflar Bankasi TAO
6.000%, due 11/01/22[4]	1,200,000		1,181,659
Ukreximbank Via Biz Finance PLC
9.625%, due 04/27/22[4]	500,000		540,040
9.750%, due 01/22/25[4]	800,000		872,400

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Banking-non-US—(concluded)
UniCredit SpA
6.950%, due 10/31/22[4]	EUR	1,175,000	1,706,498
			15,942,021
Banking-US—0.92%
JPMorgan Chase & Co.
(fixed, converts to FRN on 04/30/24),
6.125%, due 04/30/24[6]	900,000		999,000
(fixed, converts to FRN on 02/01/24),
6.750%, due 02/01/24[6]	500,000		573,125
The Goldman Sachs Group, Inc.
(fixed, converts to FRN on 05/10/20),
5.375%, due 05/10/20[6]	375,000		388,641
Washington Mutual, Inc.
0.000%, due 09/21/17[9,10]	500,000		3,125
Wells Fargo & Co.
(fixed, converts to FRN on 06/15/24),
5.900%, due 06/15/24[6]	1,430,000		1,568,066
			3,531,957
Building & construction—2.21%
Aeropuertos Argentina 2000 SA
6.875%, due 02/01/27[2]	775,000		835,062
6.875%, due 02/01/27[4]	250,000		269,375
Aeropuertos Dominicanos Siglo XXI SA
6.750%, due 03/30/29[2]	500,000		542,500
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.750%, due 08/01/25[2]	175,000		173,250
AV Homes, Inc.
6.625%, due 05/15/22	250,000		259,612
Beazer Homes USA, Inc.
5.750%, due 06/15/19[3]	267,000		280,016
6.750%, due 03/15/25	150,000		158,670
Brookfield Residential Properties, Inc.
6.375%, due 05/15/25[2]	150,000		157,125
Century Communities, Inc.
5.875%, due 07/15/25[2]	250,000		252,498
6.875%, due 05/15/22	325,000		341,039
Delhi International Airport Ltd.
6.125%, due 10/31/26[2]	300,000		322,500
Engility Corp.
8.875%, due 09/01/24	100,000		109,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Building & construction—(concluded)
K Hovnanian Enterprises, Inc.
10.000%, due 07/15/22[2,3]	25,000	27,344
Lennar Corp.
4.125%, due 01/15/22	525,000	541,406
Mattamy Group Corp.
6.500%, due 10/01/25[2]	150,000	156,375
Meritage Homes Corp.
6.000%, due 06/01/25	1,165,000	1,252,375
Shea Homes LP/Shea Homes Funding Corp.
6.125%, due 04/01/25[2]	2,225,000	2,314,000
TRI Pointe Group, Inc.
5.250%, due 06/01/27	200,000	204,500
William Lyon Homes, Inc.
5.875%, due 01/31/25	225,000	229,500
		8,426,147
Building products—1.27%
Airxcel, Inc.
8.500%, due 02/15/22[2]	250,000	265,000
AYC Finance Ltd.
5.125%, due 09/13/22[4,6]	500,000	516,096
BMC East LLC
5.500%, due 10/01/24[2]	225,000	235,687
Builders FirstSource, Inc.
5.625%, due 09/01/24[2]	125,000	132,031
10.750%, due 08/15/23[2]	825,000	938,437
Cemex SAB de CV
7.750%, due 04/16/26[2,3]	400,000	453,040
CPG Merger Sub LLC
8.000%, due 10/01/21[2]	125,000	129,063
Gibraltar Industries, Inc.
6.250%, due 02/01/21	125,000	128,281
Griffon Corp.
5.250%, due 03/01/22[2]	325,000	329,777
5.250%, due 03/01/22	100,000	101,470
Grupo Cementos de Chihuahua SAB de CV
5.250%, due 06/23/24[2]	250,000	256,875
Standard Industries, Inc.
5.125%, due 02/15/21[2]	225,000	232,594
5.375%, due 11/15/24[2]	175,000	184,608
5.500%, due 02/15/23[2]	175,000	184,625
Summit Materials LLC/Summit Materials Finance Corp.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Building products—(concluded)
5.125%, due 06/01/25[2]	50,000	50,625
8.500%, due 04/15/22	75,000	83,813
US Concrete, Inc.
6.375%, due 06/01/24	600,000	645,000
		4,867,022
Building products-cement—0.75%
Alam Synergy Pte Ltd.
6.625%, due 04/24/22[4]	400,000	394,987
Cia Latinoamericana de Infraestructura & Servicios SA
9.500%, due 07/20/23[2]	223,000	241,353
9.500%, due 07/20/23[4]	325,000	351,747
Indo Energy Finance II BV
6.375%, due 01/24/23[4]	400,000	405,950
New Enterprise Stone & Lime Co., Inc.
10.125%, due 04/01/22[2]	225,000	243,562
Tutor Perini Corp.
6.875%, due 05/01/25[2,3]	50,000	53,938
Union Andina de Cementos SAA
5.875%, due 10/30/21[4]	750,000	786,570
Weekley Homes LLC/Weekley Finance Corp.
6.000%, due 02/01/23	175,000	171,500
6.625%, due 08/15/25[2]	225,000	218,813
		2,868,420
Cable—2.67%
Cablevision SA
6.500%, due 06/15/21[2]	900,000	962,613
Cablevision Systems Corp.
5.875%, due 09/15/22	125,000	128,594
7.750%, due 04/15/18	300,000	306,783
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, due 02/15/23	225,000	232,312
5.125%, due 05/01/23[2]	225,000	234,562
5.250%, due 09/30/22	75,000	77,250
5.500%, due 05/01/26[2]	225,000	230,625
5.750%, due 09/01/23	675,000	699,469
5.750%, due 02/15/26[2]	600,000	627,210
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, due 12/15/21[2]	50,000	50,875
6.375%, due 09/15/20[2]	250,000	255,030
7.750%, due 07/15/25[2]	200,000	218,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Cable—(concluded)
Digi Communications NV
5.000%, due 10/15/23[2]	EUR	100,000	125,430
Midcontinent Communications/Midcontinent Finance Corp.
6.875%, due 08/15/23[2]	475,000		509,437
SFR Group SA
6.000%, due 05/15/22[2]	2,000,000		2,085,000
Unitymedia GmbH
6.125%, due 01/15/25[2]	400,000		426,160
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.625%, due 02/15/26[4]	EUR	325,000	414,579
5.500%, due 01/15/23[2]	360,000		369,900
6.250%, due 01/15/29[4]	EUR	850,000	1,127,502
UPC Holding BV
3.875%, due 06/15/29[2]	EUR	1,000,000	1,125,827
			10,207,658
Car rental—0.58%
Ahern Rentals, Inc.
7.375%, due 05/15/23[2]	625,000		571,875
Flexi-Van Leasing, Inc.
7.875%, due 08/15/18[2]	100,000		100,000
Herc Rentals, Inc.
7.500%, due 06/01/22[2]	140,000		151,550
7.750%, due 06/01/24[2,3]	557,000		611,307
Loxam SAS
3.500%, due 04/15/22[2]	EUR	125,000	153,119
4.250%, due 04/15/24[2]	EUR	100,000	124,882
6.000%, due 04/15/25[2]	EUR	100,000	127,277
United Rentals North America, Inc.
4.875%, due 01/15/28	125,000		125,625
4.875%, due 01/15/28	25,000		25,125
5.500%, due 05/15/27	100,000		107,000
5.875%, due 09/15/26	125,000		136,328
			2,234,088
Chemicals—2.52%
A Schulman, Inc.
6.875%, due 06/01/23	250,000		263,437
Alpha 3 BV/Alpha US Bidco, Inc.
6.250%, due 02/01/25[2,3]	200,000		205,000
Axalta Coating Systems Dutch Holding B BV
3.750%, due 01/15/25[4]	EUR	600,000	750,081

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(continued)
Blue Cube Spinco, Inc.
10.000%, due 10/15/25	325,000		395,687
Braskem Finance Ltd.
5.375%, due 05/02/22[4]	1,000,000		1,072,610
5.750%, due 04/15/21[4]	300,000		324,450
CF Industries, Inc.
5.375%, due 03/15/44	150,000		144,000
7.125%, due 05/01/20	175,000		192,500
Cornerstone Chemical Co.
6.750%, due 08/15/24[2]	125,000		126,563
CVR Partners LP/CVR Nitrogen Finance Corp.
9.250%, due 06/15/23[2]	50,000		53,250
Hexion, Inc./Hexion Nova Scotia Finance ULC
9.000%, due 11/15/20	900,000		641,250
Huntsman International LLC
5.125%, due 04/15/21	EUR	500,000	655,344
INEOS Finance PLC
2.125%, due 11/15/25[2,11]	EUR	125,000	145,803
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA
8.375%, due 12/01/22[2]	375,000		378,750
Kronos International, Inc.
3.750%, due 09/15/25[2]	EUR	175,000	213,042
NOVA Chemicals Corp.
5.250%, due 06/01/27[2]	225,000		228,938
PSPC Escrow Corp.
6.000%, due 02/01/23[4]	EUR	625,000	764,432
SPCM SA
2.875%, due 06/15/23[4]	EUR	400,000	477,420
The Chemours Co.
6.125%, due 05/15/23	EUR	475,000	591,766
TPC Group, Inc.
8.750%, due 12/15/20[2]	700,000		684,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.375%, due 09/01/25[2]	225,000		236,813
Tronox Finance PLC
5.750%, due 10/01/25[2,3]	125,000		130,625
Valvoline, Inc.
5.500%, due 07/15/24[2]	200,000		212,000
Venator Finance Sarl/Venator Materials LLC
5.750%, due 07/15/25[2]	100,000		105,750
Versum Materials, Inc.
5.500%, due 09/30/24[2]	125,000		133,125

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Yingde Gases Investment Ltd.
8.125%, due 04/22/18[4]	500,000	507,500
		9,634,386
Coal—0.75%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
7.500%, due 05/01/25[2]	300,000	316,875
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%, due 03/15/24	550,000	459,250
12.000%, due 11/01/21	250,000	269,525
Consol Mining Corp.
11.000%, due 11/15/25[2,11]	250,000	256,875
Murray Energy Corp.
11.250%, due 04/15/21[2,3]	1,925,000	1,053,938
Peabody Energy Corp.
6.000%, due 03/31/22[2]	100,000	102,750
6.250%, due 11/15/21[10,12,13]	75,000	0
6.375%, due 03/31/25[2]	125,000	128,906
10.000%, due 03/15/22[12,13,14]	1,025,000	0
Warrior Met Coal, Inc.
8.000%, due 11/01/24[2,11]	275,000	281,751
		2,869,870
Commercial services—2.41%
Acosta, Inc.
7.750%, due 10/01/22[2]	250,000	174,062
Aircastle Ltd.
5.125%, due 03/15/21	500,000	530,625
Ashtead Capital, Inc.
5.625%, due 10/01/24[2]	400,000	425,620
Booz Allen Hamilton, Inc.
5.125%, due 05/01/25[2]	150,000	153,000
Brand Industrial Services, Inc.
8.500%, due 07/15/25[2]	350,000	370,125
Clear Channel International BV
8.750%, due 12/15/20[2,3]	50,000	52,500
eHi Car Services Ltd.
5.875%, due 08/14/22[4]	250,000	259,110
Garda World Security Corp.
7.250%, due 11/15/21[2]	25,000	25,594
Gartner, Inc.
5.125%, due 04/01/25[2]	225,000	237,937

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Great Lakes Dredge & Dock Corp.
8.000%, due 05/15/22	200,000		210,000
Harland Clarke Holdings Corp.
6.875%, due 03/01/20[2]	125,000		129,063
8.375%, due 08/15/22[2]	400,000		421,500
9.250%, due 03/01/21[2]	1,025,000		1,045,500
iPayment, Inc.
10.750%, due 04/15/24[2]	75,000		84,188
Iron Mountain Europe PLC
6.125%, due 09/15/22[4]	GBP	442,000	613,459
Iron Mountain UK PLC
3.875%, due 11/15/25[2,11]	GBP	125,000	166,019
Iron Mountain, Inc.
3.000%, due 01/15/25[4]	EUR	200,000	236,604
3.000%, due 01/15/25[2]	EUR	475,000	563,042
5.750%, due 08/15/24	1,465,000		1,501,625
La Financiere Atalian SAS
4.000%, due 05/15/24[2]	EUR	600,000	733,855
Live Nation Entertainment, Inc.
5.375%, due 06/15/22[2]	425,000		440,937
Ritchie Bros Auctioneers, Inc.
5.375%, due 01/15/25[2]	175,000		184,187
The ADT Corp.
5.250%, due 03/15/20	275,000		288,750
TMS International Corp.
7.250%, due 08/15/25[2]	125,000		130,313
Wabash National Corp.
5.500%, due 10/01/25[2]	50,000		51,005
Waste Italia SpA
10.500%, due 11/15/19[4,9,10]	EUR	1,425,000	116,194
Wrangler Buyer Corp.
6.000%, due 10/01/25[2]	75,000		76,688
			9,221,502
Communications equipment—0.21%
NXP BV/NXP Funding LLC
3.750%, due 06/01/18[2]	400,000		402,500
3.875%, due 09/01/22[2]	200,000		207,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Communications equipment—(concluded)
4.125%, due 06/01/21[2]	200,000	209,000
		819,250
Computer software & services—2.62%
BMC Software Finance, Inc.
8.125%, due 07/15/21[2]	675,000	691,031
Boxer Parent Co., Inc.
9.000% Cash,
9.750% PIK, due 10/15/19[2,7]	125,000	125,235
Camelot Finance SA
7.875%, due 10/15/24[2]	650,000	698,750
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750%, due 03/01/25[2]	325,000	332,312
Dell International LLC/EMC Corp.
5.450%, due 06/15/23[2]	75,000	82,165
5.875%, due 06/15/21[2]	725,000	759,257
Diebold Nixdorf, Inc.
8.500%, due 04/15/24	100,000	105,250
Donnelley Financial Solutions, Inc.
8.250%, due 10/15/24	450,000	483,187
Everi Payments, Inc.
10.000%, due 01/15/22	300,000	326,250
Exela Intermediate LLC/Exela Finance, Inc.
10.000%, due 07/15/23[2]	625,000	598,437
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% Cash,
7.875% PIK, due 05/01/21[2,7]	700,000	719,250
Infor US, Inc.
6.500%, due 05/15/22	850,000	888,080
Informatica LLC
7.125%, due 07/15/23[2]	100,000	101,750
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.000%, due 07/15/25[2]	175,000	184,188
NCR Corp.
6.375%, due 12/15/23	780,000	830,747
Open Text Corp.
5.875%, due 06/01/26[2]	400,000	433,500
Rackspace Hosting, Inc.
8.625%, due 11/15/24[2,3]	375,000	394,922
RP Crown Parent LLC
7.375%, due 10/15/24[2]	450,000	468,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Computer software & services—(concluded)
Solera LLC/Solera Finance, Inc.
10.500%, due 03/01/24[2]	400,000		456,000
Southern Graphics, Inc.
8.375%, due 10/15/20[2]	200,000		203,000
SS&C Technologies Holdings, Inc.
5.875%, due 07/15/23	150,000		158,438
Veritas US, Inc./Veritas Bermuda Ltd.
10.500%, due 02/01/24[2,3]	400,000		426,000
Western Digital Corp.
7.375%, due 04/01/23[2]	500,000		547,500
			10,013,249
Consumer products—0.95%
Central Garden & Pet Co.
6.125%, due 11/15/23	275,000		293,219
First Quality Finance Co., Inc.
5.000%, due 07/01/25[2]	75,000		77,114
High Ridge Brands Co.
8.875%, due 03/15/25[2]	275,000		255,063
Prestige Brands, Inc.
5.375%, due 12/15/21[2]	200,000		205,720
6.375%, due 03/01/24[2]	225,000		239,625
Revlon Consumer Products Corp.
6.250%, due 08/01/24[3]	325,000		239,688
Spectrum Brands, Inc.
4.000%, due 10/01/26[2]	EUR	325,000	401,233
Tempur Sealy International, Inc.
5.625%, due 10/15/23	200,000		211,000
TRI Pointe Holdings, Inc.
5.875%, due 06/15/24	1,575,000		1,704,937
			3,627,599
Consumer services—0.16%
GW Honos Security Corp.
8.750%, due 05/15/25[2]	575,000		612,375

Containers & packaging—2.67%
ARD Finance SA
6.625% Cash,
7.375% PIK, due 09/15/23[7]	EUR	650,000	813,643
7.125% Cash,
7.875% PIK, due 09/15/23[7]	400,000		426,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Containers & packaging—(continued)
4.250%, due 09/15/22[2]	200,000		206,000
4.750%, due 07/15/27[2]	GBP	225,000	304,332
6.000%, due 02/15/25[2]	600,000		636,750
Ball Corp.
4.375%, due 12/15/20	350,000		367,500
Berry Global, Inc.
6.000%, due 10/15/22	300,000		317,625
BWAY Holding Co.
7.250%, due 04/15/25[2]	750,000		778,125
Flex Acquisition Co., Inc.
6.875%, due 01/15/25[2]	150,000		155,062
Grupo KUO SAB De CV
5.750%, due 07/07/27[2]	850,000		870,570
Horizon Holdings I SAS
7.250%, due 08/01/23[4]	EUR	800,000	992,452
Kleopatra Holdings 1 SCA
8.500% Cash,
9.250% PIK, due 06/30/23[2,7]	EUR	650,000	762,483
Multi-Color Corp.
6.125%, due 12/01/22[2]	100,000		104,250
OI European Group BV
3.125%, due 11/15/24[4]	EUR	175,000	213,034
3.125%, due 11/15/24[2]	EUR	225,000	273,901
Owens-Brockway Glass Container, Inc.
6.375%, due 08/15/25[2]	575,000		649,750
Plastipak Holdings, Inc.
6.250%, due 10/15/25[2]	125,000		127,344
ProGroup AG
5.125%, due 05/01/22[4]	EUR	350,000	426,248
5.125%, due 05/01/22[2]	EUR	100,000	121,785
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, due 07/15/23[2]	450,000		468,562
Sealed Air Corp.
5.250%, due 04/01/23[2]	425,000		456,875
Silgan Holdings, Inc.
3.250%, due 03/15/25[2]	EUR	400,000	484,065
3.250%, due 03/15/25[4]	EUR	125,000	151,270

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Containers & packaging—(concluded)
4.750%, due 03/15/25[2]	75,000		77,063
			10,184,689
Diversified financial services—4.78%
Alliance Data Systems Corp.
4.500%, due 03/15/22[2]	EUR	550,000	669,178
Ally Financial, Inc.
3.750%, due 11/18/19	300,000		306,000
8.000%, due 12/31/18	475,000		504,094
8.000%, due 11/01/31	285,000		375,487
Amigo Luxembourg SA
7.625%, due 01/15/24[4]	GBP	250,000	350,295
7.625%, due 01/15/24[2]	GBP	300,000	420,353
ASP AMC Merger Sub, Inc.
8.000%, due 05/15/25[2]	725,000		701,437
Bank of America Corp.
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24[6]	700,000		779,625
(fixed, converts to FRN on 03/10/26),
6.300%, due 03/10/26[6]	175,000		199,374
(fixed, converts to FRN on 01/30/18),
8.000%, due 01/30/18[6]	345,000		349,761
Barclays PLC
(fixed, converts to FRN on 12/15/20),
8.000%, due 12/15/20[6]	EUR	600,000	809,862
(fixed, converts to FRN on 12/15/18),
8.250%, due 12/15/18[6]	1,300,000		1,381,796
CIT Group, Inc.
3.875%, due 02/19/19	350,000		355,250
Citigroup, Inc.
(fixed, converts to FRN on 02/15/23),
5.900%, due 02/15/23[6]	925,000		992,164
(fixed, converts to FRN on 08/15/20),
5.950%, due 08/15/20[6]	175,000		184,657
(fixed, converts to FRN on 01/30/23),
5.950%, due 01/30/23[6]	175,000		190,881
(fixed, converts to FRN on 08/15/26),
6.250%, due 08/15/26[6]	150,000		170,813
CNG Holdings, Inc.
9.375%, due 05/15/20[2]	225,000		204,750
FBM Finance, Inc.
8.250%, due 08/15/21[2]	700,000		744,625
Fly Leasing Ltd.
5.250%, due 10/15/24	200,000		200,876

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(continued)
Garfunkelux Holdco 3 SA
3 mo. Euribor + 3.500%,
3.500%, due 09/01/23[2,5]	EUR	475,000	553,304
8.500%, due 11/01/22[4]	GBP	300,000	429,922
goeasy Ltd.
7.875%, due 11/01/22[2,11]	50,000		51,313
Hexion, Inc.
10.375%, due 02/01/22[2,3]	350,000		329,875
13.750%, due 02/01/22[2]	425,000		341,063
Intelsat Connect Finance SA
12.500%, due 04/01/22[2,3]	150,000		142,125
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.250%, due 08/15/24[2]	200,000		204,250
7.375%, due 04/01/20[2]	400,000		413,000
KOC Holding AS
5.250%, due 03/15/23[4]	750,000		783,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.250%, due 03/15/22[2]	325,000		336,375
LHC3 PLC
4.125% Cash,
9.000% PIK, due 08/15/24[2,7]	EUR	200,000	240,709
Louvre Bidco SAS
4.250%, due 09/30/24[2]	EUR	125,000	146,698
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, due 06/01/22	275,000		281,875
9.625%, due 05/01/19	375,000		386,719
Newday Bondco PLC
7.375%, due 02/01/24[2]	GBP	725,000	914,941
NFP Corp.
6.875%, due 07/15/25[2]	300,000		312,000
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.750%, due 06/01/25[2]	375,000		379,687
The Charles Schwab Corp.
(fixed, converts to FRN on 12/01/27),
5.000%, due 12/01/27[6]	225,000		227,531
Unifin Financiera SAB de CV SOFOM ENR
7.000%, due 01/15/25[2]	500,000		523,250
Vertiv Intermediate Holding Corp.
12.000% Cash,
13.000% PIK, due 02/15/22[2,7]	900,000		983,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Werner FinCo LP/Werner FinCo, Inc.
8.750%, due 07/15/25[2]	375,000		386,250
			18,258,415
Electric utilities—0.59%
Dynegy, Inc.
7.375%, due 11/01/22[3]	1,100,000		1,178,375
NRG Energy, Inc.
6.625%, due 03/15/23	325,000		336,375
6.625%, due 01/15/27	175,000		186,375
7.250%, due 05/15/26	75,000		81,281
NRG Yield Operating LLC
5.000%, due 09/15/26	225,000		231,750
Viridian Group FinanceCo PLC/Viridian Power and Energy
4.000%, due 09/15/25[2]	EUR	200,000	235,323
			2,249,479
Electric-generation—0.90%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25	275,000		281,188
5.625%, due 05/20/24	75,000		79,031
5.750%, due 05/20/27	275,000		280,844
Calpine Corp.
5.375%, due 01/15/23[3]	200,000		194,500
5.500%, due 02/01/24	475,000		454,665
ContourGlobal Power Holdings SA
5.125%, due 06/15/21[2]	EUR	725,000	887,645
GenOn Energy, Inc.
7.875%, due 06/15/17[9,10]	325,000		232,375
Greenko Investment Co.
4.875%, due 08/16/23[4]	300,000		298,575
MetroGAS SA
8.875%, due 12/31/18	250,000		261,875
TerraForm Power Operating LLC
9.750%, due 08/15/22[2]	425,000		470,687
			3,441,385
Electric-integrated—0.79%
Capex SA
6.875%, due 05/15/24[2]	400,000		415,764
Centrais Eletricas Brasileiras SA
5.750%, due 10/27/21[4]	300,000		317,808

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Electric-integrated—(concluded)
Eskom Holdings SOC Ltd.
5.750%, due 01/26/21[4]	500,000	505,000
6.750%, due 08/06/23[4]	250,000	255,625
Hrvatska Elektroprivreda
5.875%, due 10/23/22[2]	800,000	886,502
Pampa Energia SA
7.500%, due 01/24/27[2]	400,000	436,320
7.500%, due 01/24/27[4]	200,000	218,160
		3,035,179
Electronics—0.86%
Advanced Micro Devices, Inc.
7.000%, due 07/01/24[3]	278,000	293,985
7.500%, due 08/15/22	270,000	304,762
Micron Technology, Inc.
5.250%, due 01/15/24[2]	1,675,000	1,760,844
Microsemi Corp.
9.125%, due 04/15/23[2]	66,000	75,075
Qorvo, Inc.
6.750%, due 12/01/23	100,000	108,250
7.000%, due 12/01/25	500,000	569,525
TTM Technologies, Inc.
5.625%, due 10/01/25[2]	175,000	178,500
		3,290,941
Energy—0.21%
Neerg Energy Ltd.
6.000%, due 02/13/22[4]	500,000	516,642
Pattern Energy Group, Inc.
5.875%, due 02/01/24[2]	125,000	132,813
TerraForm Power Operating LLC
6.375%, due 02/01/23[2,15]	150,000	157,125
		806,580
Energy-exploration & production—0.31%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, due 12/15/24[2]	350,000	379,750
Antero Resources Corp.
5.125%, due 12/01/22	150,000	154,125
5.375%, due 11/01/21	150,000	153,938
Covey Park Energy LLC/Covey Park Finance Corp.
7.500%, due 05/15/25[2]	275,000	285,312

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Energy-exploration & production—(concluded)
Delek Logistics Partners LP
6.750%, due 05/15/25[2]	200,000		203,750
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20[9,10,12,13,14]	850,000		0
			1,176,875
Finance-captive automotive—1.88%
Ausdrill Finance Pty Ltd.
6.875%, due 11/01/19[2]	880,000		894,300
Barminco Finance Pty Ltd.
6.625%, due 05/15/22[2]	50,000		49,000
Cabot Financial Luxembourg II SA
3 mo. Euribor + 5.875%,
5.875%, due 11/15/21[4,5]	EUR	550,000	670,843
HRG Group, Inc.
7.750%, due 01/15/22	395,000		414,700
HT1 Funding GmbH
12 mo. Euribor + 2.000%,
1.842%, due 06/30/18[5,6]	EUR	800,000	889,908
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.000%, due 08/01/20	1,380,000		1,423,125
6.250%, due 02/01/22	250,000		261,250
Mercury Bondco PLC
8.250% Cash,
9.000% PIK, due 05/30/21[4,7]	EUR	650,000	798,493
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.875%, due 10/01/22[2]	275,000		277,750
NWH Escrow Corp.
7.500%, due 08/01/21[2]	250,000		229,062
Park Aerospace Holdings Ltd.
5.250%, due 08/15/22[2]	150,000		156,000
5.500%, due 02/15/24[2]	100,000		103,750
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[2]	475,000		526,395
Radian Group, Inc.
4.500%, due 10/01/24	225,000		230,625
7.000%, due 03/15/21	144,000		163,440

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Finance-captive automotive—(concluded)
Trident Merger Sub, Inc.
6.625%, due 11/01/25[2]	100,000		99,470
			7,188,111
Finance-other—1.36%
Credivalores-Crediservicios SAS
9.750%, due 07/27/22[2]	600,000		621,300
Navient Corp.
6.500%, due 06/15/22	300,000		318,375
6.625%, due 07/26/21	75,000		80,344
6.750%, due 06/25/25	150,000		156,892
7.250%, due 09/25/23	125,000		135,391
8.000%, due 03/25/20	2,000,000		2,205,000
Springleaf Finance Corp.
5.250%, due 12/15/19	545,000		562,712
6.000%, due 06/01/20	1,050,000		1,099,875
			5,179,889
Financial services—0.85%
Banco de Bogota SA
5.375%, due 02/19/23[2]	750,000		792,000
Cemex Finance LLC
6.000%, due 04/01/24[2,3]	400,000		423,052
6.000%, due 04/01/24[4]	750,000		793,125
Intesa Sanpaolo SpA
3 mo. Euribor + 4.100%,
8.047%, due 06/20/18[5,6]	EUR	350,000	426,553
Monitchem HoldCo 2 SA
6.875%, due 06/15/22[4]	EUR	575,000	637,974
VFH Parent LLC/Orchestra Co-Issuer, Inc.
6.750%, due 06/15/22[2]	150,000		156,000
			3,228,704
Food processors/beverage/bottling—0.08%
Vector Group Ltd.
6.125%, due 02/01/25[2]	300,000		311,250

Food products—1.39%
Central American Bottling Corp.
5.750%, due 01/31/27[2]	400,000		422,336
Clearwater Seafoods, Inc.
6.875%, due 05/01/25[2]	25,000		26,438

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Food products—(concluded)
Cott Corp.
5.500%, due 07/01/24[4]	EUR	250,000	319,900
Cott Finance Corp.
5.500%, due 07/01/24[2]	EUR	500,000	639,799
JBS Investments GmbH
7.250%, due 04/03/24[4]	250,000		246,875
JBS USA LUX SA/JBS USA Finance, Inc.
8.250%, due 02/01/20[2]	710,000		719,748
Marfrig Holdings Europe BV
8.000%, due 06/08/23[4]	600,000		627,000
8.000%, due 06/08/23[2]	300,000		313,500
Minerva Luxembourg SA
6.500%, due 09/20/26[2]	1,150,000		1,190,595
6.500%, due 09/20/26[4]	250,000		258,825
Pilgrim’s Pride Corp.
5.750%, due 03/15/25[2]	100,000		105,875
5.875%, due 09/30/27[2]	100,000		104,000
Post Holdings, Inc.
5.750%, due 03/01/27[2]	50,000		51,937
TreeHouse Foods, Inc.
6.000%, due 02/15/24[2]	275,000		294,250
			5,321,078
Food-wholesale—1.54%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.750%, due 03/15/25	375,000		330,000
6.625%, due 06/15/24[3]	450,000		423,000
Aramark International Finance Sarl
3.125%, due 04/01/25[2]	EUR	375,000	455,820
Aramark Services, Inc.
5.125%, due 01/15/24	400,000		423,000
Casino Guichard Perrachon SA
4.048%, due 08/05/26[4]	EUR	300,000	382,301
(fixed, converts to FRN on 01/31/19),
4.870%, due 01/31/19[4,6]	EUR	300,000	360,148
Iceland Bondco PLC
4.625%, due 03/15/25[2]	GBP	375,000	483,164
Matalan Finance PLC
6.875%, due 06/01/19[4]	GBP	500,000	671,125
Nomad Foods Bondco PLC
3.250%, due 05/15/24[2]	EUR	650,000	778,465
Ocado Group PLC
4.000%, due 06/15/24[4]	GBP	175,000	227,545

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Food-wholesale—(concluded)
4.000%, due 06/15/24[2]	GBP	200,000	260,052
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.875%, due 01/15/24	150,000		159,750
Rexel SA
3.500%, due 06/15/23[4]	EUR	750,000	919,066
			5,873,436
Gaming—2.16%
Boyd Gaming Corp.
6.875%, due 05/15/23	1,000,000		1,073,750
Churchill Downs, Inc.
5.375%, due 12/15/21	700,000		718,375
Cirsa Funding Luxembourg SA
5.875%, due 05/15/23[4]	EUR	725,000	887,798
Grupo Posadas SAB de CV
7.875%, due 06/30/22[4]	500,000		528,500
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[2]	250,000		270,000
Lions Gate Entertainment Corp.
5.875%, due 11/01/24[2]	175,000		185,500
MGM Resorts International
6.750%, due 10/01/20	263,000		289,300
7.750%, due 03/15/22	740,000		859,547
8.625%, due 02/01/19	100,000		107,125
Mohegan Gaming & Entertainment
7.875%, due 10/15/24[2,3]	675,000		718,875
Safari Holding Verwaltungs GmbH
8.250%, due 02/15/21[4]	EUR	660,120	797,775
Scientific Games International, Inc.
6.250%, due 09/01/20	75,000		75,656
6.625%, due 05/15/21	75,000		77,531
7.000%, due 01/01/22[2]	250,000		264,375
10.000%, due 12/01/22	100,000		110,500
Studio City Co. Ltd.
5.875%, due 11/30/19[2]	200,000		209,750
WMG Acquisition Corp.
4.125%, due 11/01/24[4]	EUR	775,000	957,285

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Gaming—(concluded)
5.000%, due 08/01/23[2]	125,000		130,000
			8,261,642
Health care equipment & supplies—0.05%
Crimson Merger Sub, Inc.
6.625%, due 05/15/22[2]	175,000		175,219

Health care providers & services—4.54%
Alere, Inc.
6.500%, due 06/15/20	375,000		381,094
Avantor, Inc.
9.000%, due 10/01/25[2]	175,000		176,750
Catalent Pharma Solutions, Inc.
4.750%, due 12/15/24[2]	EUR	200,000	251,399
CHS/Community Health Systems, Inc.
6.250%, due 03/31/23	25,000		24,000
6.875%, due 02/01/22	25,000		18,281
7.125%, due 07/15/20[3]	575,000		498,812
8.000%, due 11/15/19[3]	50,000		47,625
Concordia International Corp.
7.000%, due 04/15/23[2,10]	150,000		16,125
9.500%, due 10/21/22[2]	275,000		29,150
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.125%, due 06/15/21[2]	500,000		477,500
Eagle Holding Co. II LLC
7.625% Cash,
8.375% PIK, due 05/15/22[2,7]	100,000		103,250
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000%, due 07/15/23[2]	1,200,000		972,000
Endo Finance LLC
5.750%, due 01/15/22[2]	75,000		65,625
Endo Finance LLC/Endo Finco, Inc.
5.375%, due 01/15/23[2]	150,000		120,750
Envision Healthcare Corp.
5.625%, due 07/15/22	175,000		178,062
6.250%, due 12/01/24[2]	175,000		181,781
Grifols SA
3.200%, due 05/01/25[2]	EUR	850,000	1,004,974
HCA, Inc.
3.750%, due 03/15/19	275,000		279,125
5.875%, due 05/01/23	150,000		160,687
7.500%, due 02/15/22	1,425,000		1,617,375

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(continued)
HealthSouth Corp.
5.750%, due 11/01/24	625,000		639,844
Hill-Rom Holdings, Inc.
5.750%, due 09/01/23[2]	150,000		157,875
HomeVi SAS
3 mo. Euribor + 4.250%,
4.250%, due 11/15/21[2,5]	EUR	100,000	116,591
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.500%, due 10/01/24[2]	255,000		281,137
Kindred Healthcare, Inc.
8.000%, due 01/15/20	820,000		827,831
8.750%, due 01/15/23[3]	75,000		73,125
LifePoint Health, Inc.
5.500%, due 12/01/21	125,000		127,344
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.625%, due 10/15/23[2,3]	150,000		140,062
MPH Acquisition Holdings LLC
7.125%, due 06/01/24[2]	50,000		53,813
Select Medical Corp.
6.375%, due 06/01/21	50,000		51,438
Synlab Bondco PLC
3 mo. Euribor + 3.500%,
3.500%, due 07/01/22[2,5]	EUR	500,000	588,331
Tenet Healthcare Corp.
4.625%, due 07/15/24[2]	175,000		172,156
5.500%, due 03/01/19	1,075,000		1,089,781
7.500%, due 01/01/22[2,3]	125,000		131,563
8.125%, due 04/01/22	275,000		275,344
Unilabs Subholding AB
5.750%, due 05/15/25[2]	EUR	775,000	931,424
Universal Hospital Services, Inc.
7.625%, due 08/15/20	350,000		354,375
Valeant Pharmaceuticals International, Inc.
4.500%, due 05/15/23[4]	EUR	700,000	692,604
5.875%, due 05/15/23[2]	325,000		274,219
6.125%, due 04/15/25[2]	200,000		168,000
6.375%, due 10/15/20[2,3]	1,010,000		1,003,687
6.750%, due 08/15/21[2]	25,000		24,219
7.250%, due 07/15/22[2,3]	375,000		360,469
7.500%, due 07/15/21[2,3]	1,920,000		1,893,600

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(concluded)
West Street Merger Sub, Inc.
6.375%, due 09/01/25[2]	325,000		329,469
			17,362,666
Hotels, restaurants & leisure—1.91%
Carlson Travel, Inc.
9.500%, due 12/15/24[2]	200,000		187,500
CCM Merger, Inc.
6.000%, due 03/15/22[2]	200,000		208,000
Constellation Merger Sub, Inc.
8.500%, due 09/15/25[2]	325,000		323,375
CPUK Finance Ltd.
4.250%, due 08/28/22[2]	GBP	350,000	475,777
Eldorado Resorts, Inc.
6.000%, due 04/01/25	375,000		395,625
7.000%, due 08/01/23	375,000		405,000
FelCor Lodging LP
6.000%, due 06/01/25	1,575,000		1,697,062
Gateway Casinos & Entertainment Ltd.
8.250%, due 03/01/24[2,3]	225,000		238,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, due 06/01/24[2]	250,000		263,750
LTF Merger Sub, Inc.
8.500%, due 06/15/23[2]	1,367,000		1,459,272
Silversea Cruise Finance Ltd.
7.250%, due 02/01/25[2]	225,000		241,313
Thomas Cook Group PLC
6.250%, due 06/15/22[2]	EUR	475,000	604,484
Viking Cruises Ltd.
5.875%, due 09/15/27[2]	50,000		50,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2]	50,000		51,063
Wynn Macau Ltd.
4.875%, due 10/01/24[2]	200,000		203,750
5.500%, due 10/01/27[2,3]	400,000		405,288
Yum! Brands, Inc.
6.250%, due 03/15/18	75,000		76,125
			7,286,259
Insurance—1.06%
Ardonagh Midco 3 PLC
8.375%, due 07/15/23[2]	GBP	525,000	721,684

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
8.625%, due 07/15/23[2]	400,000		422,940
AssuredPartners, Inc.
7.000%, due 08/15/25[2]	250,000		260,625
FWD Ltd.
5 year CMT + 4.408%,
6.250%, due 01/24/22[4,5,6]	800,000		844,255
Genworth Holdings, Inc.
7.700%, due 06/15/20[3]	50,000		49,247
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125% Cash,
8.875% PIK, due 07/15/19[2,7]	675,000		676,687
HUB International Ltd.
7.875%, due 10/01/21[2]	400,000		416,332
MGIC Investment Corp.
5.750%, due 08/15/23	275,000		302,500
USIS Merger Sub, Inc.
6.875%, due 05/01/25[2]	350,000		363,125
			4,057,395
Lodging—0.31%
CRC Escrow Issuer LLC/CRC Finco, Inc.
5.250%, due 10/15/25[2]	375,000		377,438
Inn of the Mountain Gods Resort & Casino
9.250%, due 11/30/20[2,15]	100,000		90,500
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
10.250%, due 11/15/22[2]	250,000		275,000
NH Hotel Group SA
3.750%, due 10/01/23[4]	EUR	350,000	431,800
			1,174,738
Machinery—0.51%
NEW Areva Holding SA
4.875%, due 09/23/24	EUR	950,000	1,246,593
Tennant Co.
5.625%, due 05/01/25[2]	125,000		130,469
Vertiv Group Corp.
9.250%, due 10/15/24[2]	250,000		273,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Machinery—(concluded)
Welbilt, Inc.
9.500%, due 02/15/24	275,000		314,531
			1,965,343
Machinery-construction & mining—0.12%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.250%, due 03/15/24[2]	375,000		407,813
Terex Corp.
5.625%, due 02/01/25[2]	50,000		53,250
			461,063
Manufacturing-diversified—1.16%
Bombardier, Inc.
6.000%, due 10/15/22[2]	300,000		295,500
6.125%, due 05/15/21[4]	EUR	625,000	787,357
6.125%, due 01/15/23[2,3]	350,000		348,906
7.500%, due 03/15/25[2]	275,000		283,937
8.750%, due 12/01/21[2]	275,000		305,937
Cloud Crane LLC
10.125%, due 08/01/24[2]	350,000		395,500
Colfax Corp.
3.250%, due 05/15/25[4]	EUR	125,000	152,610
3.250%, due 05/15/25[2]	EUR	350,000	427,308
FXI Holdings, Inc.
7.875%, due 11/01/24[2,11]	225,000		227,812
JPW Industries Holding Corp.
9.000%, due 10/01/24[2]	150,000		157,500
Koppers, Inc.
6.000%, due 02/15/25[2]	75,000		80,438
RSI Home Products, Inc.
6.500%, due 03/15/23[2]	575,000		602,312
SPX FLOW, Inc.
5.625%, due 08/15/24[2]	175,000		185,063
5.875%, due 08/15/26[2]	175,000		185,938
			4,436,118
Media—3.34%
AMC Entertainment Holdings, Inc.
5.750%, due 06/15/25[3]	75,000		72,938
5.875%, due 02/15/22[3]	75,000		76,125
6.125%, due 05/15/27[3]	125,000		123,750
6.375%, due 11/15/24	GBP	700,000	954,807

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Media—(continued)
Carmike Cinemas, Inc.
6.000%, due 06/15/23[2]	300,000	318,000
Cinemark USA, Inc.
5.125%, due 12/15/22	275,000	281,875
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22	278,000	287,730
7.625%, due 03/15/20	1,423,000	1,421,221
7.625%, due 03/15/20[3]	127,000	126,365
CSC Holdings LLC
8.625%, due 02/15/19	150,000	160,688
10.125%, due 01/15/23[2]	200,000	229,000
DISH DBS Corp.
5.000%, due 03/15/23	450,000	434,812
5.125%, due 05/01/20	300,000	306,750
7.875%, due 09/01/19	175,000	189,088
Gray Television, Inc.
5.125%, due 10/15/24[2]	225,000	224,370
5.875%, due 07/15/26[2]	525,000	538,125
iHeartCommunications, Inc.
9.000%, due 12/15/19[3]	475,000	350,312
10.000%, due 01/15/18	150,000	78,000
12.000% Cash, 2.000% PIK,
14.000%, due 02/01/21[7]	411,354	41,135
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, due 04/01/23	525,000	546,000
National CineMedia LLC
5.750%, due 08/15/26	75,000	69,188
Nexstar Broadcasting, Inc.
5.625%, due 08/01/24[2]	550,000	564,437
Quebecor Media, Inc.
5.750%, due 01/15/23	450,000	488,250
Regal Entertainment Group
5.750%, due 06/15/23	700,000	727,125
Salem Media Group, Inc.
6.750%, due 06/01/24[2]	75,000	78,375
Sinclair Television Group, Inc.
5.125%, due 02/15/27[2,3]	150,000	142,688
5.875%, due 03/15/26[2,3]	225,000	227,250
6.125%, due 10/01/22	142,000	146,438
Sirius XM Radio, Inc.
3.875%, due 08/01/22[2,3]	275,000	280,156
TEGNA, Inc.
6.375%, due 10/15/23	125,000	132,656

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
The EW Scripps Co.
5.125%, due 05/15/25[2]	225,000		231,188
Townsquare Media, Inc.
6.500%, due 04/01/23[2,3]	325,000		330,281
TV Azteca SAB de CV
8.250%, due 08/09/24[4]	500,000		527,500
Univision Communications, Inc.
6.750%, due 09/15/22[2]	226,000		234,192
Urban One, Inc.
9.250%, due 02/15/20[2,3]	200,000		188,500
VTR Finance BV
6.875%, due 01/15/24[4]	700,000		742,175
Wave Holdco LLC/Wave Holdco Corp.
8.250% Cash,
9.000% PIK, due 07/15/19[2,7]	362,375		362,375
Ziggo Bond Finance BV
6.000%, due 01/15/27[2]	500,000		508,750
			12,742,615
Metals—1.11%
Aleris International, Inc.
7.875%, due 11/01/20	641,000		639,769
9.500%, due 04/01/21[2]	175,000		186,594
Cia Brasileira de Aluminio
4.750%, due 06/17/24[4]	1,100,000		1,111,000
Coeur Mining, Inc.
5.875%, due 06/01/24	150,000		150,000
Constellium NV
6.625%, due 03/01/25[2,3]	500,000		518,750
7.000%, due 01/15/23[4]	EUR	700,000	866,765
Ferroglobe PLC/Globe Specialty Metals, Inc.
9.375%, due 03/01/22[2]	150,000		163,125
Vedanta Resources PLC
6.375%, due 07/30/22[2]	300,000		313,860
8.250%, due 06/07/21[2]	250,000		279,375
			4,229,238
Metals & mining—3.13%
AK Steel Corp.
7.625%, due 10/01/21[3]	175,000		181,563
Alcoa Nederland Holding BV
7.000%, due 09/30/26[2]	600,000		684,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Metals & mining—(continued)
Anglo American Capital PLC
3.500%, due 03/28/22[4]	EUR	700,000	913,201
4.125%, due 09/27/22[2]	400,000		418,531
ArcelorMittal
3.125%, due 01/14/22[4]	EUR	525,000	675,786
6.125%, due 06/01/25[3]	100,000		115,347
Big River Steel LLC/BRS Finance Corp.
7.250%, due 09/01/25[2]	175,000		187,687
Cleveland-Cliffs, Inc.
5.750%, due 03/01/25[2]	525,000		510,562
First Quantum Minerals Ltd.
7.250%, due 04/01/23[2]	100,000		106,000
FMG Resources August 2006 Pty Ltd.
5.125%, due 05/15/24[2,3]	125,000		128,594
Fortune Star BVI Ltd.
5.250%, due 03/23/22[4]	500,000		501,894
Freeport-McMoRan, Inc.
2.300%, due 11/14/17	550,000		550,000
5.450%, due 03/15/43	325,000		305,500
6.500%, due 11/15/20	275,000		280,156
6.750%, due 02/01/22	1,050,000		1,092,000
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, due 12/15/23[2]	175,000		190,312
Hecla Mining Co.
6.875%, due 05/01/21	275,000		281,875
Hudbay Minerals, Inc.
7.250%, due 01/15/23[2]	125,000		134,688
7.625%, due 01/15/25[2]	100,000		110,250
IAMGOLD Corp.
7.000%, due 04/15/25[2]	225,000		236,250
JSW Steel Ltd.
4.750%, due 11/12/19[4]	250,000		255,250
5.250%, due 04/13/22[4]	500,000		516,073
Kinross Gold Corp.
4.500%, due 07/15/27[2]	200,000		202,500
5.125%, due 09/01/21	175,000		185,938
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125%, due 11/01/22[2]	25,000		26,000
Novelis Corp.
5.875%, due 09/30/26[2]	100,000		103,062
6.250%, due 08/15/24[2]	150,000		158,250
Park-Ohio Industries, Inc.
6.625%, due 04/15/27	100,000		108,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Metals & mining—(concluded)
Petra Diamonds US Treasury PLC
7.250%, due 05/01/22[2,3]	200,000		198,600
Press Metal Labuan Ltd.
4.800%, due 10/30/22[4]	300,000		302,978
Teck Resources Ltd.
3.750%, due 02/01/23[3]	125,000		126,173
4.500%, due 01/15/21	100,000		104,500
4.750%, due 01/15/22	350,000		369,250
6.000%, due 08/15/40	475,000		526,656
United States Steel Corp.
6.875%, due 08/15/25	250,000		253,594
Vallourec SA
2.250%, due 09/30/24[4]	EUR	300,000	288,353
6.625%, due 10/15/22[2]	EUR	375,000	449,923
Zekelman Industries, Inc.
9.875%, due 06/15/23[2]	175,000		197,750
			11,977,546
Oil & gas—11.15%
American Midstream Partners LP/American Midstream Finance Corp.
8.500%, due 12/15/21[2]	175,000		181,125
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24	275,000		286,687
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.000%, due 04/01/22[2]	525,000		569,625
Bill Barrett Corp.
7.000%, due 10/15/22[3]	125,000		121,250
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[2]	325,000		338,812
Calfrac Holdings LP
7.500%, due 12/01/20[2]	525,000		514,500
California Resources Corp.
8.000%, due 12/15/22[2]	1,925,000		1,275,312
Callon Petroleum Co.
6.125%, due 10/01/24	475,000		494,000
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23[3]	150,000		152,625
7.500%, due 09/15/20[3]	350,000		357,000
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25	225,000		243,563
7.000%, due 06/30/24	300,000		342,375

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Cheniere Energy Partners LP
5.250%, due 10/01/25[2]	150,000	154,500
Chesapeake Energy Corp.
5.500%, due 09/15/26[2]	75,000	66,422
6.625%, due 08/15/20	800,000	822,000
6.875%, due 11/15/20	150,000	154,875
8.000%, due 01/15/25[2]	575,000	567,812
Continental Resources, Inc.
4.900%, due 06/01/44[3]	125,000	116,406
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.750%, due 04/01/25	50,000	51,313
6.250%, due 04/01/23	1,345,000	1,398,800
CrownRock LP/CrownRock Finance, Inc.
5.625%, due 10/15/25[2]	225,000	228,461
Denbury Resources, Inc.
5.500%, due 05/01/22	300,000	188,250
6.375%, due 08/15/21	175,000	119,875
9.000%, due 05/15/21[2,3]	335,000	327,462
Diamond Offshore Drilling, Inc.
7.875%, due 08/15/25[3]	125,000	133,750
Eclipse Resources Corp.
8.875%, due 07/15/23	75,000	76,594
Energy Transfer Equity LP
4.250%, due 03/15/23[3]	100,000	101,751
7.500%, due 10/15/20	1,025,000	1,153,125
Ensco PLC
5.750%, due 10/01/44	125,000	85,313
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, due 06/15/23[3]	600,000	357,000
8.000%, due 02/15/25[2,3]	75,000	55,500
9.375%, due 05/01/20	1,660,000	1,393,885
Exterran Energy Solutions LP/EES Finance Corp.
8.125%, due 05/01/25[2]	325,000	342,062
Extraction Oil & Gas, Inc.
7.375%, due 05/15/24[2]	100,000	106,500
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21	430,000	407,425
6.750%, due 06/15/23[3]	225,000	209,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.625%, due 06/15/20	100,000	89,500
FTS International, Inc.
6.250%, due 05/01/22	300,000	291,000
Gazprom OAO Via Gaz Capital SA

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
3.600%, due 02/26/21[4]	EUR	1,000,000	1,252,213
4.950%, due 07/19/22[4]	400,000		418,614
Genesis Energy LP/Genesis Energy Finance Corp.
6.500%, due 10/01/25	125,000		126,563
Global Marine, Inc.
7.000%, due 06/01/28[3]	100,000		99,000
Gulfport Energy Corp.
6.000%, due 10/15/24	100,000		100,000
6.375%, due 05/15/25	150,000		152,250
6.375%, due 01/15/26[2]	150,000		151,406
Holly Energy Partners LP/Holly Energy Finance Corp.
6.000%, due 08/01/24[2]	175,000		183,313
Jonah Energy LLC/Jonah Energy Finance Corp.
7.250%, due 10/15/25[2]	200,000		200,000
Jones Energy Holdings LLC/Jones Energy Finance Corp.
9.250%, due 03/15/23	200,000		157,000
Laredo Petroleum, Inc.
5.625%, due 01/15/22	275,000		280,156
7.375%, due 05/01/22	625,000		650,781
Lukoil International Finance BV
4.563%, due 04/24/23[4]	400,000		415,080
Matador Resources Co.
6.875%, due 04/15/23	75,000		79,313
MEG Energy Corp.
6.375%, due 01/30/23[2]	500,000		457,500
6.500%, due 01/15/25[2,3]	50,000		49,750
7.000%, due 03/31/24[2]	25,000		22,688
Murphy Oil Corp.
4.700%, due 12/01/22[3]	1,050,000		1,057,875
Nabors Industries, Inc.
4.625%, due 09/15/21	75,000		72,435
5.000%, due 09/15/20	225,000		227,250
5.500%, due 01/15/23[3]	75,000		71,813
Noble Holding International Ltd.
7.750%, due 01/15/24[3]	375,000		335,625
Oasis Petroleum, Inc.
6.500%, due 11/01/21[3]	425,000		432,437
Paramount Resources Ltd.
6.875%, due 06/30/23[2,3]	275,000		293,562
Parker Drilling Co.
6.750%, due 07/15/22	125,000		101,563
7.500%, due 08/01/20	75,000		68,016
Parsley Energy LLC/Parsley Finance Corp.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
5.625%, due 10/15/27[2]	150,000		154,782
6.250%, due 06/01/24[2]	125,000		132,500
PDC Energy, Inc.
6.125%, due 09/15/24	275,000		287,031
Petrobras Global Finance BV
3.750%, due 01/14/21	EUR	725,000	907,692
4.250%, due 10/02/23	EUR	525,000	671,705
4.375%, due 05/20/23	1,225,000		1,217,650
5.299%, due 01/27/25[2]	400,000		401,300
5.375%, due 01/27/21	850,000		893,562
6.125%, due 01/17/22	600,000		648,600
6.250%, due 12/14/26	GBP	100,000	143,631
6.750%, due 01/27/41	400,000		403,000
7.250%, due 03/17/44	100,000		104,875
7.375%, due 01/17/27	865,000		960,150
Petroleos de Venezuela SA
5.375%, due 04/12/27[4]	800,000		231,200
8.500%, due 10/27/20[4]	285,000		235,553
9.750%, due 05/17/35[4]	795,000		286,200
Precision Drilling Corp.
5.250%, due 11/15/24[3]	75,000		70,125
6.500%, due 12/15/21	125,000		126,250
7.750%, due 12/15/23	75,000		76,875
Range Resources Corp.
5.000%, due 08/15/22[3]	100,000		98,750
5.000%, due 03/15/23	200,000		197,996
5.750%, due 06/01/21	275,000		283,222
5.875%, due 07/01/22	500,000		512,500
Resolute Energy Corp.
8.500%, due 05/01/20	425,000		431,375
Rowan Cos., Inc.
7.375%, due 06/15/25[3]	325,000		327,431
RSP Permian, Inc.
6.625%, due 10/01/22	75,000		78,844
Sanchez Energy Corp.
6.125%, due 01/15/23[3]	550,000		459,250
7.750%, due 06/15/21	200,000		186,000
Sandridge Energy, Inc.
7.500%, due 03/15/21[9,12,13,14]	1,425,000		0
SESI LLC
7.125%, due 12/15/21	125,000		127,813
7.750%, due 09/15/24[2]	200,000		207,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Seven Generations Energy Ltd.
5.375%, due 09/30/25[2]	250,000	252,500
SM Energy Co.
5.625%, due 06/01/25[3]	75,000	72,938
6.125%, due 11/15/22[3]	425,000	427,125
6.500%, due 01/01/23[3]	200,000	203,500
6.750%, due 09/15/26[3]	325,000	333,531
Southwestern Energy Co.
4.100%, due 03/15/22[3]	475,000	466,687
6.700%, due 01/23/25	200,000	204,500
State Oil Co. of the Azerbaijan Republic
4.750%, due 03/13/23[4]	800,000	802,796
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	675,000	683,437
5.750%, due 04/15/25	125,000	127,500
Sunoco LP/Sunoco Finance Corp.
5.500%, due 08/01/20	1,000,000	1,028,170
6.250%, due 04/15/21	900,000	942,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 09/15/24[2]	75,000	77,531
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.125%, due 02/01/25	50,000	51,500
6.750%, due 03/15/24	50,000	53,875
Transocean, Inc.
5.800%, due 10/15/22[3]	175,000	171,063
7.500%, due 01/15/26[2]	225,000	232,031
9.000%, due 07/15/23[2,3]	450,000	488,250
9.350%, due 12/15/41[3]	450,000	434,250
Trinidad Drilling Ltd.
6.625%, due 02/15/25[2]	200,000	194,500
Tullow Oil PLC
6.000%, due 11/01/20[2]	200,000	200,750
6.250%, due 04/15/22[2,3]	400,000	399,000
Vermilion Energy, Inc.
5.625%, due 03/15/25[2]	225,000	223,875
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.750%, due 04/15/23[2]	225,000	219,533
Weatherford International LLC
6.800%, due 06/15/37	75,000	63,750
Weatherford International Ltd.
6.500%, due 08/01/36[3]	50,000	41,625
7.750%, due 06/15/21[3]	100,000	103,000
8.250%, due 06/15/23[3]	100,000	100,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
9.625%, due 03/01/19	75,000	79,875
9.875%, due 02/15/24[3]	350,000	374,500
Whiting Petroleum Corp.
5.000%, due 03/15/19	125,000	126,094
5.750%, due 03/15/21[3]	550,000	554,125
WildHorse Resource Development Corp.
6.875%, due 02/01/25[2]	350,000	347,375
WPX Energy, Inc.
6.000%, due 01/15/22[3]	100,000	104,125
7.500%, due 08/01/20	202,000	219,170
		42,600,501
Oil services—0.74%
Citgo Holding, Inc.
10.750%, due 02/15/20[2]	450,000	486,000
CITGO Petroleum Corp.
6.250%, due 08/15/22[2]	2,005,000	2,060,137
Williams Partners LP/ACMP Finance Corp.
4.875%, due 03/15/24	250,000	262,173
		2,808,310
Paper & forest products—0.41%
Appvion, Inc.
9.000%, due 06/01/20[2,9]	650,000	240,500
Mercer International, Inc.
6.500%, due 02/01/24	150,000	158,625
Suzano Austria GmbH
7.000%, due 03/16/47[2]	600,000	670,200
7.000%, due 03/16/47[4]	450,000	502,650
		1,571,975
Pipelines—1.06%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.250%, due 01/15/25	50,000	53,750
5.875%, due 10/01/20	675,000	686,812
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.250%, due 02/15/21	450,000	457,875
NGPL PipeCo LLC
4.375%, due 08/15/22[2]	250,000	257,187
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23[3]	400,000	414,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
Plains All American Pipeline LP
(fixed, converts to FRN on 11/15/22),
6.125%, due 11/15/22[3,6]	150,000		152,895
SemGroup Corp.
7.250%, due 03/15/26[2]	200,000		205,000
SemGroup Corp./Rose Rock Finance Corp.
5.625%, due 07/15/22	475,000		467,875
The Williams Cos., Inc.
3.700%, due 01/15/23	425,000		428,719
4.550%, due 06/24/24	150,000		156,750
7.500%, due 01/15/31	50,000		60,688
7.875%, due 09/01/21	325,000		381,875
Transportadora de Gas del Sur SA
9.625%, due 05/14/20[4]	300,000		325,173
			4,048,599
Real estate investment trusts—3.82%
China Aoyuan Property Group Ltd.
5.375%, due 09/13/22[4]	300,000		296,364
6.525%, due 04/25/19[4]	250,000		256,536
China Evergrande Group
7.500%, due 06/28/23[4]	500,000		505,116
9.500%, due 03/29/24[4]	850,000		915,305
China SCE Property Holdings Ltd.
10.000%, due 07/02/20[4]	600,000		649,918
CIFI Holdings Group Co. Ltd.
5.500%, due 01/23/22[4,10]	900,000		916,464
Country Garden Holdings Co. Ltd.
4.750%, due 07/25/22[4]	300,000		306,643
Crescent Communities LLC/Crescent Ventures, Inc.
8.875%, due 10/15/21[2]	356,000		378,250
Equinix, Inc.
2.875%, due 10/01/25	EUR	400,000	477,877
Fantasia Holdings Group Co. Ltd.
7.375%, due 10/04/21[4]	400,000		399,242
Greystar Real Estate Partners LLC
8.250%, due 12/01/22[2]	375,000		399,525
iStar, Inc.
4.625%, due 09/15/20	175,000		178,719
5.250%, due 09/15/22	50,000		51,250
Jababeka International BV
6.500%, due 10/05/23[4]	400,000		420,565

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Kennedy-Wilson, Inc.
5.875%, due 04/01/24	750,000		778,125
MPT Operating Partnership LP/MPT Finance Corp.
3.325%, due 03/24/25	EUR	700,000	858,904
6.375%, due 03/01/24	325,000		351,406
Realogy Group LLC/Realogy Co-Issuer Corp.
4.500%, due 04/15/19[2]	225,000		230,063
4.875%, due 06/01/23[2]	500,000		514,850
RKP Overseas Finance 2016 A Ltd.
7.950%, due 02/17/22[4,6]	600,000		627,023
SBA Communications Corp.
4.000%, due 10/01/22[2]	325,000		329,875
Sino-Ocean Land Treasure III Ltd.
5 year CMT + 3.256%,	300,000		300,581
4.900%, due 09/21/22[4,5,6]
Tesco Property Finance 3 PLC
5.744%, due 04/13/40[4]	GBP	877,757	1,380,519
The GEO Group, Inc.
6.000%, due 04/15/26	200,000		209,000
Theta Capital Pte Ltd.
7.000%, due 04/11/22[4]	600,000		623,768
Times Property Holdings Ltd.
6.250%, due 01/23/20[4]	800,000		822,911
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.125%, due 12/15/24[2,3]	250,000		230,625
Yanlord Land HK Co. Ltd.
5.875%, due 01/23/22[4]	500,000		521,980
Yuzhou Properties Co. Ltd.
6.000%, due 01/25/22[4]	650,000		676,497
			14,607,901
Retail—2.08%
99 Cents Only Stores LLC
11.000%, due 12/15/19	225,000		189,000
Arcos Dorados Holdings, Inc.
5.875%, due 04/04/27[2]	475,000		503,500
Asbury Automotive Group, Inc.
6.000%, due 12/15/24	100,000		105,500
Beacon Escrow Corp.
4.875%, due 11/01/25[2]	125,000		126,719
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23	250,000		268,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(continued)
Carrols Restaurant Group, Inc.
8.000%, due 05/01/22[2]	25,000		26,406
Cumberland Farms, Inc.
6.750%, due 05/01/25[2]	75,000		79,688
FirstCash, Inc.
5.375%, due 06/01/24[2]	125,000		130,588
Golden Nugget, Inc.
6.750%, due 10/15/24[2]	650,000		661,375
8.750%, due 10/01/25[2]	275,000		282,562
Group 1 Automotive, Inc.
5.250%, due 12/15/23[2]	225,000		231,750
Grupo Unicomer Co. Ltd.
7.875%, due 04/01/24[4]	350,000		381,500
7.875%, due 04/01/24[2]	250,000		272,500
H&E Equipment Services, Inc.
5.625%, due 09/01/25[2]	125,000		132,031
JC Penney Corp., Inc.
6.375%, due 10/15/36	75,000		44,063
Lithia Motors, Inc.
5.250%, due 08/01/25[2]	125,000		131,094
N&W Global Vending SpA
7.000%, due 10/15/23[4]	EUR	400,000	500,000
Nathan’s Famous, Inc.
6.625%, due 11/01/25[2,11]	125,000		127,500
10.000%, due 03/15/20[2]	425,000		447,482
Penske Automotive Group, Inc.
3.750%, due 08/15/20	100,000		102,000
Rite Aid Corp.
7.700%, due 02/15/27[3]	125,000		106,250
rue21, Inc.
9.000%, due 10/15/21[2,9,10]	250,000		1,250
Shop Direct Funding PLC
7.750%, due 11/15/22[2,11]	GBP	425,000	565,169
Sonic Automotive, Inc.
6.125%, due 03/15/27	275,000		283,937
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%, due 06/01/24	1,800,000		1,791,000
The Hillman Group, Inc.
6.375%, due 07/15/22[2]	200,000		198,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(concluded)
The Scotts Miracle-Gro Co.
6.000%, due 10/15/23	225,000		240,750
			7,930,864
Software—0.05%
MSCI, Inc.
4.750%, due 08/01/26[2]	175,000		182,219

Software & services—0.03%
Ascend Learning LLC
6.875%, due 08/01/25[2]	100,000		104,750

Specialty retail—0.55%
CBR Fashion Finance BV
5.125%, due 10/01/22[2,11]	EUR	275,000	322,368
L Brands, Inc.
6.750%, due 07/01/36	225,000		219,937
Masaria Investments SAU
5.000%, due 09/15/24[2]	EUR	100,000	117,370
3 mo. Euribor + 5.250%,
5.250%, due 09/15/24[2,5]	EUR	250,000	292,334
Takko Luxembourg 2 SCA
3 mo. Euribor + 5.375%,
5.375%, due 11/15/23[2,5,11]	EUR	600,000	694,611
5.375%, due 11/15/23[2,11]	EUR	150,000	174,308
9.875%, due 04/15/19[4]	EUR	250,000	298,420
			2,119,348
Steel—0.22%
Severstal OAO Via Steel Capital SA
5.900%, due 10/17/22[2]	750,000		832,500

Telecom-integrated/services—0.56%
Hughes Satellite Systems Corp.
6.625%, due 08/01/26	300,000		316,500
Intelsat Luxembourg SA
6.750%, due 06/01/18	175,000		171,500
7.750%, due 06/01/21[3]	275,000		172,562
8.125%, due 06/01/23[3]	2,415,000		1,473,150
			2,133,712
Telecommunication services—2.58%
Altice Financing SA
5.250%, due 02/15/23[4]	EUR	500,000	611,546
6.625%, due 02/15/23[2]	200,000		210,820

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunication services—(continued)
7.500%, due 05/15/26[2]	200,000		219,750
Altice Finco SA
4.750%, due 01/15/28[2]	EUR	250,000	293,659
Altice Luxembourg SA
7.750%, due 05/15/22[2]	1,200,000		1,270,500
Avaya, Inc.
7.000%, due 04/01/19[2,9]	500,000		420,000
9.000%, due 04/01/19[2,9]	225,000		188,437
Block Communications, Inc.
6.875%, due 02/15/25[2]	250,000		270,000
CBS Radio, Inc.
7.250%, due 11/01/24[2,3]	250,000		261,562
Digicel Ltd.
6.000%, due 04/15/21[2]	125,000		123,003
6.000%, due 04/15/21[4]	900,000		885,618
6.750%, due 03/01/23[4]	500,000		494,375
eircom Finance DAC
4.500%, due 05/31/22[4]	EUR	325,000	394,257
Embarq Corp.
7.995%, due 06/01/36	450,000		453,937
Level 3 Communications, Inc.
5.750%, due 12/01/22	175,000		179,813
Qualitytech LP/QTS Finance Corp.
4.750%, due 11/15/25[2,11]	175,000		178,238
Uniti Group, Inc./CSL Capital LLC
6.000%, due 06/15/25[2]	725,000		764,875
VEON Holdings BV
5.950%, due 02/13/23[4]	450,000		487,354
Wind Acquisition Finance SA
4.750%, due 07/15/20[2]	400,000		404,760
7.375%, due 04/23/21[2]	1,200,000		1,246,560
Wind Tre SpA
5.000%, due 01/20/26[2,11]	400,000		402,595

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunication services—(concluded)
Xplornet Communications, Inc.
9.625% Cash,
10.625% PIK, due 06/01/22[2,7]	100,000		107,969
			9,869,628
Telecommunications equipment—0.07%
CDW LLC/CDW Finance Corp.
5.000%, due 09/01/25	250,000		261,563

Telephone-integrated—2.47%
Frontier Communications Corp.
10.500%, due 09/15/22	1,450,000		1,271,940
11.000%, due 09/15/25	725,000		613,531
Level 3 Financing, Inc.
5.375%, due 08/15/22	125,000		128,785
5.625%, due 02/01/23	175,000		180,687
6.125%, due 01/15/21	475,000		484,557
SoftBank Group Corp.
4.500%, due 04/15/20[2,3]	600,000		619,680
4.750%, due 07/30/25[4]	EUR	600,000	785,924
Sprint Capital Corp.
8.750%, due 03/15/32		2,470,000	2,994,875
Telecom Italia Finance SA
7.750%, due 01/24/33	EUR	450,000	816,047
Virgin Media Finance PLC
5.750%, due 01/15/25[2]		200,000	206,500
6.000%, due 10/15/24[2]		200,000	209,500
6.375%, due 04/15/23[2]		200,000	208,500
Virgin Media Receivables Financing Notes I DAC
5.500%, due 09/15/24[4]	GBP	475,000	656,651
Virgin Media Secured Finance PLC
6.000%, due 01/15/25[2,15]	GBP	175,000	269,909
			9,447,086
Trading companies & distributors—0.18%
Golden Legacy Pte Ltd.
6.875%, due 03/27/24[2]		250,000	259,150
8.250%, due 06/07/21[4]		400,000	434,963
			694,113
Transportation services—0.53%
Algeco Scotsman Global Finance PLC
9.000%, due 10/15/18[4]	EUR	300,000	342,123

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Transportation services—(concluded)
WFS Global Holding SAS
9.500%, due 07/15/22[4]	EUR	500,000	635,409
12.500%, due 12/30/22[4]	EUR	450,000	597,524
XPO Logistics, Inc.
6.125%, due 09/01/23[2]	225,000		236,813
6.500%, due 06/15/22[2]	200,000		210,036
			2,021,905
Wireless telecommunication services—3.21%
CenturyLink, Inc.
5.625%, due 04/01/20	100,000		104,250
5.625%, due 04/01/25[3]	100,000		97,500
5.800%, due 03/15/22	475,000		482,125
6.750%, due 12/01/23[3]	350,000		364,087
7.600%, due 09/15/39	975,000		899,437
Cogent Communications Group, Inc.
5.375%, due 03/01/22[2]	150,000		158,438
Digicel Group Ltd.
8.250%, due 09/30/20[2]	1,550,000		1,532,562
Intelsat Jackson Holdings SA
9.750%, due 07/15/25[2,3]	600,000		604,500
Match Group, Inc.
6.375%, due 06/01/24	425,000		461,656
Matterhorn Telecom SA
3 mo. Euribor + 3.250%,
3.250%, due 02/01/23[2,5]	EUR	338,514	394,989
3.875%, due 05/01/22[4]	EUR	625,000	751,305
Netflix, Inc.
3.625%, due 05/15/27[4]	EUR	650,000	778,920
4.875%, due 04/15/28[2]	800,000		795,160
Nokia OYJ
3.375%, due 06/12/22	75,000		74,719
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, due 02/15/25[2,3]	200,000		196,500
Sable Intrenational Finance Ltd.
6.875%, due 08/01/22[2]	400,000		429,000
Sprint Communications, Inc.
9.000%, due 11/15/18[2]	171,000		181,260
9.250%, due 04/15/22	225,000		276,188
Sprint Corp.
7.875%, due 09/15/23	25,000		27,938
T-Mobile USA, Inc.
4.000%, due 04/15/22	175,000		181,016

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(concluded)
Wireless telecommunication services—(concluded)
5.125%, due 04/15/25	25,000		26,180
6.000%, due 03/01/23	125,000		131,719
6.125%, due 01/15/22	100,000		104,000
6.625%, due 04/01/23	650,000		682,500
United Group BV
4.375%, due 07/01/22[2]	EUR	325,000	397,506
4.875%, due 07/01/24[2]	EUR	325,000	396,808
Windstream Services LLC
7.500%, due 06/01/22	50,000		37,250
7.750%, due 10/15/20[3]	375,000		335,625
7.750%, due 10/01/21	75,000		56,625
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[2]	500,000		526,875
6.000%, due 04/01/23	750,000		788,437
			12,275,075
Total corporate bonds (cost—$343,556,422)			356,331,405

Loan assignments[5]—2.49%
Aerospace & defense—0.02%
Sequa Corp.
1st Lien Term Loan, 2 mo. LIBOR + 5.500%,
6.874%, due 11/28/21	74,813		75,350

Broadcast—0.04%
Hercules Offshore LLC
Exit Term Loan, Defaulted,
0.000%, due 05/06/20[10,13,16]	197,241		147,931

Building materials—0.01%
Forterra Finance, LLC
2017 Term Loan B, 1 mo. LIBOR + 3.000%,
4.242%, due 10/25/23	24,874		20,755

Chemicals—0.07%
Unifrax Corp.
2017 USD Term Loan B, 3 mo. LIBOR + 3.750%,
5.083%, due 04/04/24	174,563		175,653

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments[5]—(continued)
Chemicals—(concluded)
Venator Materials Corp.
Term Loan B, 3 mo. LIBOR + 3.000%,
4.380%, due 08/08/24	100,000	101,125
		276,778
Commercial services—0.08%
Parexel International Corp.
Term Loan B, 1 mo. LIBOR + 3.000%,
4.242%, due 09/27/24	150,000	151,339
USS Ultimate Holdings, Inc.
1st Lien Term Loan, 1 mo. LIBOR + 3.750%,
4.992%, due 08/25/24	150,000	151,313
		302,652
Computer software & services—0.12%
Everi Payments, Inc.
Term Loan B, 1 mo. LIBOR + 4.500%,
5.742%, due 05/09/24	274,313	276,142
Tempo Acquisition LLC
Term Loan, 1 mo. LIBOR + 3.000%,
4.242%, due 05/01/24	199,500	200,083
		476,225
Consumer products—0.14%
Prestige Brands, Inc.
Term Loan B5, 1 mo. LIBOR + 2.750%,
3.992%, due 01/26/24	290,837	292,428
Revlon Consumer Products Corp.
2016 Term Loan B, 1 mo. LIBOR + 3.500%,
4.742%, due 09/07/23	270,750	233,184
		525,612
Containers & packaging—0.13%
Consolidated Container Co. LLC
2017 1st Lien Term Loan, 1 mo. LIBOR + 3.500%,
4.742%, due 05/22/24	150,000	151,088

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments[5]—(continued)
Containers & packaging—(concluded)
Flex Acquisition Co., Inc.
1st Lien Term Loan, 3 mo. LIBOR + 3.000%,
4.335%, due 12/29/23	348,250	350,590
		501,678
Electronics—0.03%
Micron Technology, Inc.
Term Loan, 3 mo. LIBOR + 2.000%,
3.390%, due 04/26/22	99,496	100,409

Entertainment—0.16%
Delta 2 (LUX) S.a.r.l.
USD Term Loan B3, 1 mo. LIBOR + 3.000%,
4.242%, due 02/01/24	25,000	25,182
Gateway Casinos & Entertainment Limited
Term Loan B1, 3 mo. LIBOR + 3.750%,
5.083%, due 02/22/23	274,313	278,084
Lions Gate Entertainment Corp.
2016 1st Lien Term Loan, 1 mo. LIBOR + 3.000%,
4.242%, due 12/08/23	161,875	162,989
Scientific Games International, Inc.
2017 Term Loan B4, 2 mo. LIBOR + 3.250%,
4.522%, due 08/14/24	150,000	151,667
		617,922
Financial services—0.25%
Air Methods Corp.
2017 Term Loan B, 3 mo. LIBOR + 3.500%,
4.833%, due 04/21/24	196,688	196,196
Camelot UK Holdco Ltd.
2017 Term Loan B, 1 mo. LIBOR + 3.500%,
4.742%, due 10/03/23	222,756	224,242
iPayment, Inc.
2017 Term Loan, 3 mo. LIBOR + 6.000%,
7.350%, due 04/11/23	199,500	201,495
Seminole Tribe of Florida
2017 Term Loan B, 1 mo. LIBOR + 2.000%,
3.238%, due 07/06/24	250,000	251,055

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments[5]—(continued)
Financial services—(concluded)
Werner Co.
2017 Term Loan, 1 mo. LIBOR + 4.000%,
5.242%, due 07/24/24	75,000	75,375
		948,363
Gaming—0.16%
Caesars Entertainment Operating Co.
Exit Term Loan, 1 mo. LIBOR + 2.500%,
3.742%, due 10/06/24	275,000	275,173
Mohegan Tribal Gaming Authority
2016 Term Loan B, 1 mo. LIBOR + 4.000%,
5.242%, due 10/13/23	322,127	325,600
		600,773
Healthcare-services—0.12%
Jaguar Holding Co. II
2017 Term Loan, 3 mo. LIBOR + 2.750%,
4.083%, due 08/18/22	317,688	319,374
Surgery Center Holdings, Inc.
2017 Term Loan B, 1 mo. LIBOR + 3.250%,
4.500%, due 09/02/24	125,000	123,844
		443,218
Hotels, restaurants & leisure—0.17%
LTF Merger Sub, Inc.
2017 Term Loan B, 3 mo. LIBOR + 3.000%,
4.317%, due 06/10/22	641,819	642,352

Insurance—0.29%
Asurion LLC
2017 Term Loan B4, 1 mo. LIBOR + 2.750%,
3.992%, due 08/04/22	908,644	915,313
USI, Inc.
2017 Term Loan B, 3 mo. LIBOR + 3.000%,
4.314%, due 05/16/24	200,000	200,416
		1,115,729
Lodging—0.03%
Golden Nugget, Inc.
2017 Incremental Term Loan, 2 mo. LIBOR + 3.250%,
4.526%, due 10/04/23	99,748	100,731

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments[5]—(continued)
Machinery-construction & mining—0.02%
Terex Corp.
2017 Repriced Term Loan, 3 mo. LIBOR + 2.250%,
3.583%, due 01/31/24	74,625	74,905

Machinery-diversified—0.01%
Engineered Machinery Holdings, Inc.
1st Lien Term Loan, 3 mo. LIBOR + 3.250%,
4.559%, due 07/19/24	44,248	44,358
1st Lien Delayed Draw Term Loan, 3 mo. LIBOR + 3.250%,
4.583%, due 07/19/24	5,752	5,767
		50,125
Manufacturing-diversified—0.04%
Columbus McKinnon Corp.
Term Loan B, 3 mo. LIBOR + 3.000%,
4.333%, due 01/31/24	136,610	137,976

Metals & mining—0.04%
Big River Steel LLC
Term Loan B, 3 mo. LIBOR + 5.000%,
6.333%, due 08/23/23	150,000	152,625

Oil & gas—0.22%
California Resources Corp.
Second Out Term Loan, 1 mo. LIBOR + 10.375%,
11.612%, due 12/31/21	75,000	80,312
Chesapeake Energy Corp.
Term Loan, 3 mo. LIBOR + 7.500%,
8.814%, due 08/23/21	250,000	267,917
Citgo Holding Inc.
2015 Term Loan B, 3 mo. LIBOR + 8.500%,
9.835%, due 05/12/18	387,184	395,412
Peabody Energy Corp.
Exit Term Loan, 1 mo. LIBOR + 3.500%,
4.742%, due 03/31/22	119,001	119,782
		863,423
Packaging & containers—0.03%
Berry Plastics Group, Inc.
Term Loan N, 1 mo. LIBOR + 2.250%,
3.488%, due 01/19/24	124,375	124,744

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments[5]—(concluded)
Pipelines—0.07%
BCP Renaissance Parent LLC
2017 Term Loan B,
0.000%, due 09/19/24[16]	275,000	273,625

REITS—0.06%
RHP Hotel Properties LP
2017 Term Loan B, 3 mo. LIBOR + 2.250%,
3.560%, due 05/11/24	248,750	250,461

Retail-restaurant—0.04%
1011778 B.C. Unlimited Liability Co.
Term Loan B3, 1 mo. LIBOR + 2.250%,
3.583%, due 02/16/24	149,248	149,398

Wireless telecommunication services—0.14%
Radiate Holdco, LLC
1st Lien Term Loan, 1 mo. LIBOR + 3.000%,
4.242%, due 02/01/24	298,500	295,058
Zayo Group LLC
2017 Incremental Term Loan, 1 mo. LIBOR + 2.250%,
3.489%, due 01/19/24	232,363	233,248
		528,306
Total loan assignments (cost—$9,497,731)		9,502,066

	Number of Shares
Common stocks—0.48%
Energy-exploration & production—0.13%
Chaparral Energy, Inc.*,10,12	3,605	86,340
Chaparral Energy, Inc.*	16,834	403,174
		489,514
Metals & mining—0.01%
Aleris International*,10,13	795	22,260

Oil, gas & consumable fuels—0.34%
Bonanza Creek Energy, Inc.*	11,869	401,528
Denbury Resources, Inc.*,3	25,585	31,470
Halcon Resources Corp.*,3	62,828	413,408
Linn Energy, Inc.*,10	2,576	99,305
Midstates Petroleum Co., Inc.*	395	6,024

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Oil, gas & consumable fuels—(concluded)
Peabody Energy Corp.*,3	10,604	327,558
Peabody Energy Corp.*,10,12	919	26,968
SandRidge Energy, Inc.*	1,248	23,425
		1,329,686
Total common stocks (cost—$1,875,811)		1,841,460

Preferred stocks—0.12%
Oil, gas & consumable fuels—0.05%
Peabody Energy Corp.[10]	3,285	187,245

Transportation infrastructure—0.07%
Seaspan Corp.
6.375%, due 04/30/19	11,327	287,932
Total preferred stocks (cost—$365,933)		475,177

	Number of Warrants
Warrants—0.21%
Automobiles—0.21%
General Motors Co., strike price $18.33, expires 07/10/19*	30,621	779,611

Oil & Gas—0.00%†
SandRidge Energy, Inc. strike price $41.34, expires 10/04/22*	2,784	2,505
SandRidge Energy, Inc. strike price $42.03, expires 10/04/22*,10	1,172	879
		3,384
Oil, gas & consumable fuels—0.00%†
Midstates Petroleum Co., Inc. strike price $24.00, expires 04/21/20[10]	2,804	438

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Warrants	Value ($)
Warrants—(concluded)
Oil, gas & consumable fuels—(concluded)
Peabody Energy Corp., strike price $0.01, expires 07/03/17*,12	26	763
		1,201
Total warrants (cost—$276,822)		784,196

Face Amount[1]
Repurchase agreement—1.25%
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $4,847,054 US Treasury Notes, 1.500% to 2.125% due 08/31/21 to 01/31/22; (value—$4,883,790); proceeds: $4,788,007 (cost—$4,788,000)	4,788,000	4,788,000

	Number of Shares
Investment of cash collateral from securities loaned—6.86%
Money market fund—6.86%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$26,217,611)	26,217,611	26,217,611
Total investments (cost—$386,578,330)[17]—104.66%		399,939,915
Liabilities in excess of other assets—(4.66)%		(17,823,193)
Net assets—100.00%		$382,116,722

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
SSC	USD	193,918	EUR	163,406	11/01/17	(3,574)
SSC	USD	306,581	EUR	259,445	11/01/17	(4,367)
SSC	USD	21,324	EUR	17,955	11/01/17	(409)
SSC	USD	69,500	EUR	58,927	11/01/17	(860)
SSC	USD	4,031	GBP	2,988	11/01/17	(62)
SSC	EUR	55,790,684	USD	66,896,992	11/01/17	1,909,241
SSC	EUR	55,757,576	USD	64,764,767	12/01/17	(281,916)
SSC	GBP	9,324,437	USD	12,620,905	11/01/17	236,654
SSC	GBP	9,483,862	USD	12,415,968	12/01/17	(189,999)
						1,664,708

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	356,331,405	0	356,331,405
Loan assignments	—	9,354,135	147,931	9,502,066
Common stocks	1,819,200	—	22,260	1,841,460
Preferred stocks	475,177	—	—	475,177
Warrants	783,758	438	—	784,196
Repurchase agreement	—	4,788,000	—	4,788,000
Investment of cash collateral from securities loaned	—	26,217,611	—	26,217,611
Forward foreign currency contracts	—	2,145,895	—	2,145,895
Total	3,078,135	398,837,484	170,191	402,085,810

Liabilities
Forward foreign currency contracts	—	(481,187)	—	(481,187)

At October 31, 2017, there was a transfer between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended October 31, 2017:

	Corporate bonds	Common stocks	Loan assignment	Total
Beginning balance	$0	$20,670	$147,931	$168,601
Purchases	—	—	—	—
Sales	—	—	—	—
Accrued discounts/(premiums)	—	—	9	9
Total realized gain/(loss)	—	—	—	—
Net change in unrealized appreciation/depreciation	—	1,590	(9)	1,581
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending balance	$0	$22,260	$147,931	$170,191

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2017, was $1,581.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2017 (unaudited)

Portfolio footnotes

*                           Non-income producing security.

†                           Amount represents less than 0.005%

1                           In US dollars unless otherwise indicated.

2                           Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3                           Security, or portion thereof, was on loan at the period end.

4                           Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

5                           Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.

6                           Perpetual investment. Date shown reflects the next call date.

7                           Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

8                           Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

9                           Bond interest in default.

10                    Illiquid investment at the period end.

11                    Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

12                    Security is being fair valued by a valuation committee under the direction of the board of trustees.

13                    Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

14                    These securities are considered illiquid and restricted. At the period end, the value of these securities amounted to 0.00% of net assets. The table below provides further information:

Illiquid & restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 10/31/17	Value as a percentage of net asset
Peabody Energy Corp., 10.000%, due 03/15/22	04/03/17	$0	0.00%	$0	0.00%
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, due 10/01/20	11/10/16	0	0.00	0	0.00
Sandridge Energy, Inc., 7.500%, due 03/15/21	10/04/16	0	0.00	0	0.00

15                    Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

16                    Position is unsettled. Contract rate was not determined at October 31, 2017 and does not take effect until settlement.

17                    Includes $26,211,207 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $513,363 and cash collateral of $26,217,611.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—111.55%
Aerospace & defense—1.48%
Arconic, Inc.	20,976	526,917
General Dynamics Corp.	25,858	5,248,657
Raytheon Co.	29,239	5,268,868
Spirit AeroSystems Holdings, Inc., Class A	22,584	1,808,978
United Technologies Corp.	60,734	7,273,504
		20,126,924
Air freight & logistics—0.58%
United Parcel Service, Inc., Class B	67,456	7,928,104

Airlines—0.66%
Copa Holdings SA, Class A	10,030	1,235,596
Delta Air Lines, Inc.	83,072	4,156,092
Southwest Airlines Co.	48,011	2,585,873
Spirit Airlines, Inc.*,1	26,970	1,000,317
		8,977,878
Auto components—0.55%
BorgWarner, Inc.	108,475	5,718,802
Gentex Corp.	36,100	700,701
Lear Corp.	5,950	1,044,761
		7,464,264
Automobiles—0.62%
Ford Motor Co.	681,775	8,365,379

Banks—7.40%
BB&T Corp.	294,502	14,501,279
Citizens Financial Group, Inc.	34,946	1,328,298
Commerce Bancshares, Inc.	43,977	2,557,702
East West Bancorp, Inc.	40,612	2,430,222
Fifth Third Bancorp	181,899	5,256,881
KeyCorp	173,250	3,161,813
Lloyds Banking Group PLC, ADR[1]	599,967	2,213,878
Popular, Inc.	53,554	1,964,361
Regions Financial Corp.	301,696	4,670,254
SunTrust Banks, Inc.	31,858	1,918,170
Synovus Financial Corp.[2]	65,580	3,072,423
TCF Financial Corp.	70,273	1,280,374
The PNC Financial Services Group, Inc.	58,470	7,998,111
US Bancorp	284,401	15,465,726

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
Wells Fargo & Co.[2]	562,098	31,556,182
Western Alliance Bancorp*	18,760	1,046,808
		100,422,482
Beverages—0.84%
Coca-Cola European Partners PLC	71,454	2,919,610
PepsiCo, Inc.	66,097	7,285,872
The Coca-Cola Co.	26,870	1,235,483
		11,440,965
Biotechnology—1.45%
Amgen, Inc.	57,455	10,067,265
Biogen, Inc.*	1,540	479,956
Gilead Sciences, Inc.[2]	103,874	7,786,395
United Therapeutics Corp.*	10,940	1,297,375
		19,630,991
Building products—1.01%
Johnson Controls International PLC	236,558	9,791,136
Masco Corp.	52,812	2,102,974
Owens Corning	22,150	1,831,583
		13,725,693
Capital markets—4.87%
BlackRock, Inc.	5,110	2,405,941
CME Group, Inc.	10,458	1,434,524
Franklin Resources, Inc.[2]	301,806	12,715,087
Intercontinental Exchange, Inc.	19,700	1,302,170
Morgan Stanley	232,266	11,613,300
State Street Corp.	96,027	8,834,484
The Goldman Sachs Group, Inc.[2]	83,096	20,149,118
Thomson Reuters Corp.	161,000	7,541,240
		65,995,864
Chemicals—3.03%
Air Products & Chemicals, Inc.	8,710	1,388,635
Cabot Corp.	24,380	1,486,205
Celanese Corp., Series A	35,014	3,652,310
DowDuPont, Inc.	109,701	7,932,479
Eastman Chemical Co.	12,850	1,166,909

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
FMC Corp.	20,864	1,937,431
LyondellBasell Industries N.V., Class A	55,663	5,762,791
Methanex Corp.	49,479	2,412,101
Praxair, Inc.	101,606	14,846,669
The Mosaic Co.	19,942	445,504
		41,031,034
Commercial services & supplies—0.65%
KAR Auction Services, Inc.	166,964	7,902,406
Waste Management, Inc.	11,000	903,870
		8,806,276
Communications equipment—1.54%
Cisco Systems, Inc.[2]	304,365	10,394,065
Juniper Networks, Inc.	87,829	2,180,794
Motorola Solutions, Inc.	92,013	8,330,857
		20,905,716
Construction & engineering—0.03%
Fluor Corp.	9,683	417,240

Construction materials—0.19%
Cemex SAB de C.V., ADR*	324,480	2,631,533

Consumer finance—1.50%
Capital One Financial Corp.	129,323	11,920,994
Discover Financial Services	88,576	5,892,961
Synchrony Financial	78,280	2,553,494
		20,367,449
Containers & packaging—1.09%
AptarGroup, Inc.	22,031	1,918,239
Bemis Co., Inc.	38,350	1,726,517
Berry Global Group, Inc.*	12,285	730,343
Crown Holdings, Inc.*	14,001	842,440
Graphic Packaging Holding Co.	95,457	1,478,629
Sonoco Products Co.	44,252	2,291,811

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Containers & packaging—(concluded)
WestRock Co.	94,023	5,766,431
		14,754,410
Diversified financial services—8.10%
Bank of America Corp.[1,2]	1,159,555	31,760,212
Citigroup, Inc.[2]	468,761	34,453,934
JPMorgan Chase & Co.[2]	329,638	33,164,879
Leucadia National Corp.	48,291	1,221,762
Voya Financial, Inc.	230,938	9,274,470
		109,875,257
Diversified telecommunication services—1.08%
AT&T, Inc.[2]	97,923	3,295,109
Cogent Communications Holdings, Inc.[1]	49,785	2,683,412
Verizon Communications, Inc.	181,922	8,708,606
		14,687,127
Electric utilities—0.79%
AES Corp.	328,637	3,493,411
American Electric Power Co., Inc.	22,287	1,658,376
Duke Energy Corp.	10,658	941,208
Edison International	21,565	1,724,122
Exelon Corp.	9,611	386,458
Hawaiian Electric Industries, Inc.	21,253	774,884
PG&E Corp.	13,970	807,047
Xcel Energy, Inc.	19,355	958,460
		10,743,966
Electrical equipment—1.19%
Eaton Corp. PLC	93,389	7,472,988
Emerson Electric Co.	134,654	8,679,797
		16,152,785
Electronic equipment, instruments & components—3.16%
Arrow Electronics, Inc.*	13,205	1,103,806
Corning, Inc.	435,204	13,626,237
Dolby Laboratories, Inc., Class A	24,680	1,429,959
Flex Ltd.*	217,159	3,865,430
FLIR Systems, Inc.	33,880	1,586,262
Jabil, Inc.	65,441	1,850,671

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
TE Connectivity Ltd.[2]	202,775	18,446,442
Trimble, Inc.*	21,670	885,870
		42,794,677
Energy equipment & services—1.09%
Baker Hughes a GE Co.	46,610	1,464,952
Halliburton Co.	167,243	7,147,966
Nabors Industries Ltd.	74,090	417,127
National Oilwell Varco, Inc.[1]	12,030	411,306
Noble Corp. PLC*,1	114,870	477,859
Oceaneering International, Inc.	38,280	774,022
Patterson-UTI Energy, Inc.	47,620	941,923
Rowan Cos., PLC, Class A*,1	60,751	870,562
Schlumberger Ltd.	14,310	915,840
Transocean Ltd.*,1	134,980	1,417,290
		14,838,847
Equity real estate investment trusts—5.13%
AvalonBay Communities, Inc.	11,660	2,114,308
Brandywine Realty Trust	50,100	876,249
Camden Property Trust	7,790	710,760
Columbia Property Trust, Inc.	57,360	1,266,509
EPR Properties	17,117	1,184,154
Equity Residential	29,041	1,953,298
Gaming and Leisure Properties, Inc.	11,280	412,171
Highwoods Properties Inc	21,030	1,073,581
Hospitality Properties Trust	42,795	1,223,081
Iron Mountain, Inc.	406,731	16,269,240
Mid-America Apartment Communities, Inc.	6,584	673,872
Paramount Group, Inc.	51,910	826,407
Park Hotels & Resorts, Inc.*	40,930	1,178,375
Prologis, Inc.	20,010	1,292,246
Retail Properties of America, Inc., Class A	112,920	1,379,882
Ryman Hospitality Properties, Inc.	135,431	8,956,052
Sabra Health Care REIT, Inc.	216,378	4,310,250
The GEO Group, Inc.	235,417	6,109,071
UDR, Inc.	29,930	1,160,985
Ventas, Inc.	124,726	7,826,556
Weingarten Realty Investors	27,786	846,084
Weyerhaeuser Co.	221,648	7,959,380
		69,602,511
Food & staples retailing—2.34%
CVS Health Corp.	136,089	9,326,179

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Food & staples retailing—(concluded)
Wal-Mart Stores, Inc.	248,004	21,653,229
Walgreens Boots Alliance, Inc.	12,300	815,121
		31,794,529
Food products—0.29%
Mondelez International, Inc., Class A	39,566	1,639,219
Nomad Foods Ltd.*	147,786	2,231,569
		3,870,788
Gas utilities—1.26%
AmeriGas Partners LP	117,930	5,336,333
National Fuel Gas Co.[1]	202,701	11,766,793
		17,103,126
Health care equipment & supplies—0.77%
Baxter International, Inc.	28,540	1,839,974
Danaher Corp.	21,320	1,967,196
Koninklijke Philips N.V.	72,060	2,939,327
Medtronic PLC	31,380	2,526,718
The Cooper Cos., Inc.	5,010	1,203,703
		10,476,918
Health care providers & services—3.52%
Aetna, Inc.	9,060	1,540,472
Anthem, Inc.[2]	43,691	9,140,594
Cardinal Health, Inc.	72,324	4,476,855
Centene Corp.*	12,370	1,158,698
Cigna Corp.	62,113	12,249,926
Express Scripts Holding Co.*	84,144	5,157,186
Laboratory Corp. of America Holdings*	17,074	2,624,444
McKesson Corp.	53,015	7,309,708
UnitedHealth Group, Inc.	19,485	4,096,137
		47,754,020
Hotels, restaurants & leisure—1.76%
Carnival Corp.	9,060	601,493
Cedar Fair LP	57,357	3,590,548
Extended Stay America, Inc.	459,449	9,106,279
Hilton Worldwide Holdings, Inc.	93,563	6,762,734
Marriott International, Inc., Class A	6,780	810,074

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Norwegian Cruise Line Holdings Ltd.*	33,260	1,854,245
Royal Caribbean Cruises Ltd.	8,980	1,111,455
		23,836,828
Household durables—0.25%
Garmin Ltd.[1]	18,340	1,038,227
Mohawk Industries, Inc.*	8,810	2,306,106
		3,344,333
Household products—1.14%
Kimberly-Clark Corp.	84,015	9,452,528
The Procter & Gamble Co.[2]	70,334	6,072,637
		15,525,165
Independent power and renewable electricity producers—0.16%
NRG Energy, Inc.	39,180	979,500
Vistra Energy Corp.	63,660	1,237,550
		2,217,050
Industrial conglomerates—0.91%
General Electric Co.[2]	452,078	9,113,893
Honeywell International, Inc.	9,890	1,425,742
Roper Technologies, Inc.	6,870	1,773,628
		12,313,263
Insurance—7.51%
Aflac, Inc.	22,890	1,920,242
American Financial Group, Inc.	12,044	1,270,522
American International Group, Inc.	199,454	12,886,723
American National Insurance Co.	3,640	443,097
Arch Capital Group Ltd.*	11,590	1,154,828
Arthur J. Gallagher & Co.	15,430	977,182
Aspen Insurance Holdings Ltd.	35,180	1,509,222
Assured Guaranty Ltd.	51,965	1,927,901
Axis Capital Holdings Ltd.	214,088	11,644,246
Berkshire Hathaway, Inc., Class B*,2	130,612	24,416,607
Brighthouse Financial, Inc.*	17,420	1,083,176
Chubb Ltd.	50,600	7,631,492
CNA Financial Corp.	50,803	2,749,966
First American Financial Corp.	33,420	1,818,716

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Mercury General Corp.[1]	10,546	590,260
MetLife, Inc.	289,661	15,520,036
Old Republic International Corp.	59,790	1,213,139
ProAssurance Corp.	30,019	1,682,565
RenaissanceRe Holdings Ltd.	9,075	1,255,617
The Allstate Corp.	44,601	4,186,250
The Hanover Insurance Group, Inc.	20,442	2,011,084
The Travelers Cos., Inc.	4,065	538,409
Validus Holdings Ltd.	16,746	872,132
White Mountains Insurance Group Ltd.	958	851,806
XL Group Ltd.	42,779	1,731,266
		101,886,484
Internet & catalog retail—0.05%
Liberty Interactive Corp. QVC Group, Class A*	27,120	616,166

Internet software & services—1.06%
Akamai Technologies, Inc.*	9,090	474,953
Alphabet, Inc., Class A*	5,163	5,333,586
eBay, Inc.*	203,174	7,647,469
LogMeIn, Inc.	7,790	942,979
		14,398,987
IT services—1.58%
Alliance Data Systems Corp.	5,832	1,304,794
Cognizant Technology Solutions Corp., Class A	138,481	10,478,857
DXC Technology Co.	89,904	8,228,014
International Business Machines Corp.	9,050	1,394,243
		21,405,908
Leisure products—0.60%
Brunswick Corp.	16,142	817,592
Hasbro, Inc.	17,211	1,593,567
Polaris Industries, Inc.[1]	48,540	5,748,592
		8,159,751
Life sciences tools & services—0.50%
Agilent Technologies, Inc.	37,718	2,565,955
Bio-Rad Laboratories, Inc., Class A*	5,410	1,189,064
QIAGEN NV*	40,226	1,362,052

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—(concluded)
Thermo Fisher Scientific, Inc.	8,714	1,689,035
		6,806,106
Machinery—2.45%
Caterpillar, Inc.	13,372	1,815,918
Crane Co.	23,180	1,926,722
Cummins, Inc.	37,453	6,624,687
Dover Corp.	100,067	9,555,398
Fortive Corp.	13,040	942,270
Ingersoll-Rand PLC	10,930	968,398
Parker-Hannifin Corp.	16,660	3,042,282
Stanley Black & Decker, Inc.	25,528	4,124,048
Trinity Industries, Inc.	48,680	1,583,074
Xylem, Inc.	39,965	2,658,871
		33,241,668
Media—4.59%
CBS Corp., Class B	32,593	1,829,119
Cinemark Holdings, Inc.	253,108	9,197,945
Comcast Corp., Class A	108,730	3,917,542
Liberty Broadband Corp., Class A*	10,180	877,618
Liberty Broadband Corp., Class C*	11,222	979,568
Liberty Global PLC LiLAC, Class C*	55,330	1,217,260
Liberty Media Corp., Class C*	11,790	491,054
News Corp., Class A	159,317	2,176,270
Omnicom Group, Inc.	215,283	14,464,865
The Interpublic Group Cos., Inc.	513,218	9,879,446
The Madison Square Garden Co., Class A*	8,310	1,850,554
The Walt Disney Co.	18,140	1,774,273
Time Warner, Inc.	87,283	8,579,046
Twenty-First Century Fox, Inc., Class A	194,620	5,089,313
		62,323,873
Metals & mining—1.34%
Barrick Gold Corp.	181,112	2,617,069
Compass Minerals International, Inc.[1]	95,610	6,272,016
Freeport-McMoRan, Inc.*	104,130	1,455,737
Newmont Mining Corp.	55,216	1,996,611
Nucor Corp.	27,086	1,566,383
Steel Dynamics, Inc.	101,868	3,790,508

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Metals & mining—(concluded)
Tahoe Resources, Inc.	113,010	542,448
		18,240,772
Mortgage Real estate investment trusts—0.30%
Chimera Investment Corp.	89,120	1,630,896
MFA Financial, Inc.	175,151	1,443,244
Two Harbors Investment Corp.	106,460	1,043,308
		4,117,448
Multi-utilities—0.27%
Ameren Corp.	19,514	1,209,673
CenterPoint Energy, Inc.	31,228	923,724
Dominion Energy, Inc.	12,365	1,003,296
Vectren Corp.	7,760	528,767
		3,665,460
Multiline retail—0.59%
Target Corp.[1]	135,032	7,972,289

Oil, gas & consumable fuels—11.24%
Andeavor	52,718	5,600,760
BP PLC, ADR	139,625	5,678,549
Cenovus Energy, Inc.	524,126	5,094,505
Chevron Corp.[2]	226,298	26,225,675
Cimarex Energy Co.	5,654	661,122
ConocoPhillips	101,146	5,173,618
CONSOL Energy, Inc.*	26,750	431,478
Diamondback Energy, Inc.*	44,877	4,809,019
Energen Corp.*	38,656	1,998,515
EOG Resources, Inc.	12,070	1,205,431
EQT Corp.[1]	23,178	1,449,552
Exxon Mobil Corp.[2]	281,698	23,479,528
Gulfport Energy Corp.*	40,120	549,644
Jagged Peak Energy, Inc.*,1	52,655	731,378
Kinder Morgan, Inc.	66,988	1,213,153
Magellan Midstream Partners LP	104,966	7,212,214
Marathon Petroleum Corp.	332,245	19,848,316
Murphy Oil Corp.[1]	103,927	2,780,047
Occidental Petroleum Corp.	96,978	6,261,869
Phillips 66	36,208	3,297,825
QEP Resources, Inc.*	52,890	473,366

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Royal Dutch Shell PLC, Class A, ADR	208,602	13,148,184
Spectra Energy Partners LP	184,292	7,946,671
Valero Energy Corp.	78,993	6,231,758
World Fuel Services Corp.	33,560	932,968
		152,435,145
Personal products—0.69%
Nu Skin Enterprises, Inc., Class A	10,054	639,535
Unilever PLC, ADR[1]	153,754	8,710,164
		9,349,699
Pharmaceuticals—5.34%
Abbott Laboratories	124,389	6,745,616
Allergan PLC	10,680	1,892,816
Johnson & Johnson[2]	134,564	18,759,567
Merck & Co., Inc.[2]	235,795	12,989,947
Mylan N.V.*	251,800	8,991,778
Novo Nordisk A/S, ADR	51,532	2,565,778
Pfizer, Inc.[2]	422,774	14,822,456
Sanofi, ADR	90,074	4,258,699
Shire PLC, ADR	9,167	1,353,324
		72,379,981
Professional services—0.94%
IHS Markit Ltd.*	67,740	2,886,402
Nielsen Holdings PLC	231,257	8,572,697
The Dun & Bradstreet Corp.	10,480	1,224,378
		12,683,477
Road & rail—0.79%
Kansas City Southern	6,710	699,316

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Road & rail—(concluded)
Union Pacific Corp.	85,987	9,956,435
		10,655,751
Semiconductors & semiconductor equipment—2.69%
Applied Materials, Inc.	9,110	514,077
Intel Corp.[2]	328,213	14,930,410
KLA-Tencor Corp.	30,654	3,337,914
Marvell Technology Group Ltd.	129,630	2,394,266
Micron Technology, Inc.*	40,285	1,785,028
QUALCOMM, Inc.	143,027	7,295,807
Teradyne, Inc.[2]	85,280	3,657,659
Texas Instruments, Inc.	26,488	2,561,125
		36,476,286
Software—3.31%
Autodesk, Inc.*	14,170	1,770,683
Electronic Arts, Inc.*	6,821	815,792
Micro Focus International PLC, ADR*	80,215	2,801,910
Microsoft Corp.	147,459	12,265,640
Oracle Corp.[1,2]	465,603	23,699,193
Symantec Corp.	35,336	1,148,420
Synopsys, Inc.*	27,130	2,347,287
		44,848,925
Specialty retail—0.84%
Burlington Stores, Inc.*,1	12,540	1,177,381
Foot Locker, Inc.	31,400	944,512
Lowe’s Cos., Inc.	17,552	1,403,282
The Home Depot, Inc.	32,210	5,339,774
The TJX Cos., Inc.	36,175	2,525,015
		11,389,964
Technology hardware, storage & peripherals—2.54%
Apple, Inc.[2]	49,878	8,431,377
Hewlett Packard Enterprise Co.	657,303	9,149,658
HP, Inc.	444,619	9,581,539
NetApp, Inc.	86,044	3,822,075
Seagate Technology PLC[1]	62,363	2,305,560

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Technology hardware, storage & peripherals—(concluded)
Western Digital Corp.	12,260	1,094,450
		34,384,659
Textiles, apparel & luxury goods—0.17%
Carter’s, Inc.	8,052	778,870
Michael Kors Holdings Ltd.*	13,350	651,614
Skechers U.S.A., Inc., Class A*	25,610	817,471
		2,247,955
Thrifts & mortgage finance—0.05%
BankUnited, Inc.	20,820	725,577

Tobacco—0.35%
Philip Morris International, Inc.[2]	45,550	4,766,352

Trading companies & distributors—1.33%
Air Lease Corp.	12,770	554,857
Aircastle Ltd.	185,554	4,315,986
Fastenal Co.[1]	232,247	10,908,642
MSC Industrial Direct Co., Inc., Class A	14,080	1,167,232
United Rentals, Inc.*	3,380	478,202
WESCO International, Inc.*	9,770	616,975
		18,041,894
Total common stocks (cost—$1,284,317,624)		1,513,143,969

	Number of Rights
Rights—0.00%†
Safeway Casa Ley CVR*,1,3,4,5	35,500	14,200
Safeway PDC LLC CVR*,1,3,4,5	35,500	1,065
Total rights (cost—$37,027)		15,265

	Number of Shares
Investment company—0.73%
iShares Russell 1000 Value ETF (cost—$9,912,403)	82,600	9,861,614

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Repurchase agreement—1.30%
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $17,896,035 US Treasury Notes, 1.500% to 2.125% due 08/31/21 to 01/31/22;(value—$18,031,671); proceeds: $17,678,025 (cost—$17,678,000)	17,678,000	17,678,000

	Number of Shares
Investment of cash collateral from securities loaned—1.08%
Money market fund—1.08%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$14,600,512)	14,600,512	14,600,512
Total investments before investments sold short (cost—$1,326,545,566)[6]—114.66%		1,555,299,360

Investments sold short—(13.25)%
Common stocks—(13.25)%
Aerospace & defense—(0.13)%
Huntington Ingalls Industries, Inc.	(3,570)	(831,203)
Spirit AeroSystems Holdings, Inc., Class A	(12,080)	(967,608)
		(1,798,811)
Airlines—(0.27)%
Alaska Air Group, Inc.	(9,540)	(629,926)
American Airlines Group, Inc.	(30,580)	(1,431,756)
Delta Air Lines, Inc.	(18,330)	(917,050)
United Continental Holdings, Inc.	(11,280)	(659,654)
		(3,638,386)
Auto components—(0.10)%
Autoliv, Inc.	(6,947)	(867,402)
The Goodyear Tire & Rubber Co.	(17,640)	(539,608)
		(1,407,010)
Automobiles—(0.08)%
General Motors Co.	(24,650)	(1,059,457)

Banks—(1.30)%
CIT Group, Inc.	(20,770)	(968,297)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Banks—(concluded)
Community Bank System, Inc.	(24,297)	(1,343,381)
Cullen/Frost Bankers, Inc.	(7,394)	(728,309)
CVB Financial Corp.	(47,964)	(1,144,421)
First Financial Bankshares, Inc.	(34,798)	(1,588,529)
Glacier Bancorp, Inc.	(13,019)	(494,201)
KeyCorp	(86,750)	(1,583,187)
M&T Bank Corp.	(7,866)	(1,311,813)
People’s United Financial, Inc.	(41,119)	(767,281)
Prosperity Bancshares, Inc.	(18,973)	(1,248,044)
SVB Financial Group	(6,820)	(1,495,490)
Trustmark Corp.	(23,097)	(760,815)
UMB Financial Corp.	(9,503)	(698,756)
United Bankshares, Inc.	(22,695)	(815,885)
Valley National Bancorp	(70,294)	(808,381)
Westamerica BanCorp.	(23,845)	(1,388,494)
Zions BanCorp.	(10,293)	(478,213)
		(17,623,497)
Beverages—(0.05)%
Molson Coors Brewing Co., Class B	(8,144)	(658,605)

Capital markets—(0.30)%
Ameriprise Financial, Inc.	(9,890)	(1,548,181)
FactSet Research Systems, Inc.	(3,996)	(758,720)
Legg Mason, Inc.	(21,860)	(834,615)
TD Ameritrade Holding Corp.	(19,063)	(952,959)
		(4,094,475)
Chemicals—(0.55)%
Balchem Corp.	(16,617)	(1,400,647)
CF Industries Holdings, Inc.	(24,860)	(944,183)
HB Fuller Co.	(19,961)	(1,135,182)
International Flavors & Fragrances, Inc.	(11,234)	(1,656,116)
NewMarket Corp.	(4,095)	(1,639,597)
Platform Specialty Products Corp.	(60,640)	(648,848)
		(7,424,573)
Commercial services & supplies—(0.14)%
Mobile Mini, Inc.	(29,586)	(979,297)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Commercial services & supplies—(concluded)
Rollins, Inc.	(21,387)	(939,103)
		(1,918,400)
Communications equipment—(0.09)%
ViaSat, Inc.	(18,939)	(1,232,929)

Construction & engineering—(0.14)%
Jacobs Engineering Group, Inc.	(10,584)	(616,095)
KBR, Inc.	(67,830)	(1,331,503)
		(1,947,598)
Construction materials—(0.12)%
Vulcan Materials Co.	(13,121)	(1,597,482)

Consumer finance—(0.13)%
Ally Financial, Inc.	(26,920)	(703,420)
Capital One Financial Corp.	(11,141)	(1,026,977)
		(1,730,397)
Containers & packaging—(0.44)%
AptarGroup, Inc.	(11,756)	(1,023,595)
Ball Corp.	(78,045)	(3,350,472)
International Paper Co.	(16,660)	(954,118)
Sonoco Products Co.	(13,223)	(684,819)
		(6,013,004)
Diversified consumer services—(0.05)%
H&R Block, Inc.	(28,040)	(693,710)

Diversified financial services—(0.08)%
Voya Financial, Inc.	(25,383)	(1,019,381)

Electric utilities—(0.37)%
Entergy Corp.	(26,220)	(2,261,737)
FirstEnergy Corp.	(54,450)	(1,794,127)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Electric utilities—(concluded)
OGE Energy Corp.	(27,440)	(1,010,890)
		(5,066,754)
Electrical equipment—(0.07)%
Acuity Brands, Inc.	(5,530)	(924,616)

Electronic equipment, instruments & components—(0.35)%
Avnet, Inc.	(26,680)	(1,061,864)
National Instruments Corp.	(49,593)	(2,231,685)
VeriFone Systems, Inc.	(50,219)	(958,178)
Zebra Technologies Corp., Class A	(4,620)	(535,874)
		(4,787,601)
Energy equipment & services—(0.25)%
Helmerich & Payne, Inc.	(15,440)	(838,546)
National Oilwell Varco, Inc.	(31,209)	(1,067,036)
RPC, Inc.	(27,547)	(669,667)
Weatherford International PLC	(238,080)	(826,138)
		(3,401,387)
Equity real estate investment trusts—(0.28)%
HCP, Inc.	(18,030)	(465,895)
Realty Income Corp.	(11,071)	(594,181)
SL Green Realty Corp.	(7,784)	(744,773)
Ventas, Inc.	(10,030)	(629,382)
Washington Prime Group, Inc.	(166,353)	(1,302,544)
		(3,736,775)
Food & staples retailing—(0.33)%
Casey’s General Stores, Inc.	(21,883)	(2,507,135)
Costco Wholesale Corp.	(5,327)	(858,073)
PriceSmart, Inc.	(13,617)	(1,141,105)
		(4,506,313)
Food products—(0.77)%
Blue Buffalo Pet Products, Inc.	(36,155)	(1,045,964)
Bunge Ltd.	(13,960)	(960,169)
Flowers Foods, Inc.	(39,570)	(753,017)
Hormel Foods Corp.	(32,770)	(1,021,113)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Food products—(concluded)
McCormick & Co., Inc.	(11,971)	(1,191,474)
Pilgrim’s Pride Corp.	(19,040)	(605,091)
Snyder’s-Lance, Inc.	(36,808)	(1,385,085)
The Hain Celestial Group, Inc.	(16,379)	(589,972)
The J.M. Smucker Co.	(6,900)	(731,745)
TreeHouse Foods, Inc.	(31,638)	(2,100,130)
		(10,383,760)
Gas utilities—(0.07)%
UGI Corp.	(19,330)	(925,134)

Health care equipment & supplies—(0.13)%
DENTSPLY SIRONA, Inc.	(16,858)	(1,029,518)
West Pharmaceutical Services, Inc.	(6,930)	(702,702)
		(1,732,220)
Health care providers & services—(0.42)%
Acadia Healthcare Co., Inc.	(21,190)	(664,518)
Cardinal Health, Inc.	(31,740)	(1,964,706)
Diplomat Pharmacy, Inc.	(31,283)	(658,507)
Envision Healthcare Corp.	(23,840)	(1,015,584)
Express Scripts Holding Co.	(8,610)	(527,707)
Patterson Cos., Inc.	(10,800)	(399,600)
Premier, Inc., Class A	(16,170)	(528,274)
		(5,758,896)
Health care technology—(0.16)%
Medidata Solutions, Inc.	(17,672)	(1,329,464)
Veeva Systems, Inc., Class A	(13,690)	(834,269)
		(2,163,733)
Hotels, restaurants & leisure—(0.45)%
Aramark	(32,871)	(1,436,134)
Domino’s Pizza, Inc.	(3,527)	(645,441)
International Game Technology PLC	(48,200)	(1,132,700)
MGM Resorts International	(44,722)	(1,402,035)
Norwegian Cruise Line Holdings Ltd.	(15,700)	(875,275)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Texas Roadhouse, Inc.	(12,173)	(608,772)
		(6,100,357)
Household durables—(0.15)%
D.R. Horton, Inc.	(19,800)	(875,358)
PulteGroup, Inc.	(37,530)	(1,134,532)
		(2,009,890)
Insurance—(1.05)%
Arch Capital Group Ltd.	(6,827)	(680,242)
Assurant, Inc.	(10,910)	(1,098,092)
Cincinnati Financial Corp.	(22,631)	(1,588,017)
FNF Group	(20,150)	(754,013)
Kemper Corp.	(19,293)	(1,236,681)
Loews Corp.	(23,650)	(1,170,912)
Markel Corp.	(1,156)	(1,253,451)
Mercury General Corp.	(19,441)	(1,088,113)
MetLife, Inc.	(51,590)	(2,764,192)
RLI Corp.	(23,336)	(1,378,924)
The Hartford Financial Services Group, Inc.	(14,230)	(783,361)
XL Group Ltd.	(9,634)	(389,888)
		(14,185,886)
Internet & catalog retail—(0.09)%
Liberty Expedia Holdings, Inc., Class A	(7,080)	(326,388)
Wayfair, Inc., Class A	(12,125)	(847,538)
		(1,173,926)
Internet software & services—(0.13)%
Cimpress NV	(16,409)	(1,790,878)

IT services—(0.46)%
Acxiom Corp.	(55,579)	(1,398,368)
Black Knight, Inc.	(6,178)	(280,172)
Conduent, Inc.	(73,310)	(1,134,839)
Infosys Ltd., ADR	(56,469)	(838,565)
WEX, Inc.	(12,286)	(1,518,427)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
IT services—(concluded)
Wipro Ltd., ADR	(209,946)	(1,125,310)
		(6,295,681)
Leisure products—(0.04)%
Mattel, Inc.	(35,923)	(507,233)

Machinery—(0.56)%
AGCO Corp.	(13,340)	(914,724)
CNH Industrial N.V.	(118,684)	(1,507,287)
Deere & Co.	(8,128)	(1,080,049)
Flowserve Corp.	(47,300)	(2,084,511)
John Bean Technologies Corp.	(6,897)	(737,289)
The Middleby Corp.	(5,525)	(640,347)
Wabtec Corp.	(8,591)	(657,212)
		(7,621,419)
Media—(0.30)%
Charter Communications, Inc., Class A	(1,930)	(644,948)
Liberty Media Corp.-Liberty Formula One, Class A	(11,060)	(402,584)
Liberty Media Corp.-Liberty Formula One, Class C	(28,520)	(1,087,753)
TEGNA, Inc.	(41,170)	(503,509)
Twenty-First Century Fox, Inc., Class A	(33,192)	(867,971)
Viacom, Inc., Class B	(22,645)	(544,159)
		(4,050,924)
Metals & mining—(0.06)%
Nucor Corp.	(13,680)	(791,114)

Multiline retail—(0.06)%
Dollar General Corp.	(9,973)	(806,217)

Oil, gas & consumable fuels—(0.49)%
Antero Resources Corp.	(73,516)	(1,426,210)
Apache Corp.	(28,090)	(1,162,083)
Centennial Resource Development, Inc., Class A	(29,666)	(576,410)
Hess Corp.	(24,009)	(1,060,238)
HollyFrontier Corp.	(22,940)	(847,633)
Kosmos Energy Ltd.	(74,676)	(573,512)
Murphy Oil Corp.	(21,311)	(570,069)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Noble Energy, Inc.	(16,810)	(468,495)
		(6,684,650)
Personal products—(0.16)%
Coty, Inc., Class A	(141,152)	(2,173,741)

Pharmaceuticals—(0.18)%
Eli Lilly & Co.	(17,809)	(1,459,269)
Mallinckrodt PLC	(11,180)	(354,071)
Mylan N.V.	(18,200)	(649,922)
		(2,463,262)
Professional services—(0.06)%
Verisk Analytics, Inc.	(10,289)	(875,080)

Real estate management & development—(0.06)%
Realogy Holdings Corp.	(23,010)	(743,913)

Road & rail—(0.07)%
Heartland Express, Inc.	(45,775)	(976,381)

Semiconductors & semiconductor equipment—(0.40)%
Cavium, Inc.	(11,638)	(802,906)
Cree, Inc.	(73,648)	(2,629,234)
Cypress Semiconductor Corp.	(126,740)	(2,010,096)
		(5,442,236)
Software—(0.68)%
ACI Worldwide, Inc.	(73,487)	(1,769,567)
Blackbaud, Inc.	(12,305)	(1,246,497)
FireEye, Inc.	(50,710)	(858,013)
Guidewire Software, Inc.	(20,287)	(1,622,554)
HubSpot, Inc.	(17,920)	(1,550,976)
Proofpoint, Inc.	(13,605)	(1,257,238)
Workday, Inc., Class A	(8,573)	(951,517)
		(9,256,362)
Specialty retail—(0.21)%
CarMax, Inc.	(19,105)	(1,434,785)
Monro, Inc.	(10,874)	(536,632)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Specialty retail—(concluded)
Penske Automotive Group, Inc.	(18,580)	(866,200)
		(2,837,617)
Textiles, apparel & luxury goods—(0.19)%
Gildan Activewear, Inc.	(39,058)	(1,195,175)
NIKE, Inc., Class B	(25,936)	(1,426,221)
		(2,621,396)
Thrifts & mortgage finance—(0.14)%
New York Community Bancorp, Inc.	(149,928)	(1,883,096)

Trading companies & distributors—(0.03)%
Herc Holdings, Inc.	(8,790)	(425,963)

Transportation infrastructure—(0.06)%
Macquarie Infrastructure Corp.	(11,220)	(780,351)

Total investments sold short (proceeds—$161,337,466)		(179,742,477)
Liabilities in excess of other assets—(1.41)%		(19,080,231)
Net assets—100.00%		$1,356,476,652

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,513,143,969	—	—	1,513,143,969
Rights	—	—	15,265	15,265
Investment company	9,861,614	—	—	9,861,614
Repurchase agreement	—	17,678,000	—	17,678,000
Investment of cash collateral from securities loaned	—	14,600,512	—	14,600,512
Total	1,523,005,583	32,278,512	15,265	1,555,299,360

Liabilities
Investments sold short	(179,742,477)	—	—	(179,742,477)

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended October 31, 2017:

Rights
Beginning balance	$9,940
Purchases	—
Issuances	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	5,325
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$15,265

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2017, was $5,325.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.005%.
1	Security, or portion thereof, was on loan at the period end.
2	Security, or portion thereof, pledged as collateral for investments sold short.
3	Illiquid investment at the period end.
4	Security is being fair valued by a valuation committee under the direction of the board of trustees.
5	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
6

Includes $31,606,373 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $12,636,369 and cash collateral of $19,648,762 of which $5,048,250 was pledged back to State Street Bank and Trust Company for the financing of short sales.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—98.02%
Aerospace & defense—2.08%
TransDigm Group, Inc.[1]	102,444	28,428,210

Air freight & logistics—2.76%
FedEx Corp.	83,938	18,954,040
XPO Logistics, Inc.*,1	270,731	18,775,195
		37,729,235
Airlines—0.26%
Southwest Airlines Co.	65,269	3,515,388

Banks—1.93%
US Bancorp	486,798	26,472,075

Beverages—0.49%
Monster Beverage Corp.*	115,171	6,671,856

Biotechnology—3.69%
Biogen, Inc.*	66,743	20,801,123
Celgene Corp.*	194,912	19,680,265
Vertex Pharmaceuticals, Inc.*	68,261	9,981,806
		50,463,194
Capital markets—4.35%
Intercontinental Exchange, Inc.	449,234	29,694,367
The Charles Schwab Corp.	665,966	29,861,916
		59,556,283
Chemicals—1.55%
Ecolab, Inc.	162,801	21,271,579

Diversified financial services—3.99%
Berkshire Hathaway, Inc., Class B*	234,916	43,915,197
CME Group, Inc.	78,228	10,730,535
		54,645,732
Electrical equipment—0.35%
Rockwell Automation, Inc.	23,862	4,791,967

Energy equipment & services—0.24%
Schlumberger Ltd.	52,276	3,345,664

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Equity real estate investment trusts—5.97%
American Tower Corp.	255,489	36,706,104
Crown Castle International Corp.	217,646	23,305,534
Equinix, Inc.	46,762	21,674,187
		81,685,825
Food products—1.23%
Mondelez International, Inc., Class A	406,194	16,828,617

Health care equipment & supplies—2.04%
DENTSPLY SIRONA, Inc.	256,516	15,665,432
Intuitive Surgical, Inc.*	32,586	12,231,481
		27,896,913
Health care providers & services—0.89%
UnitedHealth Group, Inc.	58,256	12,246,576

Hotels, restaurants & leisure—1.57%
Las Vegas Sands Corp.	49,744	3,152,775
Starbucks Corp.	334,021	18,317,711
		21,470,486
Industrial conglomerates—4.58%
Honeywell International, Inc.	236,888	34,149,774
Roper Industries, Inc.	110,856	28,619,694
		62,769,468
Insurance—2.92%
Markel Corp.*	36,938	40,051,873

Internet & catalog retail—4.87%
Amazon.com, Inc.*	27,817	30,745,574
Liberty Interactive Corp. QVC Group, Class A*	620,974	14,108,529
The Priceline Group, Inc.*	5,750	10,993,770
TripAdvisor, Inc.*,1	287,490	10,780,875
		66,628,748
Internet software & services—11.18%
Alphabet, Inc. Class A*	37,322	38,555,119
Alphabet, Inc. Class C*	40,780	41,458,579
eBay, Inc.*	540,680	20,351,195

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Internet software & services—(concluded)
Facebook, Inc., Class A*	292,300	52,631,538
		152,996,431
IT services—9.53%
MasterCard, Inc., Class A	289,854	43,121,580
PayPal Holdings, Inc.*	751,350	54,517,956
Visa, Inc., Class A1	297,873	32,760,072
		130,399,608
Life sciences tools & services—3.48%
Illumina, Inc.*	45,483	9,332,657
Mettler-Toledo International, Inc.*	26,770	18,274,005
Quintiles IMS Holdings, Inc.*	185,180	20,017,958
		47,624,620
Media—1.24%
Liberty Global PLC, Class A*	119,843	3,697,157
Liberty Global PLC, Series C*	444,263	13,279,021
		16,976,178
Multiline retail—2.78%
Dollar General Corp.	140,219	11,335,304
Dollar Tree, Inc.*	293,307	26,764,264
		38,099,568
Oil, gas & consumable fuels—0.03%
Pioneer Natural Resources Co.	2,477	370,733

Personal products—1.53%
Unilever N.V.	361,112	20,930,051

Pharmaceuticals—0.70%
Allergan PLC	53,997	9,569,888

Professional services—0.69%
Nielsen Holdings PLC	254,965	9,451,553

Semiconductors & semiconductor equipment—3.74%
Applied Materials, Inc.	166,858	9,415,797
ASML Holding N.V.	71,181	12,865,966
Broadcom Ltd.	37,737	9,959,172

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Semiconductors & semiconductor equipment—(concluded)
NVIDIA Corp.	91,387	18,899,745
		51,140,680
Software—14.82%
Adobe Systems, Inc.*	216,875	37,987,825
Electronic Arts, Inc.*	205,953	24,631,979
Intuit, Inc.	177,461	26,800,160
Microsoft Corp.	414,513	34,479,191
Oracle Corp.	769,096	39,146,986
ServiceNow, Inc.*	70,761	8,942,068
Symantec Corp.	510,940	16,605,550
Take-Two Interactive Software, Inc.*	128,411	14,208,677
		202,802,436
Specialty retail—1.24%
Ross Stores, Inc.	37,902	2,406,398
The Home Depot, Inc.	61,619	10,215,198
Ulta Salon, Cosmetics & Fragrance, Inc.*	21,386	4,315,481
		16,937,077
Technology hardware, storage & peripherals—1.05%
Apple, Inc.	84,727	14,322,252

Trading companies & distributors—0.25%
United Rentals, Inc.*	24,199	3,423,675
Total common stocks (cost—$937,568,292)		1,341,514,439

	Face Amount ($)
Repurchase agreement—2.57%
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $35,584,542 US Treasury Notes, 1.500% to 2.125% due 08/31/21 to 01/31/22; (value—$35,854,241); proceeds: $35,151,049 (cost—$35,151,000)	35,151,000	35,151,000

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investment of cash collateral from securities loaned—0.15%
Money market fund—0.15%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$2,043,047)	2,043,047	2,043,047
Total investments (cost—$974,762,339)[2]—100.74%		1,378,708,486
Liabilities in excess of other assets—(0.74)%		(10,101,555)
Net assets—100.00%		$1,368,606,931

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,341,514,439	—	—	1,341,514,439
Repurchase agreement	—	35,151,000	—	35,151,000
Investment of cash collateral from securities loaned	—	2,043,047	—	2,043,047
Total	1,341,514,439	37,194,047	—	1,378,708,486

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2

Includes $50,966,842 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $49,881,012 and cash collateral of $2,043,047.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—93.63%
Aerospace & defense—0.12%
Arconic, Inc.	18,900	474,768
Wesco Aircraft Holdings, Inc.*	16,400	148,420
		623,188
Air freight & logistics—1.30%
Atlas Air Worldwide Holdings, Inc.*	9,425	578,224
Expeditors International of Washington, Inc.	108,600	6,340,068
		6,918,292
Airlines—0.27%
JetBlue Airways Corp.*	76,430	1,463,635

Auto components—0.13%
Visteon Corp.*	5,685	716,537

Automobiles—0.95%
Thor Industries, Inc.	37,150	5,060,573

Banks—9.52%
Atlantic Capital Bancshares, Inc.*	22,000	361,900
Bank of Hawaii Corp.[1]	64,200	5,239,362
Bank of the Ozarks, Inc.	47,045	2,193,238
Cathay General Bancorp	57,300	2,395,140
Citizens Financial Group, Inc.	102,970	3,913,890
Comerica, Inc.	12,290	965,625
First Citizens BancShares Inc., Class A	2,100	850,500
First Hawaiian, Inc.	143,400	4,193,016
First Horizon National Corp.	76,600	1,437,782
FNB Corp.	145,770	1,966,437
Hancock Holding Co.	35,048	1,708,590
KeyCorp	102,080	1,862,960
Pinnacle Financial Partners, Inc.	19,100	1,264,420
Sterling Bancorp	278,150	6,967,657
SunTrust Banks, Inc.	10,500	632,205
Texas Capital Bancshares, Inc.*	38,900	3,347,345
The Bank of NT Butterfield & Son Ltd.	97,880	3,655,818
UMB Financial Corp.	35,251	2,592,006
United Community Banks, Inc.	61,730	1,692,637

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
Wintrust Financial Corp.	43,040	3,498,722
		50,739,250
Building products—0.67%
Continental Building Products, Inc.*	90,038	2,404,014
JELD-WEN Holding, Inc.*	31,910	1,176,841
		3,580,855
Capital markets—4.16%
Artisan Partners Asset Management, Inc., Class A	83,350	2,867,240
E*TRADE Financial Corp.*	40,355	1,759,074
HFF, Inc., Class A	183,650	8,054,889
Lazard Ltd., Class A	46,450	2,208,233
MSCI, Inc.	44,750	5,251,860
OM Asset Management PLC	31,700	484,376
Virtus Investment Partners, Inc.	13,200	1,536,480
		22,162,152
Chemicals—3.08%
Axalta Coating Systems Ltd.*	123,300	4,099,725
Huntsman Corp.	85,715	2,744,594
Innospec, Inc.	24,192	1,496,275
The Scotts Miracle-Gro Co., Class A	78,540	7,824,155
Venator Materials PLC*	8,730	218,250
		16,382,999
Commercial services & supplies—1.67%
ABM Industries, Inc.	13,280	557,362
ACCO Brands Corp.*	57,990	756,769
KAR Auction Services, Inc.	72,800	3,445,624
Ritchie Bros Auctioneers, Inc.	93,300	2,615,199
Steelcase, Inc., Class A	105,100	1,529,205
		8,904,159
Communications equipment—0.47%
ARRIS International PLC*	17,800	507,300

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Communications equipment—(concluded)
Comtech Telecommunications Corp.	92,477	1,989,180
		2,496,480
Construction & engineering—0.98%
KBR, Inc.	265,195	5,205,778

Construction materials—0.19%
US Concrete, Inc.*	12,890	1,007,998

Consumer finance—0.89%
Ally Financial, Inc.	12,500	326,625
Enova International, Inc.*	38,987	578,957
EZCORP, Inc., Class A*	61,310	628,427
Nelnet, Inc., Class A	5,600	327,824
OneMain Holdings, Inc.*	90,092	2,862,223
		4,724,056
Containers & packaging—1.43%
Avery Dennison Corp.	18,130	1,924,862
Greif, Inc., Class A	20,010	1,111,155
Silgan Holdings, Inc.	80,140	2,344,095
WestRock Co.	36,650	2,247,745
		7,627,857
Diversified financial services—0.06%
Voya Financial, Inc.	8,400	337,344

Electric utilities—0.41%
Entergy Corp.	17,020	1,468,145
Great Plains Energy, Inc.	13,199	433,323
Portland General Electric Co.	5,900	281,666
		2,183,134
Electronic equipment, instruments & components—2.63%
Belden, Inc.	34,230	2,735,319
CDW Corp.	107,200	7,504,000
Orbotech Ltd.*	21,505	961,704
VeriFone Systems, Inc.*	113,073	2,157,433

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
Vishay Intertechnology, Inc.	30,020	667,945
		14,026,401
Energy equipment & services—2.08%
Core Laboratories N.V.[1]	18,800	1,878,120
Forum Energy Technologies, Inc.*,1	348,630	5,020,272
Patterson-UTI Energy, Inc.	92,795	1,835,485
Weatherford International PLC*,1	681,350	2,364,285
		11,098,162
Equity real estate investment trusts—6.98%
Brandywine Realty Trust	69,330	1,212,582
CatchMark Timber Trust, Inc., Class A	24,337	311,514
CoreCivic, Inc.	87,750	2,163,915
Digital Realty Trust, Inc.	5,600	663,264
Education Realty Trust, Inc.[1]	75,600	2,638,440
EPR Properties	35,540	2,458,657
Gaming and Leisure Properties, Inc.	13,145	480,318
Government Properties Income Trust	49,200	893,964
Granite Real Estate Investment Trust	25,900	1,003,625
Host Hotels & Resorts, Inc.	92,130	1,802,063
Lamar Advertising Co., Class A	100,200	7,058,088
Liberty Property Trust	56,825	2,436,656
Medical Properties Trust, Inc.	125,260	1,657,190
Outfront Media, Inc.	175,280	4,110,316
Physicians Realty Trust	152,900	2,657,402
Piedmont Office Realty Trust, Inc., Class A	84,608	1,636,319
Redwood Trust, Inc.	186,650	2,932,271
SL Green Realty Corp.	11,080	1,060,134
		37,176,718
Food & staples retailing—0.25%
US Foods Holding Corp.*	48,470	1,322,262

Food products—2.97%
Conagra Brands, Inc.	6,700	228,872
Hain Celestial Group, Inc.*,1	70,650	2,544,813
Lamb Weston Holdings, Inc.	6,600	336,534
Nomad Foods Ltd.*	103,930	1,569,343
Pinnacle Foods, Inc.	48,570	2,643,179
Post Holdings, Inc.*	43,400	3,599,162
TreeHouse Foods, Inc.*,1	68,750	4,563,625

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
Tyson Foods, Inc., Class A	4,500	328,095
		15,813,623
Health care equipment & supplies—1.61%
Anika Therapeutics, Inc.*	116,600	6,369,858
CONMED Corp.	6,400	334,208
Integer Holdings Corp.*	38,100	1,851,660
		8,555,726
Health care providers & services—3.02%
Amedisys, Inc.*	48,800	2,347,768
Envision Healthcare Corp.*	114,500	4,877,700
HealthSouth Corp.	30,935	1,427,341
MEDNAX, Inc.*	62,550	2,739,064
Patterson Cos., Inc.[1]	126,300	4,673,100
		16,064,973
Health care technology—0.22%
Allscripts Healthcare Solutions, Inc.*	86,940	1,171,951

Hotels, restaurants & leisure—1.50%
Aramark	36,605	1,599,273
Caesars Entertainment Corp.*	82,955	1,074,267
The Cheesecake Factory, Inc.[1]	119,300	5,337,482
		8,011,022
Household durables—0.89%
Lennar Corp., Class B	8,285	397,266
Toll Brothers, Inc.	49,100	2,260,564
Tupperware Brands Corp.	18,100	1,063,375
Whirlpool Corp.	6,220	1,019,644
		4,740,849
Household products—0.50%
WD-40 Co.[1]	24,100	2,671,485

Insurance—4.68%
Argo Group International Holdings Ltd.	59,550	3,748,672
Aspen Insurance Holdings Ltd.	108,700	4,663,230
Athene Holding Ltd., Class A*	50,415	2,628,134
CNA Financial Corp.	17,545	949,711

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
CNO Financial Group, Inc.	50,237	1,204,181
Crawford & Co., Class B	57,645	679,058
First American Financial Corp.	37,550	2,043,471
Third Point Reinsurance Ltd.*	39,200	654,640
Unum Group	57,520	2,993,341
W.R. Berkley Corp.[1]	78,100	5,356,098
		24,920,536
Internet software & services—0.69%
Cars.com, Inc.*,1	153,200	3,649,224
MongoDB, Inc.*	100	3,048
		3,652,272
IT services—4.91%
Broadridge Financial Solutions, Inc.	86,000	7,389,120
Cass Information Systems, Inc.	97,450	6,285,525
EVERTEC, Inc.	323,650	4,854,750
Jack Henry & Associates, Inc.	50,200	5,528,526
Leidos Holdings, Inc.	25,080	1,568,002
Science Applications International Corp.	5,100	374,034
Syntel, Inc.*	7,800	182,208
		26,182,165
Life sciences tools & services—0.76%
Bio-Rad Laboratories, Inc., Class A*	8,445	1,856,127
ICON PLC*	6,940	824,888
PerkinElmer, Inc.	18,830	1,361,786
		4,042,801
Machinery—7.14%
Actuant Corp., Class A1	73,450	1,872,975
Altra Industrial Motion Corp.	27,132	1,299,623
Donaldson Co., Inc.	93,800	4,428,298
EnPro Industries, Inc.	31,750	2,658,745
Graco, Inc.	47,600	6,273,204
Harsco Corp.*	29,690	630,912
Oshkosh Corp.	3,010	275,596
RBC Bearings, Inc.*	75,600	9,360,792
Snap-on, Inc.	41,200	6,500,536

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Terex Corp.	100,950	4,755,754
		38,056,435
Marine—0.44%
Kirby Corp.*	33,100	2,345,135

Media—1.16%
Cinemark Holdings, Inc., Class A1	89,000	3,234,260
Liberty Global PLC LiLAC, Class A*	7,370	160,077
Lions Gate Entertainment Corp., Class B*	54,820	1,516,321
Meredith Corp.	14,935	791,555
Regal Entertainment Group, Class A	28,400	464,340
		6,166,553
Metals & mining—0.81%
Alcoa Corp.*	50,070	2,392,345
Carpenter Technology Corp.	7,100	353,509
Hudbay Minerals, Inc.	134,014	998,404
Kaiser Aluminum Corp.	5,500	545,490
		4,289,748
Multi-utilities—0.99%
Ameren Corp.	31,910	1,978,101
Black Hills Corp.	7,460	486,840
NorthWestern Corp.	47,050	2,789,124
		5,254,065
Oil, gas & consumable fuels—4.53%
Andeavor	2,440	259,226
Arch Coal, Inc., Class A	26,505	2,025,512
Energen Corp.*	47,820	2,472,294
Euronav N.V.*	49,400	412,490
Golar LNG Ltd.	22,070	466,339
Golar LNG Partners LP	52,100	1,134,217
Hess Corp.	8,825	389,712
HollyFrontier Corp.	23,790	879,040
Oasis Petroleum, Inc.*	357,800	3,381,210
RSP Permian, Inc.*	133,560	4,595,800
Teekay Tankers Ltd., Class A	102,991	152,427

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
WPX Energy, Inc.*	704,055	7,941,740
		24,110,007
Paper & forest products—0.05%
KapStone Paper and Packaging Corp.	13,100	294,226

Pharmaceuticals—0.15%
Perrigo Co. PLC	9,770	791,272

Professional services—2.43%
Korn/Ferry International	55,360	2,315,709
Resources Connection, Inc.	162,870	2,565,202
TransUnion*	153,500	8,057,215
		12,938,126
Real estate management & development—0.27%
CBRE Group, Inc., Class A*	35,960	1,413,947

Road & rail—2.13%
Genesee & Wyoming, Inc., Class A*	42,550	3,054,239
Knight-Swift Transportation Holdings, Inc.*,1	46,150	1,912,918
Landstar System, Inc.	64,800	6,399,000
		11,366,157
Semiconductors & semiconductor equipment—2.22%
Advanced Energy Industries, Inc.*	13,425	1,137,366
Ichor Holdings Ltd.*	33,130	1,033,325
Microsemi Corp.*	54,050	2,884,648
Skyworks Solutions, Inc.	52,000	5,920,720

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Teradyne, Inc.	20,040	859,516
		11,835,575
Software—1.41%
American Software, Inc., Class A	408,580	5,070,478
Barracuda Networks, Inc.*	55,465	1,292,889
CA, Inc.	36,200	1,172,156
		7,535,523
Specialty retail—5.63%
Ascena Retail Group, Inc.*,1	1,558,150	3,022,811
Burlington Stores, Inc.*	18,200	1,708,798
Party City Holdco, Inc.*,1	354,950	3,957,692
Sally Beauty Holdings, Inc.*,1	218,450	3,781,370
Signet Jewelers Ltd.[1]	131,100	8,596,227
The Children’s Place, Inc.	13,905	1,512,864
The Michaels Cos. Inc.*	381,090	7,400,768
		29,980,530
Technology hardware, storage & peripherals—0.89%
Diebold Nixdorf, Inc.[1]	158,690	3,062,717
NetApp, Inc.	37,590	1,669,748
		4,732,465
Textiles, apparel & luxury goods—0.91%
PVH Corp.	26,777	3,395,591
Wolverine World Wide, Inc.	52,390	1,430,247
		4,825,838
Thrifts & mortgage finance—1.34%
BankUnited, Inc.	73,600	2,564,960
Washington Federal, Inc.	131,994	4,593,391
		7,158,351
Trading companies & distributors—1.14%
Air Lease Corp.	54,400	2,363,680
GATX Corp.	16,025	952,045
H&E Equipment Services, Inc.	44,015	1,449,854

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
Triton International Ltd.*	32,625	1,301,738
		6,067,317
Total common stocks (cost—$436,392,659)		498,746,503

Investment companies—3.31%
iShares Russell 2000 Value ETF	71,000	8,816,780
iShares Russell Mid-Cap Value ETF	103,000	8,820,920
Total investment companies (cost—$17,675,283)		17,637,700

Face Amount ($)
Repurchase agreement—3.13%
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $16,912,047 US Treasury Notes, 1.500% to 2.125% due 08/31/21 to 01/31/22; (value—$17,040,225); proceeds: $16,706,023 (cost—$16,706,000)	16,706,000	16,706,000

	Number of Shares
Investment of cash collateral from securities loaned—2.40%
Money market fund—2.40%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$12,777,935)	12,777,935	12,777,935
Total investments (cost—$483,551,877)[2]—102.47%		545,868,138
Liabilities in excess of other assets—(2.47)%		(13,174,425)
Net assets—100.00%		$532,693,713

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	498,746,503	—	—	498,746,503
Investment companies	17,637,700	—	—	17,637,700
Repurchase agreement	—	16,706,000	—	16,706,000
Investment of cash collateral from securities loaned	—	12,777,935	—	12,777,935
Total	516,384,203	29,483,935	—	545,868,138

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Includes $63,395,442 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $51,828,221 and cash collateral of $12,777,935.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—99.34%
Aerospace & defense—1.41%
HEICO Corp.[1]	73,144	6,632,698
Kratos Defense & Security Solutions, Inc.*	11,274	135,739
Mercury Systems, Inc.*	6,222	314,024
		7,082,461
Air freight & logistics—0.09%
Air Transport Services Group, Inc.*	17,640	426,888

Airlines—0.13%
Alaska Air Group, Inc.	10,037	662,743

Auto components—1.80%
Dorman Products, Inc.*	47,407	3,276,298
Fox Factory Holding Corp.*	9,680	411,884
Gentex Corp.	239,704	4,652,655
Visteon Corp.*	5,510	694,480
		9,035,317
Banks—2.73%
Home Bancshares, Inc.	93,157	2,094,169
Pinnacle Financial Partners, Inc.	81,587	5,401,060
SVB Financial Group*	6,726	1,474,877
Western Alliance Bancorp*	85,221	4,755,332
		13,725,438
Beverages—0.01%
New Age Beverages Corp.*,1	28,135	65,836

Biotechnology—2.63%
Agios Pharmaceuticals, Inc.*,1	11,154	716,867
Bioverativ, Inc.*	28,668	1,619,742
Clovis Oncology, Inc.*,1	8,310	626,325
Exact Sciences Corp.*,1	11,901	654,436
Keryx Biopharmaceuticals, Inc.*,1	21,291	137,966
Ligand Pharmaceuticals, Inc.*,1	21,216	3,083,746
Loxo Oncology, Inc.*,1	9,742	839,371
Neurocrine Biosciences, Inc.*,1	26,595	1,651,815
Spark Therapeutics, Inc.*,1,2	4,559	368,823
TESARO, Inc.*,1	9,229	1,068,441

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Biotechnology—(concluded)
Ultragenyx Pharmaceutical, Inc.*,1	53,501	2,465,861
		13,233,393
Building products—0.89%
Builders FirstSource, Inc.*	21,036	379,069
JELD-WEN Holding, Inc.*	106,964	3,944,832
PGT, Inc.*	11,909	167,917
		4,491,818
Capital markets—0.78%
Financial Engines, Inc.[1]	98,145	3,543,035
LPL Financial Holdings, Inc.	7,515	372,819
		3,915,854
Chemicals—2.50%
Axalta Coating Systems Ltd.*	57,424	1,909,348
Ingevity Corp.*	97,933	6,975,768
Sensient Technologies Corp.	48,268	3,670,781
		12,555,897
Commercial services & supplies—4.67%
Healthcare Services Group, Inc.	134,980	7,139,092
Innerworkings, Inc.*	153,347	1,668,415
Mobile Mini, Inc.	157,412	5,210,337
Ritchie Brothers Auctioneers, Inc.[1]	176,553	4,948,781
The Brink’s Co.	58,774	4,472,702
		23,439,327
Communications equipment—0.81%
Digi International, Inc.*	155,627	1,618,521
Lumentum Holdings, Inc.*,1	34,237	2,162,066
RADCOM Ltd.*	14,299	290,270
		4,070,857
Construction & engineering—0.79%
MasTec, Inc.*	12,080	526,084
NV5 Global, Inc.*,1	8,822	512,558

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Construction & engineering—(concluded)
Quanta Services, Inc.*	77,131	2,910,153
		3,948,795
Construction materials—0.64%
Eagle Materials, Inc.	21,615	2,281,895
Summit Materials, Inc., Class A*	23,812	747,697
US Concrete, Inc.*,1	2,513	196,517
		3,226,109
Consumer finance—1.04%
Green Dot Corp., Class A*	21,117	1,195,644
PRA Group, Inc.*,1	144,981	4,044,970
		5,240,614
Diversified consumer services—2.55%
Chegg, Inc.*,1	83,877	1,300,932
Grand Canyon Education, Inc.*	128,366	11,490,041
		12,790,973
Diversified telecommunication services—0.85%
Zayo Group Holdings, Inc.*	117,986	4,254,575

Electronic equipment, instruments & components—2.50%
Coherent, Inc.*	6,387	1,677,929
Littelfuse, Inc.	9,022	1,885,598
National Instruments Corp.	167,797	7,550,865
Orbotech Ltd.*	11,630	520,094
Rogers Corp.*	3,894	592,199
Universal Display Corp.[1]	2,192	321,128
		12,547,813
Equity real estate investment trusts—0.61%
QTS Realty Trust, Inc., Class A	32,001	1,851,258
Ryman Hospitality Properties, Inc.	18,154	1,200,524
		3,051,782
Food & staples retailing—0.90%
United Natural Foods, Inc.*,1	116,138	4,502,670

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Food products—1.54%
Calavo Growers, Inc.[1]	56,235	4,144,520
Freshpet, Inc.*,1	231,537	3,600,400
		7,744,920
Health care equipment & supplies—4.95%
AxoGen, Inc.*,1	26,691	548,500
Heska Corp.*	29,817	2,907,158
Hologic, Inc.*,1	123,267	4,665,656
Inogen, Inc.*	21,253	2,102,559
Integra LifeSciences Holdings Corp.*,1	64,363	3,010,901
Merit Medical Systems, Inc.*	29,448	1,120,496
Neogen Corp.*	43,297	3,472,419
OraSure Technologies, Inc.*	5,085	100,429
Penumbra, Inc.*,1	6,367	640,202
Tactile Systems Technology, Inc.*,1	23,409	671,604
The Cooper Cos., Inc.	5,571	1,338,489
West Pharmaceutical Services, Inc.	28,932	2,933,705
Wright Medical Group NV*	52,177	1,367,559
		24,879,677
Health care providers & services—4.31%
Addus HomeCare Corp.*	14,157	509,652
Chemed Corp.[1]	32,035	7,157,580
Diplomat Pharmacy, Inc.*	74,805	1,574,645
HealthEquity, Inc.*,1	61,540	3,090,539
LHC Group, Inc.*	54,943	3,670,742
Teladoc, Inc.*,1	74,079	2,448,311
Tivity Health, Inc.*	8,835	408,619
US Physical Therapy, Inc.	40,813	2,773,243
		21,633,331
Health care technology—3.80%
athenahealth, Inc.*,1	43,663	5,583,624
Evolent Health, Inc., Class A*,1	132,090	2,146,463
HealthStream, Inc.*	142,964	3,496,899
Inovalon Holdings, Inc., Class A*,1	125,860	2,108,155
Medidata Solutions, Inc.*	10,536	792,623
Omnicell, Inc.*	15,807	787,189
Veeva Systems, Inc., Class A*	62,103	3,784,557

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Health care technology—(concluded)
Vocera Communications, Inc.*	14,072	397,112
		19,096,622
Hotels, restaurants & leisure—1.87%
Papa John’s International, Inc.[1]	16,669	1,134,326
Planet Fitness, Inc., Class A	99,485	2,650,280
Red Robin Gourmet Burgers, Inc.*	5,091	348,224
The Cheesecake Factory, Inc.[1]	51,780	2,316,637
Vail Resorts, Inc.	11,186	2,561,818
Wingstop, Inc.[1]	11,187	378,904
		9,390,189
Household durables—0.24%
Century Communities, Inc.*	7,577	216,324
Installed Building Products, Inc.*	14,059	979,912
		1,196,236
Household products—0.47%
Central Garden & Pet Co.*	15,911	607,482
Central Garden and Pet Co., Class A*	48,162	1,777,659
		2,385,141
Internet & Direct Marketing Retail—0.05%
Nutrisystem, Inc.[1]	4,821	240,809

Internet software & services—9.91%
2U, Inc.*,1	95,534	6,078,828
Alarm.com Holdings, Inc.*	112,901	5,270,219
Apptio, Inc., Class A*	12,032	291,776
Box, Inc., Class A*	47,947	1,052,437
Carbonite, Inc.*	25,109	569,974
ChannelAdvisor Corp.*	94,644	1,064,745
CommerceHub, Inc. Series A*,1	7,253	161,959
CoStar Group, Inc.*	21,115	6,244,761
Coupa Software, Inc.*	2,349	81,628
Five9, Inc.*	39,193	988,839
GrubHub, Inc.*,1	53,042	3,236,623
GTT Communications, Inc.*,1	200,781	7,318,467
Hortonworks, Inc.*	12,806	211,427
j2 Global, Inc.[1]	75,578	5,603,353
LendingClub Corp.*	34,771	197,847

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Internet software & services—(concluded)
LogMeIn, Inc.	33,796	4,091,006
Mimecast Ltd.*	27,025	859,125
Nutanix, Inc., Class A*	14,094	401,679
Q2 Holdings, Inc.*	8,843	376,270
ShotSpotter, Inc.*,1	13,251	227,520
SPS Commerce, Inc.*	81,025	3,983,189
Zillow Group, Inc., Class A*	35,572	1,469,479
		49,781,151
IT services—3.69%
Cass Information Systems, Inc.	44,133	2,846,579
Euronet Worldwide, Inc.*	7,631	737,460
ExlService Holdings, Inc.*	60,705	3,789,206
Gartner, Inc.*	29,987	3,757,671
InterXion Holding NV*	18,028	962,515
MAXIMUS, Inc.	79,010	5,248,634
Square, Inc., Class A*,1	18,327	681,581
WNS Holdings Ltd., ADR*	13,948	528,908
		18,552,554
Life sciences tools & services—1.80%
Bio-Techne Corp.	35,465	4,646,624
PRA Health Sciences, Inc.*	53,739	4,375,967
		9,022,591
Machinery—4.60%
John Bean Technologies Corp.	59,415	6,351,463
Kennametal, Inc.	72,113	3,147,732
Meritor, Inc.*	24,685	642,057
Proto Labs, Inc.*,1	96,884	8,453,129
RBC Bearings, Inc.*	2,705	334,933
Rexnord Corp.*	59,429	1,516,628
Spartan Motors, Inc.	25,378	409,855
The Middleby Corp.*,1	19,494	2,259,355
		23,115,152
Media—3.39%
Nexstar Media Group, Inc., Class A1	165,127	10,535,103

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Media—(concluded)
Sinclair Broadcast Group, Inc., Class A1	204,262	6,475,105
		17,010,208
Multiline retail—0.57%
Burlington Stores, Inc.*	24,645	2,313,919
Ollie’s Bargain Outlet Holdings, Inc.*,1	12,653	564,957
		2,878,876
Oil, gas & consumable fuels—1.19%
Carrizo Oil & Gas, Inc.*,1	214,708	3,798,185
Diamondback Energy, Inc.*	20,294	2,174,705
		5,972,890
Pharmaceuticals—0.55%
Corcept Therapeutics, Inc.*,1	30,861	607,653
Pacira Pharmaceuticals Inc/DE*,1	56,109	1,798,294
Supernus Pharmaceuticals, Inc.*	8,502	353,683
		2,759,630
Professional services—4.39%
Exponent, Inc.	46,576	3,439,638
TransUnion*	90,992	4,776,170
WageWorks, Inc.*	216,858	13,824,697
		22,040,505
Road & rail—1.50%
Knight-Swift Transportation Holdings, Inc.*,1	135,702	5,624,848
Old Dominion Freight Line, Inc.	8,640	1,046,563
Saia, Inc.*	8,778	568,814
Schneider National, Inc., Class B	11,815	309,435
		7,549,660
Semiconductors & semiconductor equipment—4.29%
Adesto Technologies Corp.*	14,554	114,977
Advanced Energy Industries, Inc.*	6,100	516,792
Advanced Micro Devices, Inc.*,1	201,631	2,214,917
Cabot Microelectronics Corp.	31,423	3,037,661
Cavium, Inc.*,1	45,568	3,143,736
CEVA, Inc.*	6,785	327,716
Diodes, Inc.*	20,616	707,953

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
MagnaChip Semiconductor Corp.*	18,832	194,911
Microsemi Corp.*	79,422	4,238,752
MKS Instruments, Inc.	22,943	2,492,757
Power Integrations, Inc.	54,270	4,360,594
Rudolph Technologies, Inc.*	6,378	176,990
		21,527,756
Software—10.73%
Asure Software, Inc.*,1	20,369	229,762
Blackbaud, Inc.[1]	33,236	3,366,807
Blackline, Inc.*,1	10,294	365,643
Ellie Mae, Inc.*,1	51,826	4,661,749
Everbridge, Inc.*	6,515	173,560
Fair Isaac Corp.	18,666	2,709,557
Globant SA*,1	77,852	2,936,577
HubSpot, Inc.*,1	8,204	710,056
Paylocity Holding Corp.*	86,815	4,636,789
Pegasystems, Inc.	128,319	7,480,998
Proofpoint, Inc.*,1	9,758	901,737
PROS Holdings, Inc.*,1	166,345	3,757,733
PTC, Inc.*	37,218	2,473,136
RealPage, Inc.*,1	121,309	5,252,680
RingCentral, Inc., Class A*,1	23,922	1,008,312
Tyler Technologies, Inc.*,1	13,359	2,368,417
Ultimate Software Group, Inc.*,1	32,688	6,622,262
Varonis Systems, Inc.*	26,034	1,135,082
Verint Systems, Inc.*	73,020	3,081,444
		53,872,301
Specialty retail—2.02%
Camping World Holdings, Inc., Class A	55,327	2,324,841
Five Below, Inc.*	110,025	6,078,881
The Children’s Place, Inc.[1]	3,821	415,725
Tile Shop Holdings, Inc.	156,360	1,336,878
		10,156,325
Technology hardware, storage & peripherals—0.56%
Stratasys Ltd.*	106,570	2,399,957

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Technology hardware, storage & peripherals—(concluded)
USA Technologies, Inc.*,1	67,249	427,031
		2,826,988
Textiles, apparel & luxury goods—0.65%
Canada Goose Holdings, Inc.*	139,737	3,001,551
Michael Kors Holdings Ltd.*,1	2,999	146,381
Skechers USA, Inc., Class A*	3,959	126,371
		3,274,303
Thrifts & mortgage finance—0.24%
LendingTree, Inc.*,1	4,500	1,206,225

Trading companies & distributors—3.54%
Beacon Roofing Supply, Inc.*	193,367	10,714,465
BMC Stock Holdings, Inc.*	20,319	435,843
SiteOne Landscape Supply, Inc.*,1	95,735	6,080,130
Triton International Ltd.*	13,285	530,071
		17,760,509
Wireless telecommunication services—0.16%
Boingo Wireless, Inc.*	34,609	809,158
Total common stocks (cost—$417,226,053)		498,952,867

	Number of Rights
Right—0.02%
Dyax Corp.*,2,3,4 (cost—$80,090)	72,153	108,229

Face Amount ($)
Repurchase agreement—0.50%
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $2,529,822 US Treasury Notes, 1.500% to 2.125% due 08/31/21 to 01/31/22; (value—$2,548,996); proceeds: $2,499,003 (cost—$2,499,000)	2,499,000	2,499,000

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investment of cash collateral from securities loaned—5.73%
Money market fund—5.73%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$28,798,145)	28,798,145	28,798,145
Total investments (cost—$448,603,288)[5]—105.59%		530,358,241
Liabilities in excess of other assets—(5.59)%		(28,059,467)
Net assets—100.00%		$502,298,774

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Portfolio’s investments. In the event a  Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	498,952,867	—	—	498,952,867
Right	—	—	108,229	108,229
Repurchase agreement	—	2,499,000	—	2,499,000
Investment of cash collateral from securities loaned	—	28,798,145	—	28,798,145
Total	498,952,867	31,297,145	108,229	530,358,241

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs for the period ended October 31, 2017:

Right
Beginning balance	$90,191
Purchases	—
Issuances	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	18,038
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$108,229

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at October 31, 2017 was $18,038.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Security is being fair valued by a valuation committee under the direction of the board of trustees.

3                 Illiquid investment at the period end.

4                 Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5                 Includes $118,290,766 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $90,323,975 and cash collateral of $28,798,145.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2017

Common stocks
Aerospace & defense	0.56%
Airlines	0.08
Auto components	1.80
Automobiles	4.50
Banks	9.85
Beverages	1.37
Biotechnology	1.41
Building products	1.17
Capital markets	2.63
Chemicals	3.45
Commercial services & supplies	1.97
Communications equipment	0.73
Construction & engineering	1.44
Construction materials	0.39
Consumer finance	0.05
Containers & packaging	0.14
Distributors	0.06
Diversified consumer services	0.20
Diversified financial services	0.44
Diversified telecommunication services	3.28
Electric utilities	2.71
Electrical equipment	4.25
Electronic equipment, instruments & components	2.17
Energy equipment & services	1.06
Equity real estate investment trusts	0.90
Food & staples retailing	2.51
Food products	1.40
Gas utilities	0.31
Health care equipment & supplies	0.48
Health care providers & services	0.97
Hotels, restaurants & leisure	1.60
Household durables	1.69
Household products	1.14
Independent power and renewable electricity producers	0.03
Industrial conglomerates	0.51
Insurance	7.32
Internet & catalog retail	0.16
Internet software & services	0.63
IT services	2.49
Leisure products	0.22
Machinery	2.10
Media	1.15
Metals & mining	1.77
Multi-utilities	1.14
Multiline retail	0.78
Oil, gas & consumable fuels	6.80
Paper & forest products	0.85
Personal products	1.00
Pharmaceuticals	9.10
Professional services	1.95
Real estate management & development	2.99
Road & rail	0.89
Semiconductors & semiconductor equipment	3.92
Software	3.89
Specialty retail	1.01
Technology hardware, storage & peripherals	0.28
Textiles, apparel & luxury goods	1.67
Tobacco	0.38
Trading companies & distributors	0.34
Transportation infrastructure	0.19
Wireless telecommunication services	0.52
Total common stocks	110.79

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2017

Preferred stocks
Automobiles	0.34%
Household products	0.06
Total preferred stocks	0.40
Right	0.01
Repurchase agreement	1.68
Investment of cash collateral from securities loaned	1.69
Total investments before investments sold short	114.57
Investments sold short
Common stocks
Aerospace & defense	(0.11)
Air freight & logistics	(0.07)
Airlines	(0.04)
Automobiles	(0.62)
Banks	(0.56)
Beverages	(0.49)
Biotechnology	(0.12)
Capital markets	(0.08)
Chemicals	(0.41)
Commercial services & supplies	(0.21)
Construction & engineering	(0.52)
Consumer finance	(0.24)
Diversified financial services	(0.13)
Diversified telecommunication services	(0.31)
Electric utilities	(0.61)
Electrical equipment	(0.02)
Electronic equipment, instruments & components	(0.06)
Energy equipment & services	(0.12)
Equity real estate investment trusts	(1.40)
Food & staples retailing	(0.12)
Food products	(0.18)
Gas utilities	(0.06)
Health care equipment & supplies	(0.19)
Health care providers & services	(0.06)
Hotels, restaurants & leisure	(1.02)
Household durables	(0.03)
Household products	(0.08)
Independent power and renewable electricity producers	(0.03)
Industrial conglomerates	(0.30)
Insurance	(0.08)
Internet software & services	(0.20)
Machinery	(0.31)
Media	(0.17)
Metals & mining	(0.08)
Multiline retail	(0.14)
Oil, gas & consumable fuels	(0.20)
Personal products	(0.09)
Pharmaceuticals	(0.67)
Real estate management & development	(0.33)
Road & rail	(0.32)
Semiconductors & semiconductor equipment	(0.09)
Specialty retail	(0.71)
Technology hardware, storage & peripherals	(0.24)
Textiles, apparel & luxury goods	(0.48)
Tobacco	(0.12)
Transportation infrastructure	(0.23)
Wireless telecommunication services	(0.46)
Total investments sold short	(13.11)
Liabilities in excess of other assets	(1.46)
Net assets	100.00%

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—110.79%
Australia—4.63%
AGL Energy Ltd.	171,974	3,326,044
Amcor Ltd.	139,884	1,695,834
AMP Ltd.	955,006	3,632,641
Aristocrat Leisure Ltd.	58,105	1,047,284
Aurizon Holdings Ltd.	213,643	846,990
Australia & New Zealand Banking Group Ltd.	126,337	2,893,025
BHP Billiton Ltd.	105,201	2,136,883
BlueScope Steel Ltd.	75,399	740,953
Boral Ltd.	176,832	967,669
Brambles Ltd.	387,291	2,804,068
CIMIC Group Ltd.	59,242	2,192,231
Coca-Cola Amatil Ltd.	265,262	1,654,599
Computershare Ltd.	58,297	695,142
Crown Ltd.	120,074	1,066,943
CSL Ltd.	24,826	2,639,750
Fortescue Metals Group Ltd.	330,632	1,174,148
Insurance Australia Group Ltd.	59,931	300,895
Macquarie Group Ltd.	53,561	4,031,652
Medibank Pvt Ltd.	679,440	1,596,429
Mirvac Group	194,177	358,158
National Australia Bank Ltd.	25,251	631,182
Newcrest Mining Ltd.	138,486	2,375,241
Orica Ltd.	17,466	278,982
Origin Energy Ltd.*	731,381	4,444,513
QBE Insurance Group Ltd.	1,133,191	9,262,631
Santos Ltd.*	434,020	1,494,797
South32 Ltd.	175,214	451,917
Stockland	97,057	335,757
Sydney Airport	9,323	50,733
Westpac Banking Corp.	24,256	612,437
Total Australia common stocks		55,739,528

Austria—0.55%
Erste Group Bank AG*,1	25,343	1,089,022
OMV AG1	90,817	5,456,552
Raiffeisen Bank International AG*	3,877	135,077
Total Austria common stocks		6,680,651

Belgium—0.84%
Ageas	30,439	1,476,601
KBC Group N.V.[1]	84,331	7,004,990

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Belgium—(concluded)
UCB SA	22,165	1,613,422
Total Belgium common stocks		10,095,013

Bermuda—1.11%
First Pacific Co. Ltd.	108,000	82,231
Hongkong Land Holdings Ltd.	760,000	5,510,000
Jardine Matheson Holdings Ltd.	81,500	5,220,890
Kerry Properties Ltd.	452,500	2,035,885
Shangri-La Asia Ltd.	288,000	572,943
Total Bermuda common stocks		13,421,949

Canada—1.67%
CI Financial Corp.[2]	351,541	7,815,050
Encana Corp.[2]	329,101	3,849,418
The Toronto-Dominion Bank	147,782	8,401,156
Total Canada common stocks		20,065,624

Cayman Islands—2.70%
Alibaba Group Holding Ltd., ADR*,2	22,643	4,186,464
CK Asset Holdings Ltd.[1]	614,500	5,052,962
CK Hutchison Holdings Ltd.	633,500	8,043,194
Ctrip.com International Ltd., ADR*	132,125	6,327,466
Sands China Ltd.	466,800	2,198,952
TAL Education Group, ADR	86,739	2,385,323
WH Group Ltd. 3	3,895,500	3,944,734
Wynn Macau Ltd.	158,800	407,106
Total Cayman Islands common stocks		32,546,201

China—0.69%
BYD Co. Ltd., Class H2	864,085	7,570,463
Sinopharm Group Co., Class H	163,471	731,297
Total China common stocks		8,301,760

Denmark—4.13%
Danske Bank A/S	90,090	3,436,768
Genmab A/S*	61,307	12,379,921
ISS A/S	131,099	5,549,121
Novo Nordisk A/S, ADR	220,595	10,983,425
Novo Nordisk A/S, Class B	85,230	4,239,986
Novozymes A/S, B Shares[2]	36,144	1,996,103

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Denmark—(concluded)
Pandora A/S2	23,417	2,210,379
Tryg A/S	41,454	986,992
Vestas Wind Systems A/S	63,110	5,566,859
William Demant Holding A/S*	81,359	2,347,194
Total Denmark common stocks		49,696,748

Finland—1.14%
Nokian Renkaat Oyj	78,273	3,589,610
Orion Oyj, Class B	39,761	1,630,308
Sampo Oyj, A Shares	14,581	763,970
Stora Enso Oyj, R Shares	64,921	1,015,620
UPM-Kymmene Oyj[1]	224,353	6,742,507
Total Finland common stocks		13,742,015

France—6.07%
Arkema SA	6,453	815,194
Atos SE	11,656	1,811,237
AXA SA	141,314	4,268,325
Capgemini SE	2,795	339,738
Cie de Saint-Gobain	142,050	8,332,912
Cie Generale des Etablissements Michelin	5,522	798,892
CNP Assurances	43,936	1,022,297
Dassault Systemes SE	16,724	1,776,078
Eiffage SA	21,508	2,247,056
Electricite de France SA2	38,356	502,192
Engie SA2	4,566	77,174
Essilor International SA	6,904	874,179
Gecina SA	3,986	646,782
Hermes International	1,735	900,463
Kering	4,644	2,128,662
Klepierre SA	45,548	1,811,616
LVMH Moet Hennessy Louis Vuitton SE	17,798	5,309,463
Orange SA	97,805	1,604,677
Peugeot SA	27,743	658,124
Publicis Groupe SA	13,199	860,377
Sanofi SA1	212,204	20,093,727
SCOR SE	33,223	1,379,454
Societe Generale SA	105,775	5,889,531
Sodexo SA	5,624	715,709
Thales SA	7,542	786,108
Total SA	49,596	2,765,540

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
France—(concluded)
Unibail-Rodamco SE	7,491	1,874,757
Veolia Environnement SA	57,043	1,351,522
Wendel SA	8,263	1,393,722
Total France common stocks		73,035,508

Germany—9.55%
adidas AG1	27,436	6,105,731
Allianz SE	60,126	13,962,024
Bayerische Motoren Werke AG	39,635	4,039,771
Beiersdorf AG	17,770	1,993,350
Continental AG	5,315	1,349,057
Daimler AG	138,771	11,523,838
Deutsche Boerse AG	3,211	331,693
Deutsche Lufthansa AG	30,705	980,008
Deutsche Telekom AG	478,263	8,713,113
E.ON SE	177,729	2,097,189
Evonik Industries AG	207,958	7,577,260
Fresenius Medical Care AG & Co. KGaA[1]	52,178	5,045,915
Fresenius SE & Co. KGaA	23,163	1,934,837
Hannover Rueck SE	4,580	574,314
HeidelbergCement AG	3,624	369,247
Hochtief AG2	13,707	2,418,939
Linde AG*	3,542	763,085
METRO AG*	58,299	1,113,377
Muenchener Rueckversicherungs-Gesellschaft AG1	26,371	5,899,439
Osram Licht AG	23,381	1,788,817
RWE AG*	83,369	2,084,031
SAP SE1	124,727	14,188,844
United Internet AG	13,408	848,230
Volkswagen AG	17,703	3,214,865
Wirecard AG	162,501	16,004,403
Total Germany common stocks		114,921,377

Hong Kong—2.16%
AIA Group Ltd.	85,600	644,079
China Mobile Ltd.	599,500	6,020,820
Galaxy Entertainment Group Ltd.	320,000	2,178,071
Hang Lung Group Ltd.	231,000	811,316
Hang Lung Properties Ltd.	131,000	300,910
Hang Seng Bank Ltd.	79,023	1,870,888
Hong Kong Exchanges & Clearing Ltd.	19,100	531,766

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Hysan Development Co. Ltd.	163,000	787,692
I-CABLE Communications Ltd.*	142,741	4,464
Sino Land Co. Ltd.	512,000	882,057
Sun Hung Kai Properties Ltd.[1]	305,000	4,988,592
Swire Pacific Ltd., Class A	69,500	686,412
Swire Properties Ltd.	577,600	1,950,901
The Wharf Holdings Ltd.	282,000	2,564,655
Wheelock & Co. Ltd.	254,000	1,767,914
Total Hong Kong common stocks		25,990,537

India—0.73%
HDFC Bank Ltd., ADR	94,810	8,750,963

Ireland—0.57%
Allergan PLC	38,558	6,833,634

Isle Of Man—0.19%
Genting Singapore PLC	2,591,800	2,319,710

Israel—0.29%
Bank Hapoalim B.M.	34,457	243,853
Bank Leumi Le-Israel B.M.	291,522	1,611,909
Check Point Software Technologies Ltd.*,2	14,244	1,676,661
Total Israel common stocks		3,532,423

Italy—4.05%
Assicurazioni Generali SpA	60,610	1,104,208
Atlantia SpA	16,967	553,392
Enel SpA	1,991,154	12,350,777
ENI SpA	1,266,706	20,716,327
Leonardo SpA	15,570	268,967
Mediobanca SpA	170,527	1,869,186
Prysmian SpA	81,729	2,817,979
Recordati SpA	58,170	2,704,274
Snam SpA	495,793	2,533,021
Terna Rete Elettrica Nazionale SpA	629,947	3,801,050
Total Italy common stocks		48,719,181

Japan—24.98%
ABC-Mart, Inc.	14,100	709,309
Aisin Seiki Co. Ltd.	13,500	693,373

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Alfresa Holdings Corp.	22,100	420,018
Amada Holdings Co. Ltd.	157,700	1,943,078
Astellas Pharma, Inc.[1]	356,500	4,729,610
Bridgestone Corp.[1]	129,700	6,148,217
Brother Industries Ltd.	24,100	580,536
Canon, Inc.[1]	334,000	12,463,498
Central Japan Railway Co.[1]	29,200	5,282,477
Daicel Corp.	67,500	834,660
Daiichi Sankyo Co. Ltd.	43,800	1,001,539
Daikin Industries Ltd.	30,800	3,377,829
Daiwa House Industry Co. Ltd.	15,600	567,996
Denso Corp.	23,700	1,290,624
Disco Corp.	2,000	459,610
East Japan Railway Co.	5,900	569,219
FANUC Corp.	8,600	1,994,477
Fast Retailing Co. Ltd.	3,100	1,025,381
Fuji Electric Holdings Co. Ltd.	313,000	2,248,986
FUJIFILM Holdings Corp.	67,200	2,733,980
Fujitsu Ltd.	247,000	1,908,138
Hino Motors Ltd.	75,500	963,462
Hirose Electric Co. Ltd.	4,900	732,167
Hitachi Chemical Co. Ltd.	21,200	599,428
Hitachi High-Technologies Corp.	21,200	879,099
Hitachi Ltd.[1]	775,000	6,113,847
Honda Motor Co. Ltd.	433,200	13,422,133
Hoshizaki Corp.	3,000	282,573
Idemitsu Kosan Co. Ltd.	14,500	420,188
Iida Group Holdings Co. Ltd.[2]	35,300	672,440
Inpex Corp.	174,100	1,844,276
Isuzu Motors Ltd.	200,000	2,899,609
Japan Airlines Co. Ltd.	82,700	2,814,731
Japan Post Bank Co. Ltd.	101,000	1,271,105
Kajima Corp.	218,000	2,248,925
Kakaku.com, Inc.	72,200	986,118
Kao Corp.	16,700	1,004,012
Kawasaki Heavy Industries Ltd.[1]	11,700	404,389
Keyence Corp.	25,652	14,174,532
Kikkoman Corp.	31,400	1,071,474
Kintetsu Group Holdings Co. Ltd.	8,400	321,358
Kirin Holdings Co. Ltd.	450,700	10,720,005
Koito Manufacturing Co. Ltd.	21,100	1,399,182

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Konami Holdings Corp.	41,200	1,992,876
Kose Corp.	4,600	555,455
Kuraray Co. Ltd.	141,300	2,762,499
Kurita Water Industries Ltd.	56,600	1,787,028
Kyocera Corp.	30,400	2,016,685
Kyushu Railway Co.	116,500	3,714,107
Lawson, Inc.	1,700	110,637
LINE Corp.*,2	264,459	10,850,017
LINE Corp., ADR*,2	74,933	3,110,469
Lion Corp.	41,400	792,282
Makita Corp.	17,000	710,171
Maruichi Steel Tube Ltd.	13,700	415,681
Medipal Holdings Corp.	55,600	1,025,890
MEIJI Holdings Co. Ltd.	23,600	1,921,956
MINEBEA MITSUMI, Inc.	32,000	580,309
Miraca Holdings, Inc.	41,300	1,914,173
MISUMI Group, Inc.	2,000	54,527
Mitsubishi Chemical Holdings Corp.	132,500	1,372,136
Mitsubishi Corp.	39,600	922,392
Mitsubishi Electric Corp.	474,600	8,062,002
Mitsubishi Gas Chemical Co., Inc.	46,700	1,133,154
Mitsubishi Tanabe Pharma Corp.	46,600	1,022,122
Mitsubishi UFJ Financial Group, Inc.	534,800	3,586,342
Mitsui Chemicals, Inc.	25,400	777,380
Mixi, Inc.[2]	31,500	1,529,220
Mizuho Financial Group, Inc.	1,123,200	2,024,042
MS&AD Insurance Group Holdings, Inc.[1]	145,000	4,890,506
Namco Bandai Holdings, Inc.	44,900	1,530,166
Nexon Co. Ltd.*	26,500	708,500
NGK Insulators Ltd.	16,100	315,048
NH Foods Ltd.	29,000	831,450
Nintendo Co. Ltd.	2,800	1,078,581
Nippon Electric Glass Co. Ltd.	13,000	526,494
Nippon Telegraph & Telephone Corp.	14,200	683,493
Nitto Denko Corp.	21,800	2,014,063
Nomura Research Institute Ltd.	31,300	1,317,185
NTT DoCoMo, Inc.	10,400	250,705
Obayashi Corp.	82,300	1,071,228
OJI Paper Corp.	132,000	768,515
Osaka Gas Co. Ltd.	55,199	1,062,425
Otsuka Corp.	10,600	717,822

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Otsuka Holdings Co. Ltd.	25,500	1,061,220
Rakuten, Inc.	177,300	1,885,191
Recruit Holdings Co. Ltd.	391,208	9,550,973
Resona Holdings, Inc.	58,000	310,238
Rinnai Corp.	14,700	1,252,742
Santen Pharmaceutical Co. Ltd.	6,000	94,930
Secom Co. Ltd.[1]	71,500	5,393,391
Sekisui Chemical Co. Ltd.	267,500	5,354,470
Sekisui House Ltd.	70,400	1,307,017
Seven & I Holdings Co. Ltd.	22,800	916,772
Shimamura Co. Ltd.	7,000	776,923
Shin-Etsu Chemical Co. Ltd.[1]	89,900	9,416,552
Shionogi & Co. Ltd.	57,200	3,062,103
Showa Shell Sekiyu K.K.	135,700	1,589,661
SMC Corp.	1,200	456,339
Sohgo Security Services Co. Ltd.	26,500	1,267,842
Sompo Holdings, Inc.	72,700	2,902,118
Sony Corp.[1]	216,600	8,406,454
Subaru Corp.[1]	136,500	4,667,446
Sumitomo Chemical Co. Ltd.	85,000	593,553
Sumitomo Corp.	148,900	2,139,116
Sumitomo Electric Industries Ltd.	293,300	4,956,475
Sumitomo Rubber Industries Ltd.	88,500	1,668,739
Sundrug Co. Ltd.	5,600	243,050
Suntory Beverage & Food Ltd.	26,400	1,205,013
Suruga Bank Ltd.	22,700	512,674
Suzuki Motor Corp.	8,700	472,473
T&D Holdings, Inc.	83,400	1,282,484
Taiheiyo Cement Corp.[1]	13,200	524,726
Taisei Corp.[1]	36,200	1,996,166
Takashimaya Co. Ltd.	60,000	547,733
Takeda Pharmaceutical Co. Ltd.	212,700	11,962,680
TDK Corp.	22,400	1,707,999
THK Co. Ltd.	12,400	449,303
Tokio Marine Holdings, Inc.	221,100	9,440,574
Tokyo Electron Ltd.	18,900	3,283,668
Tosoh Corp.	90,800	1,946,884
Toyo Suisan Kaisha Ltd.	22,200	850,279
Toyoda Gosei Co. Ltd.	42,700	1,031,965
Trend Micro, Inc.	23,600	1,255,706
UniCharm Corp.	70,200	1,588,228

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Yamaha Corp.	27,700	1,081,641
Yamaha Motor Co. Ltd.	50,300	1,490,796
Total Japan common stocks		300,641,648

Jersey—0.49%
Ferguson PLC	13,346	933,247
Glencore PLC*	488,588	2,355,573
Shire PLC	7,198	355,729
WPP PLC	125,123	2,216,869
Total Jersey common stocks		5,861,418

Luxembourg—0.40%
ArcelorMittal*,1	168,691	4,836,838

Netherlands—5.96%
Aegon N.V.	110,680	653,395
Airbus SE	9,599	981,167
Akzo Nobel N.V.	15,274	1,383,143
ASML Holding N.V.[1]	33,961	6,123,804
ASML Holding N.V., NY Registered Shares	89,370	16,153,628
CNH Industrial N.V.	309,145	3,950,378
Core Laboratories N.V.[2]	69,880	6,981,012
EXOR N.V.	12,422	796,560
Fiat Chrysler Automobiles N.V.*,1	240,618	4,159,411
ING Groep N.V.	170,019	3,141,018
Koninklijke Ahold Delhaize N.V.	527,332	9,923,409
Koninklijke DSM N.V.	8,778	748,883
Koninklijke KPN N.V.	165,550	571,580
NN Group N.V.	69,873	2,926,839
Randstad Holding N.V.	43,351	2,667,272
STMicroelectronics N.V.	162,602	3,826,019
Unilever N.V.	66,085	3,841,641
Wolters Kluwer N.V.	59,273	2,905,377
Total Netherlands common stocks		71,734,536

New Zealand—0.23%
Auckland International Airport Ltd.	109,616	467,314
Fletcher Building Ltd.	266,580	1,342,617
Meridian Energy Ltd.	187,838	366,332

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
New Zealand—(concluded)
Ryman Healthcare Ltd.	86,774	552,229
Total New Zealand common stocks		2,728,492

Norway—0.44%
DNB ASA	105,459	2,033,520
Norsk Hydro ASA	223,642	1,729,064
Orkla ASA	38,749	379,283
Statoil ASA	55,024	1,114,222
Total Norway common stocks		5,256,089

Papua New Guinea—0.17%
Oil Search Ltd.	354,102	2,000,068

Portugal—0.21%
Jeronimo Martins, SGPS SA	137,107	2,491,461

Singapore—3.14%
Ascendas Real Estate Investment Trust	2,467,600	4,960,182
DBS Group Holdings Ltd.	617,212	10,314,789
Hutchison Port Holdings Trust	1,374,500	591,035
Jardine Cycle & Carriage Ltd.	26,000	751,332
Oversea-Chinese Banking Corp. Ltd.	138,500	1,209,119
SATS Ltd.	192,700	664,434
Singapore Telecommunications Ltd.	2,295,900	6,316,209
United Overseas Bank Ltd.	651,598	11,769,014
Wilmar International Ltd.	29,500	73,366
Yangzijiang Shipbuilding Holdings Ltd.	980,500	1,132,923
Total Singapore common stocks		37,782,403

South Africa—0.56%
Naspers Ltd., N Shares	27,551	6,712,983

South Korea—0.70%
Amorepacific Corp.	30,177	8,457,694

Spain—4.81%
ACS Actividades de Contruccion y Servicios SA1	131,756	5,195,927
Amadeus IT Holding SA1	105,875	7,183,882
Banco Bilbao Vizcaya Argentaria SA	406,135	3,554,296
Banco Santander SA1	1,492,483	10,123,391
CaixaBank SA	559,972	2,620,873

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Spain—(concluded)
Enagas SA	3,717	107,074
Endesa SA	47,504	1,087,333
Iberdrola SA	1,443,303	11,664,379
Red Electrica Corp. SA	52,554	1,163,745
Repsol SA1	345,086	6,465,740
Telefonica SA	835,375	8,763,614
Total Spain common stocks		57,930,254

Sweden—2.84%
Assa Abloy AB, B Shares	12,746	269,029
Atlas Copco AB, A Shares[2]	49,919	2,189,563
Boliden AB	47,173	1,651,011
Husqvarna AB, B Shares	85,710	837,479
Kinnevik AB, B Shares	48,411	1,588,516
Nordea Bank AB	88,136	1,065,425
SKF AB, B Shares	162,216	3,772,668
Svenska Handelsbanken AB, A Shares	43,648	625,655
Telefonaktiebolaget LM Ericsson, B Shares[2]	1,403,377	8,834,336
Telia Co. AB2	2,778,177	12,859,396
Volvo AB, B Shares	26,407	523,304
Total Sweden common stocks		34,216,382

Switzerland—8.84%
ABB Ltd.	505,576	13,216,481
Adecco Group SA1	62,458	4,955,195
Cie Financiere Richemont SA	11,382	1,049,611
Coca-Cola HBC AG*	76,350	2,580,738
EMS-Chemie Holding AG	2,009	1,316,981
Geberit AG	4,607	2,085,422
Julius Baer Group Ltd.*	170,494	10,082,841
LafargeHolcim Ltd.*	25,569	1,444,207
Nestle SA	51,141	4,300,837
Novartis AG	173,243	14,274,119
Pargesa Holding SA	3,932	329,292
Partners Group Holding AG1	6,409	4,310,569
Roche Holding AG1	42,489	9,816,784
Schindler Holding AG	9,786	2,217,826
SGS SA	953	2,353,723
Sika AG1	611	4,522,864
Straumann Holding AG	2,993	2,089,535
Swiss Life Holding AG*	3,997	1,389,425

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Swiss Re AG	44,219	4,159,729
Temenos Group AG*	85,352	9,855,711
Zurich Insurance Group AG	33,035	10,082,852
Total Switzerland common stocks		106,434,742

Taiwan—1.44%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,087,000	8,758,136
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	202,094	8,554,639
Total Taiwan common stocks		17,312,775

United Kingdom—13.47%
3i Group PLC[1]	382,703	4,884,638
Anglo American PLC[2]	55,986	1,055,881
Associated British Foods PLC	10,692	473,163
AstraZeneca PLC	17,060	1,140,163
Barclays PLC	1,311,445	3,238,869
Barratt Developments PLC	89,835	780,912
BP PLC	1,553,382	10,526,060
British American Tobacco PLC[1]	70,572	4,565,598
Burberry Group PLC	60,347	1,524,451
Centrica PLC	512,410	1,155,586
Compass Group PLC	50,230	1,102,765
Diageo PLC	9,513	324,964
G4S PLC	2,332,467	8,705,004
GKN PLC	887,753	3,737,649
GlaxoSmithKline PLC	719,869	12,978,976
Hammerson PLC	122,205	850,486
HSBC Holdings PLC	386,742	3,771,742
IMI PLC	96,092	1,559,573
InterContinental Hotels Group PLC	23,238	1,287,627
Intertek Group PLC	14,427	1,039,496
Investec PLC	23,326	159,704
Kingfisher PLC	2,330,633	9,676,315
Legal & General Group PLC	603,066	2,138,569
Lloyds Banking Group PLC	11,751,770	10,658,781
Mondi PLC	69,694	1,685,592
National Grid PLC	480,703	5,784,318
Next PLC	102,754	6,715,823
Old Mutual PLC	244,886	621,219
Pearson PLC	329,099	3,074,948
Persimmon PLC	9,186	341,855

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Prudential PLC	13,410	329,850
Reckitt Benckiser Group PLC[1]	126,390	11,305,700
Rio Tinto PLC	40,143	1,891,916
Rolls-Royce Holdings PLC*,4	145,277	1,877,400
Royal Dutch Shell PLC, A Shares[5]	119,665	3,759,562
Royal Dutch Shell PLC, B Shares[4]	480,427	15,451,086
RSA Insurance Group PLC	53,309	445,347
Sky PLC*	80,566	1,009,045
Smith & Nephew PLC	25,107	473,845
Smiths Group PLC	25,721	536,675
Standard Chartered PLC*	232,576	2,317,954
Taylor Wimpey PLC	509,721	1,350,587
Tesco PLC	6,401,725	15,423,446
The Sage Group PLC	39,851	394,579
Total United Kingdom common stocks		162,127,719

United States—0.24%
Lululemon Athletica, Inc.*	48,128	2,960,353

Venezuela—0.80%
Croda International PLC	48,791	2,711,306
John Wood Group PLC[2]	613,667	5,799,022
Provident Financial PLC	49,841	616,619
Rolls Royce Holdings PLC	6,682,742	8,876
Standard Life Aberdeen PLC	98,256	560,883
Total Venezuela common stocks		9,696,706
Total common stocks (cost—$1,172,171,666)		1,333,575,383

Preferred stocks—0.40%
Germany—0.40%
Bayerische Motoren Werke AG	7,036	614,036
Henkel AG & Co. KGaA Vorzug	5,155	723,578

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Preferred stocks—(concluded)
Germany—(concluded)
Porsche Automobil Holding SE	47,883	3,475,433
Total preferred stocks (cost—$4,203,512)		4,813,047

	Number of Rights
Right—0.01%
Spain—0.01%
Banco Santander SA*,2 (cost—$61,307)	1,302,344	62,198

	Face Amount ($)
Repurchase agreement—1.68%
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $20,489,634 US Treasury Notes, 1.500% to 2.125% due 08/31/21 to 01/31/22; (value—$20,644,927); proceeds: $20,240,028 (cost—$20,240,000)	20,240,000	20,240,000

	Number of Shares
Investment of cash collateral from securities loaned—1.69%
Money market fund—1.69%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$20,415,642)	20,415,642	20,415,642
Total investments before investments sold short (cost—$1,217,092,127)[6]—114.57%		1,379,106,270

Investments sold short—(13.11)%
Common stocks—(13.11)%
Australia—(1.33)%
Alumina Ltd.	(190,195)	(340,624)
AusNet Services	(812,319)	(1,100,424)
Challenger Ltd.	(154,416)	(1,571,824)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Australia—(concluded)
Domino’s Pizza Enterprises Ltd.	(26,200)	(934,230)
Goodman Group	(492,943)	(3,154,009)
Scentre Group	(792,000)	(2,436,752)
Telstra Corp. Ltd.	(599,979)	(1,625,546)
Treasury Wine Estates Ltd.	(160,894)	(1,927,144)
Vicinity Centres	(322,466)	(654,018)
Westfield Corp.	(300,315)	(1,785,904)
Woodside Petroleum Ltd.	(21,304)	(501,053)
		(16,031,528)
Belgium—(0.27)%
Anheuser-Busch InBev SA	(17,630)	(2,157,338)
Colruyt SA	(13,781)	(704,878)
Telenet Group Holding NV	(5,828)	(403,116)
		(3,265,332)
Bermuda—(0.03)%
Li & Fung Ltd.	(632,000)	(318,374)

Cayman Islands—(0.32)%
ASM Pacific Technology Ltd.	(26,200)	(381,175)
CK Hutchison Holdings Ltd.	(159,000)	(2,018,734)
MGM China Holdings Ltd.	(659,200)	(1,485,469)
		(3,885,378)
Denmark—(0.18)%
Carlsberg A/S, Class B	(7,393)	(844,236)
Chr Hansen Holding A/S	(15,253)	(1,334,705)
		(2,178,941)
France—(1.27)%
Accor SA	(133,363)	(6,654,324)
Aeroports de Paris	(6,924)	(1,166,259)
Air Liquide SA	(15,608)	(1,987,180)
Bollore SA	(178,887)	(864,762)
Groupe Eurotunnel SE	(108,528)	(1,364,059)
Iliad SA	(4,373)	(1,091,875)
JCDecaux SA	(43,603)	(1,668,482)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
France—(concluded)
Zodiac Aerospace	(16,290)	(465,846)
		(15,262,787)
Germany—(0.81)%
Daimler AG	(53,841)	(4,471,071)
Deutsche Wohnen AG	(40,627)	(1,730,415)
GEA Group AG	(30,566)	(1,473,860)
KION Group AG	(13,583)	(1,087,140)
Symrise AG	(5,173)	(402,581)
Telefonica Deutschland Holding AG	(108,771)	(552,800)
		(9,717,867)
Hong Kong—(0.33)%
MTR Corp. Ltd.	(448,659)	(2,599,454)
New World Development Co. Ltd.	(193,000)	(287,469)
SJM Holdings Ltd.	(885,000)	(760,056)
The Bank of East Asia Ltd.	(74,400)	(326,157)
		(3,973,136)
Ireland—(0.05)%
Kerry Group PLC, Class A	(6,304)	(634,821)

Japan—(5.02)%
Acom Co. Ltd.	(277,400)	(1,146,634)
AEON Financial Service Co. Ltd.	(26,800)	(572,038)
Asics Corp.	(13,000)	(197,450)
Calbee, Inc.	(19,400)	(650,904)
Casio Computer Co. Ltd.	(27,100)	(397,544)
Chugai Pharmaceutical Co. Ltd.	(20,900)	(992,568)
Coca-Cola Bottlers Japan, Inc.	(9,400)	(326,547)
Concordia Financial Group Ltd.	(64,000)	(334,902)
Credit Saison Co. Ltd.	(26,600)	(531,977)
Daiwa House REIT Investment Corp.	(381)	(887,956)
Daiwa Securities Group, Inc.	(103,000)	(639,260)
DeNA Co. Ltd.	(66,400)	(1,551,601)
Electric Power Development Co. Ltd.	(15,400)	(385,322)
Hikari Tsushin, Inc.	(5,500)	(709,116)
IHI Corp.	(8,700)	(311,029)
Isetan Mitsukoshi Holdings Ltd.	(150,800)	(1,628,621)
Japan Airport Terminal Co. Ltd.	(6,100)	(215,127)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(continued)
Japan Real Estate Investment Corp.	(222)	(1,038,688)
Japan Tobacco, Inc.	(42,700)	(1,407,123)
JFE Holdings, Inc.	(9,800)	(208,575)
JGC Corp.	(147,300)	(2,447,119)
Kansai Paint Co. Ltd.	(47,100)	(1,204,166)
Keikyu Corp.	(39,100)	(804,317)
Kyushu Electric Power Co., Inc.	(31,400)	(356,238)
Kyushu Financial Group, Inc.	(32,100)	(202,416)
McDonald’s Holdings Co. Japan Ltd.	(15,700)	(672,433)
Mebuki Financial Group, Inc.	(297,300)	(1,228,891)
Mitsubishi Heavy Industries Ltd.	(21,900)	(851,116)
Mitsubishi Materials Corp.	(6,000)	(226,375)
NEC Corp.	(13,100)	(357,152)
Nidec Corp.	(2,000)	(263,753)
Nippon Prologis REIT, Inc.	(1,213)	(2,547,508)
Nomura Holdings, Inc.	(60,100)	(342,930)
Nomura Real Estate Holdings, Inc.	(87,600)	(1,915,251)
Nomura Real Estate Master Fund, Inc.	(218)	(272,440)
Olympus Corp.	(54,200)	(1,997,256)
Oriental Land Co. Ltd.	(13,700)	(1,090,891)
Park24 Co. Ltd.	(62,400)	(1,437,277)
Renesas Electronics Corp.	(52,300)	(666,945)
Ricoh Co. Ltd.	(113,100)	(1,040,434)
Santen Pharmaceutical Co. Ltd.	(142,400)	(2,253,002)
Seiko Epson Corp.	(64,100)	(1,519,842)
Seven Bank Ltd.	(414,100)	(1,522,306)
Shiseido Co. Ltd.	(25,400)	(1,043,878)
SoftBank Group Corp.	(57,900)	(5,065,136)
Suzuken Co. Ltd/Aichi Japan	(21,900)	(784,860)
Takeda Pharmaceutical Co. Ltd.	(17,700)	(995,484)
Teijin Ltd.	(2,500)	(52,614)
Terumo Corp.	(7,800)	(322,756)
The Bank of Kyoto Ltd.	(28,400)	(1,478,633)
The Chugoku Bank Ltd.	(46,200)	(655,385)
The Chugoku Electric Power Co Inc.	(195,800)	(2,171,442)
The Hachijuni Bank Ltd.	(56,900)	(353,295)
The Kansai Electric Power Co., Inc.	(34,100)	(464,093)
The Shizuoka Bank Ltd.	(29,000)	(279,785)
Tokyo Gas Co. Ltd.	(26,200)	(649,902)
Tokyu Corp.	(27,000)	(406,051)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Tsuruha Holdings, Inc.	(4,000)	(493,558)
United Urban Investment Corp.	(1,024)	(1,470,641)
Yahoo Japan Corp.	(180,300)	(803,941)
Yakult Honsha Co. Ltd.	(1,100)	(90,357)
Yamada Denki Co. Ltd.	(452,600)	(2,396,246)
Yamaguchi Financial Group, Inc.	(34,000)	(409,059)
Yaskawa Electric Corp.	(19,800)	(703,505)
		(60,443,661)
Luxembourg—(0.16)%
Tenaris SA	(104,583)	(1,431,425)
Millicom International Cellular SA	(8,126)	(519,787)
		(1,951,212)
Mauritius—(0.07)%
Golden Agri-Resources Ltd.	(2,799,400)	(811,212)

Netherlands—(0.35)%
Boskalis Westminster	(31,734)	(1,134,836)
Ferrari N.V.	(24,987)	(2,995,017)
Koninklijke Vopak NV	(1,185)	(51,314)
		(4,181,167)
New Zealand—(0.03)%
Mercury NZ Ltd.	(138,448)	(311,694)

Portugal—(0.24)%
EDP - Energias de Portugal SA	(825,645)	(2,945,847)

Singapore—(0.35)%
CapitaLand Mall Trust	(1,221,200)	(1,809,716)
Keppel Corp. Ltd.	(291,100)	(1,601,680)
Suntec Real Estate Investment Trust	(591,900)	(846,750)
		(4,258,146)
Spain—(0.44)%
Distribuidora Internacional de Alimentacion SA	(43,972)	(215,127)
Ferrovial SA	(119,206)	(2,589,684)
Ferrovial SA	(119,206)	(57,348)
Gas Natural SDG SA	(3,671)	(78,553)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Spain—(concluded)
Grifols SA	(45,287)	(1,417,724)
Mapfre SA	(299,305)	(979,345)
		(5,337,781)
Sweden—(0.47)%
Essity AB, B Shares	(30,520)	(912,503)
Hennes & Mauritz AB, B Shares	(67,023)	(1,682,851)
Lundin Petroleum AB	(80,844)	(1,901,439)
Securitas, AB Shares	(63,899)	(1,121,256)
		(5,618,049)
Switzerland—(1.10)%
Dufry AG	(25,008)	(3,722,436)
Swisscom AG	(1,017)	(513,775)
The Swatch Group AG	(13,414)	(5,257,229)
Vifor Pharma AG	(29,550)	(3,800,195)
		(13,293,635)
United Kingdom—(0.04)%
easyJet PLC	(24,858)	(442,073)

Venezuela—(0.25)%
Coca-Cola European Partners PLC	(14,773)	(605,991)
Cobham PLC	(462,548)	(853,923)
Fresnillo PLC	(11,611)	(200,783)
Provident Financial PLC	(49,841)	(616,619)
Whitbread PLC	(13,615)	(667,797)
		(2,945,113)
Total investments sold short (proceeds—$151,246,758)		(157,807,754)
Liabilities in excess of other assets—(1.46)%		(17,622,716)
Net assets—100.00%		$1,203,675,800

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized depreciation($)
DB	USD	379,733	JPY	43,154,325	11/02/17	(204)
JPMCB	USD	409,086	JPY	46,357,942	11/06/17	(1,316)
						(1,520)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Portfolio’s investments. In the event a  Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,333,566,507	8,876	—	1,333,575,383
Preferred stocks	4,813,047	—	—	4,813,047
Right	62,198	—	—	62,198
Repurchase agreement	—	20,240,000	—	20,240,000
Investment of cash collateral from securities loaned	—	20,415,642	—	20,415,642
Total	1,338,441,752	40,664,518	—	1,379,106,270

Liabilities
Investments sold short	(157,807,754)	—	—	(157,807,754)
Forward foreign currency contracts	—	(1,520)	—	(1,520)
Total	(157,807,754)	(1,520)	—	(157,809,274)

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, pledged as collateral for investments sold short.

2                 Security, or portion thereof, was on loan at the period end.

3                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4                 Security is traded on the London Exchange.

5                 Security is traded on the Amsterdam Exchange.

6                 Includes $59,309,599 of investments in securities on loan, at value plus accrued interest and dividends, if any. The portfolio includes non-cash collateral of $37,023,311 and cash collateral of $24,310,533 of which $3,894,891 was pledged back to State Street Bank and Trust Company for the financing of short sales.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2017

Common stocks
Aerospace & defense	0.58%
Auto components	1.02
Automobiles	4.45
Banks	14.45
Beverages	1.34
Capital markets	0.39
Chemicals	1.69
Construction & engineering	0.68
Construction materials	0.30
Consumer finance	0.39
Distributors	0.21
Diversified consumer services	0.44
Diversified financial services	0.31
Diversified telecommunication services	0.71
Electric utilities	1.60
Electrical equipment	0.22
Electronic equipment, instruments & components	2.14
Equity real estate investment trusts	1.32
Food & staples retailing	2.09
Food products	1.64
Gas utilities	0.32
Health care providers & services	0.70
Hotels, restaurants & leisure	2.26
Household durables	1.70
Household products	0.62
Independent power and renewable electricity producers	0.53
Industrial conglomerates	1.19
Insurance	2.52
Internet software & services	8.87
IT services	1.67
Machinery	0.83
Media	1.98
Metals & mining	3.14
Multi-utilities	0.28
Multiline retail	1.24
Oil, gas & consumable fuels	5.70
Paper & forest products	0.80
Personal products	0.77
Pharmaceuticals	0.92
Real estate management & development	1.61
Semiconductors & semiconductor equipment	6.41
Specialty retail	0.33
Technology hardware, storage & peripherals	7.09
Textiles, apparel & luxury goods	0.09
Thrifts & mortgage finance	2.16
Tobacco	0.21
Transportation infrastructure	1.93
Wireless telecommunication services	3.88
Total common stocks	95.72
Preferred stocks
Banks	1.82
Metals & mining	0.08
Oil, gas & consumable fuels	0.73
Paper & forest products	0.57
Total preferred stocks	3.20
Warrant	0.00 †
Repurchase agreement	1.08
Investment of cash collateral from securities loaned	0.86
Total investments	100.86
Liabilities in excess of other assets	(0.86)
Net assets	100.00%

†Weighting represents less than 0.005% of the Portfolio’s net assets as of October 31, 2017.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—95.72%
Bermuda—1.79%
Brilliance China Automotive Holdings Ltd.	1,072,000	2,709,749
Credicorp Ltd.	18,945	3,967,841
Nine Dragons Paper Holdings Ltd.	1,026,000	1,883,293
Total Bermuda common stocks		8,560,883

Brazil—5.85%
AMBEV SA	417,700	2,668,643
AMBEV SA, ADR	504,592	3,194,067
Atacadao Distribuicao Comercio e Industria Ltda*	281,700	1,384,690
B3 SA - Brasil Bolsa Balcao	257,200	1,879,094
Banco do Brasil SA	123,900	1,304,410
Cielo SA	384,396	2,629,775
Companhia de Concessoes Rodoviarias (CCR)	397,245	2,210,087
Embraer SA, ADR	144,715	2,769,845
Fleury SA	129,600	1,144,147
Hypermarcas SA	198,300	2,073,139
Itau Unibanco Holdings SA, ADR	114,800	1,470,588
Lojas Renner SA	132,300	1,394,462
Magazine Luiza SA	48,300	941,254
Raia Drogasil SA	69,200	1,654,429
Ultrapar Participacoes SA	52,400	1,251,013
Total Brazil common stocks		27,969,643

Cayman Islands—13.18%
Agile Property Holdings Ltd.	1,364,000	1,986,187
Alibaba Group Holding Ltd., ADR*,1	89,272	16,505,500
China State Construction International Holdings Ltd.	1,351,750	1,899,041
Ctrip.com International Ltd., ADR*	47,292	2,264,814
ENN Energy Holdings Ltd.	211,000	1,547,056
GCL-Poly Energy Holdings Ltd.*,1	9,234,000	1,586,069
Geely Automobile Holdings Ltd.	670,000	2,074,051
Golden Eagle Retail Group Ltd.[1]	504,000	610,506
Hengan International Group Co. Ltd.	161,000	1,587,010
NetEase, Inc., ADR	6,401	1,804,570
Sands China Ltd.	408,800	1,925,731
Shenzhou International Group Holdings Ltd.	49,000	418,309
TAL Education Group, ADR	75,882	2,086,755
Tencent Holdings Ltd.	401,800	18,015,951
Tongda Group Holdings Ltd.[1]	5,050,000	1,430,576
Weibo Corp.*,1	18,961	1,756,737
WH Group Ltd.[2]	3,711,500	3,758,409

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
YY, Inc.*	19,715	1,782,039
Total Cayman Islands common stocks		63,039,311

Chile—0.49%
Sociedad Quimica y Minera de Chile SA, ADR	39,430	2,355,548

China—8.32%
Agricultural Bank of China Ltd., Class H	3,502,000	1,647,440
Anhui Conch Cement Co. Ltd., Class H	339,500	1,451,320
Bank of China Ltd., Class H	5,064,000	2,525,054
China Bluechemical Ltd., Class H	1,938,000	578,812
China Construction Bank Corp., Class H	9,753,000	8,701,115
China Pacific Insurance (Group) Co. Ltd., Class H	271,400	1,337,623
China Shenhua Energy Co. Ltd., Class H	634,000	1,514,826
China Vanke Co. Ltd., Class H	451,000	1,604,231
Dongfeng Motor Group Co. Ltd., Class H	2,594,000	3,557,797
Guangzhou Automobile Group Co. Ltd. Class H	660,000	1,641,244
Guangzhou R&F Properties Co. Ltd., Class H	661,600	1,409,464
Industrial & Commercial Bank of China Ltd., Class H	1,507,000	1,195,725
Jiangsu Expressway Co. Ltd., Class H	888,000	1,361,356
Midea Group Co. Ltd., Class A	320,400	2,465,582
Ping An Insurance (Group) Co. of China Ltd., Class H	709,000	6,225,357
SAIC Motor Corp. Ltd., Class A	159,897	759,748
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,540,000	917,912
Sinopharm Group Co., Class H	202,400	905,448
Total China common stocks		39,800,054

Hong Kong—3.31%
China Merchants Holdings International Co. Ltd.	368,000	1,150,973
China Mobile Ltd.	534,000	5,362,999
China Resources Power Holdings Co. Ltd.	1,320,911	2,539,758
CITIC Ltd.	847,000	1,239,872
CNOOC Ltd.	1,542,000	2,099,116
CSPC Pharmaceutical Group Ltd.	1,980,000	3,441,536
Total Hong Kong common stocks		15,834,254

Hungary—0.92%
OTP Bank PLC	85,655	3,454,282

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Hungary—(concluded)
Richter Gedeon Nyrt	37,902	942,909
Total Hungary common stocks		4,397,191

India—11.81%
Asian Paints Ltd.	99,435	1,812,808
Bajaj Auto Ltd.	65,019	3,269,558
Bajaj Finance Ltd.	66,319	1,843,626
Bharti Infratel Ltd.	286,542	1,956,031
Eicher Motors Ltd.	5,828	2,900,303
HCL Technologies Ltd.	195,490	2,582,941
HDFC Bank Ltd.	113,739	3,175,745
HDFC Bank Ltd., ADR	417	38,489
Hero Honda Motors Ltd.	16,182	961,832
Hindalco Industries Ltd.	410,505	1,694,718
Hindustan Petroleum Corp. Ltd.	274,747	1,896,723
Hindustan Unilever Ltd.	72,256	1,380,446
Housing Development Finance Corp.	207,930	5,481,131
Indiabulls Housing Finance Ltd.	251,466	4,829,863
IndusInd Bank Ltd.	76,828	1,930,033
Infosys Ltd.	67,621	962,409
Infosys Ltd., ADR[1]	123,435	1,833,010
Jubilant Foodworks Ltd.	41,559	1,047,553
Larsen & Toubro Ltd.	71,696	1,352,977
Mahindra & Mahindra Ltd.	59,669	1,238,866
Maruti Suzuki India Ltd.	39,991	5,069,782
MRF Ltd.	1,944	1,993,558
Power Grid Corp. of India Ltd.	455,403	1,489,505
Reliance Industries Ltd.	89,728	1,303,365
Tata Steel Ltd.	153,691	1,669,996
Vedanta Ltd.	539,428	2,763,714
Total India common stocks		56,478,982

Indonesia—1.89%
PT Bank Mandiri (Persero) Tbk	2,449,900	1,273,497
PT Bank Rakyat Indonesia (Persero) Tbk	3,286,200	3,779,887
Telekomunikasi Indonesia Persero Tbk PT	8,181,000	2,430,926
Unilever Indonesia Tbk PT	428,000	1,565,257
Total Indonesia common stocks		9,049,567

Kazakhstan—0.11%
KazMunaiGas Exploration Production, GDR[3]	24,176	247,804

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Kazakhstan—(concluded)
KazMunaiGas Exploration Production, GDR[4]	28,996	297,209
Total Kazakhstan common stocks		545,013

Malaysia—2.04%
AMMB Holdings Berhad	1,263,700	1,277,580
CIMB Group Holdings Berhad	872,900	1,265,999
Genting Malaysia Berhad	1,263,500	1,501,218
Malayan Banking Berhad	1,084,763	2,370,156
Tenaga Nasional Berhad	943,200	3,341,916
Total Malaysia common stocks		9,756,869

Mexico—2.70%
America Movil SA de C.V., Series L	2,061,238	1,777,212
Fibra Uno Administracion SA de C.V.	1,973,010	3,095,604
Fomento Economico Mexicano SAB de C.V., ADR	6,088	534,222
Gruma SAB de C.V., Series B	67,118	880,926
Grupo Aeroportuario del Pacifico SAB de C.V.	96,565	918,165
Grupo Aeroportuario del Sureste SAB de C.V., Class B	46,893	838,469
Grupo Financiero Banorte SAB de C.V., Series O	406,700	2,409,854
Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR	72,225	608,135
Wal-Mart de Mexico SAB de C.V.	820,410	1,836,661
Total Mexico common stocks		12,899,248

Netherlands—0.54%
Yandex N.V.*	76,328	2,582,176

Philippines—0.36%
PLDT, Inc., ADR[1]	52,264	1,727,848

Poland—0.50%
Polska Grupa Energetyczna SA*	232,657	834,125
Polski Koncern Naftowy Orlen SA	43,677	1,544,315
		2,378,440
Qatar—0.49%
Qatar Electricity & Water Co.	26,184	1,315,941

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Qatar—(concluded)
Qatar National Bank	30,144	1,005,835
Total Qatar common stocks		2,321,776

Romania—0.35%
NEPI Rockcastle PLC	83,967	1,173,860
Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR[5]	64,469	516,397
Total Romania common stocks		1,690,257

Russia—2.22%
Gazprom PAO, ADR[3]	957,133	4,101,315
Gazprom PAO, ADR[4]	369,439	1,586,556
Lukoil PJSC, ADR[4]	38,788	2,056,928
Lukoil PJSC, ADR[3]	22,630	1,201,653
MMC Norilsk Nickel PJSC, ADR	41,006	754,510
Severstal PJSC, GDR	60,480	922,320
Total Russia common stocks		10,623,282

South Africa—6.27%
AVI Ltd.	113,487	791,830
Barclays Africa Group Ltd.	181,284	1,796,845
Bid Corp. Ltd.	74,985	1,649,392
Capitec Bank Holdings Ltd.	20,103	1,336,299
FirstRand Ltd.	409,244	1,483,424
Growthpoint Properties Ltd.	570,284	988,607
Imperial Holdings Ltd.	69,759	999,754
Mondi Ltd.	41,217	988,683
Naspers Ltd., N Shares	38,839	9,463,379
Rand Merchant Investment Holdings Ltd.	478,990	1,338,851
Redefine Properties Ltd.	2,028,499	1,522,226
Sappi Ltd.	145,036	971,437
Sasol Ltd.	71,985	2,106,129
The Bidvest Group Ltd.	132,061	1,601,872
Woolworths Holdings Ltd.	744,612	2,967,652
Total South Africa common stocks		30,006,380

South Korea—14.45%
Coway Co. Ltd.	33,415	2,902,021
Dongbu Insurance Co. Ltd.	15,173	954,788
Doosan Infracore Co. Ltd.*	126,907	1,048,921
Hankook Tire Co. Ltd.	34,092	1,643,208

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
Hyundai Marine & Fire Insurance Co. Ltd.	26,062	1,054,949
Hyundai Mobis Co. Ltd.	5,288	1,257,868
Industrial Bank of Korea	91,748	1,257,046
Kangwon Land, Inc.	42,828	1,311,198
KB Financial Group, Inc.	31,059	1,618,999
Korea Electric Power Corp. (KEPCO)	56,443	1,974,888
Korea Zinc Co. Ltd.	2,489	1,137,473
KT&G Corp.	10,803	1,022,107
LG Chem Ltd.	3,510	1,264,145
LG Display Co. Ltd.	46,315	1,211,255
LG Electronics, Inc.	25,441	2,066,435
LG Uplus Corp.	82,184	942,620
POSCO	6,773	1,967,788
Samsung Electronics Co. Ltd.	10,746	26,415,392
Samsung Fire & Marine Insurance Co. Ltd.	4,669	1,137,713
Samsung SDI Co. Ltd.	7,680	1,412,130
Shinhan Financial Group Co. Ltd.	163,472	7,324,760
SK Hynix, Inc.	36,372	2,668,611
SK Innovation Co. Ltd.	7,989	1,461,815
SK Telecom Co. Ltd.	17,143	4,039,588
Total South Korea common stocks		69,095,718

South Korea—0.23%
Seoul Semiconductor Co. Ltd.	45,035	1,103,415

Taiwan—9.99%
Asustek Computer, Inc.	178,000	1,540,410
Catcher Technology Co. Ltd.	187,000	1,984,118
Chinatrust Financial Holding Co. Ltd.	2,198,934	1,407,166
Compal Electronics, Inc.	1,354,000	996,661
Far EasTone Telecommunications Co. Ltd.	407,000	955,440
FLEXium Interconnect, Inc.	265,000	1,014,854
HON Hai Precision Industry Co. Ltd.	346,256	1,285,853
Innolux Corp.	3,676,000	1,608,886
Largan Precision Co. Ltd.	12,000	2,273,910
Mega Financial Holding Co. Ltd.	2,142,118	1,683,324
Nan Ya Plastics Corp.	474,000	1,169,303
Nanya Technology Corp.	655,000	1,776,522
Novatek Microelectronics Corp.	318,000	1,175,649
Pegatron Corp.	322,000	832,772
Phison Electronics Corp.	79,000	939,057

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Taiwan—(concluded)
Quanta Computer, Inc.	458,000	1,078,201
Taiwan Mobile Co. Ltd.	357,000	1,272,485
Taiwan Semiconductor Manufacturing Co. Ltd.	1,591,156	12,820,203
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	202,660	8,578,598
Teco Electric and Machinery Co. Ltd.	1,138,000	1,062,176
Uni-President Enterprises Corp.	595,000	1,242,892
Wistron Corp.	1,302,011	1,085,747
Total Taiwan common stocks		47,784,227

Thailand—3.53%
Advanced Info Service PCL	254,100	1,487,732
Airports of Thailand PCL	1,542,100	2,762,039
Beauty Community PCL, NVDR[1]	2,948,200	1,588,584
Bumrungrad Hospital PCL	195,400	1,294,040
CP ALL PCL	1,126,100	2,372,878
Kasikornbank Public Co. Ltd., NVDR	361,900	2,396,689
PTT PCL, NVDR	112,200	1,418,543
Thai Oil PCL, NVDR	413,300	1,269,012
Thai Union Group PCL	2,131,500	1,174,186
TMB Bank PCL	14,077,900	1,093,347
Total Thailand common stocks		16,857,050

Turkey—2.83%
Arcelik A.S.	123,997	677,260
BIM Birlesik Magazalar A.S.	52,904	1,078,706
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.*	1,040,038	723,781
Eregli Demir ve Celik Fabrikalari TAS	1,291,491	3,029,951
Koc Holding A.S.	640,129	2,861,854
Tupras-Turkiye Petrol Rafinerileri A.S.	38,723	1,393,336
Turkiye Garanti Bankasi A.S.	891,261	2,450,436
Turkiye Halk Bankasi AS	447,160	1,303,684
Total Turkey common stocks		13,519,008

United Arab Emirates—0.75%
Emaar Properties PJSC	684,672	1,545,459
National Bank of Abu Dhabi PJSC	730,778	2,059,427
Total United Arab Emirates common stocks		3,604,886

United States—0.80%
Southern Copper Corp.[1]	25,408	1,091,274

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Yum China Holdings, Inc.*	68,171	2,750,700
Total United States common stocks		3,841,974
Total common stocks (cost—$379,991,732)		457,823,000

Preferred stocks—3.20%
Brazil—3.13%
Itau Unibanco Holding SA	424,683	5,458,968
Itausa - Investimentos Itau SA	1,017,700	3,260,323
Petroleo Brasileiro SA, ADR*	683,200	3,502,358
Suzano Papel e Celulose SA	439,500	2,731,341
Total Brazil preferred stocks		14,952,990

India—0.07%
Vedanta Ltd.
7.500%, due 10/28/18	2,205,616	352,442
Total preferred stocks (cost—$12,769,850)		15,305,432

	Number of Warrants
Warrant—0.00%†
Thailand—0.00%†
Jasmine International PCL, strike price $4.30, expires 07/05/20* (cost—$0)	1	0

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount ($)	Value ($)
Repurchase agreement—1.08%
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $5,239,839 US Treasury Notes, 1.500% to 2.125% due 08/31/21 to 01/31/22; (value—$5,279,552); proceeds: $5,176,007 (cost—$5,176,000)	5,176,000	5,176,000

	Number of Shares
Investment of cash collateral from securities loaned—0.86%
Money market fund—0.86%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$4,114,677)	4,114,677	4,114,677
Total investments (cost—$402,052,259)[6]—100.86%		482,419,109
Liabilities in excess of other assets—(0.86)%		(4,113,392)
Net assets—100.00%		$478,305,717

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Portfolio’s investments. In the event a  Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	457,823,000	—	—	457,823,000
Preferred stocks	15,305,432	—	—	15,305,432
Warrant	0	—	—	0
Repurchase agreement	—	5,176,000	—	5,176,000
Investment of cash collateral from securities loaned	—	4,114,677	—	4,114,677
Total	473,128,432	9,290,677	—	482,419,109

At October 31, 2017, there was a transfer from Level 2 to Level 1 of $352,442.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2017 (unaudited)

Portfolio footnotes

*                 Non-income producing security.

†                 Amount represents less than 0.005%

1                 Security, or portion thereof, was on loan at the period end.

2                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3                 Security is traded on the Turquoise Exchange.

4                 Security is traded on the over-the-counter (“OTC”) market.

5                 Illiquid investment at the period end.

6                 Includes $25,453,455 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $21,765,202 and cash collateral of $4,114,677.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2017

Common stocks
Apartments	5.79%
Diversified	22.29
Diversified operations	2.29
Health care	4.60
Hotels	4.65
Hotels & motels	2.84
Office property	11.70
Real estate management/service	9.24
Real estate operations/development	11.53
Regional malls	9.12
Shopping centers	7.75
Storage	2.19
Warehouse/industrial	4.49
Total common stocks	98.48
Repurchase agreement	1.03
Investment of cash collateral from securities loaned	0.86
Total investments	100.37
Liabilities in excess of other assets	(0.37)
Net assets	100.00%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—98.48%
Australia—4.99%
Dexus	276,596	2,068,238
The GPT Group	383,600	1,494,364
Westfield Corp.	562,000	3,342,084
Total Australia common stocks		6,904,686

Bermuda—2.40%
Hongkong Land Holdings Ltd.	458,300	3,322,675

Cayman Islands—1.52%
Soho China Ltd.*	3,621,000	2,097,947

Germany—4.05%
Alstria Office REIT-AG	190,092	2,691,464
Vonovia SE	66,115	2,908,050
Total Germany common stocks		5,599,514

Hong Kong—2.29%
Wharf (Holdings) Ltd.	348,756	3,171,769

Japan—10.18%
Hulic Reit, Inc.	411	572,917
Leopalace21 Corp.	188,617	1,400,050
Mitsubishi Estate Co. Ltd.	363,089	6,531,802
Mitsui Fudosan Co. Ltd.	241,800	5,584,335
Total Japan common stocks		14,089,104

Luxembourg—1.57%
Grand City Properties SA	101,300	2,171,186

Netherlands—0.80%
Eurocommercial Properties N.V.	26,500	1,103,549

Singapore—4.57%
CapitaLand Commercial Trust	216,200	275,187
CapitaLand Mall Trust	1,431,700	2,121,659
City Developments Ltd.	414,200	3,932,029
Total Singapore common stocks		6,328,875

Spain—1.92%
Merlin Properties Socimi SA	201,100	2,654,066

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
United Kingdom—13.29%
Capital & Counties Properties PLC	391,100	1,381,189
Derwent London PLC	46,400	1,649,116
Great Portland Estates PLC	619,219	5,111,314
Hammerson PLC	509,785	3,547,852
Land Securities Group PLC	434,012	5,568,343
Tritax Big Box REIT PLC	580,200	1,135,083
Total United Kingdom common stocks		18,392,897

United States—50.90%
American Campus Communities, Inc.	43,200	1,796,256
American Homes 4 Rent, Class A	157,000	3,340,960
Brixmor Property Group, Inc.	92,800	1,621,216
CBL & Associates Properties, Inc.[1]	247,088	1,937,170
Crown Castle International Corp.	37,300	3,994,084
DDR Corp.	211,400	1,621,438
Duke Realty Corp.	108,300	3,084,384
Equinix, Inc.	6,400	2,966,400
Essex Property Trust, Inc.	11,000	2,886,730
Federal Realty Investment Trust	16,700	2,012,684
Gramercy Property Trust	82,000	2,435,400
HCP, Inc.	38,600	997,424
Hudson Pacific Properties, Inc.	73,900	2,499,298
Kilroy Realty Corp.	34,500	2,457,435
LaSalle Hotel Properties[1]	49,000	1,382,290
MGM Growth Properties LLC, Class A1	68,000	2,006,680
Mid-America Apartment Communities, Inc.	32,500	3,326,375
Park Hotels & Resorts, Inc.	105,722	3,043,736
Prologis, Inc.	31,500	2,034,270
Public Storage	14,600	3,025,850
QTS Realty Trust, Inc., Class A	52,700	3,048,695
Simon Property Group, Inc.	68,791	10,685,306
SL Green Realty Corp.	29,800	2,851,264
Ventas, Inc.	44,000	2,761,000

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Welltower, Inc.	38,900	2,604,744
Total United States common stocks		70,421,089
Total common stocks (cost—$139,314,349)		136,257,357

	Face Amount ($)
Repurchase agreement—1.03%
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $1,445,613 US Treasury Notes, 1.500% to 2.125% due 08/31/21 to 01/31/22; (value—$1,456,569); proceeds: $1,428,002 (cost—$1,428,000)	1,428,000	1,428,000

	Number of Shares
Investment of cash collateral from securities loaned—0.86%
Money market fund—0.86%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$1,189,140)	1,189,140	1,189,140
Total investments (cost—$141,931,489)[2]—100.37%		138,874,497
Liabilities in excess of other assets—(0.37)%		(517,190)
Net assets—100.00%		$138,357,307

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized depreciation($)
NTC	USD	118,710	SGD	161,498	11/02/17	(231)
NTC	USD	154,008	SGD	209,720	11/03/17	(153)
						(384)

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	136,257,357	—	—	136,257,357
Repurchase agreement	—	1,428,000	—	1,428,000
Investment of cash collateral from securities loaned	—	1,189,140	—	1,189,140
Total	136,257,357	2,617,140	—	138,874,497

Liabilities
Forward foreign currency contracts	—	(384)	—	(384)

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Includes $4,455,982 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $3,400,625 and cash collateral of $1,189,140.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2017

Common stocks
Aerospace & defense	0.87%
Air freight & logistics	0.63
Airlines	0.70
Auto components	0.07
Banks	3.59
Beverages	0.48
Biotechnology	1.46
Building products	0.38
Capital markets	0.68
Chemicals	1.22
Commercial services & supplies	0.67
Communications equipment	0.17
Construction & engineering	0.38
Construction materials	0.10
Consumer finance	0.12
Containers & packaging	0.10
Diversified consumer services	0.29
Diversified financial services	0.54
Diversified telecommunication services	0.46
Electric utilities	0.54
Electrical equipment	0.09
Electronic equipment, instruments & components	0.05
Energy equipment & services	0.19
Equity real estate investment trusts	0.70
Food & staples retailing	0.23
Food products	0.37
Gas utilities	0.29
Health care equipment & supplies	1.63
Health care providers & services	2.07
Hotels, restaurants & leisure	1.11
Household durables	0.75
Independent power and renewable electricity producers	0.24
Insurance	0.56
Internet & catalog retail	0.08
Internet & Direct Marketing Retail	0.17
Internet software & services	1.85
IT services	0.40
Leisure products	0.07
Machinery	0.37
Marine	0.02
Media	0.78

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2017

Metals & mining	0.72%
Mortgage Real estate investment trust	0.42
Multi-utilities	0.52
Multiline retail	0.09
Oil, gas & consumable fuels	1.46
Paper & forest products	0.98
Personal products	0.14
Pharmaceuticals	1.55
Professional services	0.53
Real estate investment trusts	0.18
Real estate management & development	0.55
Road & rail	1.10
Semiconductors & semiconductor equipment	0.70
Software	1.23
Specialty retail	0.64
Technology hardware, storage & peripherals	2.14
Textiles, apparel & luxury goods	0.17
Thrifts & mortgage finance	0.08
Tobacco	0.08
Trading companies & distributors	0.68
Wireless telecommunication services	0.33
Total common stocks	39.76
Preferred stocks	0.14
Right	0.00	†
Warrant	0.00	†
Investment companies	11.05
US government obligations	6.56
Corporate notes
Banks	0.06
Diversified financial services	0.11
Healthcare-services	0.05
International government obligations	1.41
Oil & gas	0.17
Real estate	0.07
Total corporate notes	1.87

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2017

Non-US government obligations	1.12%
Certificates of deposit	0.82
Time deposits	6.94
Short-term US government obligations	9.26
Repurchase agreement	28.25
Options purchased
Call options	0.32
Put options	0.08
Total options purchased	0.40
Swaptions purchased
Call swaption	0.06
Put swaptions	0.70
Total swaptions purchased	0.76
Foreign exchange options purchased
Call options	0.50
Put options	0.11
Total foreign exchange options purchased	0.61

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2017

Investments sold short
Common stocks
Aerospace & defense	(0.08)%
Air freight & logistics	(0.05)
Airlines	(0.19)
Auto components	(0.04)
Automobiles	(0.20)
Banks	(0.33)
Beverages	(0.02)
Building products	(0.10)
Capital markets	(0.61)
Chemicals	(0.28)
Commercial services & supplies	(0.26)
Communications equipment	(0.36)
Construction materials	(0.30)
Consumer finance	(0.18)
Containers & packaging	(0.23)
Distributors	(0.11)
Diversified consumer services	(0.01)
Diversified financial services	(0.03)
Diversified telecommunication services	(0.53)
Electric utilities	(0.15)
Energy equipment & services	(0.59)
Equity real estate investment trusts	(0.53)
Food & staples retailing	(0.36)
Food products	(0.11)
Health care equipment & supplies	(0.09)
Health care providers & services	(0.07)
Health care technology	(0.01)
Hotels, restaurants & leisure	(0.21)
Household durables	(0.20)
Household products	(0.06)
Insurance	(0.09)
Internet & Direct Marketing Retail	(0.01)
Internet software & services	(0.05)
IT services	(0.20)
Leisure products	(0.03)
Machinery	(0.10)
Media	(0.26)
Metals & mining	(0.29)
Multi-utilities	(0.19)
Multiline retail	(0.22)
Oil, gas & consumable fuels	(0.87)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2017

Investments sold short—(concluded)
Common stocks—(concluded)
Paper & forest products	(0.28)%
Pharmaceuticals	(0.21)
Professional services	(0.03)
Road & rail	(0.33)
Semiconductors & semiconductor equipment	(0.11)
Software	(0.09)
Specialty retail	(0.50)
Technology hardware, storage & peripherals	0.00
Textiles, apparel & luxury goods	(0.12)
Thrifts & mortgage finance	(0.06)
Trading companies & distributors	(0.06)
Wireless telecommunication services	(0.38)
Investment companies	(4.61)
Total investments sold short	(15.38)
Other assets in excess of liabilities	7.84
Net assets	100.00%

†Weighting represents less than 0.005% of the Portfolio’s net assets as of October 31, 2017.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—39.76%
Australia—1.04%
AGL Energy Ltd.	107,972	2,088,221
BlueScope Steel Ltd.	15,667	153,961
Challenger Ltd.	30,382	309,263
Coca-Cola Amatil Ltd.	100,848	629,050
Flight Centre Travel Group Ltd.	2,255	80,771
Fortescue Metals Group Ltd.	156,763	556,700
Qantas Airways Ltd.	67,226	316,426
Rio Tinto Ltd.	36,734	1,952,542
South32 Ltd.	210,758	543,593
Woodside Petroleum Ltd.	14,369	337,947
Total Australia common stocks		6,968,474

Belgium—0.02%
KBC Groupe N.V.	1,897	157,575

Bermuda—0.66%
Assured Guaranty Ltd.	3,367	124,916
Athene Holding Ltd., Class A*,2	23,163	1,207,487
Bunge Ltd.	4,447	305,864
Kerry Properties Ltd.	186,000	836,850
VEON Ltd., ADR	448,989	1,755,547
XL Group Ltd.[2]	5,947	240,675
Total Bermuda common stocks		4,471,339

Canada—5.23%
Agnico Eagle Mines Ltd.[2]	5,670	253,052
Air Canada*,2	59,058	1,170,082
Alimentation Couche Tard, Inc., Class B	11,742	550,557
Altus Group Ltd.[2]	6,480	176,956
Badger Daylighting Ltd.[2]	27,640	629,243
Barrick Gold Corp.	8,900	128,592
CAE, Inc.	2,900	51,387
Canadian Pacific Railway Ltd.[2]	14,562	2,525,633
Canfor Corp.*,2	158,780	3,158,123
CanWel Building Materials Group Ltd.[2]	79,806	410,134
Cargojet, Inc.[2]	10,626	444,363
Cascades, Inc.[2]	11,220	135,151
CCL Industries, Inc., Class B2	5,920	285,331
CGI Group, Inc., Class A*,2	11,943	634,651

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Canada—(continued)
Chorus Aviation, Inc.[2]	55,186	390,550
Clearwater Seafoods, Inc.[2]	32,475	224,790
Cominar Real Estate Investment Trust[2]	62,100	666,200
Constellation Software, Inc.	400	227,573
Cott Corp.[2]	34,946	524,190
Crescent Point Energy Corp.[2]	9,070	74,593
Detour Gold Corp.*,2	17,730	188,968
DIRTT Environmental Solutions*,2	28,850	142,450
Dorel Industries, Inc., Class B2	11,490	299,607
Element Fleet Management Corp.	40,892	315,066
Empire Co. Ltd.	18,500	320,212
Enbridge, Inc.[2]	11,875	456,712
Encana Corp.[2]	46,902	548,753
Finning International, Inc.[2]	49,900	1,216,847
Freshii, Inc.*,2	7,354	33,917
Hardwoods Distribution, Inc.[2]	88,250	1,498,766
Intact Financial Corp.	3,900	318,778
Interfor Corp.*,2	123,827	2,015,632
Intertape Polymer Group, Inc.[2]	17,090	252,224
Keyera Corp.[2]	11,304	332,785
Kinaxis, Inc.*,2	1,776	88,559
Kinross Gold Corp.*,2	21,490	84,885
Knight Therapeutics, Inc.*,2	42,662	277,116
Laurentian Bank of Canada[2]	17,950	834,819
Loblaw Cos. Ltd.[2]	9,510	490,796
Major Drilling Group International, Inc.*,2	53,156	284,713
Maxar Technologies Ltd.[2]	7,780	492,152
Methanex Corp.[2]	5,090	248,137
Nanotech Security Corp.*,2	94,785	121,227
National Bank of Canada	44,600	2,164,488
Northland Power, Inc.[2]	74,231	1,419,486
Open Text Corp.[2]	7,806	273,054
Parkland Fuel Corp.[2]	21,157	429,667
Polaris Infrastructure, Inc.[2]	14,934	217,510
Power Corp. of Canada	18,300	469,238
Restaurant Brands International, Inc.[2]	6,174	398,779
Russel Metals, Inc.[2]	8,920	199,405
Saputo, Inc.[2]	15,450	557,833
Seven Generations Energy Ltd., Class A*,2	9,150	138,161
SNC-Lavalin Group, Inc.[2]	36,178	1,629,847
Tidewater Midstream and Infrastructure Ltd.[2]	244,097	259,215

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Tree Island Steel Ltd.[2]	96,525	217,726
Trevali Mining Corp.*,2	192,802	204,743
Trican Well Service Ltd.*,2	78,270	294,248
Tricon Capital Group, Inc.[2]	78,510	659,676
Trinidad Drilling Ltd.*	90,200	118,859
Waste Connections, Inc.[2]	11,661	824,083
Western Forest Products, Inc.[2]	470,970	956,470
Whitecap Resources, Inc.[2]	22,169	159,123
Total Canada common stocks		35,115,883

Cayman Islands—0.14%
Anta Sports Products Ltd.	56,591	253,163
Cision Ltd.*	1,777	23,456
CK Asset Holdings Ltd.	26,000	213,795
Ctrip.com International Ltd., ADR*	6,940	332,357
Melco Crown Entertainment Ltd., ADR	3,823	96,645
Total Cayman Islands common stocks		919,416

Denmark—0.23%
AP Moeller - Maersk A/S, Class B	78	149,816
Danske Bank A/S	10,866	414,518
H. Lundbeck A/S	7,971	473,649
Pandora A/S	5,565	525,292
Total Denmark common stocks		1,563,275

Finland—0.17%
Orion Oyj, Class B	27,366	1,122,080

France—0.35%
BNP Paribas SA	8,148	636,290
Cie Generale des Etablissements Michelin	1,860	269,094
Credit Agricole SA	10,591	184,807
Natixis SA	8,301	65,094
Orpea	4,192	502,222
Societe Generale SA	7,743	431,129
Thales SA	2,876	299,767
Total France common stocks		2,388,403

Germany—0.80%
Beiersdorf AG	3,238	363,223
Commerzbank AG*	20,099	275,446
Covestro AG1	8,917	855,470

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Deutsche Bank AG	27,127	440,804
Deutsche Lufthansa AG	66,849	2,133,611
Deutsche Telekom AG	25,974	473,201
Infineon Technologies AG	21,029	575,770
Scout24 AG1	6,147	246,029
Total Germany common stocks		5,363,554

Hong Kong—0.22%
Hang Lung Group Ltd.	14,000	49,171
I-CABLE Communications Ltd.*	107,610	3,366
New World Development Co. Ltd.	577,000	859,428
Wheelock & Co. Ltd.	78,000	542,902
Total Hong Kong common stocks		1,454,867

Ireland—0.44%
Allegion PLC[2]	6,111	509,596
CRH PLC	13,087	493,461
Glanbia PLC	18,504	357,587
Paddy Power Betfair PLC	2,394	244,987
Ryanair Holdings PLC, ADR*	2,771	310,657
Seagate Technology PLC[2]	27,947	1,033,201
Total Ireland common stocks		2,949,489

Isle Of Man—0.10%
Genting Singapore PLC	749,200	670,548

Israel—0.01%
Caesarstone Ltd.*,2	1,660	46,978

Italy—0.21%
Banco BPM SpA*	33,044	115,243
Intesa Sanpaolo SpA	183,037	615,326
UniCredit SpA*	30,413	582,058
Unione di Banche Italiane SpA	20,212	94,929
Total Italy common stocks		1,407,556

Japan—2.76%
ANA Holdings, Inc.	10,500	401,328
Asahi Group Holdings Ltd.	7,846	356,125
Benesse Holdings, Inc.	9,700	327,158
Brother Industries Ltd.	42,000	1,011,723
Canon, Inc.	16,800	626,907

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
DeNa Co. Ltd.	61,763	1,443,246
Idemitsu Kosan Co. Ltd.	45,500	1,318,522
JXTG Holdings, Inc.	370,301	1,899,297
Komatsu Ltd.	19,050	619,391
Konica Minolta, Inc.	8,100	70,382
Marubeni Corp.	10,600	70,542
Mitsubishi Gas Chemical Co., Inc.	4,600	111,617
Mitsubishi Tanabe Pharma Corp.	13,500	296,108
Mitsui Fudosan Co. Ltd.	14,783	341,411
Mixi, Inc.	42,100	2,043,815
Nintendo Co. Ltd., ADR	16,295	792,752
Nippon Electric Glass Co. Ltd.	8,300	336,146
Osaka Gas Co. Ltd.	10,200	196,321
Resorttrust, Inc.	7,181	140,519
Seiko Epson Corp.	60,200	1,427,371
Shionogi & Co. Ltd.	7,282	389,829
Showa Shell Sekiyu K.K.	19,800	231,948
Start Today Co. Ltd.	28,900	785,375
Tokyo Electron Ltd.	14,600	2,536,590
Tosoh Corp.	13,600	291,604
Yamaha Corp.	11,941	466,277
Total Japan common stocks		18,532,304

Jersey—0.13%
Ferguson PLC	5,278	369,075
Shire PLC	10,227	505,423
Total Jersey common stocks		874,498

Netherlands—0.78%
ABN AMRO Group N.V.[1]	4,468	137,999
Airbus SE	34,158	3,491,479
ASML Holding N.V.	2,170	391,292
ASR Nederland N.V.	14,570	597,409
ING Groep N.V.	31,526	582,427
Randstad Holding N.V.	854	52,544
Total Netherlands common stocks		5,253,150

Poland—0.07%
PLAY Communications SA*,1	49,514	500,588

Portugal—0.05%
Galp Energia, SGPS SA	16,967	315,434

Singapore—0.08%
Broadcom Ltd.	1,978	522,014

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
South Korea—0.10%
KT Corp., ADR	21,406	308,032
Samsung Electronics Co. Ltd.	146	358,892
Total South Korea common stocks		666,924

Spain—0.80%
Banco Bilbao Vizcaya Argentaria SA	63,679	557,288
Banco de Sabadell SA	43,369	86,841
Banco Santander SA	143,623	974,183
Bankia SA	19,722	94,167
CaixaBank SA	48,398	226,520
Cellnex Telecom SA1	29,924	742,976
Endesa SA	34,336	785,927
Gas Natural SDG SA	81,853	1,751,514
Repsol SA	10,313	193,230
Total Spain common stocks		5,412,646

Sweden—0.26%
Industrivarden AB, C Shares	21,523	553,266
Lundin Petroleum AB*	8,942	210,315
Nordea Bank AB	37,419	452,336
Securitas AB, Class B	22,392	392,920
Swedbank AB, A Shares	6,898	171,221
Total Sweden common stocks		1,780,058

Switzerland—0.50%
Adecco Group AG	32,283	2,561,218
Credit Suisse Group AG*	18,221	287,291
Pargesa Holding SA	1,944	162,804
Roche Holding AG	574	132,619
Zurich Insurance Group AG	640	195,339
Total Switzerland common stocks		3,339,271

United Kingdom—0.21%
OM Asset Management PLC	46,672	713,148
Prudential PLC	15,671	385,465
SSE PLC	4,294	78,817
Tullow Oil PLC*	84,874	205,160
Total United Kingdom common stocks		1,382,590

United States—24.40%
AbbVie, Inc.[2]	29,007	2,617,882
Acuity Brands, Inc.	3,703	619,142
Advanced Disposal Services, Inc.*,2	20,350	507,122

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
United States—(continued)
Affiliated Managers Group, Inc.[2]	5,683	1,059,879
AGNC Investment Corp.[2]	140,742	2,833,136
Alphabet, Inc., Class A*,2	2,048	2,115,666
Alphabet, Inc., Class C*	746	758,413
Altria Group, Inc.	7,893	506,888
Amazon.com, Inc.*,2	250	276,320
American International Group, Inc.	3,329	215,087
American Tower Corp.	4,333	622,522
Amgen, Inc.[2]	16,049	2,812,106
Annaly Capital Management, Inc.[2]	226,686	2,597,822
Anthem, Inc.[2]	16,530	3,458,241
Apple, Inc.	4,225	714,194
Bank of America Corp.[2]	111,131	3,043,878
BankUnited, Inc.[2]	15,747	548,783
BB&T Corp.	9,276	456,750
Becton, Dickinson and Co.[2]	21,946	4,579,472
Berkshire Hathaway, Inc., Class B*,2	9,613	1,797,054
Best Buy Co., Inc.[2]	26,221	1,467,852
Blue Buffalo Pet Products, Inc.*	9,854	285,076
BMC Stock Holdings, Inc.*,2	38,731	830,780
Boston Scientific Corp.*,2	73,563	2,070,063
Briggs & Stratton Corp.	22,479	566,471
Builders FirstSource, Inc.*	29,781	536,654
C.R. Bard, Inc.[2]	6,590	2,155,391
CA, Inc.[2]	53,273	1,724,980
Cardinal Health, Inc.[2]	25,893	1,602,777
CarMax, Inc.*	24,104	1,810,210
Carrols Restaurant Group, Inc.*,2	52,882	594,922
Casella Waste Systems, Inc., Class A*	17,133	316,275
Cavium, Inc.*	2,969	204,831
Celgene Corp.*,2	20,005	2,019,905
Cigna Corp.[2]	6,582	1,298,102
Citigroup, Inc.[2]	24,100	1,771,350
Citizens Financial Group, Inc.	7,301	277,511
CME Group, Inc.	2,064	283,119
Cognizant Technology Solutions Corp., Class A2	12,031	910,386
Comcast Corp., Class A	15,282	550,610
Comerica, Inc.	1,770	139,069
Concho Resources, Inc.*	2,086	279,962
ConocoPhillips	3,930	201,020
Consolidated Communications Holdings, Inc.	7,738	148,337

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
United States—(continued)
Constellation Brands, Inc., Class A2	7,738	1,695,318
CSX Corp.[2]	54,418	2,744,300
D.R. Horton, Inc.[2]	25,045	1,107,239
Darden Restaurants, Inc.[2]	28,525	2,346,752
Devon Energy Corp.[2]	25,510	941,319
DISH Network Corp., Class A*,2	25,633	1,244,226
Dollar Tree, Inc.*	6,907	630,264
Domino’s Pizza, Inc.[2]	9,204	1,684,332
DowDuPont, Inc.	8,546	617,961
DST Systems, Inc.	5,199	304,765
E*TRADE Financial Corp.*,2	38,305	1,669,715
Equinix, Inc.	994	460,719
Etsy, Inc.*	62,814	1,048,994
Exelon Corp.[2]	56,791	2,283,566
Express Scripts Holding Co.*,2	26,982	1,653,727
Facebook, Inc., Class A*	13,756	2,476,905
Farmer Brothers Co.*,2	7,250	246,138
FedEx Corp.[2]	16,807	3,795,189
Fifth Third Bancorp	9,291	268,510
First Republic Bank	4,776	465,182
Foot Locker, Inc.	18,837	566,617
Forterra, Inc.*	36,246	179,780
Fortune Brands Home & Security, Inc.[2]	11,324	748,063
Frontier Communications Corp.	45,854	555,292
Gaming and Leisure Properties, Inc.	27,549	1,006,640
General Dynamics Corp.	763	154,874
Genesco, Inc.*	4,348	106,526
Gilead Sciences, Inc.[2]	34,836	2,611,307
Granite Construction, Inc.[2]	4,230	269,409
H&R Block, Inc.	46,571	1,152,167
Halliburton Co.	19,913	851,082
Hanesbrands, Inc.	8,195	184,388
Hess Corp.	7,646	337,647
Houghton Mifflin Harcourt Co.*	44,384	439,402
HP, Inc.[2]	89,263	1,923,618
Humana, Inc.[2]	11,208	2,861,963
Huntington Bancshares, Inc.	14,491	199,976
Instructure, Inc.*	14,977	521,200
Internap Corp.*	60,853	282,966
Johnson & Johnson[2]	22,257	3,102,848
JPMorgan Chase & Co.[2]	30,563	3,074,943

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
United States—(continued)
Juniper Networks, Inc.	13,804	342,753
KAR Auction Services, Inc.[2]	23,096	1,093,134
Kennametal, Inc.	24,940	1,088,631
KeyCorp	14,135	257,964
Knight-Swift Transportation Holdings, Inc.*	7,883	326,750
Lands’ End, Inc.*	23,756	258,940
Lennar Corp., Class A2	29,290	1,630,574
Liberty Media Corp-Liberty Formula One., Class C*	16,094	613,825
Louisiana-Pacific Corp.*,2	17,144	465,974
M&T Bank Corp.	1,647	274,670
ManpowerGroup, Inc.	7,618	939,147
MasterCard, Inc., Class A2	5,744	854,535
Match Group, Inc.*	54,444	1,455,833
McDonald’s Corp.[2]	6,969	1,163,196
Merck & Co., Inc.[2]	40,833	2,249,490
Micron Technology, Inc.*,2	11,171	494,987
MobileIron, Inc.*	50,563	194,668
Mohawk Industries, Inc.*,2	2,660	696,282
Mueller Water Products, Inc., Class A2	18,676	222,991
Navient Corp.	35,096	437,296
NetApp, Inc.[2]	81,482	3,619,430
Newell Brands, Inc.	12,951	528,142
NextEra Energy, Inc.	2,923	453,270
NII Holdings, Inc.*	16,549	7,282
Norfolk Southern Corp.	2,105	276,639
Nuance Communications, Inc.*,2	137,659	2,029,094
Olympic Steel, Inc.	13,891	262,262
Omnicom Group, Inc.[2]	22,758	1,529,110
Oracle Corp.	8,803	448,073
Owens Corning[2]	6,920	572,215
Palo Alto Networks, Inc.*,2	5,274	776,333
People’s United Financial, Inc.	3,641	67,941
PG&E Corp.	23,916	1,381,627
Pitney Bowes, Inc.[2]	88,145	1,211,112
PPG Industries, Inc.[2]	6,529	758,931
Raytheon Co.[2]	4,702	847,300
Regions Financial Corp.	12,933	200,203
Santander Consumer USA Holdings, Inc.*	21,314	354,665
Sinclair Broadcast Group, Inc. Class A	2,213	70,152
Skechers U.S.A., Inc., Class A*	5,589	178,401
SM Energy Co.[2]	3,908	83,358

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
STORE Capital Corp.	22,983	567,450
SunTrust Banks, Inc.	6,634	399,433
Team, Inc.*	13,375	164,513
The Boeing Co.	1,472	379,747
The Charles Schwab Corp.	8,109	363,608
The Estee Lauder Cos., Inc., Class A	4,939	552,230
The Home Depot, Inc.	2,297	380,797
The Kraft Heinz Co.	6,922	535,278
The Madison Square Garden Co., Class A*	3,651	813,041
The PNC Financial Services Group, Inc.[2]	10,566	1,445,323
The Sherwin-Williams Co.[2]	13,421	5,303,308
TRI Pointe Group, Inc.*,2	42,980	760,316
Union Pacific Corp.[2]	13,361	1,547,070
United Therapeutics Corp.*,2	13,131	1,557,205
UnitedHealth Group, Inc.	3,151	662,403
Universal Health Services, Inc., Class B2	17,975	1,846,032
US Bancorp	11,870	645,491
Valero Energy Corp.	10,371	818,168
Varian Medical Systems, Inc.*,2	20,248	2,109,639
Verint Systems, Inc.*	5,491	231,720
Visteon Corp.*	1,423	179,355
VMware, Inc., Class A*,2	18,908	2,263,099
Walgreens Boots Alliance, Inc.	2,708	179,459
Wells Fargo & Co.	22,212	1,246,982
Western Alliance Bancorp*	2,560	142,848
Western Digital Corp.[2]	17,929	1,600,522
World Wrestling Entertainment, Inc., Class A	16,444	436,259
Xerox Corp.[2]	66,217	2,007,037
Zayo Group Holdings, Inc.*	24,821	895,045
Zions Bancorp.	2,768	128,601
Total United States common stocks		163,880,998
Total common stocks (cost—$243,212,171)		267,059,912

Preferred stocks—0.14%
Italy—0.14%
Intesa Sanpaolo SpA	160,187	505,296

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares		Value ($)
Preferred stocks—(concluded)
Italy—(concluded)
Telecom Italia SpA	613,742		436,457
Total preferred stocks (cost—$941,002)			941,753

	Number of Rights
Right—0.00%†
Spain—0.00%†
Banco Santander SA* (cost—$6,761)	143,623		6,859

	Number of Warrants
Warrant—0.00%†
Canada—0.00%†
Delphi Energy Corp. expiring 07/15/21*,2 (cost—$3,240)	8,400		2,279

	Number of Shares
Investment companies—11.05%
AQR Style Premia Alternative Fund	2,681,284		29,091,929
ASG Managed Futures Strategy Fund	705,602		7,331,206
Boyd Group Income Fund[2]	6,790		505,789
iShares MSCI Emerging Markets Small-Cap ETF	73,831		3,766,119
Richards Packaging Income Fund[2]	19,690		446,883
Scout Unconstrained Bond Fund	2,440,980		28,925,614
SPDR S&P Emerging Markets SmallCap ETF	78,983		4,019,445
VanEck Vectors Junior Gold Miners ETF[2]	3,484		111,453
Total investment companies (cost—$69,931,368)			74,198,438

	Face Amount
US government obligations—6.56%
US Treasury Inflation Index Bonds (TIPS)
0.625%, due 02/15/43	USD	1,098,959	1,028,288
0.750%, due 02/15/42	USD	1,111,656	1,075,921
0.750%, due 02/15/45[2]	USD	1,663,236	1,590,496
0.875%, due 02/15/47	USD	568,471	561,306

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
US government obligations—(concluded)
1.000%, due 02/15/46	USD	1,080,020	1,098,088
1.375%, due 02/15/44[2]	USD	1,164,700	1,286,800
1.750%, due 01/15/28[2]	USD	698,615	781,059
2.125%, due 02/15/40	USD	10,807,441	13,609,474
2.125%, due 02/15/41	USD	796,694	1,008,855
2.500%, due 01/15/29	USD	782,113	942,319
3.375%, due 04/15/32	USD	395,835	543,989
3.625%, due 04/15/28	USD	980,828	1,281,734
3.875%, due 04/15/29[2]	USD	1,396,422	1,893,932
US Treasury Inflation Index Note (TIPS)
0.625%, due 01/15/26	USD	17,150,788	17,362,570
Total US government obligations (cost—$44,681,123)			44,064,831

Corporate notes—1.87%
Canada—0.36%
Delphi Energy Corp.
10.000%, due 07/15/21[1,2,3]	CAD	610,000	475,196
Element Fleet Management Corp.
5.125%, due 06/30/19[1,2]	CAD	957,318	760,601
Extendicare, Inc.
6.000%, due 09/30/19[2]	CAD	396,000	311,618
Liquor Stores NA Ltd.
4.700%, due 01/31/22[2]	CAD	480,300	379,742
Tricon Capital Group, Inc.
5.750%, due 03/31/22[1,2]	USD	441,000	469,665
Total Canada corporate notes			2,396,822

Netherlands—0.30%
ABN Amro Bank N.V.
0.010%, due 02/02/18	USD	2,000,000	1,992,661

Switzerland—0.29%
Credit Suisse AG
0.010%, due 04/27/18	USD	2,000,000	1,984,780

United Arab Emirates—0.45%
National Bank of Abu Dhabi
1.420%, due 02/12/18	USD	3,000,000	3,000,000

United States—0.47%
Barclays Bank PLC
1.320%, due 11/15/17	USD	2,500,000	2,500,000

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face Amount		Value ($)
Corporate notes—(concluded)
United States—(concluded)
SM Energy Co.
1.500%, due 07/01/21[2]	USD	709,200	680,389
Total United States corporate notes			3,180,389
Total corporate notes (cost—$12,496,024)			12,554,652

Non-US government obligations—1.12%
Indonesia—0.43%
Indonesia Treasury Bond
8.250%, due 07/15/21	IDR	37,500,000,000	2,928,161

Mexico—0.69%
Mexican Bonos
5.750%, due 03/05/26	MXN	46,000,000	2,177,869
7.500%, due 06/03/27	MXN	46,000,000	2,431,071
Total Mexico			4,608,940
Total non-US government obligations (cost—$8,040,977)			7,537,101

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount		Value ($)
Certificates of deposit—0.82%
Canada—0.45%
Bank of Montreal
1.260%, due 11/13/17	USD	3,000,000	3,000,000

Switzerland—0.37%
Credit Suisse AG
1.450%, due 01/05/18	USD	2,500,000	2,500,000
Total certificates of deposit (cost—$5,500,000)			5,500,000

Time deposits—6.94%
Agence Centrale Organismes
1.370%, due 11/03/17	USD	3,000,000	2,999,772
Bank Nederlandse Gemeenten
1.230%, due 11/06/17	USD	2,000,000	1,999,659
BNP Paribas London
1.170%, due 11/01/17	USD	4,087,251	4,087,251
Credit Agricole CIB
1.100%, due 11/01/17	USD	1,803,768	1,803,768
Danske Bank A/S
1.310%, due 11/21/17	USD	3,500,000	3,500,000
DBS Bank Ltd.
1.320%, due 11/13/17	USD	1,000,000	1,000,000
DGZ Dekabank
1.370%, due 11/07/17	USD	3,500,000	3,499,204
DZ Bank AG
1.160%, due 11/01/17	USD	5,062,824	5,062,824
European Investment Bank
1.200%, due 01/08/18	USD	2,000,000	1,995,481
ING Bank N.V.
1.400%, due 02/20/18	USD	3,500,000	3,500,000

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Face
	Amount		Value ($)
Time deposits—(concluded)
KBC Bank N.V.
1.170%, due 11/01/17	USD	3,717,037	3,717,037
Landeskreditbank Baden & Wurtt
1.300%, due 11/27/17	USD	2,000,000	1,998,129
Nationwide Building Society
1.285%, due 11/14/17	USD	4,000,000	3,998,150
Natixis
1.370%, due 11/13/17	USD	3,000,000	3,000,000
OP Corporate Bank PLC
1.550%, due 01/31/18	USD	2,500,000	2,490,243
SNCF Mobilites
1.410%, due 01/29/18	USD	2,000,000	1,993,054
Total time deposits (cost—$46,644,572)			46,644,572

Short-term US government obligations[4]—9.26%
US Treasury Bills
0.995%, due 12/07/17[2]	USD	3,000,000	2,997,056
1.014%, due 11/09/17	USD	5,500,000	5,498,825
1.019%, due 11/16/17[2]	USD	7,900,000	7,896,782
1.090%, due 03/01/18[2]	USD	4,102,000	4,086,105
1.107%, due 02/01/18[2]	USD	2,400,000	2,393,085
1.115%, due 02/15/18	USD	3,158,000	3,147,562
1.140%, due 02/08/18	USD	166,000	165,488
1.168%, due 03/29/18	USD	7,163,000	7,127,699
1.208%, due 04/05/18[2]	USD	17,292,000	17,201,169
1.215%, due 04/26/18	USD	10,825,000	10,759,383
1.216%, due 04/12/18	USD	938,000	932,819
Total short-term US government obligations (cost—$62,210,046)			62,205,973

Repurchase agreement—28.25%
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $192,048,817 US Treasury Notes, 1.500% to 2.125% due 08/31/21 to 01/31/22; (value—$193,504,371); proceeds: $189,709,263 (cost—$189,709,000)	USD	189,709,000	189,709,000

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of	Notional
	Contracts	Amount		Value ($)
Options purchased—0.40%
Call options—0.32%
Euro STOXX 50 Index, strike @ 3,950, expires 12/15/17	1,030	EUR	40,685,000	8,399
Euro STOXX Banks Index, strike @ 155, expires 12/15/17	2,350	EUR	18,212,500	6,843
Kospi 200 Index, strike @ 311, expires 12/14/17 (Counterparty: JPMCB)	12,989,000	KRW	4,040,358,340	274,061
Kospi 200 Index, strike @ 315, expires 12/14/17 (Counterparty: JPMCB)	13,030,000	KRW	4,102,886,400	232,887
S&P 500 Index, strike @ 2,300, expires 12/21/18	25	USD	5,750,000	839,000
S&P 500 Index, strike @ 2,560, expires 12/15/17	7	USD	1,792,000	26,523
S&P 500 Index, strike @ 2,600, expires 12/21/18	61	USD	15,860,000	761,280
				2,148,993
Put options—0.08%
Euro STOXX 50 Index, strike @ 3,000, expires 12/21/18	70	EUR	2,100,000	70,450
Euro STOXX 50 Index, strike @ 3,200, expires 12/20/18	150	EUR	4,800,000	441,886
Swiss Market Index, strike @ 8,944, expires 12/15/17 (Counterparty: JPMCB)	117	CHF	1,046,401	5,605
				517,941
Total options purchased (cost—$2,793,145)				2,666,934

Swaptions purchased[5]—0.76%
Call swaption—0.06%
3 Month USD LIBOR Interest Rate Swap, strike @ 1.000%, expires 05/09/31 (counterparty: CITI; receive fixed rate); underlying swap terminates 05/09/46	14,300,000	USD	14,300,000	373,502

Put swaptions—0.70%
3 Month USD LIBOR Interest Rate Swap, strike @ 3.090%, expires 12/23/19 (counterparty: GS; receive fixed rate); underlying swap terminates 10/23/19	168,600,000	USD	168,600,000	2,997,337
3 Month USD LIBOR Interest Rate Swap, strike @ 3.850%, expires 05/09/31 (counterparty: CITI; receive fixed rate); underlying swap terminates 05/09/46	32,700,000	USD	32,700,000	1,376,987
3 Month USD LIBOR Interest Rate Swap, strike @ 2.954%, expires 08/22/19 (counterparty: GS; receive fixed rate); underlying swap terminates 08/22/19	163,000,000	USD	163,000,000	338,584
				4,712,908
Total swaptions purchased (cost—$6,000,805)				5,086,410

Foreign exchange options purchased—0.61%
Call options—0.50%
USD Call/CAD Put, strike @ 1.33, expires 03/20/18 (Counterparty: JPMCB)	64,000,000	USD	64,000,000	462,912

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of	Notional
	Contracts	Amount		Value ($)
Foreign exchange options purchased—(continued)
Call options—(concluded)
USD Call/JPY Put, strike @ 140.80, expires 01/02/18 (Counterparty: GS)	4,200,000	USD	4,200,000	1,605
USD Call/JPY Put, strike @ 96.00, expires 04/21/22 (Counterparty: SG)	2,535,585	USD	2,535,585	258,135
USD Call/JPY Put, strike @ 96.50, expires 04/22/22 (Counterparty: SG)	2,535,585	USD	2,535,585	250,975
USD Call/JPY Put, strike @ 97.50, expires 06/13/22 (Counterparty: BNP)	2,361,761	USD	2,361,761	218,430
USD Call/JPY Put, strike @ 98.00, expires 06/02/22 (Counterparty: BNP)	3,026,477	USD	3,026,477	272,531
USD Call/JPY Put, strike @ 98.90, expires 05/06/22 (Counterparty: SG)	1,040,000	USD	1,040,000	89,448
USD Call/JPY Put, strike @ 99.00, expires 06/13/22 (Counterparty: BNP)	2,361,762	USD	2,361,762	200,474
USD Call/JPY Put, strike @ 99.70, expires 10/20/22 (Counterparty: BNP)	16,350,000	USD	16,350,000	1,298,141
USD Call/NZD Put, strike @ 1.78, expires 01/02/18 (Counterparty: GS)	3,800,000	USD	3,800,000	12,363
USD Call/NZD Put, strike @ 1.78, expires 01/02/18 (Counterparty: GS)	1,488,830	USD	1,488,830	119,800
USD Call/SAR Put, strike @ 3.82, expires 02/12/19 (Counterparty: BNP)	16,350,000	USD	16,350,000	160,426
				3,345,240
Put options—0.11%
AUD Put/CHF Call, strike @ 0.65, expires 01/02/18 (Counterparty: GS)	13,150,000	AUD	13,150,000	211
GBP Put/NOK Call, strike @ 9.88, expires 01/02/18 (Counterparty: GS)	3,200,000	GBP	3,200,000	595
GBP Put/SEK Call, strike @ 10.32, expires 01/02/18 (Counterparty: GS)	2,800,000	GBP	2,800,000	1,737
USD Put/JPY Call, strike @ 104.50, expires 04/09/18 (Counterparty: JPMCB)	62,959,900	USD	62,959,900	300,382
USD Put/JPY Call, strike @ 104.50, expires 12/20/17 (Counterparty: JPMCB)	62,959,900	USD	62,959,900	25,562
USD Put/TRY Call, strike @ 3.80, expires 06/19/19 (Counterparty: CITI)	1,004,465	USD	1,004,465	13,304
USD Put/TRY Call, strike @ 3.80, expires 06/27/19 (Counterparty: CITI)	500,000	USD	500,000	6,622
USD Put/TRY Call, strike @ 3.80, expires 07/10/19 (Counterparty: CITI)	1,006,696	USD	1,006,696	13,287
USD Put/TRY Call, strike @ 3.80, expires 07/17/19 (Counterparty: CITI)	502,232	USD	502,232	6,621
USD Put/TRY Call, strike @ 3.90, expires 03/21/19 (Counterparty: JPMCB)	5,645,000	USD	5,645,000	105,782
USD Put/TRY Call, strike @ 3.90, expires 04/05/19 (Counterparty: JPMCB)	3,878,000	USD	3,878,000	71,665

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of	Notional
	Contracts	Amount		Value ($)
Foreign exchange options purchased—(concluded)
Put options—(concluded)
USD Put/TRY Call, strike @ 4.00, expires 03/08/19 (Counterparty: BNP)	5,685,000	USD	5,685,000	146,093
USD Put/TRY Call, strike @ 4.00, expires 05/04/20 (Counterparty: SG)	500,000	USD	500,000	10,050
USD Put/TRY Call, strike @ 4.00, expires 06/04/20 (Counterparty: CITI)	1,005,000	USD	1,005,000	19,978
				721,889
Total foreign exchange options purchased (cost—$5,260,996)				4,067,129
Total investments before investments sold short (cost—$697,431,230)—107.54%				722,245,843

	Number of Shares
Investments sold short—(15.38)%
Common stocks—(10.77)%
Australia—(0.03)%
BHP Billiton Ltd., ADR	(4,348)	(178,181)

Bermuda—(0.03)%
Signet Jewelers Ltd.	(3,168)	(207,726)

Canada—(2.98)%
Agrium, Inc.	(2,931)	(319,091)
AGT Food & Ingredients, Inc.	(12,617)	(226,208)
Alimentation Couche-Tard, Inc.	(9,250)	(433,712)
AltaGas Ltd.	(12,900)	(294,077)
Bank of Montreal	(4,360)	(334,004)
BCE, Inc.	(9,470)	(437,275)
Boardwalk Real Estate Investment Trust	(9,100)	(280,808)
CAE, Inc.	(25,040)	(443,698)
Canadian National Railway Co.	(11,641)	(936,712)
Canadian Tire Corp. Ltd., Class A	(3,800)	(466,274)
Canadian Utilities Ltd., Class A	(19,865)	(599,907)
Capstone Mining Corp.	(137,110)	(156,230)
CI Financial Corp.	(27,342)	(607,835)
Cineplex, Inc.	(10,970)	(331,796)
CT Real Estate Investment Trust	(6,801)	(74,542)
DHX Media Ltd.	(101,722)	(335,105)
Element Fleet Management Corp.	(25,100)	(193,391)
Emera, Inc.	(10,862)	(409,188)
Empire Co. Ltd., Class A	(12,722)	(220,202)
Extendicare, Inc.	(6,598)	(47,921)
First Quantum Minerals Ltd.	(83,700)	(936,200)
Fortress Paper Ltd., Class A	(35,930)	(116,415)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Genworth MI Canada, Inc.	(13,643)	(423,958)
Gibson Energy, Inc.	(13,520)	(183,816)
Great-West Lifeco, Inc.	(9,873)	(274,739)
Hydro One Ltd.	(25,017)	(442,321)
IGM Financial, Inc.	(20,296)	(715,339)
Intact Financial Corp.	(3,900)	(318,778)
Inter Pipeline Ltd.	(16,280)	(331,127)
Just Energy Group, Inc.	(92,440)	(514,471)
Leon’s Furniture Ltd.	(17,957)	(272,396)
Linamar Corp.	(4,680)	(283,971)
Medical Facilities Corp.	(39,696)	(432,930)
Metro, Inc.	(12,344)	(388,567)
MTY Food Group, Inc.	(17,580)	(694,016)
Northview Apartment Real Estate Investment Trust	(6,814)	(122,959)
Novagold Resources, Inc.	(109,082)	(444,749)
Points International Ltd.	(7,840)	(89,940)
PrairieSky Royalty Ltd.	(6,300)	(167,694)
Premium Brands Holdings Corp.	(3,838)	(310,586)
Ritchie Bros Auctioneers, Inc.	(17,320)	(485,728)
Rogers Communications, Inc., Class B	(8,400)	(435,855)
Sleep Country Canada Holdings, Inc.	(11,075)	(328,533)
Stantec, Inc.	(7,480)	(213,714)
Stella-Jones, Inc.	(14,916)	(582,719)
Student Transportation, Inc.	(35,534)	(207,954)
Surge Energy, Inc.	(135,690)	(227,184)
The Descartes Systems Group, Inc.	(2,780)	(80,592)
The Jean Coutu Group PJC, Inc., Class A	(6,582)	(124,895)
Thomson Reuters Corp.	(6,315)	(295,265)
TransCanada Corp.	(9,530)	(452,455)
Turquoise Hill Resources Ltd.	(16,200)	(49,475)
Valeant Pharmaceuticals International, Inc.	(12,500)	(146,016)
West Fraser Timber Co. Ltd.	(10,881)	(661,834)
WestJet Airlines Ltd.	(44,553)	(931,051)
International Petroleum Corp.	(9)	(39)
Canada Goose Holdings, Inc.	(7,051)	(151,455)
Total Canada common stocks		(19,987,712)

Finland—(0.02)%
Nokia OYJ, ADR	(34,102)	(166,759)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
France—(0.04)%
Edenred	(10,339)	(298,074)

Ireland—(0.34)%
James Hardie Industries PLC	(3,621)	(55,122)
Accenture PLC, Class A	(8,887)	(1,265,153)
Allergan PLC	(1,290)	(228,627)
Weatherford International PLC	(215,134)	(746,515)
Total Ireland common stocks		(2,295,417)

Italy—(0.29)%
Saipem SpA	(198,467)	(834,111)
UniCredit SpA	(57,731)	(1,104,883)
Total Italy common stocks		(1,938,994)

Japan—(0.60)%
Acom Co. Ltd.	(288,700)	(1,193,342)
Isetan Mitsukoshi Holdings Ltd.	(68,700)	(741,952)
SoftBank Group Corp.	(24,000)	(2,099,538)
Total Japan common stocks		(4,034,832)

Luxembourg—(0.15)%
Tenaris SA	(73,356)	(1,004,022)

Netherlands—(0.14)%
Altice N.V., Class A	(41,884)	(790,131)
Mylan N.V.	(3,681)	(131,448)
Total Netherlands common stocks		(921,579)

Spain—(0.08)%
Industria de Diseno Textil SA	(13,660)	(510,691)

Sweden—(0.19)%
Lundin Petroleum AB	(54,538)	(1,282,726)

Switzerland—(0.11)%
Vifor Pharma AG	(5,707)	(733,933)

United Kingdom—(0.08)%
Ashtead Group PLC	(16,727)	(430,990)
Rio Tinto PLC, ADR	(3,160)	(151,459)
		(582,449)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(5.69)%
Abaxis, Inc.	(1,194)	(57,790)
Albemarle Corp.	(2,646)	(372,795)
Altra Industrial Motion Corp.	(3,652)	(174,931)
AMERCO	(1,079)	(423,659)
American Airlines Group, Inc.	(3,850)	(180,257)
American Electric Power Co., Inc.	(2,398)	(178,435)
Anadarko Petroleum Corp.	(1,575)	(77,758)
Armstrong World Industries, Inc.	(4,718)	(241,090)
Aspen Technology, Inc.	(1,658)	(106,974)
Axcelis Technologies, Inc.	(5,375)	(176,837)
Axon Enterprise, Inc.	(3,069)	(70,495)
Ball Corp.	(31,307)	(1,344,010)
Brinker International, Inc.	(7,184)	(220,692)
Builders FirstSource, Inc.	(7,845)	(141,367)
Callaway Golf Co.	(8,539)	(123,218)
CarMax, Inc.	(6,005)	(450,975)
CF Industries Holdings, Inc.	(23,887)	(907,228)
CH Robinson Worldwide, Inc.	(3,386)	(265,903)
Cheniere Energy, Inc.	(42,086)	(1,967,100)
Chico’s FAS, Inc.	(13,984)	(111,732)
Consolidated Edison, Inc.	(2,070)	(178,123)
Continental Resources, Inc.	(15,579)	(634,221)
Cotiviti Holdings, Inc.	(2,008)	(70,601)
CPI Card Group, Inc.	(22,800)	(24,624)
Cracker Barrel Old Country Store, Inc.	(1,142)	(178,300)
CVS Health Corp.	(2,577)	(176,602)
DexCom, Inc.	(7,237)	(325,448)
Diodes, Inc.	(5,367)	(184,303)
Domtar Corp.	(10,990)	(520,047)
Echo Global Logistics, Inc.	(2,291)	(55,099)
Ennis, Inc.	(12,520)	(252,278)
Equinix, Inc.	(3,663)	(1,697,800)
F5 Networks, Inc.	(991)	(120,179)
Franklin Resources, Inc.	(7,218)	(304,094)
Globalstar, Inc.	(64,380)	(103,652)
Hawaiian Holdings, Inc.	(4,796)	(160,666)
Illinois Tool Works, Inc.	(1,130)	(176,868)
Impinj, Inc.	(2,238)	(76,405)
Inphi Corp.	(2,346)	(96,139)
Insteel Industries, Inc.	(12,129)	(309,896)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
J&J Snack Foods Corp.	(1,380)	(183,775)
KB Home	(21,620)	(593,037)
Kraton Corp.	(3,693)	(181,068)
L Brands, Inc.	(5,027)	(216,362)
La-Z-Boy, Inc.	(4,005)	(107,935)
Lam Research Corp.	(883)	(184,167)
Legg Mason, Inc.	(11,282)	(430,747)
Live Nation Entertainment, Inc.	(5,308)	(232,384)
LKQ Corp.	(19,904)	(750,182)
M&T Bank Corp.	(4,640)	(773,813)
Martin Marietta Materials, Inc.	(349)	(75,681)
Mattel, Inc.	(5,864)	(82,800)
MoneyGram International, Inc.	(5,198)	(80,829)
MSG Networks, Inc., Class A	(2,967)	(51,477)
MuleSoft, Inc., Class A	(3,867)	(90,449)
Nasdaq, Inc.	(5,575)	(405,024)
National Oilwell Varco, Inc.	(40,090)	(1,370,677)
Neogen Corp.	(3,118)	(250,064)
Netflix, Inc.	(261)	(51,268)
NETGEAR, Inc.	(6,725)	(313,721)
NetScout Systems, Inc.	(10,069)	(285,960)
NIKE, Inc., Class B	(7,514)	(413,195)
Nordstrom, Inc.	(6,460)	(256,139)
Occidental Petroleum Corp.	(1,451)	(93,691)
Owens-Illinois, Inc.	(7,513)	(179,486)
Palo Alto Networks, Inc.	(10,597)	(1,559,878)
Papa John’s International, Inc.	(1,892)	(128,751)
Parsley Energy, Inc., Class A	(4,962)	(131,989)
Performance Food Group Co.	(2,498)	(70,693)
Prestige Brands Holdings, Inc.	(2,786)	(130,663)
Proofpoint, Inc.	(4,712)	(435,436)
Ralph Lauren Corp.	(2,410)	(215,526)
Republic Services, Inc.	(2,900)	(188,703)
SBA Communications Corp.	(9,758)	(1,533,762)
Sotheby’s	(1,732)	(89,752)
Stamps.com, Inc.	(811)	(181,988)
TD Ameritrade Holding Corp.	(12,398)	(619,776)
Tesla, Inc.	(3,986)	(1,321,479)
The Boston Beer Co., Inc., Class A	(780)	(138,879)
The Charles Schwab Corp.	(15,750)	(706,230)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
The Cheesecake Factory, Inc.	(3,863)	(172,831)
The Home Depot, Inc.	(945)	(156,662)
The Medicines Co.	(1,836)	(52,767)
The Michaels Cos., Inc.	(14,418)	(279,998)
The Mosaic Co.	(5,460)	(121,976)
The Procter & Gamble Co.	(2,063)	(178,119)
Tiffany & Co.	(6,305)	(590,274)
Union Pacific Corp.	(4,930)	(570,845)
Universal Electronics, Inc.	(1,766)	(105,960)
Urban Outfitters, Inc.	(9,564)	(234,509)
VEREIT, Inc.	(125,925)	(993,548)
Vulcan Materials Co.	(15,531)	(1,890,899)
Wabtec Corp.	(4,363)	(333,769)
Wal-Mart Stores, Inc.	(11,366)	(992,365)
Waste Management, Inc.	(6,520)	(535,748)
WD-40 Co.	(2,005)	(222,254)
Werner Enterprises, Inc.	(2,742)	(97,752)
Weyerhaeuser Co.	(9,960)	(357,664)
Whirlpool Corp.	(3,130)	(513,101)
Zayo Group Holdings, Inc.	(40,233)	(1,450,802)
Total United States common stocks		(38,197,870)
Total common stocks (proceeds—$69,548,319)		(72,340,965)

Investment companies—(4.61)%
Consumer Discretionary Select Sector SPDR Fund	(13,724)	(1,262,471)
Consumer Staples Select Sector SPDR Fund	(24,727)	(1,312,756)
CurrencyShares Japanese Yen Trust	(17,301)	(1,461,589)
Health Care Select Sector SPDR Fund	(9,854)	(799,258)
Industrial Select Sector SPDR Fund	(28,642)	(2,048,762)
iShares Core S&P/TSX Capped Composite Index ETF	(132,604)	(2,609,732)
iShares iBoxx $ Investment Grade Corporate Bond ETF	(7,641)	(925,631)
iShares Russell 2000 ETF	(17,002)	(2,537,719)
iShares S&P/TSX 60 Index ETF	(146,816)	(2,716,455)
iShares S&P/TSX Capped Energy Index ETF	(17,184)	(163,568)
Powershares QQQ Trust, Series 1	(5,929)	(902,097)
SPDR Bloomberg Barclays High Yield Bond ETF	(37,956)	(1,413,481)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(concluded)
Investment companies—(concluded)
SPDR S&P Oil & Gas Exploration & Production ETF	(25,512)	(874,551)
SPDR S&P500 ETF Trust	(30,981)	(7,966,764)
Technology Select Sector SPDR Fund	(63,116)	(3,973,152)
Total investment companies (proceeds—$27,566,297)		(30,967,986)
Total investments sold short (proceeds—$97,114,616)		(103,308,951)
Other assets in excess of liabilities—7.84%		52,672,663
Net assets—100.00%		$671,609,555

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
EUR	42,230,000	1,300	Euro STOXX 50 Index, strike @ 4,100	JPMCB	12/15/17	111,020	(1,200)	109,820
EUR	18,800,000	2,350	Euro STOXX Banks Index, strike @ 160	JPMCB	12/15/17	182,081	(6,843)	175,238
GBP	735,980	98	FTSE 100 Index Futures, strike @ 7,510	BNP	11/30/17	6,927	(6,927)	—
JPY	109,460,400	4,980	Nikkei 225 Index, strike @ 21,980	BNP	11/30/17	13,424	(13,424)	—
USD	2,575,000	1,000	S&P 500 Index, strike @ 2,575	DB	11/30/17	21,800	(21,800)	—
CHF	134,154	15	Swiss Market Index, strike @ 8,944	JPMCB	12/15/17	3,482	(5,081)	(1,599)
CHF	912,247	102	Swiss Market Index, strike @ 8,944	JPMCB	12/15/17	27,392	(34,548)	(7,156)
						366,126	(89,823)	276,303

			Put options
GBP	735,980	98	FTSE 100 Index Futures, strike @ 7,510	BNP	11/30/17	10,774	(10,774)	—
KRW	4,040,358,340	12,989,000	Kospi 200 Index, strike @ 311	JPMCB	12/14/17	91,799	(5,650)	86,149
KRW	2,051,443,200	6,515,000	Kospi 200 Index, strike @ 315	JPMCB	12/14/17	39,800	(3,988)	35,812
KRW	1,025,721,600	3,257,500	Kospi 200 Index, strike @ 315	JPMCB	12/14/17	19,879	(1,994)	17,885
KRW	1,025,721,600	3,257,500	Kospi 200 Index, strike @ 315	JPMCB	12/14/17	20,021	(1,994)	18,027
JPY	109,460,400	4,980	Nikkei 225 Index, strike @ 21,980	JPMCB	11/30/17	13,424	(13,424)	—
USD	1,792,000	7	S&P 500 Index, strike @ 2,560	MSCI	12/15/17	22,387	(17,570)	4,817
USD	2,575,000	1,000	S&P 500 Index, strike @ 2,575	DB	11/30/17	22,300	(22,300)	—
						240,384	(77,694)	162,690
						606,510	(167,517)	438,993

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
GBP	128,000	128,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.898%, terminating 08/22/19	GS	Receive	08/22/19	262,616	(395,904)	(133,288)
USD	84,300	84,300,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.566%, terminating 10/25/19	GS	Receive	10/25/19	3,026,145	(2,974,483)	51,662
							3,288,761	(3,370,387)	(81,626)

Foreign exchange options written

Notional amount (000)		Number of contracts	Put options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
USD	62,960	62,959,900	USD Put/JPY Call, strike @ JPY 104.50	JPMCB	12/22/17	122,961	(25,562)	97,399

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
8	AUD	ASX SPI 200 Index Futures	December 2017	874,054	901,276	27,222
5	BRL	Ibovespa Index Futures*	December 2017	119,312	114,425	(4,887)
13	CAD	S&P TSX 60 Index Futures	December 2017	1,823,627	1,905,713	82,086
9	CHF	Swiss Market Index Futures*	December 2017	812,870	833,830	20,960
2	EUR	Amsterdam Index Futures	November 2017	254,147	257,036	2,889
15	EUR	CAC 40 Index Futures	November 2017	937,712	961,263	23,551
2	EUR	DAX Index Futures	December 2017	736,477	770,082	33,605
446	EUR	EURO STOXX 50 Index Futures	December 2017	18,013,080	19,108,051	1,094,971
2	EUR	IBEX 35 Index Futures	November 2017	236,781	245,676	8,895
10	GBP	FTSE 100 Index Futures	December 2017	979,418	991,796	12,378
1	HKD	Hang Seng Index Futures*	November 2017	181,146	180,736	(410)
7	HKD	Hang Seng Index Futures**	November 2017	1,267,195	1,265,158	(2,037)
7	HKD	Hang Seng Index Futures*	November 2017	514,867	516,471	1,604
20	HKD	Hang Seng Index Futures**	November 2017	1,475,436	1,475,633	197
27	JPY	NIKKEI 225 Index Futures	December 2017	4,780,462	5,212,172	431,710
34	JPY	TOPIX Index Futures	December 2017	4,748,357	5,271,712	523,355
12	KRW	Kospi 200 Index Futures*	December 2017	834,733	895,434	60,701
18	KRW	Kospi 200 Index Futures**	December 2017	1,250,679	1,343,152	92,473

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Futures contracts—(continued)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
33	SEK	OMX 30 Index Futures	November 2017	644,251	658,195	13,944
3	SEK	OMX 30 Index Futures*	November 2017	58,564	59,836	1,272
13	USD	Dow Jones E-Mini Index Futures	December 2017	1,434,350	1,516,125	81,775
52	USD	Mini MSCI Emerging Markets (EM) Index Futures	December 2017	2,860,796	2,922,920	62,124
219	USD	MSCI Emerging Markets Index Futures	December 2017	10,778,191	11,018,963	240,772
7	USD	MSCI Taiwan Index Futures*	November 2017	282,781	284,900	2,119
14	USD	MSCI Taiwan Index Futures**	November 2017	565,014	569,800	4,786
15	USD	NASDAQ 100 E-Mini Index Futures	December 2017	1,797,544	1,874,925	77,381
10	USD	Russell 2000 Mini Index Futures	December 2017	718,755	751,350	32,595
90	USD	S&P 500 E-Mini Index Futures	December 2017	11,112,921	11,577,150	464,229
17	USD	S&P Midcap 400 E-Mini Index Futures	December 2017	2,935,520	3,117,630	182,110
8	ZAR	FTSE/JSE Africa Top 40 Tradeable Index Futures	December 2017	284,863	300,937	16,074
Interest rate futures buy contracts:
84	AUD	Australian Bond 3 Year Futures	December 2017	7,165,360	7,174,114	8,754
1	CHF	3 month Euroswiss Interest Rate Futures	March 2018	252,394	252,393	(1)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Futures contracts—(continued)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
2	CHF	3 month Euroswiss Interest Rate Futures	June 2018	504,604	504,636	32
1	CHF	3 month Euroswiss Interest Rate Futures	September 2018	252,194	252,218	24
4	EUR	3 Month EURIBOR Futures	June 2018	1,168,385	1,168,519	134
9	EUR	3 Month EURIBOR Futures	September 2018	2,628,217	2,628,774	557
12	EUR	3 Month EURIBOR Futures	December 2018	3,502,753	3,503,984	1,231
11	EUR	3 Month EURIBOR Futures	March 2019	3,209,264	3,210,223	959
8	EUR	3 Month EURIBOR Futures	June 2019	2,332,687	2,333,310	623
3	EUR	3 Month EURIBOR Futures	September 2019	874,159	874,423	264
74	EUR	German Euro BOBL Futures	December 2017	11,329,934	11,359,287	29,353
13	EUR	German Euro BOBL Futures*	December 2017	1,994,588	1,995,550	962
20	EUR	German Euro Bund Futures	December 2017	3,780,291	3,791,585	11,294
3	EUR	German Euro Bund Futures*	December 2017	568,172	568,738	566
215	EUR	German Euro Schatz Futures*	December 2017	28,104,637	28,115,943	11,306
3	EUR	Italian Government Bond Futures	December 2017	486,934	487,804	870
8	EUR	Italian Government Bond Futures*	December 2017	1,283,176	1,300,811	17,635
2	EUR	Mid-Term Euro-OAT Futures	December 2017	364,454	366,834	2,380
9	EUR	Mid-Term Euro-OAT Futures*	December 2017	1,643,108	1,650,755	7,647
170	GBP	United Kingdom Long Gilt Bond Futures	December 2017	28,653,324	28,071,911	(581,413)
				173,412,538	176,514,159	3,101,621

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Futures contracts—(continued)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
US Treasury futures sell contracts:
6	USD	Ultra Long US Treasury Bond Futures	December 2017	(998,484)	(988,688)	9,796
2	USD	Ultra Long US Treasury Bond Futures*	December 2017	(325,183)	(329,562)	(4,379)
109	USD	US Long Bond Futures	December 2017	(16,904,949)	(16,619,094)	285,855
5	USD	US Long Bond Futures*	December 2017	(755,464)	(762,344)	(6,880)
26	USD	US Treasury Note 10 Year Futures	December 2017	(3,274,791)	(3,248,374)	26,417
13	USD	US Treasury Note 10 Year Futures*	December 2017	(1,619,872)	(1,624,188)	(4,316)
2	USD	US Treasury Note 2 Year Futures	December 2017	(430,734)	(430,719)	15
119	USD	US Treasury Note 2 Year Futures*	December 2017	(25,636,362)	(25,627,766)	8,596
49	USD	US Treasury Note 5 Year Futures	December 2017	(5,765,854)	(5,742,187)	23,667
24	USD	US Treasury Note 5 Year Futures*	December 2017	(2,809,246)	(2,812,500)	(3,254)
128	USD	US Ultra Treasury Note 10 Year Futures	December 2017	(17,380,121)	(17,142,000)	238,121
Index futures sell contracts:
9	AUD	ASX SPI 200 Index Futures	December 2017	(984,312)	(1,013,935)	(29,623)
128	EUR	Euro Stoxx 600 Index Futures	December 2017	(4,167,172)	(4,612,431)	(445,259)
18	GBP	FTSE 100 Index Futures	December 2017	(1,728,853)	(1,785,233)	(56,380)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Futures contracts—(continued)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
2	HKD	Hang Seng Index Futures	November 2017	(361,717)	(361,474)	243
19	JPY	TOPIX Index Futures	December 2017	(2,646,866)	(2,945,957)	(299,091)
5	SGD	MSCI Singapore Index Future	November 2017	(137,507)	(139,003)	(1,496)
2	USD	MSCI EAFE Mini Index Futures	December 2017	(200,572)	(200,740)	(168)
137	USD	MSCI World Index Futures	December 2017	(7,582,171)	(7,863,800)	(281,629)
100	USD	Russell 2000 Mini Index Futures	December 2017	(7,052,102)	(7,513,500)	(461,398)
178	USD	S&P 500 E-Mini Index Futures	December 2017	(22,026,326)	(22,897,030)	(870,704)
7	USD	SGX FTSE China A50 Index Futures	November 2017	(87,803)	(89,775)	(1,972)
Interest rate futures sell contracts:
32	AUD	Australian Bond 10 Year Futures	December 2017	(3,163,330)	(3,155,765)	7,565
110	AUD	Australian Bond 3 Year Futures	December 2017	(9,380,115)	(9,394,673)	(14,558)
12	CAD	Canada Government Bond 10 Year Futures	December 2017	(1,281,902)	(1,278,320)	3,582
1	CAD	Canadian Bankers Acceptance Futures	December 2017	(190,894)	(190,944)	(50)
15	CAD	Canadian Bankers Acceptance Futures	March 2018	(2,861,217)	(2,859,807)	1,410
4	CAD	Canadian Bankers Acceptance Futures	June 2018	(760,537)	(761,646)	(1,109)
1	CHF	3 month Euroswiss Interest Rate Futures	December 2017	(252,485)	(252,418)	67

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
4	EUR	3 Month EURIBOR Futures	March 2018	(1,167,816)	(1,168,635)	(819)
168	EUR	German Euro BOBL Futures	December 2017	(25,751,335)	(25,788,650)	(37,315)
69	EUR	German Euro Bund Futures	December 2017	(13,030,415)	(13,080,969)	(50,554)
1	EUR	German Euro Buxl 30 Year Futures	December 2017	(191,604)	(193,505)	(1,901)
37	GBP	90-Day Sterling Pound Futures	March 2018	(6,104,496)	(6,102,152)	2,344
39	GBP	90-Day Sterling Pound Futures	June 2018	(6,429,750)	(6,425,523)	4,227
38	GBP	90-Day Sterling Pound Futures	September 2018	(6,262,655)	(6,256,350)	6,305
33	GBP	90-Day Sterling Pound Futures	December 2018	(5,434,585)	(5,429,859)	4,726
34	GBP	90-Day Sterling Pound Futures	March 2019	(5,596,592)	(5,591,578)	5,014
34	GBP	90-Day Sterling Pound Futures	June 2019	(5,594,180)	(5,588,756)	5,424
33	GBP	90-Day Sterling Pound Futures	September 2019	(5,422,224)	(5,421,641)	583
9	GBP	United Kingdom Long Gilt Bond Futures	December 2017	(1,487,299)	(1,486,160)	1,139
3	JPY	Japan Government Bond 10 Year Futures*	December 2017	(3,965,940)	(3,970,010)	(4,070)
65	USD	90-Day Eurodollar Futures	March 2018	(15,989,675)	(15,981,875)	7,800
59	USD	90-Day Eurodollar Futures	June 2018	(14,499,414)	(14,489,663)	9,751
55	USD	90-Day Eurodollar Futures	September 2018	(13,504,794)	(13,496,312)	8,482
50	USD	90-Day Eurodollar Futures	December 2018	(12,267,799)	(12,259,375)	8,424
46	USD	90-Day Eurodollar Futures	March 2019	(11,281,215)	(11,272,300)	8,915
42	USD	90-Day Eurodollar Futures	June 2019	(10,295,369)	(10,286,326)	9,043
39	USD	90-Day Eurodollar Futures	September 2019	(9,556,541)	(9,547,201)	9,340
				(314,600,639)	(316,480,713)	(1,880,074)
						1,221,547

* Exposure to Futures Contracts is achieved through the use of a swap contract with Bank of America N.A.

**Exposure to Futures Contracts is achieved through the use of a swap contract with Goldman Sachs.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
ANZ	CHF	5,116,725	USD	5,171,622	12/15/17	27,873
ANZ	EUR	4,352,277	USD	5,109,486	12/15/17	27,530
ANZ	NZD	3,961,172	USD	2,720,497	12/15/17	11,945
ANZ	USD	13,775,913	AUD	17,696,888	12/15/17	(237,302)
ANZ	USD	6,301,922	CAD	8,045,090	12/15/17	(63,233)
ANZ	USD	5,124,084	EUR	4,341,543	12/15/17	(54,662)
ANZ	USD	5,171,622	GBP	3,913,196	12/15/17	32,440
ANZ	USD	1,707,893	NZD	2,494,641	12/15/17	(2,119)
BB	AUD	4,686,870	USD	3,627,314	12/20/17	41,882
BB	AUD	1,619,120	USD	1,237,483	12/20/17	(1,136)
BB	CAD	41,658,010	USD	33,904,368	12/20/17	1,597,947
BB	GBP	5,142,701	USD	6,804,850	12/20/17	(35,619)
BB	GBP	12,323,299	USD	16,731,282	12/20/17	339,672
BB	JPY	349,721,163	USD	3,075,238	12/20/17	(7,601)
BB	JPY	1,978,329,000	USD	18,169,596	12/20/17	730,362
BB	KRW	435,500,000	USD	386,236	01/22/18	(2,688)
BB	MYR	420,000	USD	99,321	01/30/18	387
BB	NOK	270,477,786	USD	34,787,337	12/20/17	1,632,161
BB	NZD	2,856,059	USD	1,950,209	12/20/17	(2,532)
BB	NZD	11,915,748	USD	8,471,476	12/20/17	324,455
BB	SEK	41,770,684	USD	5,197,370	12/20/17	193,008
BB	SGD	4,319,878	USD	3,152,869	12/20/17	(17,587)
BB	SGD	16,400,785	USD	12,160,286	12/20/17	123,382
BB	USD	11,790,299	AUD	14,799,218	12/20/17	(468,971)
BB	USD	12,526,402	CAD	15,648,018	12/20/17	(391,126)
BB	USD	11,628,795	EUR	9,778,919	12/20/17	(206,500)
BB	USD	59,853	GBP	46,000	11/20/17	1,272
BB	USD	38,937,517	GBP	29,526,554	12/20/17	336,687
BB	USD	586,869	GBP	433,532	12/20/17	(10,215)
BB	USD	25,094,598	JPY	2,761,570,994	12/20/17	(750,983)
BB	USD	5,200,924	NOK	41,783,764	12/20/17	(79,068)
BB	USD	4,618,572	NOK	37,853,237	12/20/17	21,479
BB	USD	22,901,990	NZD	32,255,802	12/20/17	(848,091)
BB	USD	33,237,210	SEK	265,217,529	12/20/17	(1,462,658)
BB	USD	3,137,758	SEK	26,254,776	12/20/17	7,712
BB	USD	242,101	SGD	329,572	12/20/17	(220)
BB	ZAR	3,940,000	USD	301,638	11/29/17	24,275
BNP	BRL	987,000	USD	313,712	11/08/17	12,260
BNP	BRL	6,200,000	USD	1,964,537	11/20/17	73,841

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BNP	EUR	1,561,000	USD	1,845,652	11/20/17	25,630
BNP	EUR	59,079	USD	70,699	11/22/17	1,809
BNP	EUR	1,300,000	USD	1,529,769	11/29/17	13,349
BNP	GBP	3,382,681	USD	4,402,067	11/20/17	(92,860)
BNP	GBP	1,033,200	USD	1,339,121	12/08/17	(34,534)
BNP	INR	128,000,000	USD	1,983,574	11/28/17	13,950
BNP	INR	112,000,000	USD	1,733,210	12/12/17	12,771
BNP	INR	13,500,000	USD	205,426	01/30/18	(734)
BNP	JPY	309,000,000	USD	2,849,354	11/20/17	129,800
BNP	KRW	100,000,000	USD	87,750	11/20/17	(1,515)
BNP	KRW	1,915,000,000	USD	1,679,088	11/28/17	(30,388)
BNP	KRW	3,415,000,000	USD	3,038,391	12/06/17	(10,218)
BNP	KRW	3,463,598,704	USD	3,072,800	12/19/17	(19,504)
BNP	KRW	435,500,000	USD	384,796	01/22/18	(4,128)
BNP	KRW	932,250,000	USD	824,373	01/26/18	(8,203)
BNP	SGD	450,000	USD	330,640	01/30/18	195
BNP	USD	4,091,628	BRL	13,200,000	11/20/17	(66,276)
BNP	USD	40,421	CZK	883,000	11/16/17	(311)
BNP	USD	1,452,859	INR	94,000,000	11/09/17	(2,941)
BNP	USD	227,920	INR	14,720,000	11/17/17	(1,098)
BNP	USD	3,563,100	INR	230,892,443	11/22/17	(7,509)
BNP	USD	1,996,300	INR	129,500,000	11/28/17	(3,596)
BNP	USD	3,016,205	INR	194,500,000	12/08/17	(27,024)
BNP	USD	6,374,871	INR	413,200,000	12/12/17	(27,683)
BNP	USD	3,573,800	INR	230,695,938	12/19/17	(33,087)
BNP	USD	3,563,100	INR	233,750,049	01/22/18	9,908
BNP	USD	3,004,877	JPY	329,000,000	11/17/17	(109,657)
BNP	USD	9,446,700	JPY	1,049,953,329	11/22/17	(205,151)
BNP	USD	524,951	KRW	600,000,000	11/20/17	10,638
BNP	USD	3,063,600	KRW	3,464,533,332	11/22/17	29,035
BNP	USD	1,637,168	KRW	1,850,000,000	11/28/17	14,284
BNP	USD	3,072,800	KRW	3,474,968,064	12/19/17	29,654
BNP	USD	160,972	PEN	526,500	11/17/17	891
BNP	USD	345,054	RUB	21,200,000	11/17/17	16,578

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BNP	USD	180,272	THB	6,000,000	11/17/17	344
BNP	USD	178,850	THB	5,940,000	11/17/17	(41)
BOA	AUD	1,950,000	USD	1,521,887	01/30/18	30,630
BOA	CAD	480,000	USD	380,240	01/30/18	7,822
BOA	CHF	220,000	USD	224,774	01/30/18	2,858
BOA	EUR	1,284,104	SEK	12,334,000	11/14/17	(22,479)
BOA	EUR	8,315,000	USD	9,819,791	01/30/18	82,892
BOA	GBP	1,230,000	USD	1,603,050	11/21/17	(31,425)
BOA	GBP	1,230,000	USD	1,587,101	11/24/17	(47,507)
BOA	IDR	5,670,000,000	USD	421,499	11/29/17	4,329
BOA	IDR	1,300,000,000	USD	95,029	01/30/18	(44)
BOA	INR	9,470,000	USD	146,708	11/29/17	1,005
BOA	KRW	2,825,000,000	USD	2,525,794	11/03/17	4,248
BOA	KRW	946,375,000	USD	837,056	01/26/18	(8,135)
BOA	SEK	2,400,000	USD	294,664	01/30/18	6,348
BOA	THB	8,180,000	USD	246,922	11/29/17	673
BOA	TRY	585,000	USD	166,550	11/29/17	13,605
BOA	TWD	15,000,000	USD	502,849	12/11/17	4,605
BOA	USD	457,110	BRL	1,459,000	11/17/17	(12,027)
BOA	USD	1,289,464	IDR	17,440,000,000	11/29/17	(6,318)
BOA	USD	465,062	INR	30,150,000	11/29/17	(1,182)
BOA	USD	2,985,833	JPY	329,000,000	11/10/17	(91,445)
BOA	USD	115,735	JPY	13,000,000	01/24/18	(910)
BOA	USD	767,728	THB	25,550,000	11/29/17	1,421
BOA	USD	208,613	TWD	6,225,000	12/11/17	(1,841)
BOA	USD	232,032	ZAR	3,130,000	11/17/17	(11,236)
BOA	USD	817,200	ZAR	10,950,000	11/29/17	(46,356)
BOA	ZAR	2,100,000	USD	150,326	01/30/18	4,008
CITI	AUD	352,000	USD	268,986	12/20/17	(292)
CITI	AUD	19,868,000	USD	15,603,919	12/20/17	404,999
CITI	BRL	3,389,000	USD	1,058,801	12/20/17	28,912
CITI	BRL	468,000	USD	141,819	12/20/17	(402)
CITI	CAD	1,940,000	USD	1,526,179	11/20/17	22,181
CITI	CAD	22,220,000	USD	17,718,952	12/20/17	487,004
CITI	CAD	805,000	USD	623,565	12/20/17	(725)
CITI	CLP	328,480,992	USD	529,235	12/20/17	13,415
CITI	CLP	61,215,000	USD	95,782	12/20/17	(346)
CITI	COP	1,454,951,984	USD	488,072	12/20/17	11,929

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
CITI	CZK	1,380,000	USD	63,386	11/29/17	663
CITI	DKK	1,360,000	USD	215,878	01/30/18	1,791
CITI	EUR	2,472,730	SEK	23,700,000	11/03/17	(49,376)
CITI	EUR	699,105	SEK	6,700,000	01/24/18	(13,778)
CITI	EUR	2,442,298	SEK	23,700,000	02/05/18	(12,794)
CITI	EUR	304,000	USD	360,102	11/20/17	5,659
CITI	EUR	15,174,000	USD	18,073,145	12/20/17	349,109
CITI	EUR	96,000	USD	111,995	12/20/17	(138)
CITI	GBP	14,645,000	USD	18,998,207	12/20/17	(481,572)
CITI	GBP	2,276,000	USD	3,032,760	12/20/17	5,381
CITI	HKD	472,000	USD	60,542	12/20/17	(5)
CITI	HKD	63,000	USD	8,083	12/20/17	1
CITI	HUF	23,424,000	USD	87,658	12/20/17	(160)
CITI	HUF	598,854,000	USD	2,307,604	12/20/17	62,467
CITI	IDR	8,741,707,128	USD	643,617	12/20/17	1,758
CITI	IDR	3,450,923,056	USD	252,479	12/20/17	(904)
CITI	ILS	713,000	USD	199,359	12/20/17	(3,449)
CITI	ILS	1,035,000	USD	296,333	12/20/17	1,938
CITI	INR	84,095,000	USD	1,279,667	12/20/17	(10,864)
CITI	INR	56,499,000	USD	873,075	12/20/17	6,035
CITI	JPY	3,387,157,032	USD	30,915,684	12/20/17	1,057,444
CITI	JPY	57,149,000	USD	503,053	12/20/17	(723)
CITI	JPY	84,000,000	USD	741,423	01/30/18	(757)
CITI	KRW	1,455,717,992	USD	1,282,377	12/20/17	(17,298)
CITI	MXN	78,512,000	USD	4,186,297	12/20/17	124,417
CITI	MXN	93,000	USD	4,809	12/20/17	(2)
CITI	MYR	529,000	USD	124,208	11/29/17	(603)
CITI	NOK	67,780,000	USD	8,574,431	12/20/17	265,957
CITI	NOK	9,453,000	USD	1,157,453	12/20/17	(1,296)
CITI	NZD	27,309,000	USD	19,558,609	12/20/17	886,933
CITI	NZD	926,000	USD	632,656	12/20/17	(468)
CITI	PHP	30,209,572	USD	581,817	12/20/17	(1,635)
CITI	PHP	54,633,428	USD	1,057,703	12/20/17	2,544
CITI	PLN	477,000	USD	131,379	12/20/17	305
CITI	PLN	7,277,000	USD	1,987,257	12/20/17	(12,380)
CITI	SEK	23,700,000	EUR	2,441,359	11/03/17	12,832
CITI	SEK	81,459,000	USD	10,052,655	12/20/17	293,409
CITI	SEK	2,781,000	USD	333,045	12/20/17	(135)
CITI	SGD	1,645,000	USD	1,215,721	12/20/17	8,419
CITI	SGD	184,000	USD	134,731	12/20/17	(312)
CITI	TRY	25,828,000	USD	7,098,107	12/20/17	386,439

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
CITI	TRY	383,000	USD	98,494	12/20/17	(1,033)
CITI	TWD	16,064,000	USD	535,020	12/20/17	1,153
CITI	TWD	8,104,000	USD	267,729	12/20/17	(1,596)
CITI	USD	183,467	ARS	3,405,000	11/17/17	7,644
CITI	USD	97,910	ARS	1,780,000	11/29/17	1,286
CITI	USD	80,469	ARS	1,475,000	01/17/18	(681)
CITI	USD	21,713,927	AUD	27,306,000	12/20/17	(824,974)
CITI	USD	1,870,338	BRL	5,956,000	12/20/17	(60,360)
CITI	USD	19,933,820	CAD	24,708,000	12/20/17	(772,389)
CITI	USD	22,105	CHF	21,000	12/20/17	(984)
CITI	USD	1,156,135	CLP	728,885,000	12/20/17	(11,548)
CITI	USD	1,231	CLP	787,000	12/20/17	4
CITI	USD	359,957	COP	1,087,000,000	11/17/17	(3,136)
CITI	USD	833,309	COP	2,473,950,984	12/20/17	(23,695)
CITI	USD	42,301	CZK	935,000	11/16/17	171
CITI	USD	199,362	CZK	4,405,000	11/29/17	852
CITI	USD	28,445,058	EUR	23,827,000	12/20/17	(613,865)
CITI	USD	696,213	EUR	597,000	12/20/17	1,114
CITI	USD	918,578	GBP	704,000	11/17/17	16,825
CITI	USD	1,192,201	GBP	911,681	11/20/17	19,246
CITI	USD	228,396	GBP	175,000	11/24/17	4,171
CITI	USD	6,979,596	GBP	5,291,000	12/20/17	58,130
CITI	USD	18,252,994	GBP	13,522,000	12/20/17	(266,955)
CITI	USD	1,127	HKD	8,787	12/20/17	—
CITI	USD	3,872	HKD	30,213	12/20/17	5
CITI	USD	236,182	HUF	60,800,000	11/17/17	(8,605)
CITI	USD	568,679	HUF	147,300,000	11/29/17	(17,062)
CITI	USD	2,389,360	HUF	613,358,000	12/20/17	(89,847)
CITI	USD	656,455	IDR	8,850,000,000	11/17/17	(4,696)
CITI	USD	1,028,200	IDR	13,867,609,000	12/20/17	(9,971)
CITI	USD	13,282	IDR	181,044,992	12/20/17	11
CITI	USD	361,462	ILS	1,266,000	12/20/17	(1,360)
CITI	USD	725,462	ILS	2,576,000	12/20/17	7,256
CITI	USD	187,381	INR	12,248,000	12/20/17	577
CITI	USD	2,551,922	INR	165,105,028	12/20/17	(18,204)
CITI	USD	17,678,986	JPY	1,969,963,040	12/20/17	(313,499)
CITI	USD	12,976	JPY	1,478,000	12/20/17	53
CITI	USD	3,103,637	KRW	3,504,975,558	12/20/17	25,633
CITI	USD	61,947	KRW	69,343,514	12/20/17	(37)
CITI	USD	478,381	MXN	8,655,000	11/17/17	(28,056)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
CITI	USD	710,995	MXN	12,800,000	11/29/17	(46,413)
CITI	USD	4,760,853	MXN	86,022,000	12/20/17	(310,440)
CITI	USD	8,550	MXN	166,000	12/20/17	38
CITI	USD	335,903	MXN	6,340,000	01/17/18	(9,432)
CITI	USD	188,469	MYR	809,000	11/17/17	2,501
CITI	USD	372,390	MYR	1,605,000	11/29/17	6,290
CITI	USD	9,802,533	NOK	76,411,000	12/20/17	(436,072)
CITI	USD	10,614,996	NZD	14,733,000	12/20/17	(541,768)
CITI	USD	110,008	PEN	360,000	11/29/17	613
CITI	USD	1,183,338	PHP	60,792,000	12/20/17	(9,233)
CITI	USD	19,826	PHP	1,027,000	12/20/17	9
CITI	USD	3,184,633	PLN	11,354,000	12/20/17	(64,681)
CITI	USD	6,255	PLN	23,000	12/20/17	65
CITI	USD	199,519	RON	771,500	11/17/17	(4,311)
CITI	USD	462,503	RON	1,807,000	11/29/17	(5,314)
CITI	USD	11,651,956	SEK	93,302,000	12/20/17	(473,852)
CITI	USD	2,405,916	SGD	3,247,000	12/20/17	(22,868)
CITI	USD	229,568	TRY	837,000	11/17/17	(9,964)
CITI	USD	455,078	TRY	1,652,000	11/29/17	(23,172)
CITI	USD	4,232,035	TRY	15,322,000	12/20/17	(250,457)
CITI	USD	175,101	TWD	5,275,650	12/20/17	228
CITI	USD	1,522,832	TWD	45,561,350	12/20/17	(8,657)
CITI	USD	207,314	ZAR	2,735,000	11/17/17	(14,382)
CITI	USD	3,095,071	ZAR	41,041,000	12/20/17	(216,107)
CITI	ZAR	40,908,000	USD	2,997,444	12/20/17	127,808
CITI	ZAR	4,285,000	USD	298,749	12/20/17	(1,838)
DB	CAD	649,000	USD	530,176	01/11/18	26,737
DB	CHF	770,000	USD	807,017	11/20/17	34,328
DB	CHF	2,662,500	USD	2,750,386	01/19/18	66,742
DB	CHF	2,512,500	USD	2,590,650	01/25/18	57,145
DB	EUR	4,299,000	USD	5,154,212	01/11/18	125,654
DB	EUR	1,798,000	USD	2,129,785	01/17/18	25,919
DB	KRW	946,375,000	USD	839,990	01/26/18	(5,200)
DB	KRW	2,825,000,000	USD	2,502,059	02/05/18	(21,111)
DB	PLN	1,779,000	USD	496,442	01/11/18	7,461
DB	RON	547,000	USD	141,970	11/29/17	3,574
DB	RUB	7,900,000	USD	135,057	01/30/18	1,884
DB	USD	984,411	BRL	3,170,000	11/29/17	(18,755)
DB	USD	512,751	CAD	649,000	01/11/18	(9,310)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
DB	USD	228,000	COP	684,000,000	11/29/17	(3,712)
DB	USD	221,195	COP	658,000,000	01/17/18	(6,404)
DB	USD	415,527	EUR	351,000	01/11/18	(4,961)
DB	USD	1,605,273	GBP	1,230,000	11/21/17	29,202
DB	USD	2,501,107	KRW	2,825,000,000	11/03/17	20,440
GS	KRW	3,491,125,380	USD	3,063,600	11/22/17	(52,773)
GSI	AUD	6,425,226	USD	5,100,000	11/22/17	183,444
GSI	CAD	13,981,889	USD	11,064,510	12/15/17	222,038
GSI	CHF	1,772,160	USD	1,782,599	12/15/17	1,079
GSI	EUR	176,885	USD	209,503	11/22/17	3,245
GSI	EUR	21,119,388	USD	24,876,635	12/15/17	216,483
GSI	EUR	5,522,779	USD	6,439,693	12/15/17	(9,006)
GSI	JPY	716,669,100	USD	6,300,000	11/22/17	(8,026)
GSI	NZD	11,984,556	USD	8,272,478	12/15/17	77,733
GSI	SEK	42,770,753	USD	5,140,283	12/15/17	18,134
GSI	SEK	5,103,283	USD	610,948	12/15/17	(212)
GSI	USD	3,932,485	AUD	5,113,709	12/15/17	(20,356)
GSI	USD	1,201,934	EUR	1,000,000	11/22/17	(35,880)
GSI	USD	11,292,159	GBP	8,546,405	12/15/17	73,489
GSI	USD	4,734,300	JPY	517,856,671	11/22/17	(176,195)
GSI	USD	874,592	NOK	6,976,312	12/15/17	(19,571)
GSI	USD	735,304	NZD	1,074,197	12/15/17	(794)
HSBC	BRL	2,300,000	USD	730,882	11/08/17	28,411
HSBC	USD	721,996	BRL	2,300,000	11/08/17	(19,526)
JPMCB	CHF	11,571,889	USD	11,780,234	12/15/17	147,229
JPMCB	CHF	715,000	USD	735,097	01/22/18	14,270
JPMCB	EUR	642,291	SEK	6,167,000	11/09/17	(11,521)
JPMCB	GBP	1,790,000	USD	2,354,172	11/17/17	(24,197)
JPMCB	GBP	1,328,400	USD	1,724,696	12/11/17	(41,637)
JPMCB	GBP	1,846,654	USD	2,440,240	12/15/17	(15,578)
JPMCB	HKD	17,400,000	USD	2,231,172	11/20/17	443
JPMCB	HUF	44,400,000	USD	173,537	11/29/17	7,266
JPMCB	KRW	429,000,000	USD	379,099	01/22/18	(4,020)
JPMCB	MXN	6,110,000	USD	338,551	11/29/17	21,317
JPMCB	MXN	2,700,000	USD	140,315	01/30/18	1,583
JPMCB	NOK	41,969,974	USD	5,140,300	12/15/17	(3,562)
JPMCB	NZD	8,509,972	USD	5,892,472	12/15/17	73,561

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
JPMCB	RUB	14,100,000	USD	242,268	11/29/17	2,197
JPMCB	SEK	1,800,000	USD	221,879	11/20/17	6,663
JPMCB	SEK	31,268,666	USD	3,820,331	12/15/17	75,651
JPMCB	USD	573,906	CAD	710,000	11/20/17	(23,473)
JPMCB	USD	224,599	EUR	190,000	11/20/17	(3,072)
JPMCB	USD	8,375,910	GBP	6,338,476	12/15/17	53,470
JPMCB	USD	691,496	HKD	5,400,000	11/20/17	800
JPMCB	USD	6,210,748	JPY	705,844,069	12/15/17	9,391
JPMCB	USD	9,378,516	NOK	74,815,451	12/15/17	(209,095)
JPMCB	USD	8,126,752	NZD	11,753,573	12/15/17	(89,946)
JPMCB	USD	111,382	PEN	365,000	01/17/18	509
JPMCB	USD	566,878	RUB	34,350,000	11/29/17	17,976
MSCI	AUD	41,019,400	USD	32,532,675	12/20/17	1,153,038
MSCI	CAD	33,843,983	USD	27,104,309	12/20/17	857,787
MSCI	EUR	570,281	USD	689,894	12/20/17	23,775
MSCI	GBP	3,074,764	USD	4,057,792	12/20/17	(32,049)
MSCI	GBP	11,822,542	USD	15,884,422	12/20/17	158,884
MSCI	JPY	386,557,140	USD	3,403,912	12/20/17	(3,640)
MSCI	JPY	1,992,686,009	USD	17,768,508	12/20/17	202,716
MSCI	NOK	40,701,707	USD	5,201,045	12/20/17	211,829
MSCI	NZD	76,387,536	USD	54,988,908	12/20/17	2,761,314
MSCI	SEK	302,161,004	USD	37,708,899	12/20/17	1,508,311
MSCI	SGD	53,571,141	USD	39,763,652	12/20/17	446,587
MSCI	SGD	17,814,005	USD	13,062,196	12/20/17	(11,902)
MSCI	USD	13,399,503	AUD	16,757,180	12/20/17	(580,345)
MSCI	USD	21,012,209	CAD	25,729,962	12/20/17	(1,058,231)
MSCI	USD	30,012,104	EUR	24,877,271	12/20/17	(954,136)
MSCI	USD	8,476,740	GBP	6,426,184	12/20/17	70,931
MSCI	USD	6,895,890	GBP	5,095,230	12/20/17	(118,563)
MSCI	USD	14,708,970	JPY	1,633,795,774	12/20/17	(306,844)
MSCI	USD	16,700,169	NOK	130,421,369	12/20/17	(713,113)
MSCI	USD	25,904,403	NZD	35,613,767	12/20/17	(1,554,600)
MSCI	USD	25,155,852	SEK	202,206,920	12/20/17	(930,325)
MSCI	USD	28,072,003	SGD	37,716,600	12/20/17	(390,942)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
RBC	GBP	1,760,000	USD	2,334,957	11/17/17	(3,551)
RBS	GBP	1,328,400	USD	1,709,533	12/04/17	(56,323)
RBS	NOK	1,000,000	USD	125,347	01/30/18	2,632
RBS	USD	312,352	GBP	230,000	11/20/17	(6,727)
RBS	USD	192,092	HKD	1,500,000	11/20/17	212
SG	AUD	4,809,944	MXN	69,349,772	12/19/17	(91,150)
SG	AUD	3,253,850	USD	2,550,000	11/22/17	60,167
SG	EUR	117,805	USD	139,608	11/22/17	2,241
SG	NOK	125,469,885	USD	15,713,040	12/15/17	335,385
SG	USD	5,144,205	CHF	5,117,429	12/15/17	252
						817,067

Variance swap agreements5

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BNP	GBP	10	12/21/18	Pay	FTSE 100 Index	20.15	—	68,822	68,822
BNP	HKD	95	12/28/18	Receive	Hang Seng China Enterprises Index	25.15	—	(29,627)	(29,627)
BNP	HKD	39	12/28/18	Receive	Hang Seng China Enterprises Index	25.45	—	(13,228)	(13,228)
BNP	HKD	97	12/28/18	Receive	Hang Seng China Enterprises Index	29.30	—	(82,018)	(82,018)
BNP	JPY	999	12/14/18	Receive	Nikkei 225 Index	19.85	—	(1,143)	(1,143)
BNP	USD	9	12/21/18	Pay	S&P 500 Index	17.15	—	14,695	14,695
BNP	USD	12	12/21/18	Pay	S&P 500 Index	17.75	—	35,857	35,857
BNP	USD	5	12/21/18	Pay	S&P 500 Index	18.05	—	15,681	15,681
GS	EUR	2	12/15/17	Pay	DJ Euro Stoxx 50	25.60	—	1,332,993	1,332,993
GS	EUR	4	12/21/18	Receive	DJ Euro Stoxx 50	27.08	—	(2,329,412)	(2,329,412)
JPMCB	EUR	2	12/15/17	Pay	DJ Euro Stoxx 50	18.65	—	19,007	19,007

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Variance swap agreements5—(continued)

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
JPMCB	EUR	9	12/21/18	Receive	DJ Euro Stoxx 50	25.07	—	(40,540)	(40,540)
JPMCB	GBP	4	12/21/18	Pay	FTSE 100 Index	19.68	—	26,216	26,216
JPMCB	GBP	1	12/21/18	Pay	FTSE 100 Index	19.87	—	7,898	7,898
JPMCB	GBP	20	12/21/18	Pay	FTSE 100 Index	22.55	—	189,973	189,973
JPMCB	HKD	190	12/28/18	Receive	Hang Seng China Enterprises Index	31.55	—	(211,134)	(211,134)
JPMCB	HKD	38	12/28/18	Receive	Hang Seng China Enterprises Index	25.07	—	(11,874)	(11,874)
JPMCB	HKD	37	12/28/18	Receive	Hang Seng China Enterprises Index	25.32	—	(3,978)	(3,978)
JPMCB	HKD	40	12/28/18	Receive	Hang Seng China Enterprises Index	25.40	—	(13,599)	(13,599)
JPMCB	HKD	73	12/28/18	Receive	Hang Seng China Enterprises Index	25.48	—	(9,639)	(9,639)
JPMCB	HKD	60	12/28/18	Receive	Hang Seng China Enterprises Index	25.49	—	(21,006)	(21,006)
JPMCB	HKD	40	12/28/18	Receive	Hang Seng China Enterprises Index	25.87	—	(17,238)	(17,238)
JPMCB	HKD	44	12/28/18	Receive	Hang Seng China Enterprises Index	26.41	—	(22,180)	(22,180)
JPMCB	HKD	83	12/28/18	Receive	Hang Seng China Enterprises Index	27.09	—	(48,653)	(48,653)
JPMCB	HKD	100	12/28/18	Receive	Hang Seng China Enterprises Index	27.10	—	(58,530)	(58,530)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Variance swap agreements5—(continued)

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
JPMCB	HKD	89	12/28/18	Receive	Hang Seng China Enterprises Index	27.89	—	(59,949)	(59,949)
JPMCB	HKD	89	12/28/18	Receive	Hang Seng China Enterprises Index	28.18	—	(62,900)	(62,900)
JPMCB	HKD	12	12/28/18	Receive	Hang Seng China Enterprises Index	29.26	—	(10,063)	(10,063)
JPMCB	HKD	40	12/28/18	Receive	Hang Seng China Enterprises Index	29.29	—	(33,632)	(33,632)
JPMCB	JPY	520	12/14/18	Receive	Nikkei 225 Index	19.80	—	(638)	(638)
JPMCB	JPY	1,030	12/14/18	Receive	Nikkei 225 Index	20.28	—	(5,299)	(5,299)
JPMCB	JPY	1,545	12/14/18	Receive	Nikkei 225 Index	20.51	—	(11,334)	(11,334)
JPMCB	JPY	517	12/14/18	Receive	Nikkei 225 Index	20.58	—	(2,854)	(2,854)
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	16.70	—	5,837	5,837
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	17.40	—	7,912	7,912
JPMCB	USD	9	12/21/18	Pay	S&P 500 Index	17.48	—	17,878	17,878
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	17.49	—	7,917	7,917
JPMCB	USD	14	12/21/18	Pay	S&P 500 Index	17.51	—	27,508	27,508
JPMCB	USD	9	12/21/18	Pay	S&P 500 Index	17.65	—	17,111	17,111
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	17.67	—	14,398	14,398
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	18.00	—	16,193	16,193
JPMCB	USD	8	12/21/18	Pay	S&P 500 Index	18.09	—	24,718	24,718
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	18.37	—	18,905	18,905
JPMCB	USD	6	12/21/18	Pay	S&P 500 Index	18.41	—	21,582	21,582
JPMCB	USD	11	12/21/18	Pay	S&P 500 Index	19.09	—	46,914	46,914
JPMCB	USD	13	12/21/18	Receive	S&P 500 Index	19.15	—	56,568	56,568
JPMCB	USD	11	12/21/18	Pay	S&P 500 Index	19.24	—	52,255	52,255
JPMCB	USD	11	12/21/18	Pay	S&P 500 Index	19.43	—	54,089	54,089
SG	HKD	38	12/28/18	Receive	Hang Seng China Enterprises Index	25.00	—	(12,169)	(12,169)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Variance swap agreements5—(concluded)

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
SG	HKD	39	12/28/18	Receive	Hang Seng China Enterprises Index	26.05	—	(17,988)	(17,988)
SG	HKD	44	12/28/18	Receive	Hang Seng China Enterprises Index	27.60	—	(28,305)	(28,305)
SG	HKD	43	12/28/18	Receive	Hang Seng China Enterprises Index	27.85	—	(28,987)	(28,987)
SG	HKD	132	12/28/18	Receive	Hang Seng China Enterprises Index	27.90	—	(90,601)	(90,601)
SG	HKD	43	12/28/18	Receive	Hang Seng China Enterprises Index	27.95	—	(29,576)	(29,576)
SG	HKD	176	12/28/18	Receive	Hang Seng China Enterprises Index	28.05	—	(122,242)	(122,242)
SG	HKD	44	12/28/18	Receive	Hang Seng China Enterprises Index	28.15	—	(31,219)	(31,219)
SG	USD	5	12/21/18	Pay	S&P 500 Index	18.10	—	16,645	16,645
SG	USD	5	12/21/18	Pay	S&P 500 Index	18.30	—	18,596	18,596
SG	USD	23	12/21/18	Pay	S&P 500 Index	19.10	—	101,470	101,470
SG	USD	11	12/21/18	Pay	S&P 500 Index	19.20	—	50,618	50,618
SG	USD	6	12/21/18	Pay	S&P 500 Index	19.25	—	26,077	26,077
SG	USD	17	12/21/18	Pay	S&P 500 Index	19.30	—	78,587	78,587
SG	USD	6	12/21/18	Pay	S&P 500 Index	19.35	—	26,407	26,407
							—	(1,042,228)	(1,042,228)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[6]	Payments received by the Portfolio(%)[6]	Value($)	Unrealized appreciation (depreciation)($)
AUD	16,600	12/04/19	Semi-Annual	6 Month AUD Bank Bill Rate	2.650	137,745	137,745
AUD	4,056	12/14/19	Semi-Annual	6 Month AUD Bank Bill Rate	2.652	33,382	33,382
AUD	2,704	12/18/19	Semi-Annual	6 Month AUD Bank Bill Rate	2.650	21,732	21,732

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[6]	Payments received by the Portfolio(%)[6]	Value($)	Unrealized appreciation (depreciation)($)
AUD	4,056	12/18/19	Semi-Annual	6 Month AUD Bank Bill Rate	2.650	33,078	33,078
AUD	1,352	12/18/19	Semi-Annual	6 Month AUD Bank Bill Rate	2.650	11,026	11,026
AUD	50,250	04/16/20	Quarterly	3 Month AUD Bank Bill Rate	2.150	76,206	76,206
AUD	5,278	05/13/21	Semi-Annual	6 Month AUD Bank Bill Rate	2.565	6,183	6,183
AUD	5,278	05/15/21	Semi-Annual	6 Month AUD Bank Bill Rate	2.500	1,074	1,074
AUD	7,917	05/17/21	Semi-Annual	6 Month AUD Bank Bill Rate	2.486	(86)	(86)
AUD	7,917	05/20/21	Semi-Annual	6 Month AUD Bank Bill Rate	2.357	(15,098)	(15,098)
AUD	11,510	05/23/21	Semi-Annual	6 Month AUD Bank Bill Rate	2.385	(17,668)	(17,668)
CAD	5,364	10/18/19	Semi-Annual	6 Month Canadian Dollar	1.879	11,218	11,270
CAD	3,576	10/19/19	Semi-Annual	6 Month Canadian Dollar	1.840	5,235	5,268
CAD	1,788	10/26/19	Semi-Annual	6 Month Canadian Dollar	1.830	1,999	1,999
CAD	1,037	10/18/27	Semi-Annual	2.357	6 Month Canadian Dollar	(6,658)	(6,679)
CAD	691	10/19/27	Semi-Annual	2.325	6 Month Canadian Dollar	(2,823)	(2,837)
CAD	346	10/26/27	Semi-Annual	2.356	6 Month Canadian Dollar	(2,076)	(2,076)
GBP	5,411	06/29/47	Semi-Annual	1.643	6 Month LIBOR	20,955	20,955
GBP	5,400	07/05/47	Semi-Annual	1.720	6 Month LIBOR	(37,904)	(37,904)
GBP	5,100	10/06/47	Semi-Annual	1.765	6 Month LIBOR	(76,899)	(76,899)
JPY	6,600,000	10/20/25	Semi-Annual	6 Month JPY LIBOR	0.289	(32,598)	(32,598)
JPY	860,000	08/27/29	Semi-Annual	6 Month JPY LIBOR	0.400	8,364	8,364
JPY	860,000	09/02/29	Semi-Annual	6 Month JPY LIBOR	0.381	(6,688)	(6,688)
JPY	73,900	10/15/29	Semi-Annual	6 Month JPY LIBOR	0.442	2,785	2,785
JPY	73,800	10/15/29	Semi-Annual	6 Month JPY LIBOR	0.440	2,629	2,629
JPY	73,900	10/16/29	Semi-Annual	6 Month JPY LIBOR	0.429	1,909	1,909
JPY	49,300	10/17/29	Semi-Annual	6 Month JPY LIBOR	0.434	1,479	1,479
JPY	49,200	10/18/29	Semi-Annual	6 Month JPY LIBOR	0.433	1,424	1,424
JPY	21,900	10/21/29	Semi-Annual	6 Month JPY LIBOR	0.434	639	639

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[6]	Payments received by the Portfolio(%)[6]	Value($)	Unrealized appreciation (depreciation)($)
JPY	3,320,000	10/20/30	Semi-Annual	0.516	6 Month JPY LIBOR	71,702	71,702
JPY	440,500	08/27/39	Semi-Annual	0.805	6 Month JPY LIBOR	(11,610)	(11,610)
JPY	440,500	09/02/39	Semi-Annual	0.800	6 Month JPY LIBOR	(7,259)	(7,259)
JPY	37,600	10/15/39	Semi-Annual	0.872	6 Month JPY LIBOR	(4,694)	(4,694)
JPY	37,600	10/15/39	Semi-Annual	0.869	6 Month JPY LIBOR	(4,496)	(4,496)
JPY	37,600	10/16/39	Semi-Annual	0.855	6 Month JPY LIBOR	(3,625)	(3,625)
JPY	25,000	10/17/39	Semi-Annual	0.861	6 Month JPY LIBOR	(2,652)	(2,652)
JPY	25,100	10/18/39	Semi-Annual	0.863	6 Month JPY LIBOR	(2,745)	(2,745)
JPY	11,100	10/21/39	Semi-Annual	0.863	6 Month JPY LIBOR	(1,200)	(1,200)
SEK	33,480	10/20/19	Quarterly	0.213	3 Month SEK STIBOR	(3,616)	(3,616)
SEK	33,480	10/20/19	Annual	3 Month SEK STIBOR	0.213	(445)	(445)
SEK	22,320	10/23/19	Quarterly	0.220	3 Month SEK STIBOR	(1,785)	(1,785)
SEK	22,320	10/23/19	Annual	3 Month SEK STIBOR	0.220	(224)	(33,398)
SEK	11,160	10/30/19	Quarterly	0.220	3 Month SEK STIBOR	(771)	(771)
SEK	11,160	10/30/19	Annual	3 Month SEK STIBOR	0.220	8	(3,653)
SEK	6,324	10/20/27	Annual	3 Month SEK STIBOR	1.190	2,850	2,850
SEK	4,216	10/23/27	Annual	3 Month SEK STIBOR	1.158	199	199
SEK	2,108	10/30/27	Annual	3 Month SEK STIBOR	1.212	1,369	1,369
USD	76,300	02/21/20	Semi-Annual	3 Month USD LIBOR	1.953	40,965	40,965
USD	3,994	04/23/21	Semi-Annual	3 Month USD LIBOR	2.000	(10,924)	(10,924)
USD	15,975	04/23/21	Semi-Annual	3 Month USD LIBOR	2.020	(37,596)	(37,596)
USD	15,975	04/24/21	Semi-Annual	3 Month USD LIBOR	2.020	(37,890)	(37,890)
USD	17,120	06/05/21	Semi-Annual	3 Month USD LIBOR	1.985	(57,142)	(57,142)
USD	6,420	06/06/21	Semi-Annual	3 Month USD LIBOR	1.929	(28,340)	(28,340)
USD	4,280	06/07/21	Semi-Annual	3 Month USD LIBOR	1.955	(16,726)	(16,726)
USD	30,000	02/15/24	Quarterly	2.480	3 Month USD LIBOR	(261,636)	(261,636)
USD	51,000	02/21/24	Quarterly	2.443	3 Month USD LIBOR	(352,226)	(352,226)
USD	1,632	04/23/24	Quarterly	2.208	3 Month USD LIBOR	7,711	7,711
USD	6,527	04/23/24	Quarterly	2.225	3 Month USD LIBOR	25,631	25,631
USD	6,527	04/24/24	Quarterly	2.228	3 Month USD LIBOR	24,784	24,784
USD	6,960	06/05/24	Quarterly	1.000	3 Month USD LIBOR	43,081	43,081
USD	2,610	06/06/24	Quarterly	1.000	3 Month USD LIBOR	22,975	22,975
USD	1,740	06/07/24	Quarterly	1.000	3 Month USD LIBOR	13,289	13,289
						(412,474)	(449,259)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Centrally cleared credit default swap agreements on credit indices—buy protection7

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[6]	Upfront payments received (made)($)	Value($)	Unrealized (depreciation)($)
CDX Investment Grade 29 Index	USD	4,670	12/20/22	Quarterly	1.000	102,128	(112,843)	(10,715)
CDX Investment Grade 29 Index	USD	4,635	12/20/22	Quarterly	1.000	104,157	(111,998)	(7,841)
CDX North America High Yield 28 Index	USD	6,139	06/20/22	Quarterly	5.000	445,566	(589,253)	(143,687)
CDX North America High Yield 28 Index	USD	1,280	06/20/22	Quarterly	5.000	89,022	(122,869)	(33,847)
						740,873	(936,963)	(196,090)

Centrally cleared credit default swap agreements on credit indices—sell protection8

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[6]	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
CDX Investment Grade 29 Index	USD	27,605	12/20/22	Quarterly	1.000	(530,225)	667,033	136,808
CDX North America High Yield 28 Index	USD	7,419	06/20/22	Quarterly	5.000	(410,348)	712,122	301,774
CDX North America High Yield 29 Index	USD	6,139	12/20/22	Quarterly	5.000	(452,433)	550,167	97,734
CDX North America High Yield 29 Index	USD	15,300	12/20/22	Quarterly	5.000	(1,134,042)	1,355,194	221,152
iTraxx Europe Main Series 28 Index	EUR	3,095	12/20/22	Quarterly	1.000	(82,165)	96,100	13,935
						(2,609,213)	3,380,616	771,403

Total return swap agreements5

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[6]	Payments received by the Portfolio[6]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
BNP	USD	2	07/25/18	Monthly	1 Month USD LIBOR plus 58 bps	RUGL	—	3,057	3,057
BNP	USD	2,543	12/12/17	Quarterly	BMF Ibovespa Volatility Index	3 Month USD LIBOR minus 25 bps	—	140,179	140,179
BNP	USD	1,587	03/07/18	Quarterly	BNPPAISB Index	3 Month USD LIBOR minus 22 bps	—	(18,623)	(18,623)
BNP	JPY	930	06/26/18	Quarterly	3 Month ICE JPY LIBOR minus 1 bps	TOPIX Banks Index	—	202,029	202,029
BOA	CHF	267	12/20/17	Monthly	MSCI Switzerland Net Total Return Index	1 Month ICE CHF LIBOR plus 3 bps	—	45	45
CITI	USD	2,345	11/16/17	Monthly	IXRTR	1 Month USD LIBOR plus 10 bps	—	64,698	64,698

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Total return swap agreements5—(concluded)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[6]	Payments received by the Portfolio[6]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
CITI	USD	—	11/29/17	Monthly	1 Month USD LIBOR plus 52 bps	RUGL	—	116	116
CITI	USD	3,746	08/30/18	Monthly	IXRTR	1 Month USD LIBOR plus 25 bps	—	65,556	65,556
CITI	EUR	46	06/14/18	Quarterly	3 Month EURIBOR plus 10 bps	Euro STOXX Banks Index	—	77,836	77,836
CITI	EUR	6,168	06/14/18	Quarterly	Euro STOXX Banks Index	3 Month EURIBOR plus 10 bps	—	2,220	2,220
JPMCB	USD	475	04/19/18	Monthly	Samsung Electronics Co Ltd., common stock	1 Month USD LIBOR plus 25 bps	—	(23,914)	(23,914)
JPMCB	USD	150	09/28/18	Monthly	Samsung Electronics Co Ltd., common stock	1 Month USD LIBOR plus 30 bps	—	(14,169)	(14,169)
JPMCB	USD	298	10/01/18	Monthly	Samsung Electronics Co Ltd., common stock	1 Month USD LIBOR plus 30 bps	—	(31,037)	(31,037)
JPMCB	USD	156	10/10/18	Monthly	Samsung Electronics Co Ltd., common stock	1 Month USD LIBOR plus 30 bps	—	(8,154)	(8,154)
							—	459,839	459,839

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Investments measured at fair value using the net asset value per share (or its equivalent) practical expedient ($)	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	—	267,059,912	—	—	267,059,912
Preferred stocks	—	941,753	—	—	941,753
Right	—	6,859	—	—	6,859
Warrant	—	2,279	—	—	2,279
Investment companies	65,348,749	8,849,689	—	—	74,198,438
US government obligations	—	—	44,064,831	—	44,064,831
Corporate notes	—	—	12,554,652	—	12,554,652
Non-US government obligations	—	—	7,537,101	—	7,537,101
Certificates of deposit	—	—	5,500,000	—	5,500,000
Time deposits	—	—	46,644,572	—	46,644,572
Short-term US government obligations	—	—	62,205,973	—	62,205,973
Repurchase agreement	—	—	189,709,000	—	189,709,000
Options purchased	—	2,154,381	512,553	—	2,666,934
Swaptions purchased	—	—	5,086,410	—	5,086,410
Foreign exchange options purchased	—	—	4,067,129	—	4,067,129
Futures contracts	—	4,387,290	—	—	4,387,290
Forward foreign currency contracts	—	—	20,209,003	—	20,209,003
Swap agreements	—	—	6,989,305	—	6,989,305
Total	65,348,749	283,402,163	405,080,529	—	753,831,441

Liabilities
Investments sold short	—	(103,308,951)	—	—	(103,308,951)
Options written	—	—	(167,517)	—	(167,517)
Swaptions written	—	—	(3,370,387)	—	(3,370,387)
Foreign exchange options written	—	—	(25,562)	—	(25,562)
Futures contracts	—	(3,165,743)	—	—	(3,165,743)
Forward foreign currency contracts	—	—	(19,391,936)	—	(19,391,936)
Swap agreements	—	—	(5,540,515)	—	(5,540,515)
Total	—	(106,474,694)	(28,495,917)	—	(134,970,611)

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                      Non-income producing security.

†                      Amount represents less than 0.005%.

1                      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2                      Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

3                      Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4                      Rates shown is the discount rate at date of purchase unless otherwise noted.

5                      Illiquid investment at the period end.

6                      Payments made or received are based on the notional amount.

7                      If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

8                      If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust

Portfolio acronyms:

ABS                                          Asset-backed Security

ADR                                        American Depositary Receipt

AGM                                     Assured Guaranty Municipal

AMBAC                   American Municipal Bond Assurance Corporation

AMT                                      Alternative Minimum Tax

ARM                                     Adjustable Rate Mortgage

BOBL                                Bundesobligationen

CJSC                                     Closed Joint Stock Company

CLO                                         Collateralized Loan Obligation

CMT                                      Constant Maturity Treasury Index

COFI                                     Cost of Funds Index

CVR                                        Contingent Value Right

DAC                                        Designated Activity Company

ETF                                            Exchange Traded Fund

EURIBOR         Euro Interbank Offered Rate

FHA                                         Federal Housing Administration

FHLB                                 Federal Home Loan Bank

FHLMC                     Federal Home Loan Mortgage Corporation

FNMA                              Federal National Mortgage Association

GDR                                        Global Depositary Receipt

GMAC                            General Motors Acceptance Corporation

GMTN                             Global Medium Term Note

GNMA                            Government National Mortgage Association

GSAMP                       Goldman Sachs Asset Mortgage Passthrough

GTD                                         Guaranteed

IO                                                     Interest Only

JSC                                              Joint Stock Company

LIBOR                           London Interbank Offered Rate

MGIC                                Mortgage Guaranty Insurance Corporation

MTA                                      Monthly Treasury Average Index

MTN                                      Medium Term Note

NVDR                               Non-Voting Depository Receipt

OAT                                         Obligation Assimilables du Trésor (French Government Bonds)

PJSC                                       Private Joint Stock Company

PO                                                   Principal Only

PSF                                              Permanent School Fund

RASC                                 Retirement Administration Service Center

REIT                                     Real Estate Investment Trust

REMIC                        Real Estate Mortgage Investment Conduit

SBA                                          Small Business Administration

SPDR                                   Standard and Poor’s Depository Receipts

STRIP                               Separate Trading of Registered Interest and Principal of Securities

TBA                                         (To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS                                        Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/ or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

PACE Select Advisors Trust

Currency type abbreviations:

ARS                                          Argentine Peso

AUD                                        Australian Dollar

BRL                                         Brazilian Real

CAD                                        Canadian Dollar

CHF                                         Swiss Franc

CLP                                           Chilean Peso

CNY                                        Chinese Yuan Renminbi

COP                                          Colombian Peso

CZK                                         Czech Koruna

DKK                                        Danish Krone

EUR                                         Euro

GBP                                          Great Britain Pound

HKD                                       Hong Kong Dollar

HUF                                         Hungarian Forint

IDR                                            Indonesian Rupiah

ILS                                               Israeli Shekel

INR                                            Indian Rupee

JPY                                              Japanese Yen

KRW                                     South Korean Won

MXN                                     Mexican Peso

MYR                                     Malaysian Ringgit

NOK                                        Norwegian Krone

NZD                                         New Zealand Dollar

PEN                                           Peruvian Sol

PHP                                           Philippine Peso

PLN                                           Polish Zloty

RON                                        Romanian Leu

RUB                                        Russian Ruble

SEK                                           Swedish Krona

SGD                                          Singapore Dollar

THB                                        Thai Baht

TRY                                         Turkish Lira

TWD                                      Taiwan Dollar

USD                                          United States Dollar

ZAR                                         South African Rand

Counterparty acronyms:

ANZ                                         Australia and New Zealand Banking Group

BB                                                 Barclays Bank PLC

BNP                                          BNP Paribas

BOA                                        Bank of America

CITI                                        Citibank NA

CSI                                              Credit Suisse International

DB                                                 Deutsche Bank AG

GS                                                   Goldman Sachs

GSB                                          Goldman Sachs Bank USA

GSI                                              Goldman Sachs International

HSBC                                HSBC Bank PLC

JPMCB                         JPMorgan Chase Bank

MSCI                                  Morgan Stanley & Co. International PLC

NAB                                        National Australia Bank

NTC                                         Northern Trust Corporation

RBC                                        Royal Bank of Canada

RBS                                          Royal Bank of Scotland PLC

SCB                                          Standard Chartered Bank

SG                                                   Societe Generale

SSC                                            State Street Bank and Trust Co.

TD                                                  Toronto-Dominion Bank

WBC                                     Westpac Banking Corp.

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Under Rule 2a-7 under the 1940 Act, PACE Government Money Market Investments has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, PACE Government Money Market Investments values its investments at amortized cost unless the Fund’s Board determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Each Portfolio (other than PACE Government Money Market Investments) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from

PACE Select Advisors Trust

an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Portfolio’s Schedule of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

PACE Select Advisors Trust

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Portfolio’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2017.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 2, 2018

By:	/s/ Joanne Kilkeary
Joanne Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 2, 2018